Schedule of Investments
Blue Chip Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .43 % Shares Held Value (000's)
Money Market Funds - 0 .43%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
101,158 $ 101
TOTAL INVESTMENT COMPANIES $ 101
COMMON STOCKS - 99 .03 % Shares Held Value (000's)
Aerospace & Defense - 6 .94%
HEICO Corp - Class A 2,090 $ 441
TransDigm Group Inc 871 1,205
$ 1,646
Building Materials - 1 .03%
Vulcan Materials Co 1,044 244
Chemicals - 2 .46%
Air Products and Chemicals Inc 132 39
Linde PLC 807 376
Sherwin-Williams Co/The 482 168
$ 583
Commercial Services - 0 .50%
Moody's Corp 254 118
Computers - 0 .61%
Gartner Inc
(c)
342 144
Distribution & Wholesale - 2 .27%
Copart Inc
(c)
9,544 540
Diversified Financial Services - 12 .37%
Brookfield Asset Management Ltd 1,520 74
Charles Schwab Corp/The 6,949 544
Mastercard Inc 2,103 1,153
Visa Inc 3,323 1,164
$ 2,935
Electronics - 0 .55%
Amphenol Corp 1,987 130
Healthcare - Products - 6 .06%
Danaher Corp 3,409 699
IDEXX Laboratories Inc
(c)
402 169
Intuitive Surgical Inc
(c)
186 92
Thermo Fisher Scientific Inc 960 478
$ 1,438
Insurance - 5 .11%
Arthur J Gallagher & Co 433 150
Progressive Corp/The 3,757 1,063
$ 1,213
Internet - 20 .34%
Airbnb Inc
(c)
4,092 489
Alphabet Inc - A Shares 3,118 482
Alphabet Inc - C Shares 4,925 769
Amazon.com Inc
(c)
10,313 1,962
Netflix Inc
(c)
1,204 1,123
$ 4,825
Lodging - 2 .90%
Hilton Worldwide Holdings Inc 3,029 689
Pharmaceuticals - 1 .93%
Zoetis Inc 2,781 458
Private Equity - 6 .92%
Brookfield Corp 21,797 1,142
KKR & Co Inc 4,325 500
$ 1,642
Real Estate - 2 .04%
CoStar Group Inc
(c)
6,109 484
Retail - 3 .97%
Costco Wholesale Corp 277 262
O'Reilly Automotive Inc
(c)
474 679
$ 941
Semiconductors - 3 .54%
Broadcom Inc 2,889 484
NVIDIA Corp 3,296 357
$ 841
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 19 .49%
Cadence Design Systems Inc
(c)
3,668 $ 933
Constellation Software Inc/Canada 47 149
Microsoft Corp 6,743 2,531
MSCI Inc 287 162
Roper Technologies Inc 1,301 767
Veeva Systems Inc
(c)
348 81
$ 4,623
TOTAL COMMON STOCKS $ 23,494
Total Investments $ 23,595
Other Assets and Liabilities -  0.54% 129
TOTAL NET ASSETS - 100.00% $ 23,724
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 393 $ 1,327 $ 1,619 $ 101
$ 393 $ 1,327 $ 1,619 $ 101
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .39 % Shares Held Value (000's)
Money Market Funds - 2 .39%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
536,056 $ 536
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b),(c)
47,393,545 47,394
$ 47,930
TOTAL INVESTMENT COMPANIES $ 47,930
BONDS - 28 .30%
Principal
Amount (000's) Value (000's)
Advertising - 0 .02%
Omnicom Group Inc
2.45%, 04/30/2030 $ 160 $ 144
2.60%, 08/01/2031 295 258
$ 402
Aerospace & Defense - 0 .51%
Boeing Co/The
2.95%, 02/01/2030 170 155
3.25%, 02/01/2028 325 312
3.25%, 02/01/2035 170 140
3.63%, 02/01/2031 175 162
3.75%, 02/01/2050 235 165
3.95%, 08/01/2059 315 215
5.04%, 05/01/2027 310 311
5.15%, 05/01/2030 310 312
5.71%, 05/01/2040 310 301
5.81%, 05/01/2050 355 338
5.88%, 02/15/2040 154 152
6.26%, 05/01/2027 125 129
6.30%, 05/01/2029 300 315
6.53%, 05/01/2034 60 64
6.86%, 05/01/2054 230 250
General Dynamics Corp
1.15%, 06/01/2026 195 188
3.50%, 04/01/2027 160 158
3.75%, 05/15/2028 150 147
4.25%, 04/01/2040 160 141
L3Harris Technologies Inc
1.80%, 01/15/2031 90 76
2.90%, 12/15/2029 60 55
5.05%, 06/01/2029 150 152
5.40%, 01/15/2027 150 152
5.40%, 07/31/2033 150 152
5.50%, 08/15/2054 140 135
5.60%, 07/31/2053 55 54
Lockheed Martin Corp
1.85%, 06/15/2030 55 48
3.80%, 03/01/2045 100 79
3.90%, 06/15/2032 100 95
4.07%, 12/15/2042 47 39
4.09%, 09/15/2052 199 158
4.15%, 06/15/2053 100 80
4.50%, 02/15/2029 155 156
4.70%, 12/15/2031 130 130
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 150 148
5.10%, 11/15/2027 150 153
5.20%, 02/15/2055 130 123
5.20%, 02/15/2064 155 144
5.25%, 01/15/2033 150 154
5.70%, 11/15/2054 150 152
Northrop Grumman Corp
3.20%, 02/01/2027 250 245
3.85%, 04/15/2045 250 197
4.03%, 10/15/2047 300 240
4.70%, 03/15/2033 150 148
4.90%, 06/01/2034 155 154
4.95%, 03/15/2053 115 104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 170 $ 143
2.25%, 07/01/2030 160 142
2.38%, 03/15/2032 195 166
2.82%, 09/01/2051 175 107
3.03%, 03/15/2052 195 124
3.50%, 03/15/2027 250 246
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 119
4.13%, 11/16/2028 220 217
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 190 167
4.63%, 11/16/2048 210 180
5.15%, 02/27/2033 110 111
5.38%, 02/27/2053 85 81
5.75%, 11/08/2026 150 153
5.75%, 01/15/2029 150 156
6.10%, 03/15/2034 185 198
6.40%, 03/15/2054 185 203
$ 10,102
Agriculture - 0 .34%
Altria Group Inc
2.45%, 02/04/2032 190 160
3.40%, 05/06/2030 325 304
3.70%, 02/04/2051 190 131
3.88%, 09/16/2046 60 44
4.00%, 02/04/2061
(d)
190 132
4.80%, 02/14/2029 63 63
4.88%, 02/04/2028 125 126
5.80%, 02/14/2039 380 382
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 119
2.90%, 03/01/2032 390 346
4.50%, 08/15/2033 125 121
BAT Capital Corp
2.26%, 03/25/2028 170 159
2.73%, 03/25/2031 170 151
3.46%, 09/06/2029 245 232
3.56%, 08/15/2027 211 206
3.98%, 09/25/2050 170 121
4.54%, 08/15/2047 325 260
5.63%, 08/15/2035 125 125
5.83%, 02/20/2031 115 120
6.42%, 08/02/2033 155 165
7.08%, 08/02/2043 155 169
7.08%, 08/02/2053 75 82
BAT International Finance PLC
5.93%, 02/02/2029 155 161
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 173
Philip Morris International Inc
0.88%, 05/01/2026 175 169
1.75%, 11/01/2030 175 150
4.13%, 03/04/2043 150 124
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 53
4.50%, 03/20/2042 200 176
4.63%, 11/01/2029 135 135
4.88%, 02/15/2028 150 152
4.88%, 02/13/2029 155 157
4.88%, 11/15/2043 35 32
4.90%, 11/01/2034 135 133
5.13%, 11/17/2027 255 259
5.25%, 02/13/2034 155 156
5.38%, 02/15/2033 150 153
5.50%, 09/07/2030 155 161
5.63%, 11/17/2029 255 266

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.75%, 11/17/2032 $ 130 $ 136
Reynolds American Inc
5.70%, 08/15/2035 25 25
5.85%, 08/15/2045 265 253
$ 6,767
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 124 113
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 234 219
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 94 93
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 63 56
$ 481
Apparel - 0 .04%
NIKE Inc
2.75%, 03/27/2027 160 156
3.25%, 03/27/2040 160 126
3.38%, 11/01/2046 350 256
3.63%, 05/01/2043 200 159
$ 697
Automobile Manufacturers - 0 .62%
American Honda Finance Corp
1.30%, 09/09/2026 195 187
2.25%, 01/12/2029 200 183
4.55%, 03/03/2028
(d)
245 245
4.60%, 04/17/2030 150 149
4.70%, 01/12/2028 150 151
4.90%, 01/10/2034 155 151
5.05%, 07/10/2031 145 146
5.65%, 11/15/2028 150 155
5.85%, 10/04/2030 115 121
Ford Motor Co
6.10%, 08/19/2032 225 221
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 217
5.13%, 11/05/2026 275 273
5.30%, 09/06/2029 275 267
5.80%, 03/08/2029 300 297
5.85%, 05/17/2027 300 302
5.88%, 11/07/2029 200 198
5.92%, 03/20/2028 200 201
6.05%, 03/05/2031 305 301
6.05%, 11/05/2031 200 196
6.50%, 02/07/2035 200 196
6.80%, 11/07/2028 300 309
7.12%, 11/07/2033 300 307
7.35%, 11/04/2027 225 233
General Motors Co
5.00%, 10/01/2028 400 399
5.00%, 04/01/2035 200 185
5.40%, 04/01/2048 180 154
6.75%, 04/01/2046 25 25
General Motors Financial Co Inc
1.50%, 06/10/2026 190 183
2.35%, 02/26/2027 105 100
2.35%, 01/08/2031 190 161
2.40%, 04/10/2028 190 176
2.40%, 10/15/2028 175 160
2.70%, 06/10/2031 190 162
4.35%, 01/17/2027 305 302
4.90%, 10/06/2029 135 133
5.35%, 07/15/2027 150 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
5.35%, 01/07/2030 $ 130 $ 130
5.40%, 05/08/2027 155 156
5.45%, 09/06/2034
(d)
135 130
5.55%, 07/15/2029 150 151
5.60%, 06/18/2031 150 150
5.80%, 01/07/2029 305 311
5.90%, 01/07/2035
(d)
130 129
6.00%, 01/09/2028 150 154
6.40%, 01/09/2033 150 155
Honda Motor Co Ltd
2.53%, 03/10/2027
(d)
115 111
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 150
PACCAR Financial Corp
4.45%, 08/06/2027 140 141
4.60%, 01/31/2029 150 151
5.00%, 05/13/2027 150 152
Toyota Motor Corp
3.67%, 07/20/2028 200 197
5.12%, 07/13/2028 150 153
Toyota Motor Credit Corp
1.15%, 08/13/2027 165 153
1.65%, 01/10/2031
(d)
190 161
1.90%, 01/13/2027 200 192
1.90%, 09/12/2031 195 164
4.35%, 10/08/2027 135 135
4.45%, 06/29/2029 155 155
4.55%, 09/20/2027 95 95
4.55%, 05/17/2030 295 294
4.60%, 10/10/2031 95 94
4.63%, 01/12/2028 300 302
4.80%, 01/05/2034 210 207
4.95%, 01/09/2030 130 132
5.00%, 03/19/2027 190 192
5.10%, 03/21/2031 150 152
5.40%, 11/20/2026 225 229
$ 12,475
Automobile Parts & Equipment - 0 .01%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 175 152
Banks - 5 .66%
Banco Santander SA
2.75%, 12/03/2030 400 348
3.22%, 11/22/2032
(e)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 186
5.29%, 08/18/2027 200 203
5.44%, 07/15/2031 200 205
5.57%, 01/17/2030 200 205
5.59%, 08/08/2028 400 411
6.94%, 11/07/2033 400 445
Bank of America Corp
1.73%, 07/22/2027
(e)
380 366
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
370 318
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
170 145
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 176
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 325
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
385 321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.50%, 02/13/2031
(e)
$ 320 $ 287
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
390 376
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
130 112
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
205 181
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 475
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
450 281
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
240 210
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 244
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 314
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 39
3.31%, 04/22/2042
(e)
380 289
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
536 519
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 135
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 150 149
3.59%, 07/21/2028
(e)
500 489
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.97%, 02/07/2030
(e)
250 243
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 233
4.27%, 07/23/2029
(e)
180 178
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 256
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
235 234
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
290 280
Secured Overnight Financing Rate + 1.83%
4.98%, 01/24/2029
(e)
180 182
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 25 23
5.02%, 07/22/2033
(e)
340 339
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(e)
180 183
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
295 300
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 296
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
210 206
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(e)
185 188
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
255 260
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.52%, 10/25/2035
(e)
$ 215 $ 211
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
305 316
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 318
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 113 118
5.93%, 09/15/2027
(e)
155 158
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 400 415
7.75%, 05/14/2038 250 296
Bank of America NA
6.00%, 10/15/2036 250 263
Bank of Montreal
3.09%, 01/10/2037
(e)
200 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(d),(e)
275 274
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 106
5.30%, 06/05/2026 150 151
5.37%, 06/04/2027 220 224
5.72%, 09/25/2028 305 316
Bank of New York Mellon Corp/The
3.99%, 06/13/2028
(e)
175 174
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(e)
110 110
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
145 146
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
125 126
Secured Overnight Financing Rate + 0.89%
4.95%, 04/26/2027
(e)
110 111
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
110 109
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
145 147
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
195 196
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(e)
150 158
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
295 312
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 195 186
2.15%, 08/01/2031 95 81
2.70%, 08/03/2026 170 166
4.74%, 11/10/2032
(e)
135 133
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 120 121
5.35%, 12/07/2026 155 157
5.40%, 06/04/2027 150 153
Barclays PLC
2.28%, 11/24/2027
(e)
220 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 284
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 156
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
4.84%, 09/10/2028
(e)
$ 200 $ 200
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(e)
210 211
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
200 201
Secured Overnight Financing Rate + 0.96%
5.67%, 03/12/2028
(e)
300 305
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
300 308
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
200 201
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(e)
295 307
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
230 236
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
305 327
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
305 340
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 183
4.63%, 09/11/2030
(e)
135 134
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
190 191
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 145 147
5.26%, 04/08/2029 150 153
5.93%, 10/02/2026 150 153
5.99%, 10/03/2028 150 157
Citibank NA
5.57%, 04/30/2034 300 308
5.80%, 09/29/2028 250 260
Citigroup Inc
1.46%, 06/09/2027
(e)
370 356
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(e)
175 149
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
245 213
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 285
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 284
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 137
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 143
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 162
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 525 515
3.67%, 07/24/2028
(e)
325 318
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
395 361
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 395
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 236
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 271
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 523
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.45%, 09/29/2027 $ 20 $ 20
4.54%, 09/19/2030
(e)
270 266
Secured Overnight Financing Rate + 1.34%
4.65%, 07/30/2045 222 194
4.66%, 05/24/2028
(e)
365 365
Secured Overnight Financing Rate + 1.89%
4.79%, 03/04/2029
(e)
245 246
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(e)
230 226
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(e)
310 314
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 25 23
5.33%, 03/27/2036
(e)
290 289
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
135 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
125 122
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
155 154
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 198 203
6.02%, 01/24/2036
(e)
230 232
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
295 302
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
305 324
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 121
6.68%, 09/13/2043 30 32
8.13%, 07/15/2039 132 164
Cooperatieve Rabobank UA
5.25%, 05/24/2041 290 285
5.25%, 08/04/2045 250 238
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 309
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(e)
275 274
Secured Overnight Financing Rate + 1.70%
5.37%, 09/09/2027 325 332
5.37%, 01/10/2029
(e)
190 192
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
300 314
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(d),(e)
305 321
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 224
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
150 148
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
150 154
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
225 235
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.54%, 09/10/2027
(e)
190 182
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 384
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
245 207
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 244
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 210 190

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
2.62%, 04/22/2032
(e)
$ 380 $ 332
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 290
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 169
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
385 272
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
395 348
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 140
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 291
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(e)
315 308
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 59
4.22%, 05/01/2029
(e)
415 409
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
180 160
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 279
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
265 263
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 22
5.02%, 10/23/2035
(e)
265 258
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
315 318
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 310 281
5.21%, 01/28/2031
(e)
240 243
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
250 249
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
190 193
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
270 263
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
265 273
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
120 120
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
180 186
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(e)
295 312
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
145 158
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 573
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
335 313
Secured Overnight Financing Rate + 1.73%
2.80%, 05/24/2032
(e)
200 175
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 180
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
200 174
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
200 193
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
4.04%, 03/13/2028
(e)
$ 250 $ 247
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
365 362
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 200
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 201
5.29%, 11/19/2030
(e)
270 273
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
335 339
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
310 317
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(d),(e)
310 317
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
300 309
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(e)
270 269
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(e)
300 305
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 184
6.16%, 03/09/2029
(e)
200 207
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 275
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 229
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 445
6.55%, 06/20/2034
(e)
295 308
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 324
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 99
5.27%, 01/15/2031
(e)
135 136
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
5.65%, 01/10/2030 305 315
ING Groep NV
1.73%, 04/01/2027
(e)
200 194
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 176
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(e)
250 251
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
300 306
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(e)
230 241
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.47%, 09/22/2027
(e)
155 148
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
190 184
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
180 153
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
190 162
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
295 273
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
265 252
Secured Overnight Financing Rate + 1.89%

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.52%, 04/22/2031
(e)
$ 190 $ 171
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 125
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
195 169
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
190 167
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 239
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 294
2.96%, 05/13/2031
(e)
175 159
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
190 144
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
215 143
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 250 247
3.33%, 04/22/2052
(e)
380 264
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
200 194
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(e)
200 174
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
400 316
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 265
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
150 148
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
290 289
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
200 200
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
295 293
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
195 190
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
265 263
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(e)
170 171
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(e)
340 337
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
255 250
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 55 50
4.98%, 07/22/2028
(e)
135 136
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
145 146
Secured Overnight Financing Rate + 1.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.01%, 01/23/2030
(e)
$ 185 $ 187
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
350 353
Secured Overnight Financing Rate + 1.19%
5.14%, 01/24/2031
(e)
195 198
Secured Overnight Financing Rate + 0.90%
5.29%, 07/22/2035
(e)
215 216
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
300 306
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
215 217
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
370 376
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
205 209
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
270 267
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 309
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 154 157
5.63%, 08/16/2043 180 180
5.72%, 09/14/2033
(e)
160 164
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
195 203
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(e)
295 302
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
295 309
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
295 317
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 303
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 257
KeyCorp
2.25%, 04/06/2027 410 391
2.55%, 10/01/2029 310 280
Korea Development Bank/The
0.80%, 04/27/2026 350 337
4.38%, 02/15/2028 305 306
4.50%, 02/15/2029 305 306
5.63%, 10/23/2033 200 212
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 234
0.00%, 06/29/2037
(f)
200 116
1.00%, 10/01/2026 290 277
2.88%, 04/03/2028 275 267
3.00%, 05/20/2027 295 289
3.50%, 08/27/2027 150 148
3.63%, 04/01/2026 225 224
3.75%, 02/15/2028 225 224
3.88%, 05/15/2028
(d)
250 250
3.88%, 06/15/2028 360 359
4.00%, 03/15/2029 90 90
4.13%, 07/15/2033 300 297
4.38%, 03/01/2027 310 312
4.38%, 02/28/2034 170 171
4.63%, 08/07/2026 305 307
4.63%, 03/18/2030 90 92
4.75%, 10/29/2030 150 155
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 330 279
3.88%, 09/28/2027 205 205
3.88%, 06/14/2028 295 294

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Landwirtschaftliche Rentenbank (continued)
4.63%, 04/17/2029 $ 150 $ 153
Lloyds Banking Group PLC
3.75%, 01/11/2027 265 261
4.98%, 08/11/2033
(e)
335 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 184
5.68%, 01/05/2035
(e)
305 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
M&T Bank Corp
4.83%, 01/16/2029
(e)
130 130
Secured Overnight Financing Rate + 0.93%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(e)
400 385
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 218
2.56%, 02/25/2030 200 181
2.76%, 09/13/2026 200 195
3.20%, 07/18/2029 200 189
4.08%, 04/19/2028
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(d),(e)
325 331
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
300 307
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(e)
225 228
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(e)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 175
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
400 374
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 331
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc (continued)
5.59%, 07/10/2035
(e)
$ 295 $ 302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
305 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.51%, 07/20/2027
(e)
380 365
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 262
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
355 297
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 88
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
190 162
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 116
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 220
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 155
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
240 149
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
140 123
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 360 354
3.22%, 04/22/2042
(e)
190 142
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 29
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 265 262
3.77%, 01/24/2029
(e)
180 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 49
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.21%, 04/20/2028
(e)
390 387
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 42
4.35%, 09/08/2026 30 30
4.38%, 01/22/2047 30 25
4.65%, 10/18/2030
(e)
170 169
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
225 222
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(e)
140 141
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
300 304
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 152
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
230 233
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
205 208
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
295 295
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
290 290
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
300 304
Secured Overnight Financing Rate + 1.88%

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.45%, 07/20/2029
(e)
$ 300 $ 307
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
155 157
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
170 166
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
200 204
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(e)
200 197
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(e)
130 133
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 309
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(e)
90 93
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
150 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
295 307
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 317
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 395 430
6.41%, 11/01/2029
(e)
200 211
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
185 202
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(e)
265 265
Secured Overnight Financing Rate + 0.68%
4.75%, 04/21/2026 300 301
4.97%, 07/14/2028
(e)
285 288
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
290 294
Secured Overnight Financing Rate + 0.91%
National Australia Bank Ltd/New York
4.79%, 01/10/2029 250 253
4.90%, 06/13/2028 295 300
5.09%, 06/11/2027 280 285
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 300 301
4.89%, 05/18/2029
(e)
200 200
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 403
3 Month USD LIBOR + 1.91%
Northern Trust Corp
4.00%, 05/10/2027 130 129
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 124
3.75%, 09/05/2029 275 271
4.25%, 03/01/2028 300 302
4.50%, 01/24/2030 130 132
4.75%, 05/21/2027 150 152
PNC Bank NA
2.70%, 10/22/2029 250 229
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
150 129
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 145
2.60%, 07/23/2026 230 225
3.45%, 04/23/2029 300 288
4.63%, 06/06/2033
(e)
105 100
Secured Overnight Financing Rate + 1.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.22%, 01/29/2031
(e)
$ 155 $ 158
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(e)
155 157
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
105 107
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(e)
315 316
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
75 77
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
305 318
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
220 227
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.20%, 04/27/2026 175 169
3.63%, 05/04/2027 115 113
3.88%, 05/04/2032 225 211
4.51%, 10/18/2027
(e)
200 200
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(e)
200 199
Secured Overnight Financing Rate + 1.08%
4.95%, 02/01/2029 130 132
4.97%, 01/24/2029
(e)
190 191
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(e)
235 236
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 145 145
5.15%, 02/04/2031
(e)
190 192
Secured Overnight Financing Rate + 1.03%
5.20%, 07/20/2026 150 152
6.00%, 11/01/2027 150 156
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 259
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
135 134
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(e)
120 121
Secured Overnight Financing Rate + 1.61%
6.12%, 05/31/2027
(e)
300 304
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
1.67%, 06/14/2027
(e)
200 193
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 192
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 139
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 122
4.42%, 05/13/2033
(e)
185 179
Secured Overnight Financing Rate + 1.61%
4.54%, 02/28/2028 125 126
4.68%, 10/22/2032
(e)
135 134
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(e)
65 64
Secured Overnight Financing Rate + 1.57%
5.15%, 02/28/2036
(e)
125 125
Secured Overnight Financing Rate + 1.22%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(e)
150 156
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 200 183
2.13%, 07/08/2030 265 232
2.14%, 09/23/2030 170 147
2.93%, 09/17/2041 195 143

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc (continued)
3.04%, 07/16/2029 $ 200 $ 187
3.36%, 07/12/2027 200 196
3.45%, 01/11/2027
(d)
140 138
5.32%, 07/09/2029 295 302
5.42%, 07/09/2031 225 231
5.63%, 01/15/2035 200 205
5.77%, 01/13/2033 200 208
5.80%, 07/13/2028 300 311
5.81%, 09/14/2033
(d)
230 242
6.18%, 07/13/2043 150 163
Toronto-Dominion Bank/The
1.20%, 06/03/2026 190 183
1.95%, 01/12/2027 200 191
3.20%, 03/10/2032 195 174
4.11%, 06/08/2027 70 70
4.46%, 06/08/2032
(d)
175 169
4.57%, 12/17/2026 80 80
4.69%, 09/15/2027 290 292
4.78%, 12/17/2029 80 80
4.99%, 04/05/2029 155 157
5.30%, 01/30/2032 130 132
5.52%, 07/17/2028 150 154
5.53%, 07/17/2026 150 152
Truist Financial Corp
1.13%, 08/03/2027 215 199
1.89%, 06/07/2029
(e)
175 160
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 252
4.12%, 06/06/2028
(e)
135 134
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 151
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 147
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
140 140
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
75 77
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
60 61
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
150 154
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
1.25%, 08/07/2026 250 240
5.00%, 07/09/2027 275 278
UBS Group AG
4.88%, 05/15/2045 250 225
US Bancorp
1.38%, 07/22/2030 415 350
2.22%, 01/27/2028
(e)
155 149
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 650 606
3.15%, 04/27/2027 25 24
4.65%, 02/01/2029
(e)
130 130
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 126
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
255 257
Secured Overnight Financing Rate + 1.06%
5.38%, 01/23/2030
(e)
60 61
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
45 46
Secured Overnight Financing Rate + 1.86%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
5.84%, 06/12/2034
(e)
$ 295 $ 304
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
150 155
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
250 239
Secured Overnight Financing Rate + 2.10%
3.00%, 04/22/2026 350 345
3.00%, 10/23/2026 265 259
3.07%, 04/30/2041
(e)
280 209
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
235 211
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
250 245
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.10%, 06/03/2026 300 298
4.40%, 06/14/2046 195 157
4.48%, 04/04/2031
(e)
245 241
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 331
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 140
4.81%, 07/25/2028
(e)
170 171
Secured Overnight Financing Rate + 1.98%
4.90%, 01/24/2028
(e)
190 191
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
170 168
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 225
5.01%, 04/04/2051
(e)
325 293
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(e)
305 310
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
265 263
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
180 183
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(e)
210 211
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
305 309
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
225 229
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
225 231
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 43
5.71%, 04/22/2028
(e)
300 307
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
295 310
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
295 318
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 254
5.95%, 08/26/2036 500 521
6.60%, 01/15/2038 250 275
Westpac Banking Corp
1.95%, 11/20/2028 200 184
2.96%, 11/16/2040 80 59
3.02%, 11/18/2036
(e)
150 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 145

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp (continued)
4.11%, 07/24/2034
(e)
$ 165 $ 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 149
5.05%, 04/16/2029 225 230
5.46%, 11/18/2027 310 319
$ 113,329
Beverages - 0 .47%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 630 607
4.90%, 02/01/2046 824 760
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 281
4.75%, 01/23/2029 410 414
5.00%, 06/15/2034 150 151
5.45%, 01/23/2039 500 508
5.80%, 01/23/2059 470 486
8.20%, 01/15/2039 51 65
Coca-Cola Co/The
1.00%, 03/15/2028 170 155
1.50%, 03/05/2028 190 177
1.65%, 06/01/2030 260 227
2.13%, 09/06/2029 165 151
2.50%, 06/01/2040 260 187
2.88%, 05/05/2041 195 145
5.00%, 05/13/2034 95 97
5.30%, 05/13/2054 95 93
Constellation Brands Inc
2.25%, 08/01/2031 170 144
3.15%, 08/01/2029 630 588
4.35%, 05/09/2027 160 159
4.90%, 05/01/2033 75 73
Diageo Capital PLC
2.13%, 04/29/2032 200 167
2.38%, 10/24/2029 200 183
5.30%, 10/24/2027 295 301
5.63%, 10/05/2033 200 208
5.88%, 09/30/2036 139 148
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 165
3.35%, 03/15/2051 190 129
3.95%, 04/15/2029 110 107
4.05%, 04/15/2032 110 105
4.50%, 04/15/2052 110 92
5.10%, 03/15/2027 190 192
Molson Coors Beverage Co
3.00%, 07/15/2026 330 324
5.00%, 05/01/2042 50 46
PepsiCo Inc
1.40%, 02/25/2031 165 138
1.63%, 05/01/2030 95 83
1.95%, 10/21/2031 165 141
2.63%, 07/29/2029 170 159
2.63%, 10/21/2041 160 113
2.88%, 10/15/2049 160 105
3.60%, 02/18/2028 170 168
4.20%, 07/18/2052 60 50
4.45%, 02/07/2028 125 126
4.45%, 05/15/2028
(d)
150 151
4.50%, 07/17/2029 110 111
4.80%, 07/17/2034 110 110
5.00%, 02/07/2035 100 101
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 156
$ 9,347
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .33%
Amgen Inc
1.65%, 08/15/2028 $ 180 $ 165
2.00%, 01/15/2032 180 150
2.20%, 02/21/2027 225 216
2.45%, 02/21/2030 160 144
2.60%, 08/19/2026 250 244
3.00%, 02/22/2029 200 190
3.00%, 01/15/2052 180 116
3.15%, 02/21/2040 260 199
3.38%, 02/21/2050 160 112
4.20%, 03/01/2033 165 156
4.20%, 02/22/2052 200 157
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 256
4.88%, 03/01/2053 165 144
5.15%, 03/02/2028 270 275
5.25%, 03/02/2030 130 133
5.25%, 03/02/2033 155 157
5.60%, 03/02/2043 310 307
5.65%, 03/02/2053 310 304
5.75%, 03/02/2063 230 224
Baxalta Inc
5.25%, 06/23/2045 130 123
Biogen Inc
2.25%, 05/01/2030 115 101
5.20%, 09/15/2045 340 308
Gilead Sciences Inc
1.65%, 10/01/2030 165 141
2.60%, 10/01/2040 85 61
2.80%, 10/01/2050 165 104
2.95%, 03/01/2027 265 258
4.00%, 09/01/2036 300 270
4.60%, 09/01/2035 500 483
5.10%, 06/15/2035 135 136
5.25%, 10/15/2033 150 154
5.50%, 11/15/2054 135 134
5.55%, 10/15/2053 150 149
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 141
Royalty Pharma PLC
1.75%, 09/02/2027 160 149
2.20%, 09/02/2030 160 138
3.30%, 09/02/2040 160 118
$ 6,651
Building Materials - 0 .22%
Carrier Global Corp
2.49%, 02/15/2027 36 35
2.72%, 02/15/2030 320 293
3.38%, 04/05/2040 300 236
3.58%, 04/05/2050 160 117
5.90%, 03/15/2034 125 131
6.20%, 03/15/2054 30 32
CRH America Finance Inc
5.50%, 01/09/2035 255 258
Johnson Controls International plc
4.50%, 02/15/2047 500 422
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 324
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 225
3.20%, 07/15/2051 190 124
5.15%, 12/01/2034 135 134
Masco Corp
1.50%, 02/15/2028 190 174
4.50%, 05/15/2047
(d)
260 213

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Owens Corning
5.50%, 06/15/2027 $ 150 $ 153
5.70%, 06/15/2034 150 154
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 584
5.10%, 06/13/2034 150 151
Vulcan Materials Co
3.50%, 06/01/2030 295 278
5.35%, 12/01/2034 270 272
$ 4,310
Chemicals - 0 .28%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 99
4.60%, 02/08/2029 155 156
4.80%, 03/03/2033 155 155
Albemarle Corp
5.45%, 12/01/2044 150 135
Dow Chemical Co/The
2.10%, 11/15/2030 165 142
3.60%, 11/15/2050 165 112
4.38%, 11/15/2042 230 189
4.80%, 05/15/2049 300 249
5.15%, 02/15/2034
(d)
155 154
9.40%, 05/15/2039 30 40
DuPont de Nemours Inc
4.73%, 11/15/2028 225 226
5.32%, 11/15/2038 302 311
5.42%, 11/15/2048 245 247
Eastman Chemical Co
4.80%, 09/01/2042 100 88
Ecolab Inc
1.30%, 01/30/2031 85 71
1.65%, 02/01/2027 350 334
2.75%, 08/18/2055 232 139
4.80%, 03/24/2030 160 162
LYB International Finance III LLC
2.25%, 10/01/2030 165 144
3.63%, 04/01/2051 165 111
4.20%, 10/15/2049 125 94
5.63%, 05/15/2033 150 153
Nutrien Ltd
4.20%, 04/01/2029 300 294
4.50%, 03/12/2027 120 120
4.90%, 06/01/2043 200 180
5.40%, 06/21/2034 150 150
5.80%, 03/27/2053 155 153
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 135
2.30%, 05/15/2030 160 142
2.95%, 08/15/2029 225 209
3.30%, 05/15/2050 160 108
3.80%, 08/15/2049 175 131
Westlake Corp
3.13%, 08/15/2051 190 118
3.60%, 08/15/2026 350 345
$ 5,596
Commercial Mortgage Backed Securities - 1 .03%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,800
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,280
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 983
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 992
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 84 84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces
2.42%, 10/25/2026
(g)
$ 694 $ 674
2.70%, 06/25/2025
(g)
1,246 1,239
2.83%, 02/25/2027
(g)
585 571
2.96%, 02/25/2027
(g)
807 788
2.99%, 12/25/2027
(g)
638 619
3.36%, 07/25/2028
(g)
1,981 1,932
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,035 1,019
3.41%, 12/25/2026 1,500 1,478
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 988
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 785 776
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,464
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 463 462
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,419
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 973
$ 20,541
Commercial Services - 0 .18%
American University/The
3.67%, 04/01/2049 125 95
Automatic Data Processing Inc
1.70%, 05/15/2028 195 181
California Institute of Technology
4.32%, 08/01/2045 80 70
Global Payments Inc
3.20%, 08/15/2029 170 159
4.15%, 08/15/2049 85 64
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 177
4.68%, 07/01/2114 250 214
Moody's Corp
4.25%, 08/08/2032 175 169
5.00%, 08/05/2034 140 139
5.25%, 07/15/2044 250 238
PayPal Holdings Inc
2.30%, 06/01/2030 160 143
2.85%, 10/01/2029 160 149
3.90%, 06/01/2027
(d)
185 184
4.40%, 06/01/2032 185 180
5.50%, 06/01/2054 150 145
S&P Global Inc
1.25%, 08/15/2030 165 140
2.45%, 03/01/2027 145 140
2.50%, 12/01/2029 120 110
3.25%, 12/01/2049 120 84
3.70%, 03/01/2052 295 223
5.25%, 09/15/2033 150 154
TR Finance LLC
5.85%, 04/15/2040 25 26
University of Southern California
5.25%, 10/01/2111 30 28
William Marsh Rice University
3.57%, 05/15/2045 500 403
$ 3,615
Computers - 0 .49%
Apple Inc
1.20%, 02/08/2028 345 318
1.25%, 08/20/2030 130 111
1.40%, 08/05/2028 190 174
1.65%, 05/11/2030 160 141

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc (continued)
1.65%, 02/08/2031 $ 175 $ 151
2.20%, 09/11/2029 165 152
2.65%, 05/11/2050 160 101
2.70%, 08/05/2051 175 110
2.80%, 02/08/2061 175 106
2.90%, 09/12/2027 300 292
2.95%, 09/11/2049 165 111
3.20%, 05/11/2027 160 157
3.25%, 08/08/2029
(d)
175 168
3.35%, 02/09/2027 335 331
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 91
3.75%, 11/13/2047 150 119
3.85%, 05/04/2043 300 252
3.95%, 08/08/2052 175 141
4.30%, 05/10/2033
(d)
150 149
4.65%, 02/23/2046 435 401
4.85%, 05/10/2053
(d)
145 139
Dell International LLC / EMC Corp
3.38%, 12/15/2041 100 74
3.45%, 12/15/2051 145 98
4.35%, 02/01/2030 135 132
4.75%, 04/01/2028
(h)
75 75
5.25%, 02/01/2028 150 153
5.30%, 04/01/2032
(h)
115 116
5.40%, 04/15/2034 225 227
6.02%, 06/15/2026 317 321
8.10%, 07/15/2036 138 165
8.35%, 07/15/2046 83 104
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 155 155
4.55%, 10/15/2029 135 133
4.85%, 10/15/2031 205 203
5.00%, 10/15/2034 270 263
6.20%, 10/15/2035 80 85
6.35%, 10/15/2045 195 200
HP Inc
3.00%, 06/17/2027 240 232
4.75%, 01/15/2028 175 176
6.00%, 09/15/2041 154 155
IBM International Capital Pte Ltd
4.75%, 02/05/2031 160 160
4.90%, 02/05/2034 310 305
International Business Machines Corp
2.20%, 02/09/2027 100 96
3.30%, 05/15/2026 250 247
3.50%, 05/15/2029 235 226
4.00%, 06/20/2042 35 29
4.15%, 05/15/2039 230 202
4.25%, 05/15/2049 340 277
4.40%, 07/27/2032 165 160
4.50%, 02/06/2028 115 116
4.65%, 02/10/2028 255 257
4.70%, 02/19/2046 185 162
5.10%, 02/06/2053 150 138
5.60%, 11/30/2039 92 94
5.70%, 02/10/2055 125 124
5.88%, 11/29/2032 100 106
6.22%, 08/01/2027 216 225
NetApp Inc
2.38%, 06/22/2027 160 152
$ 9,881
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 300 235
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0 .13%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 $ 170 $ 145
2.38%, 12/01/2029 240 217
Haleon US Capital LLC
3.38%, 03/24/2027 475 466
3.63%, 03/24/2032 370 341
Kenvue Inc
4.90%, 03/22/2033 155 155
5.05%, 03/22/2028 155 158
5.05%, 03/22/2053 155 145
5.10%, 03/22/2043 155 149
Procter & Gamble Co/The
3.55%, 03/25/2040 160 136
Unilever Capital Corp
1.38%, 09/14/2030 170 145
2.13%, 09/06/2029 115 105
4.63%, 08/12/2034 105 103
4.88%, 09/08/2028 150 153
5.90%, 11/15/2032 230 248
$ 2,666
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 223
Diversified Financial Services - 0 .76%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 225 217
3.00%, 10/29/2028 245 230
3.30%, 01/30/2032 380 337
3.40%, 10/29/2033 275 237
3.88%, 01/23/2028 300 293
4.88%, 04/01/2028 150 150
4.95%, 09/10/2034 150 144
5.10%, 01/19/2029 150 151
5.38%, 12/15/2031 150 151
6.10%, 01/15/2027 305 312
Air Lease Corp
1.88%, 08/15/2026 200 193
2.10%, 09/01/2028 385 353
2.88%, 01/15/2032 200 174
3.25%, 10/01/2029 95 89
5.10%, 03/01/2029 155 157
5.20%, 07/15/2031 150 151
Ally Financial Inc
2.20%, 11/02/2028 190 172
4.75%, 06/09/2027 160 160
8.00%, 11/01/2031 265 295
American Express Co
1.65%, 11/04/2026 670 642
3.30%, 05/03/2027 30 29
4.05%, 12/03/2042 25 21
5.09%, 01/30/2031
(e)
190 192
Secured Overnight Financing Rate + 1.02%
5.10%, 02/16/2028
(e)
155 157
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
150 153
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
215 215
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(e)
150 152
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(e)
150 155
Secured Overnight Financing Rate + 1.09%
6.49%, 10/30/2031
(e)
75 81
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
5.35%, 01/08/2055 145 141

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Blackrock Inc
2.10%, 02/25/2032 $ 150 $ 127
2.40%, 04/30/2030 125 113
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 120
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 156
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 415 409
4.93%, 05/10/2028
(e)
255 256
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(e)
70 71
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
155 158
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
150 151
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
70 71
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
75 77
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
65 65
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
150 156
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
225 251
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.15%, 05/13/2026 195 188
1.65%, 03/11/2031 165 139
2.00%, 03/20/2028 385 360
5.64%, 05/19/2029
(e)
150 155
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
6.14%, 08/24/2034
(e)
155 165
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
150 158
Secured Overnight Financing Rate + 1.88%
Credit Suisse USA LLC
7.13%, 07/15/2032 300 338
Discover Financial Services
4.10%, 02/09/2027 250 247
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 142
2.65%, 09/15/2040 165 118
3.00%, 09/15/2060 165 99
4.00%, 09/15/2027 185 183
4.25%, 09/21/2048 150 124
4.95%, 06/15/2052 335 303
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 139
4.15%, 01/23/2030 200 192
6.50%, 01/20/2043 200 204
Mastercard Inc
2.00%, 11/18/2031 170 145
2.95%, 11/21/2026 250 245
2.95%, 03/15/2051 190 126
3.35%, 03/26/2030 80 76
3.85%, 03/26/2050 135 107
4.55%, 03/15/2028 125 126
4.55%, 01/15/2035 275 268
Nasdaq Inc
2.50%, 12/21/2040 185 126
5.35%, 06/28/2028 150 154
5.95%, 08/15/2053 35 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Nomura Holdings Inc
2.33%, 01/22/2027 $ 385 $ 369
2.68%, 07/16/2030 330 294
5.84%, 01/18/2028 300 308
6.09%, 07/12/2033 300 317
Visa Inc
1.90%, 04/15/2027 120 115
2.05%, 04/15/2030 155 139
2.70%, 04/15/2040 155 116
3.65%, 09/15/2047 85 66
4.15%, 12/14/2035 215 203
4.30%, 12/14/2045 245 214
Western Union Co/The
6.20%, 11/17/2036
(d)
200 204
$ 15,251
Electric - 2 .14%
AEP Texas Inc
2.10%, 07/01/2030 165 144
3.45%, 01/15/2050 55 38
3.45%, 05/15/2051 45 30
4.70%, 05/15/2032 65 63
5.25%, 05/15/2052 65 58
AEP Transmission Co LLC
2.75%, 08/15/2051 190 115
4.00%, 12/01/2046 200 159
4.50%, 06/15/2052 90 75
5.40%, 03/15/2053 155 148
AES Corp/The
2.45%, 01/15/2031 180 154
Alabama Power Co
1.45%, 09/15/2030 160 136
3.13%, 07/15/2051 190 125
Ameren Corp
1.75%, 03/15/2028 190 175
5.00%, 01/15/2029 155 156
5.70%, 12/01/2026 150 153
Ameren Illinois Co
1.55%, 11/15/2030 180 153
3.25%, 03/15/2050 80 55
3.85%, 09/01/2032 115 108
American Electric Power Co Inc
2.30%, 03/01/2030 160 142
5.63%, 03/01/2033
(d)
155 159
Appalachian Power Co
3.30%, 06/01/2027 200 195
7.00%, 04/01/2038 120 133
Arizona Public Service Co
2.60%, 08/15/2029 270 248
2.65%, 09/15/2050 170 101
4.50%, 04/01/2042 77 66
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 165
4.55%, 06/01/2052 60 51
5.65%, 06/01/2054 150 147
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 113
2.85%, 05/15/2051 180 110
3.80%, 07/15/2048 150 113
4.60%, 05/01/2053 195 163
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 166
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 132
4.25%, 02/01/2049 150 121
4.85%, 10/01/2052 80 71
4.95%, 04/01/2033 155 154
5.20%, 10/01/2028 150 154

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Inc
1.45%, 06/01/2026 $ 195 $ 188
2.95%, 03/01/2030 125 114
3.70%, 09/01/2049 90 64
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 104
3.13%, 03/15/2051 190 125
5.30%, 06/01/2034 150 152
5.30%, 02/01/2053 150 142
5.65%, 06/01/2054 150 148
Connecticut Light and Power Co/The
2.05%, 07/01/2031 190 162
3.20%, 03/15/2027 165 162
4.00%, 04/01/2048 250 198
4.95%, 01/15/2030 130 132
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 172
3.00%, 12/01/2060 180 107
3.70%, 11/15/2059 80 56
3.88%, 06/15/2047 325 250
4.20%, 03/15/2042 128 108
4.30%, 12/01/2056 230 182
5.20%, 03/01/2033 150 152
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 155 163
6.75%, 04/01/2038 125 141
Consumers Energy Co
3.10%, 08/15/2050 245 165
4.20%, 09/01/2052 175 142
4.60%, 05/30/2029 155 155
4.90%, 02/15/2029 155 157
Dominion Energy Inc
1.45%, 04/15/2026 190 184
3.30%, 04/15/2041 190 140
3.38%, 04/01/2030 155 145
4.70%, 12/01/2044 100 86
4.90%, 08/01/2041 77 69
5.38%, 11/15/2032 105 106
5.45%, 03/15/2035 120 120
5.95%, 06/15/2035 400 417
DTE Electric Co
1.90%, 04/01/2028 435 406
2.25%, 03/01/2030 160 143
2.63%, 03/01/2031 155 139
3.95%, 03/01/2049 125 99
5.20%, 03/01/2034 155 156
5.40%, 04/01/2053 155 152
DTE Energy Co
4.88%, 06/01/2028 100 101
5.20%, 04/01/2030 125 127
Duke Energy Carolinas LLC
4.00%, 09/30/2042 100 82
4.95%, 01/15/2033 150 150
5.25%, 03/15/2035 130 132
5.30%, 02/15/2040 212 211
5.35%, 01/15/2053 150 143
5.40%, 01/15/2054 155 149
Duke Energy Corp
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 190 141
3.50%, 06/15/2051 190 129
3.75%, 09/01/2046 200 147
4.50%, 08/15/2032 175 169
4.85%, 01/05/2029 155 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp (continued)
5.00%, 08/15/2052 $ 175 $ 153
5.45%, 06/15/2034 150 152
5.80%, 06/15/2054 150 147
6.10%, 09/15/2053 150 153
Duke Energy Florida LLC
1.75%, 06/15/2030 160 138
2.50%, 12/01/2029 330 302
3.40%, 10/01/2046 150 107
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 150 158
5.95%, 11/15/2052 155 158
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 98
5.40%, 04/01/2053 155 147
6.12%, 10/15/2035 77 82
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 142
Duke Energy Progress LLC
2.50%, 08/15/2050 165 97
5.55%, 03/15/2055 120 117
Emera US Finance LP
3.55%, 06/15/2026 25 25
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 100
5.15%, 01/15/2033 150 152
Entergy Corp
1.90%, 06/15/2028 115 106
2.40%, 06/15/2031 190 164
Entergy Louisiana LLC
2.90%, 03/15/2051 90 56
3.10%, 06/15/2041 190 139
4.75%, 09/15/2052 105 91
5.15%, 09/15/2034 70 70
5.80%, 03/15/2055 130 129
Entergy Texas Inc
1.75%, 03/15/2031 165 140
4.00%, 03/30/2029 150 147
4.50%, 03/30/2039 300 272
Evergy Kansas Central Inc
5.25%, 03/15/2035 100 100
5.70%, 03/15/2053 155 154
Eversource Energy
1.65%, 08/15/2030 165 140
5.00%, 01/01/2027 155 156
5.13%, 05/15/2033 150 148
Exelon Corp
3.35%, 03/15/2032 195 176
4.45%, 04/15/2046 20 17
5.13%, 03/15/2031 100 101
5.15%, 03/15/2029 155 158
5.63%, 06/15/2035 300 305
6.50%, 03/15/2055
(e)
55 55
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Florida Power & Light Co
2.45%, 02/03/2032 200 173
2.88%, 12/04/2051 195 124
3.70%, 12/01/2047 200 152
4.05%, 10/01/2044 175 144
4.40%, 05/15/2028 150 150
4.80%, 05/15/2033 110 109
5.10%, 04/01/2033 155 157
5.30%, 06/15/2034 150 153
5.60%, 06/15/2054 150 151
5.69%, 03/01/2040 48 50

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co (continued)
5.70%, 03/15/2055 $ 125 $ 128
Georgia Power Co
4.30%, 03/15/2042 228 196
4.55%, 03/15/2030 130 130
4.65%, 05/16/2028 150 151
4.70%, 05/15/2032 185 183
Iberdrola International BV
6.75%, 07/15/2036 128 144
Interstate Power and Light Co
2.30%, 06/01/2030 40 35
4.10%, 09/26/2028 300 295
Kentucky Utilities Co
3.30%, 06/01/2050 155 105
MidAmerican Energy Co
3.15%, 04/15/2050 165 111
3.65%, 04/15/2029 300 291
4.25%, 07/15/2049 300 244
5.30%, 02/01/2055 150 142
Mississippi Power Co
4.25%, 03/15/2042 100 85
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 182
2.40%, 03/15/2030 105 95
4.12%, 09/16/2027 135 134
4.15%, 12/15/2032 175 165
4.80%, 03/15/2028 115 116
5.00%, 02/07/2031 150 153
5.15%, 06/15/2029 150 153
Nevada Power Co
2.40%, 05/01/2030 200 180
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 180
2.25%, 06/01/2030 225 199
2.75%, 11/01/2029 115 106
4.90%, 02/28/2028 150 151
4.90%, 03/15/2029 155 156
5.00%, 07/15/2032 175 175
5.05%, 03/15/2030 125 127
5.25%, 03/15/2034 155 155
5.25%, 02/28/2053 150 138
5.45%, 03/15/2035 125 126
5.65%, 05/01/2079
(e)
250 245
3 Month USD LIBOR + 3.16%
5.90%, 03/15/2055 125 125
6.50%, 08/15/2055
(e)
255 260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 190 166
2.60%, 06/01/2051 100 60
2.90%, 03/01/2050 80 52
3.40%, 08/15/2042 100 76
5.10%, 05/15/2053 150 139
5.35%, 11/01/2039 82 82
NorthWestern Corp
4.18%, 11/15/2044 300 246
NSTAR Electric Co
4.55%, 06/01/2052 185 156
4.95%, 09/15/2052 80 72
5.20%, 03/01/2035 125 125
5.40%, 06/01/2034 150 153
Ohio Power Co
1.63%, 01/15/2031 150 125
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 215 141
4.15%, 06/01/2032 185 176
4.30%, 05/15/2028 250 249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC (continued)
4.50%, 03/20/2027
(i)
$ 120 $ 120
4.55%, 09/15/2032 115 112
4.60%, 06/01/2052 185 156
4.65%, 11/01/2029 135 135
5.25%, 09/30/2040 51 50
5.55%, 06/15/2054 130 127
Pacific Gas and Electric Co
2.10%, 08/01/2027 500 469
2.50%, 02/01/2031 320 275
3.30%, 08/01/2040 160 118
3.50%, 08/01/2050 615 409
4.20%, 06/01/2041 190 151
5.70%, 03/01/2035 125 125
5.80%, 05/15/2034 155 156
5.90%, 06/15/2032 150 153
5.90%, 10/01/2054 135 128
6.10%, 01/15/2029 150 155
6.75%, 01/15/2053 150 157
PacifiCorp
2.90%, 06/15/2052 190 114
5.30%, 02/15/2031 310 316
5.35%, 12/01/2053 155 142
5.50%, 05/15/2054 150 141
6.25%, 10/15/2037 92 97
PECO Energy Co
2.80%, 06/15/2050 225 142
2.85%, 09/15/2051 175 109
4.38%, 08/15/2052 115 94
4.60%, 05/15/2052 55 47
4.90%, 06/15/2033 150 149
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 53
3.95%, 06/01/2047 300 240
4.85%, 02/15/2034 80 79
5.00%, 05/15/2033 155 155
Progress Energy Inc
7.75%, 03/01/2031 136 155
Public Service Co of Colorado
1.88%, 06/15/2031 155 131
2.70%, 01/15/2051 250 149
4.50%, 06/01/2052 60 50
5.25%, 04/01/2053 110 102
5.35%, 05/15/2034 105 106
5.85%, 05/15/2055 100 99
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 79
5.25%, 01/15/2033 150 150
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 88
3.00%, 05/15/2027 200 195
3.15%, 01/01/2050 160 109
3.65%, 09/01/2042 200 157
4.65%, 03/15/2033 155 153
4.85%, 08/01/2034 70 69
5.30%, 08/01/2054 70 67
5.45%, 08/01/2053 155 152
Public Service Enterprise Group Inc
4.90%, 03/15/2030 60 60
5.88%, 10/15/2028 150 156
6.13%, 10/15/2033 150 158
Puget Sound Energy Inc
2.89%, 09/15/2051 170 106
3.25%, 09/15/2049 60 41
5.80%, 03/15/2040 151 155

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
San Diego Gas & Electric Co
1.70%, 10/01/2030 $ 170 $ 145
3.32%, 04/15/2050 155 105
3.70%, 03/15/2052 195 141
Sempra
3.80%, 02/01/2038 300 247
4.00%, 02/01/2048 200 149
6.00%, 10/15/2039 112 113
6.55%, 04/01/2055
(e)
370 352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 140
2.85%, 08/01/2029 125 115
3.45%, 02/01/2052 200 132
3.65%, 02/01/2050 315 218
4.00%, 04/01/2047 225 168
4.70%, 06/01/2027 185 185
4.88%, 02/01/2027 155 156
5.30%, 03/01/2028 155 157
5.45%, 06/01/2031 75 76
5.45%, 03/01/2035
(d)
130 129
5.50%, 03/15/2040 102 97
5.65%, 10/01/2028 150 154
5.70%, 03/01/2053 155 145
5.85%, 11/01/2027 155 159
5.90%, 03/01/2055 95 91
5.95%, 02/01/2038 187 188
Southern Co/The
1.75%, 03/15/2028 190 175
3.25%, 07/01/2026 285 280
3.75%, 09/15/2051
(e)
435 423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
5.20%, 06/15/2033 150 150
5.50%, 03/15/2029 150 155
5.70%, 10/15/2032 60 62
Southwestern Electric Power Co
4.10%, 09/15/2028 200 197
6.20%, 03/15/2040 51 54
Southwestern Public Service Co
6.00%, 06/01/2054 80 81
Tampa Electric Co
3.45%, 03/15/2051 185 129
4.35%, 05/15/2044 200 169
Tucson Electric Power Co
1.50%, 08/01/2030 255 215
3.25%, 05/01/2051 195 129
Union Electric Co
2.15%, 03/15/2032 190 159
2.63%, 03/15/2051 165 98
5.45%, 03/15/2053 155 150
Virginia Electric and Power Co
2.30%, 11/15/2031 195 168
2.45%, 12/15/2050 90 51
2.95%, 11/15/2051 190 118
3.75%, 05/15/2027 115 113
4.20%, 05/15/2045 150 124
5.05%, 08/15/2034 40 40
5.45%, 04/01/2053 125 120
5.55%, 08/15/2054 40 39
6.00%, 05/15/2037 77 81
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 153
2.20%, 12/15/2028 200 184
Wisconsin Electric Power Co
4.75%, 09/30/2032 120 119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Public Service Corp
2.85%, 12/01/2051 $ 195 $ 122
4.55%, 12/01/2029 80 80
Xcel Energy Inc
1.75%, 03/15/2027 140 133
2.60%, 12/01/2029 115 104
4.60%, 06/01/2032 110 106
4.75%, 03/21/2028 120 120
$ 42,880
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 275 261
2.20%, 12/21/2031 400 345
$ 606
Electronics - 0 .13%
Amphenol Corp
5.00%, 01/15/2035 265 265
5.05%, 04/05/2027 265 269
Fortive Corp
3.15%, 06/15/2026 275 270
Honeywell International Inc
1.10%, 03/01/2027 190 179
1.75%, 09/01/2031 190 159
1.95%, 06/01/2030 310 273
2.50%, 11/01/2026 50 49
2.70%, 08/15/2029 85 79
4.25%, 01/15/2029 150 149
4.70%, 02/01/2030 280 281
5.00%, 02/15/2033 155 156
5.00%, 03/01/2035 155 154
5.25%, 03/01/2054 155 147
Jabil Inc
1.70%, 04/15/2026 190 185
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,631
Entertainment - 0 .09%
Warnermedia Holdings Inc
3.76%, 03/15/2027 395 385
4.05%, 03/15/2029 195 184
4.28%, 03/15/2032 290 255
5.05%, 03/15/2042 395 316
5.14%, 03/15/2052 295 215
5.39%, 03/15/2062 635 460
$ 1,815
Environmental Control - 0 .12%
Republic Services Inc
1.75%, 02/15/2032 90 74
2.30%, 03/01/2030 170 153
5.00%, 11/15/2029 150 152
5.00%, 04/01/2034 305 304
5.15%, 03/15/2035 60 60
Waste Connections Inc
2.20%, 01/15/2032 385 326
4.20%, 01/15/2033 345 328
Waste Management Inc
2.00%, 06/01/2029 100 91
4.15%, 04/15/2032 95 92
4.63%, 02/15/2033 150 148
4.65%, 03/15/2030 135 136
4.88%, 02/15/2029 155 158
4.95%, 07/03/2031 150 153
4.95%, 03/15/2035 135 134
5.35%, 10/15/2054 135 132
$ 2,441

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Federal & Federally Sponsored Credit - 0 .05%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 $ 445 $ 447
4.50%, 08/14/2026 605 609
$ 1,056
Finance - Mortgage Loan/Banker - 0 .31%
Fannie Mae
0.75%, 10/08/2027 500 463
0.88%, 08/05/2030 380 322
2.13%, 04/24/2026 410 402
5.63%, 07/15/2037 200 220
6.63%, 11/15/2030 302 340
7.13%, 01/15/2030 199 225
7.25%, 05/15/2030 280 321
Federal Home Loan Banks
3.25%, 11/16/2028 500 489
3.63%, 09/04/2026 275 274
4.00%, 10/09/2026 265 265
4.00%, 03/10/2027 120 120
4.00%, 06/30/2028 295 296
4.13%, 01/15/2027 305 306
4.63%, 11/17/2026 300 303
4.75%, 04/09/2027 455 462
5.50%, 07/15/2036 500 544
Freddie Mac
6.25%, 07/15/2032 231 261
6.75%, 03/15/2031 577 657
$ 6,270
Food - 0 .38%
Conagra Brands Inc
1.38%, 11/01/2027 125 115
4.85%, 11/01/2028 205 206
5.30%, 11/01/2038 120 114
5.40%, 11/01/2048 120 109
General Mills Inc
2.25%, 10/14/2031 170 145
4.88%, 01/30/2030 135 136
4.95%, 03/29/2033 155 153
5.50%, 10/17/2028 145 149
Hershey Co/The
1.70%, 06/01/2030 160 139
3.38%, 08/15/2046 350 258
J M Smucker Co/The
2.13%, 03/15/2032 59 49
5.90%, 11/15/2028 130 136
6.50%, 11/15/2043 265 285
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 325 328
5.75%, 04/01/2033 236 240
6.50%, 12/01/2052 325 337
6.75%, 03/15/2034 140 151
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(i)
130 133
Kellanova
2.10%, 06/01/2030 160 142
3.25%, 04/01/2026 500 495
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
Kroger Co/The
1.70%, 01/15/2031 190 160
3.70%, 08/01/2027 150 148
3.95%, 01/15/2050 175 133
4.45%, 02/01/2047 55 46
5.00%, 09/15/2034 210 205
5.15%, 08/01/2043 150 139
5.40%, 07/15/2040 25 25
5.50%, 09/15/2054 210 198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The (continued)
5.65%, 09/15/2064 $ 140 $ 132
McCormick & Co Inc/MD
1.85%, 02/15/2031 190 161
Mondelez International Inc
1.50%, 02/04/2031 105 88
2.63%, 03/17/2027 195 188
2.63%, 09/04/2050 625 371
4.75%, 08/28/2034 70 69
Sysco Corp
2.40%, 02/15/2030 135 121
2.45%, 12/14/2031 115 99
4.50%, 04/01/2046 150 126
4.85%, 10/01/2045 250 221
5.38%, 09/21/2035 300 304
5.40%, 03/23/2035 125 126
5.75%, 01/17/2029 150 156
The Campbell's Company
4.15%, 03/15/2028 160 158
Tyson Foods Inc
4.55%, 06/02/2047 520 436
$ 7,661
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 58
International Paper Co
4.80%, 06/15/2044 223 195
Suzano Austria GmbH
2.50%, 09/15/2028 90 82
5.00%, 01/15/2030 300 293
$ 628
Gas - 0 .13%
Atmos Energy Corp
1.50%, 01/15/2031 165 138
3.38%, 09/15/2049 165 115
4.13%, 10/15/2044 200 166
5.75%, 10/15/2052 105 105
5.90%, 11/15/2033 150 159
6.20%, 11/15/2053 110 118
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 141
4.40%, 07/01/2032 175 168
5.25%, 03/01/2028 150 153
NiSource Inc
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 142
5.00%, 06/15/2052 355 315
5.25%, 03/30/2028 60 61
5.40%, 06/30/2033 150 151
Southern California Gas Co
2.55%, 02/01/2030 160 145
5.05%, 09/01/2034 70 69
5.75%, 06/01/2053 150 147
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 139
3.15%, 09/30/2051 195 124
Washington Gas Light Co
3.65%, 09/15/2049 95 70
$ 2,646
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 328
2.75%, 11/15/2050 175 100
$ 428

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .27%
Abbott Laboratories
3.75%, 11/30/2026 $ 166 $ 165
4.75%, 11/30/2036 40 39
4.90%, 11/30/2046 300 284
5.30%, 05/27/2040 200 204
Agilent Technologies Inc
2.10%, 06/04/2030 160 141
2.30%, 03/12/2031 195 169
Baxter International Inc
1.73%, 04/01/2031 175 146
1.92%, 02/01/2027 395 377
2.27%, 12/01/2028 195 179
Boston Scientific Corp
2.65%, 06/01/2030 160 146
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 62
Danaher Corp
2.60%, 10/01/2050 165 100
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 143
3.25%, 11/15/2039 155 123
GE HealthCare Technologies Inc
5.65%, 11/15/2027 155 159
5.86%, 03/15/2030 155 162
5.91%, 11/22/2032 155 164
6.38%, 11/22/2052 155 168
Koninklijke Philips NV
5.00%, 03/15/2042 128 118
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 155
Medtronic Inc
4.38%, 03/15/2035 335 322
Revvity Inc
1.90%, 09/15/2028 155 141
Stryker Corp
4.10%, 04/01/2043 200 167
4.63%, 03/15/2046 20 18
4.70%, 02/10/2028 125 126
4.85%, 12/08/2028 155 157
5.20%, 02/10/2035 125 126
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 163
2.60%, 10/01/2029 160 148
2.80%, 10/15/2041 250 179
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 350 355
5.40%, 08/10/2043 150 150
$ 5,428
Healthcare - Services - 0 .80%
Aetna Inc
6.63%, 06/15/2036 105 112
6.75%, 12/15/2037 112 120
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 187
Centene Corp
4.63%, 12/15/2029 500 479
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 189
Cigna Group/The
2.40%, 03/15/2030 398 357
3.20%, 03/15/2040 160 121
3.40%, 03/15/2051 185 124
4.38%, 10/15/2028 450 447
4.80%, 08/15/2038 400 374
4.80%, 07/15/2046 25 22
4.90%, 12/15/2048 360 313
5.13%, 05/15/2031 310 315
5.60%, 02/15/2054 155 147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Cigna Group/The (continued)
6.13%, 11/15/2041 $ 16 $ 16
CommonSpirit Health
4.35%, 11/01/2042 200 168
Elevance Health Inc
2.88%, 09/15/2029 120 111
3.13%, 05/15/2050 300 195
3.60%, 03/15/2051 190 135
3.65%, 12/01/2027 150 147
4.38%, 12/01/2047 150 123
4.63%, 05/15/2042 30 26
4.65%, 01/15/2043 115 101
4.75%, 02/15/2030 135 136
4.75%, 02/15/2033 150 147
5.20%, 02/15/2035 200 201
5.38%, 06/15/2034 150 152
5.65%, 06/15/2054 150 145
5.70%, 02/15/2055 135 132
6.10%, 10/15/2052 150 153
HCA Inc
2.38%, 07/15/2031 190 162
3.38%, 03/15/2029 390 369
3.50%, 07/15/2051 190 125
4.38%, 03/15/2042 195 161
4.50%, 02/15/2027 520 518
5.00%, 03/01/2028 125 126
5.20%, 06/01/2028 150 152
5.25%, 06/15/2026 300 301
5.45%, 04/01/2031 145 147
5.45%, 09/15/2034 140 139
5.50%, 03/01/2032 125 126
5.50%, 06/01/2033 150 151
5.60%, 04/01/2034 155 156
5.75%, 03/01/2035 125 126
5.95%, 09/15/2054 140 134
6.00%, 04/01/2054 225 218
Humana Inc
1.35%, 02/03/2027 190 179
2.15%, 02/03/2032 190 156
3.13%, 08/15/2029 85 79
4.95%, 10/01/2044 325 280
5.50%, 03/15/2053 155 139
5.55%, 05/01/2035 110 109
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 161
4.15%, 05/01/2047 470 391
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 287
4.70%, 02/01/2045 115 100
Mass General Brigham Inc
3.19%, 07/01/2049 315 217
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 161
Mount Sinai Hospital/The
3.98%, 07/01/2048 400 294
Quest Diagnostics Inc
2.95%, 06/30/2030 155 142
4.60%, 12/15/2027 85 85
5.00%, 12/15/2034 85 84
UnitedHealth Group Inc
2.75%, 05/15/2040 160 116
2.90%, 05/15/2050 160 101
3.05%, 05/15/2041 195 144
3.25%, 05/15/2051 120 80
3.45%, 01/15/2027 110 109
3.50%, 08/15/2039 200 163
3.70%, 05/15/2027 185 183
3.70%, 08/15/2049 175 129

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
4.25%, 01/15/2029 $ 305 $ 303
4.25%, 06/15/2048 165 134
4.45%, 12/15/2048 120 100
4.60%, 04/15/2027 135 136
4.63%, 07/15/2035 30 29
4.70%, 04/15/2029 70 71
4.75%, 07/15/2026 165 166
4.75%, 07/15/2045 350 313
4.75%, 05/15/2052 185 160
4.80%, 01/15/2030 165 167
4.95%, 01/15/2032 165 166
5.00%, 04/15/2034 135 134
5.15%, 07/15/2034 165 166
5.20%, 04/15/2063 305 276
5.25%, 02/15/2028 295 302
5.35%, 02/15/2033 145 149
5.50%, 07/15/2044 165 162
5.50%, 04/15/2064 135 128
5.63%, 07/15/2054 165 162
5.88%, 02/15/2053 295 299
6.50%, 06/15/2037 77 85
$ 16,003
Home Builders - 0 .02%
DR Horton Inc
1.30%, 10/15/2026 190 181
1.40%, 10/15/2027 165 153
$ 334
Insurance - 0 .62%
Allstate Corp/The
1.45%, 12/15/2030 160 134
3.28%, 12/15/2026 250 245
5.25%, 03/30/2033 125 127
American International Group Inc
5.13%, 03/27/2033 450 451
Aon Corp
2.80%, 05/15/2030 160 146
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 120 104
2.85%, 05/28/2027 95 92
2.90%, 08/23/2051 195 120
5.00%, 09/12/2032 90 90
5.35%, 02/28/2033 155 158
Aon North America Inc
5.13%, 03/01/2027 155 157
5.15%, 03/01/2029 230 234
5.45%, 03/01/2034 155 158
5.75%, 03/01/2054 75 74
Arch Capital Finance LLC
5.03%, 12/15/2046 250 227
Arch Capital Group US Inc
5.14%, 11/01/2043 375 349
Arthur J Gallagher & Co
4.60%, 12/15/2027 130 130
4.85%, 12/15/2029 65 65
5.15%, 02/15/2035 260 258
5.55%, 02/15/2055 130 125
Athene Holding Ltd
4.13%, 01/12/2028 500 493
6.25%, 04/01/2054 150 150
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 190 113
2.85%, 10/15/2050 125 80
4.20%, 08/15/2048 285 238
4.25%, 01/15/2049 200 169
Berkshire Hathaway Inc
4.50%, 02/11/2043
(d)
25 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb Corp/The
6.50%, 05/15/2038 $ 10 $ 11
Chubb INA Holdings LLC
3.35%, 05/03/2026 30 30
4.35%, 11/03/2045 25 21
4.65%, 08/15/2029 70 71
5.00%, 03/15/2034 70 70
6.70%, 05/15/2036 250 281
Corebridge Financial Inc
3.85%, 04/05/2029 200 193
3.90%, 04/05/2032 200 185
6.05%, 09/15/2033 150 157
Equitable Holdings Inc
4.35%, 04/20/2028 605 600
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 165 104
3.60%, 08/19/2049 170 125
4.30%, 04/15/2043 125 107
Lincoln National Corp
4.35%, 03/01/2048 55 44
7.00%, 06/15/2040 47 53
Loews Corp
4.13%, 05/15/2043 200 168
Manulife Financial Corp
5.38%, 03/04/2046 250 244
Markel Group Inc
3.45%, 05/07/2052 250 169
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 50 50
4.55%, 11/08/2027 135 136
4.85%, 11/15/2031 135 135
4.90%, 03/15/2049 100 91
5.00%, 03/15/2035 270 267
5.40%, 09/15/2033 150 154
5.40%, 03/15/2055 135 130
5.70%, 09/15/2053 75 76
6.25%, 11/01/2052 150 161
MetLife Inc
4.05%, 03/01/2045 200 162
4.60%, 05/13/2046 110 96
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 142
5.30%, 12/15/2034 150 152
5.70%, 06/15/2035 164 172
6.40%, 12/15/2066 288 292
Progressive Corp/The
3.20%, 03/26/2030 160 150
3.70%, 03/15/2052 165 123
4.35%, 04/25/2044 200 172
Prudential Financial Inc
3.70%, 10/01/2050
(e)
165 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 464
3.91%, 12/07/2047 177 136
5.20%, 03/14/2035 125 125
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
200 201
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 95 63
4.00%, 05/30/2047 200 162
5.45%, 05/25/2053 185 182
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 58
W R Berkley Corp
4.00%, 05/12/2050 85 65

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Willis North America Inc
2.95%, 09/15/2029 $ 55 $ 51
3.88%, 09/15/2049 165 121
5.35%, 05/15/2033 150 151
XL Group Ltd
5.25%, 12/15/2043 400 381
$ 12,370
Internet - 0 .37%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
200 175
4.20%, 12/06/2047 200 163
4.40%, 12/06/2057 305 247
Alphabet Inc
0.80%, 08/15/2027 330 306
2.00%, 08/15/2026 30 29
Amazon.com Inc
1.50%, 06/03/2030 235 204
1.65%, 05/12/2028 280 260
2.10%, 05/12/2031 180 157
2.88%, 05/12/2041 365 273
3.10%, 05/12/2051 365 248
3.15%, 08/22/2027 490 479
3.25%, 05/12/2061 385 254
3.30%, 04/13/2027 380 374
3.60%, 04/13/2032 190 179
3.88%, 08/22/2037 340 306
3.95%, 04/13/2052 190 151
4.05%, 08/22/2047 30 25
4.65%, 12/01/2029 280 285
4.70%, 12/01/2032 280 282
4.80%, 12/05/2034 30 30
4.95%, 12/05/2044 240 233
Baidu Inc
2.38%, 10/09/2030 200 178
eBay Inc
2.60%, 05/10/2031 195 172
4.00%, 07/15/2042 100 81
5.95%, 11/22/2027 155 161
Expedia Group Inc
2.95%, 03/15/2031 195 175
Meta Platforms Inc
3.85%, 08/15/2032 345 326
4.45%, 08/15/2052 150 128
4.75%, 08/15/2034 270 268
4.95%, 05/15/2033 150 152
5.40%, 08/15/2054 270 265
5.55%, 08/15/2064 135 133
5.60%, 05/15/2053 295 297
Netflix Inc
4.90%, 08/15/2034 180 180
5.88%, 11/15/2028 180 188
$ 7,364
Iron & Steel - 0 .07%
ArcelorMittal SA
6.00%, 06/17/2034 300 307
Nucor Corp
3.13%, 04/01/2032 195 175
4.30%, 05/23/2027 185 185
Steel Dynamics Inc
1.65%, 10/15/2027 85 79
5.38%, 08/15/2034 150 150
5.75%, 05/15/2055 80 77
Vale Overseas Ltd
6.13%, 06/12/2033 295 302
6.40%, 06/28/2054 150 148
$ 1,423
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .05%
Hyatt Hotels Corp
5.25%, 06/30/2029 $ 150 $ 151
Marriott International Inc/MD
2.85%, 04/15/2031 195 173
5.00%, 10/15/2027 300 304
5.35%, 03/15/2035 140 139
5.55%, 10/15/2028 305 314
$ 1,081
Machinery - Construction & Mining - 0 .06%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 170 158
1.15%, 09/14/2026 195 187
4.50%, 01/08/2027 155 156
4.70%, 11/15/2029 270 273
5.00%, 05/14/2027 150 152
Caterpillar Inc
2.60%, 04/09/2030 150 138
3.25%, 09/19/2049 160 112
3.80%, 08/15/2042 105 86
$ 1,262
Machinery - Diversified - 0 .18%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 192
Deere & Co
3.10%, 04/15/2030 160 150
3.90%, 06/09/2042 30 25
5.38%, 10/16/2029 100 104
5.45%, 01/16/2035 130 135
Dover Corp
5.38%, 03/01/2041 77 75
Ingersoll Rand Inc
5.20%, 06/15/2027 150 152
5.31%, 06/15/2031 150 153
John Deere Capital Corp
1.05%, 06/17/2026 190 183
1.50%, 03/06/2028 190 176
2.35%, 03/08/2027 95 92
2.80%, 07/18/2029 185 174
4.15%, 09/15/2027 205 205
4.35%, 09/15/2032 120 117
4.50%, 01/08/2027 155 156
4.65%, 01/07/2028 95 96
4.75%, 06/08/2026 145 146
4.85%, 06/11/2029 135 137
4.90%, 06/11/2027 135 137
4.90%, 03/07/2031 150 153
4.95%, 07/14/2028 150 153
5.10%, 04/11/2034 120 121
Otis Worldwide Corp
2.57%, 02/15/2030 160 145
3.36%, 02/15/2050 160 111
Rockwell Automation Inc
1.75%, 08/15/2031 135 114
2.80%, 08/15/2061 190 110
$ 3,512
Media - 0 .58%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 347
2.30%, 02/01/2032 145 117
2.80%, 04/01/2031 205 177
3.50%, 06/01/2041 380 263
3.70%, 04/01/2051 405 255
3.85%, 04/01/2061 145 88
3.90%, 06/01/2052 195 126
4.40%, 12/01/2061 95 63
4.80%, 03/01/2050 295 222
5.75%, 04/01/2048 305 263

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital (continued)
6.15%, 11/10/2026 $ 150 $ 153
6.48%, 10/23/2045 435 414
6.55%, 06/01/2034 150 154
Comcast Corp
1.50%, 02/15/2031 165 138
2.35%, 01/15/2027 60 58
2.45%, 08/15/2052 165 90
2.65%, 02/01/2030 125 114
2.65%, 08/15/2062 165 87
2.89%, 11/01/2051 562 343
3.25%, 11/01/2039 245 190
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 215 149
3.55%, 05/01/2028 125 122
3.75%, 04/01/2040 280 230
3.90%, 03/01/2038 150 129
4.00%, 08/15/2047 30 23
4.00%, 03/01/2048 400 310
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 300 297
4.25%, 01/15/2033 120 114
4.55%, 01/15/2029 290 291
4.80%, 05/15/2033 575 566
5.10%, 06/01/2029 110 113
5.30%, 06/01/2034
(d)
110 112
5.35%, 05/15/2053 575 536
5.50%, 11/15/2032 120 125
5.65%, 06/15/2035 20 21
5.65%, 06/01/2054 95 93
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 162
3.95%, 03/20/2028 250 240
Fox Corp
5.48%, 01/25/2039 200 193
5.58%, 01/25/2049 250 234
6.50%, 10/13/2033 105 112
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 179
4.38%, 03/15/2043 235 174
4.85%, 07/01/2042 200 160
6.88%, 04/30/2036 181 186
7.88%, 07/30/2030 178 196
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 108
Time Warner Cable LLC
5.50%, 09/01/2041 170 147
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 175
6.75%, 06/15/2039 77 77
7.30%, 07/01/2038 300 315
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 80
7.00%, 03/01/2032 51 58
Walt Disney Co/The
2.00%, 09/01/2029 245 221
2.65%, 01/13/2031 200 181
2.75%, 09/01/2049 325 204
3.50%, 05/13/2040 160 130
3.60%, 01/13/2051 160 118
3.70%, 03/23/2027 120 119
4.63%, 03/23/2040
(d)
240 226
4.75%, 11/15/2046 115 103
4.95%, 10/15/2045 175 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The (continued)
6.20%, 12/15/2034 $ 154 $ 169
6.40%, 12/15/2035 98 109
$ 11,505
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 218
Mining - 0 .18%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 356
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 92
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 125 106
4.90%, 02/28/2033 155 154
5.00%, 02/21/2030 130 132
5.00%, 09/30/2043 270 253
5.25%, 09/08/2026 150 152
5.25%, 09/08/2030 150 154
5.50%, 09/08/2053
(d)
150 148
Newmont Corp
2.25%, 10/01/2030 610 540
2.60%, 07/15/2032 140 121
4.88%, 03/15/2042 20 18
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 82
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 107
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 163 148
4.88%, 03/14/2030 225 227
5.00%, 03/09/2033 155 156
5.25%, 03/14/2035 120 121
5.75%, 03/14/2055 100 100
Southern Copper Corp
5.88%, 04/23/2045 350 345
6.75%, 04/16/2040 128 138
$ 3,650
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 500 457
5.15%, 03/15/2035 80 80
Eaton Corp
3.10%, 09/15/2027 575 559
4.00%, 11/02/2032 100 95
4.15%, 03/15/2033 150 143
4.15%, 11/02/2042 50 43
Parker-Hannifin Corp
4.25%, 09/15/2027 355 354
4.50%, 09/15/2029 355 355
Teledyne Technologies Inc
2.25%, 04/01/2028 190 178
$ 2,264
Oil & Gas - 0 .78%
BP Capital Markets America Inc
1.75%, 08/10/2030 115 99
2.72%, 01/12/2032 100 88
2.77%, 11/10/2050 215 132
2.94%, 06/04/2051 190 120
3.00%, 02/24/2050 160 103
3.00%, 03/17/2052 195 124
3.06%, 06/17/2041 195 143
3.54%, 04/06/2027 135 133
3.59%, 04/14/2027 30 30
4.70%, 04/10/2029 155 156
4.81%, 02/13/2033 150 147
4.89%, 09/11/2033 150 148
4.97%, 10/17/2029 150 153

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc (continued)
4.99%, 04/10/2034 $ 155 $ 153
5.02%, 11/17/2027 200 203
5.23%, 11/17/2034 150 151
BP Capital Markets PLC
3.28%, 09/19/2027 175 171
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 645
4.95%, 06/01/2047 20 17
5.00%, 12/15/2029
(i)
40 40
6.25%, 03/15/2038 250 259
Chevron Corp
2.00%, 05/11/2027 160 153
2.24%, 05/11/2030 160 144
3.08%, 05/11/2050 160 109
Chevron USA Inc
1.02%, 08/12/2027 165 154
4.69%, 04/15/2030 125 126
4.82%, 04/15/2032 100 101
ConocoPhillips Co
3.76%, 03/15/2042 402 321
3.80%, 03/15/2052 135 100
4.03%, 03/15/2062 169 123
4.30%, 11/15/2044 420 352
4.70%, 01/15/2030 130 131
5.00%, 01/15/2035 130 129
5.05%, 09/15/2033 305 306
5.50%, 01/15/2055 130 126
5.55%, 03/15/2054 155 150
Devon Energy Corp
5.00%, 06/15/2045 10 8
5.20%, 09/15/2034 105 101
5.60%, 07/15/2041 425 397
5.75%, 09/15/2054 105 96
Diamondback Energy Inc
3.25%, 12/01/2026 155 152
5.15%, 01/30/2030 110 112
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 240
5.75%, 04/18/2054 180 170
EOG Resources Inc
5.65%, 12/01/2054 135 133
Equinor ASA
3.00%, 04/06/2027 175 171
3.25%, 11/18/2049 285 199
3.63%, 04/06/2040 145 121
Exxon Mobil Corp
2.44%, 08/16/2029 150 140
2.61%, 10/15/2030 305 277
3.00%, 08/16/2039 150 117
3.10%, 08/16/2049 225 153
3.45%, 04/15/2051 405 290
4.23%, 03/19/2040 155 138
Hess Corp
5.60%, 02/15/2041 51 51
7.13%, 03/15/2033 221 250
7.30%, 08/15/2031 25 28
Marathon Petroleum Corp
5.00%, 09/15/2054 200 164
5.13%, 12/15/2026 300 302
Occidental Petroleum Corp
5.00%, 08/01/2027 105 105
5.20%, 08/01/2029 105 105
5.38%, 01/01/2032 105 103
6.05%, 10/01/2054 105 98
6.45%, 09/15/2036 295 304
6.63%, 09/01/2030 295 310
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66
2.15%, 12/15/2030 $ 410 $ 356
5.88%, 05/01/2042 128 128
Phillips 66 Co
4.95%, 12/01/2027 155 157
5.25%, 06/15/2031 135 137
5.50%, 03/15/2055 135 123
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 143
2.15%, 01/15/2031 190 166
Shell Finance US Inc
2.38%, 11/07/2029 155 142
2.75%, 04/06/2030 200 184
3.25%, 04/06/2050 200 138
4.00%, 05/10/2046 245 196
4.38%, 05/11/2045 245 209
4.55%, 08/12/2043 35 31
Shell International Finance BV
2.50%, 09/12/2026 330 322
2.88%, 11/26/2041 180 130
3.13%, 11/07/2049 155 104
3.63%, 08/21/2042 100 79
5.50%, 03/25/2040 25 25
6.38%, 12/15/2038 43 48
Suncor Energy Inc
3.75%, 03/04/2051 190 134
4.00%, 11/15/2047 90 67
6.80%, 05/15/2038 7 8
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.83%, 01/10/2030 85 79
2.99%, 06/29/2041 170 124
3.13%, 05/29/2050 250 166
3.39%, 06/29/2060 370 243
3.46%, 07/12/2049 85 61
TotalEnergies Capital SA
5.15%, 04/05/2034 130 132
5.28%, 09/10/2054 135 127
5.43%, 09/10/2064 135 127
5.49%, 04/05/2054 130 126
Valero Energy Corp
2.80%, 12/01/2031 395 346
4.00%, 06/01/2052 195 141
6.63%, 06/15/2037 234 251
7.50%, 04/15/2032 15 17
$ 15,657
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 193
3.14%, 11/07/2029 155 146
3.34%, 12/15/2027 165 161
4.08%, 12/15/2047 170 134
Halliburton Co
4.50%, 11/15/2041 51 44
4.85%, 11/15/2035 275 264
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 146
3.95%, 12/01/2042 200 149
$ 1,249
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
5.10%, 03/17/2030
(i)
75 76
Packaging Corp of America
3.00%, 12/15/2029 310 287
3.05%, 10/01/2051 165 105

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Smurfit Westrock Financing DAC
5.42%, 01/15/2035
(i)
$ 265 $ 266
WRKCo Inc
3.00%, 06/15/2033 80 69
$ 803
Pharmaceuticals - 1 .33%
AbbVie Inc
2.95%, 11/21/2026 310 303
3.20%, 05/14/2026 175 173
3.20%, 11/21/2029 350 331
4.05%, 11/21/2039 385 338
4.25%, 11/14/2028 220 219
4.25%, 11/21/2049 300 249
4.30%, 05/14/2036 170 159
4.40%, 11/06/2042 200 177
4.45%, 05/14/2046 280 243
4.50%, 05/14/2035 300 288
4.63%, 10/01/2042 100 91
4.75%, 03/15/2045 235 214
4.80%, 03/15/2027 155 157
4.80%, 03/15/2029 155 157
4.88%, 11/14/2048 210 193
4.95%, 03/15/2031 230 234
5.05%, 03/15/2034 115 116
5.20%, 03/15/2035 125 127
5.40%, 03/15/2054 90 88
5.60%, 03/15/2055 125 127
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 180
4.80%, 02/26/2027 155 157
4.85%, 02/26/2029 155 157
4.88%, 03/03/2028 130 132
4.88%, 03/03/2033 130 131
4.90%, 02/26/2031 155 158
AstraZeneca PLC
0.70%, 04/08/2026 125 121
1.38%, 08/06/2030 165 141
4.00%, 09/18/2042 125 106
4.38%, 11/16/2045 90 78
4.38%, 08/17/2048 90 77
6.45%, 09/15/2037 164 183
Becton Dickinson & Co
1.96%, 02/11/2031 190 162
2.82%, 05/20/2030 160 146
3.70%, 06/06/2027 600 589
4.67%, 06/06/2047 35 30
4.69%, 12/15/2044 196 171
5.08%, 06/07/2029 270 274
Bristol-Myers Squibb Co
1.13%, 11/13/2027 155 143
1.45%, 11/13/2030 90 77
2.55%, 11/13/2050 180 106
2.95%, 03/15/2032 255 228
3.25%, 08/01/2042 150 113
3.40%, 07/26/2029 167 160
3.55%, 03/15/2042 125 99
3.70%, 03/15/2052 300 221
3.90%, 02/20/2028 185 183
4.13%, 06/15/2039 230 203
4.25%, 10/26/2049 215 176
4.35%, 11/15/2047 150 126
4.55%, 02/20/2048 144 124
4.90%, 02/22/2027 155 157
4.90%, 02/22/2029 150 153
5.20%, 02/22/2034 155 158
5.50%, 02/22/2044 155 154
5.55%, 02/22/2054 265 261
5.75%, 02/01/2031 150 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co (continued)
6.40%, 11/15/2063 $ 150 $ 164
Cardinal Health Inc
3.41%, 06/15/2027 200 196
4.60%, 03/15/2043 100 86
CVS Health Corp
1.30%, 08/21/2027 165 152
1.75%, 08/21/2030 165 140
1.88%, 02/28/2031 185 155
3.00%, 08/15/2026 375 367
3.25%, 08/15/2029 170 159
4.30%, 03/25/2028 219 216
4.78%, 03/25/2038 485 435
5.00%, 01/30/2029 150 151
5.05%, 03/25/2048 880 751
5.13%, 07/20/2045 370 323
5.25%, 02/21/2033 150 148
5.30%, 06/01/2033 150 149
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 153
5.63%, 02/21/2053 150 137
5.70%, 06/01/2034
(d)
150 152
5.88%, 06/01/2053 295 279
Eli Lilly & Co
3.95%, 03/15/2049 400 321
4.50%, 02/09/2029 155 156
4.55%, 02/12/2028 125 126
4.60%, 08/14/2034 210 206
4.70%, 02/27/2033 120 120
4.70%, 02/09/2034 155 153
4.75%, 02/12/2030 95 96
4.88%, 02/27/2053 115 106
5.00%, 02/09/2054 155 145
5.05%, 08/14/2054 210 198
5.60%, 02/12/2065 255 257
GlaxoSmithKline Capital Inc
4.50%, 04/15/2030 120 120
4.88%, 04/15/2035 60 59
5.38%, 04/15/2034 500 517
Johnson & Johnson
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 182
4.50%, 03/01/2027 190 192
4.55%, 03/01/2028 90 91
4.80%, 06/01/2029 255 260
4.90%, 06/01/2031 255 261
4.95%, 06/01/2034
(d)
130 133
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 220
Merck & Co Inc
1.45%, 06/24/2030 185 159
1.70%, 06/10/2027 170 161
1.90%, 12/10/2028 190 175
2.15%, 12/10/2031 190 163
2.35%, 06/24/2040 135 95
2.75%, 12/10/2051 235 145
3.60%, 09/15/2042 100 79
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 100
4.00%, 03/07/2049 170 136
4.05%, 05/17/2028 145 145
4.15%, 05/18/2043 200 171
4.50%, 05/17/2033 145 143
5.00%, 05/17/2053 295 273
Novartis Capital Corp
2.20%, 08/14/2030 160 143
3.80%, 09/18/2029 110 108
4.20%, 09/18/2034 110 105

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp (continued)
4.40%, 05/06/2044 $ 350 $ 312
4.70%, 09/18/2054 110 99
Pfizer Inc
1.70%, 05/28/2030 195 170
1.75%, 08/18/2031 155 131
2.55%, 05/28/2040 225 160
2.63%, 04/01/2030 160 146
2.70%, 05/28/2050 190 117
4.00%, 03/15/2049 140 111
4.40%, 05/15/2044 30 26
7.20%, 03/15/2039 176 208
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 295
4.45%, 05/19/2028 445 446
4.65%, 05/19/2030 295 297
4.75%, 05/19/2033 445 440
5.11%, 05/19/2043 295 281
5.30%, 05/19/2053 445 423
5.34%, 05/19/2063 295 275
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 12 12
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 200 176
3.18%, 07/09/2050 200 131
5.30%, 07/05/2034 295 299
Utah Acquisition Sub Inc
3.95%, 06/15/2026 181 179
5.25%, 06/15/2046 170 136
Viatris Inc
2.30%, 06/22/2027 120 113
2.70%, 06/22/2030 160 139
3.85%, 06/22/2040 120 87
4.00%, 06/22/2050 160 105
Wyeth LLC
5.95%, 04/01/2037 91 96
6.50%, 02/01/2034 144 159
Zoetis Inc
2.00%, 05/15/2030 350 308
3.00%, 05/15/2050 175 115
3.95%, 09/12/2047 5 4
$ 26,556
Pipelines - 0 .89%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 296
Cheniere Energy Partners LP
5.75%, 08/15/2034 300 304
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 269
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 115
Enbridge Inc
1.60%, 10/04/2026 60 57
2.50%, 08/01/2033 125 102
3.13%, 11/15/2029 155 144
3.40%, 08/01/2051 195 131
5.30%, 04/05/2029 150 153
5.50%, 12/01/2046 30 29
5.70%, 03/08/2033 155 159
5.90%, 11/15/2026 275 281
5.95%, 04/05/2054 150 149
6.70%, 11/15/2053 150 162
Energy Transfer LP
3.75%, 05/15/2030 160 151
4.95%, 01/15/2043 200 173
5.00%, 05/15/2044 350 302
5.25%, 04/15/2029 200 202
5.30%, 04/15/2047 15 13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP (continued)
5.35%, 05/15/2045 $ 15 $ 13
5.55%, 05/15/2034 155 155
5.70%, 04/01/2035 225 227
5.75%, 02/15/2033 155 159
6.05%, 09/01/2054 195 189
6.10%, 12/01/2028 295 308
6.13%, 12/15/2045 300 295
6.25%, 04/15/2049 250 248
6.40%, 12/01/2030 145 155
6.50%, 02/01/2042 202 209
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 111
3.30%, 02/15/2053 65 43
3.70%, 01/31/2051 250 182
4.25%, 02/15/2048 155 126
4.85%, 01/31/2034 155 153
4.85%, 08/15/2042 150 137
4.85%, 03/15/2044 215 195
4.90%, 05/15/2046 400 361
4.95%, 02/15/2035 110 108
5.55%, 02/16/2055 110 107
6.13%, 10/15/2039 123 130
6.45%, 09/01/2040 177 194
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 170
5.00%, 03/01/2043 100 89
6.38%, 03/01/2041 128 132
6.50%, 09/01/2039 112 118
6.95%, 01/15/2038 112 123
7.40%, 03/15/2031 177 197
Kinder Morgan Inc
1.75%, 11/15/2026 190 182
2.00%, 02/15/2031 150 128
3.25%, 08/01/2050 155 100
3.60%, 02/15/2051 155 106
5.00%, 02/01/2029 155 156
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 149
5.40%, 02/01/2034 155 155
5.55%, 06/01/2045 50 47
5.95%, 08/01/2054 140 137
MPLX LP
4.13%, 03/01/2027 200 198
4.25%, 12/01/2027 200 198
4.50%, 04/15/2038 220 193
4.70%, 04/15/2048 185 151
4.90%, 04/15/2058 60 49
5.00%, 03/01/2033 150 146
5.20%, 03/01/2047 165 145
5.20%, 12/01/2047 200 176
5.50%, 06/01/2034 150 149
5.50%, 02/15/2049 170 155
5.95%, 04/01/2055 120 116
ONEOK Inc
3.40%, 09/01/2029 100 94
4.25%, 09/24/2027 275 273
4.45%, 09/01/2049 500 390
4.75%, 10/15/2031 260 255
5.55%, 11/01/2026 183 185
5.70%, 11/01/2054 115 108
5.85%, 11/01/2064 115 108
6.05%, 09/01/2033 305 318
6.63%, 09/01/2053 155 162
Plains All American Pipeline LP
5.95%, 06/15/2035 130 132

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 200 $ 161
4.50%, 12/15/2026 300 300
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 362
5.88%, 06/30/2026 345 348
Targa Resources Corp
5.20%, 07/01/2027 355 359
6.13%, 03/15/2033 150 157
6.13%, 05/15/2055 85 84
6.15%, 03/01/2029 150 157
6.50%, 03/30/2034 150 160
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 110
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 296
5.60%, 03/31/2034 300 301
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
Western Midstream Operating LP
5.45%, 11/15/2034 140 137
6.15%, 04/01/2033 150 155
Williams Cos Inc/The
2.60%, 03/15/2031 290 255
3.50%, 10/15/2051 195 133
3.75%, 06/15/2027 200 197
4.90%, 03/15/2029 155 156
5.10%, 09/15/2045 180 163
5.30%, 08/15/2028 200 204
5.30%, 08/15/2052 175 160
5.65%, 03/15/2033 155 159
6.00%, 03/15/2055 105 106
6.30%, 04/15/2040 343 361
$ 17,782
Private Equity - 0 .05%
Brookfield Finance Inc
2.72%, 04/15/2031 190 169
3.50%, 03/30/2051 165 114
3.90%, 01/25/2028 400 393
5.68%, 01/15/2035 150 153
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 108
$ 937
Regional Authority - 0 .25%
Province of Alberta Canada
1.30%, 07/22/2030 300 258
3.30%, 03/15/2028 135 132
4.50%, 06/26/2029 150 152
Province of British Columbia Canada
0.90%, 07/20/2026 335 321
1.30%, 01/29/2031 185 156
4.20%, 07/06/2033 200 195
4.70%, 01/24/2028 260 264
4.75%, 06/12/2034 200 201
4.80%, 11/15/2028 150 153
Province of Manitoba Canada
1.50%, 10/25/2028 190 174
4.30%, 07/27/2033 150 147
Province of Ontario Canada
1.05%, 04/14/2026 380 368
1.13%, 10/07/2030 225 190
2.13%, 01/21/2032 220 191
3.10%, 05/19/2027 310 304
3.70%, 09/17/2029 275 269
4.20%, 01/18/2029 150 150
4.70%, 01/15/2030 260 265
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Quebec Canada
1.35%, 05/28/2030 $ 180 $ 156
3.63%, 04/13/2028 300 296
4.25%, 09/05/2034 140 136
4.50%, 04/03/2029 305 308
4.50%, 09/08/2033 150 149
7.50%, 09/15/2029 64 72
$ 5,007
REITs - 0 .84%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 197
2.75%, 12/15/2029 80 73
2.95%, 03/15/2034 195 163
3.00%, 05/18/2051 190 117
3.38%, 08/15/2031 115 105
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 80
5.15%, 04/15/2053 150 133
American Tower Corp
1.60%, 04/15/2026 190 184
1.88%, 10/15/2030 165 141
2.90%, 01/15/2030 160 147
2.95%, 01/15/2051 180 114
3.38%, 10/15/2026 500 491
3.65%, 03/15/2027 200 197
3.70%, 10/15/2049 165 120
5.25%, 07/15/2028 150 153
5.65%, 03/15/2033 155 160
5.90%, 11/15/2033 150 157
AvalonBay Communities Inc
1.90%, 12/01/2028 200 182
2.30%, 03/01/2030 160 143
5.00%, 02/15/2033 155 154
5.35%, 06/01/2034 150 152
Boston Properties LP
2.55%, 04/01/2032 155 128
2.75%, 10/01/2026 275 267
2.90%, 03/15/2030 215 194
COPT Defense Properties LP
2.75%, 04/15/2031 195 169
Crown Castle Inc
1.05%, 07/15/2026 380 362
2.50%, 07/15/2031 190 162
2.90%, 04/01/2041 190 133
3.10%, 11/15/2029 150 138
3.25%, 01/15/2051 185 120
3.30%, 07/01/2030 155 142
4.00%, 11/15/2049 110 82
4.90%, 09/01/2029 95 95
5.00%, 01/11/2028 150 151
5.10%, 05/01/2033 145 142
CubeSmart LP
2.00%, 02/15/2031 125 106
2.25%, 12/15/2028 200 183
Digital Realty Trust LP
4.45%, 07/15/2028 250 248
5.55%, 01/15/2028 120 123
Equinix Inc
1.80%, 07/15/2027 160 150
2.50%, 05/15/2031 195 170
3.20%, 11/18/2029 260 243
3.40%, 02/15/2052 195 132
ERP Operating LP
2.50%, 02/15/2030 125 113
4.65%, 09/15/2034 105 101

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Essex Portfolio LP
1.70%, 03/01/2028 $ 190 $ 175
3.00%, 01/15/2030 170 157
4.00%, 03/01/2029 150 146
5.50%, 04/01/2034 140 141
Extra Space Storage LP
2.20%, 10/15/2030 85 74
2.40%, 10/15/2031 195 166
5.40%, 02/01/2034 155 155
5.40%, 06/15/2035 100 99
5.50%, 07/01/2030 150 154
Federal Realty OP LP
4.50%, 12/01/2044 250 212
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 161
5.38%, 04/15/2026 300 301
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 143
Healthpeak OP LLC
2.13%, 12/01/2028 165 151
3.00%, 01/15/2030 150 138
5.25%, 12/15/2032 75 75
6.75%, 02/01/2041 150 165
Kilroy Realty LP
2.50%, 11/15/2032 165 131
Kimco Realty OP LLC
2.25%, 12/01/2031 195 166
2.70%, 10/01/2030 165 149
3.70%, 10/01/2049 165 120
4.60%, 02/01/2033 175 169
6.40%, 03/01/2034 115 123
Mid-America Apartments LP
1.70%, 02/15/2031 125 105
5.30%, 02/15/2032 150 152
NNN REIT Inc
4.80%, 10/15/2048 200 169
Prologis LP
1.75%, 07/01/2030 160 137
2.13%, 04/15/2027 145 139
2.88%, 11/15/2029 75 70
3.00%, 04/15/2050 110 71
4.00%, 09/15/2028 200 197
4.88%, 06/15/2028 150 152
5.25%, 03/15/2054 145 138
Public Storage Operating Co
1.85%, 05/01/2028 380 352
5.10%, 08/01/2033 150 151
5.13%, 01/15/2029
(d)
150 153
Realty Income Corp
2.10%, 03/15/2028 190 177
2.20%, 06/15/2028 180 167
3.10%, 12/15/2029 195 182
3.25%, 01/15/2031 165 152
4.75%, 02/15/2029 155 155
4.85%, 03/15/2030 150 151
4.90%, 07/15/2033 150 147
5.38%, 09/01/2054 140 134
Simon Property Group LP
1.75%, 02/01/2028 190 176
2.45%, 09/13/2029 140 128
2.65%, 02/01/2032 200 173
3.25%, 11/30/2026 250 245
3.25%, 09/13/2049 140 94
4.25%, 11/30/2046 130 107
4.75%, 09/26/2034 135 130
6.75%, 02/01/2040 25 28
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
UDR Inc
2.10%, 08/01/2032 $ 285 $ 232
3.20%, 01/15/2030 165 154
Ventas Realty LP
3.00%, 01/15/2030 200 184
5.63%, 07/01/2034 150 153
5.70%, 09/30/2043 150 147
VICI Properties LP
4.75%, 04/01/2028
(h)
55 55
5.13%, 11/15/2031 265 261
Welltower OP LLC
2.75%, 01/15/2032 195 170
4.13%, 03/15/2029 300 294
Weyerhaeuser Co
7.38%, 03/15/2032 85 95
$ 16,828
Retail - 0 .61%
AutoZone Inc
1.65%, 01/15/2031 165 139
3.75%, 06/01/2027 250 246
5.10%, 07/15/2029 300 305
Costco Wholesale Corp
1.38%, 06/20/2027 155 146
1.60%, 04/20/2030 155 136
Dollar Tree Inc
4.20%, 05/15/2028 185 182
Home Depot Inc/The
0.90%, 03/15/2028
(d)
190 173
1.88%, 09/15/2031 195 165
2.13%, 09/15/2026 125 121
2.38%, 03/15/2051 190 109
2.75%, 09/15/2051 195 120
2.88%, 04/15/2027 195 190
2.95%, 06/15/2029 220 207
3.50%, 09/15/2056 305 213
3.90%, 06/15/2047 30 24
4.20%, 04/01/2043 260 223
4.25%, 04/01/2046 340 286
4.40%, 03/15/2045 320 276
4.85%, 06/25/2031 170 172
4.88%, 06/25/2027 150 152
4.90%, 04/15/2029 155 158
4.95%, 09/30/2026 155 157
4.95%, 06/25/2034 300 301
4.95%, 09/15/2052 160 147
5.30%, 06/25/2054 300 290
Lowe's Cos Inc
1.30%, 04/15/2028 165 150
1.70%, 10/15/2030 165 141
3.00%, 10/15/2050 50 31
3.10%, 05/03/2027 250 243
3.65%, 04/05/2029 125 121
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 181
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 153
4.38%, 09/15/2045 300 249
4.80%, 04/01/2026 155 155
5.00%, 04/15/2033 160 159
5.00%, 04/15/2040 160 151
5.63%, 04/15/2053 160 154
5.75%, 07/01/2053 155 152
McDonald's Corp
2.13%, 03/01/2030 160 143
2.63%, 09/01/2029 210 195
3.50%, 07/01/2027 160 157
3.63%, 09/01/2049 115 84
3.70%, 02/15/2042 128 101

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp (continued)
4.60%, 05/15/2030 $ 100 $ 100
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 250 226
4.95%, 08/14/2033 305 306
5.15%, 09/09/2052 325 301
6.30%, 10/15/2037 262 286
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 71
4.35%, 06/01/2028 300 299
Starbucks Corp
2.00%, 03/12/2027 160 153
3.00%, 02/14/2032 135 120
4.45%, 08/15/2049 300 247
4.80%, 02/15/2033 165 164
Target Corp
1.95%, 01/15/2027 150 144
2.35%, 02/15/2030 160 145
2.50%, 04/15/2026 300 295
2.95%, 01/15/2052 175 112
4.50%, 09/15/2032 120 118
4.50%, 09/15/2034 135 130
4.80%, 01/15/2053
(d)
150 135
TJX Cos Inc/The
1.60%, 05/15/2031 130 110
Walmart Inc
1.05%, 09/17/2026 185 177
1.50%, 09/22/2028 185 170
2.50%, 09/22/2041 195 137
2.95%, 09/24/2049 145 99
3.90%, 04/15/2028 225 224
3.95%, 06/28/2038 185 169
4.00%, 04/15/2026 95 95
4.10%, 04/15/2033 95 92
4.50%, 09/09/2052 235 208
$ 12,276
Semiconductors - 0 .66%
Analog Devices Inc
2.10%, 10/01/2031 135 116
2.80%, 10/01/2041 195 141
5.30%, 04/01/2054 150 145
Applied Materials Inc
1.75%, 06/01/2030 160 140
3.30%, 04/01/2027 35 34
4.35%, 04/01/2047 40 34
4.80%, 06/15/2029 120 122
5.10%, 10/01/2035 250 255
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 225 223
Broadcom Inc
1.95%, 02/15/2028
(i)
150 140
2.60%, 02/15/2033
(i)
405 341
3.14%, 11/15/2035
(i)
640 531
3.19%, 11/15/2036
(i)
14 12
3.42%, 04/15/2033
(i)
460 410
3.47%, 04/15/2034
(i)
350 308
3.50%, 02/15/2041
(i)
200 157
3.75%, 02/15/2051
(i)
50 37
4.15%, 02/15/2028 135 134
4.15%, 11/15/2030 271 262
4.30%, 11/15/2032 185 177
4.35%, 02/15/2030 210 207
4.55%, 02/15/2032 75 73
4.75%, 04/15/2029 370 371
5.15%, 11/15/2031 75 76
5.20%, 04/15/2032 255 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.00%, 08/12/2031 $ 190 $ 159
2.45%, 11/15/2029 310 278
3.05%, 08/12/2051 190 112
3.15%, 05/11/2027 120 116
3.20%, 08/12/2061 190 108
3.25%, 11/15/2049 155 97
3.73%, 12/08/2047 240 167
3.75%, 03/25/2027 160 157
3.75%, 08/05/2027 175 171
4.00%, 08/05/2029 205 198
4.00%, 12/15/2032
(d)
200 183
4.15%, 08/05/2032 175 162
4.25%, 12/15/2042 200 159
4.60%, 03/25/2040 160 138
4.80%, 10/01/2041 77 66
5.20%, 02/10/2033 130 128
5.60%, 02/21/2054 225 205
5.63%, 02/10/2043 130 123
5.70%, 02/10/2053 255 234
KLA Corp
4.70%, 02/01/2034 155 153
4.95%, 07/15/2052 355 325
Lam Research Corp
1.90%, 06/15/2030 155 136
2.88%, 06/15/2050 235 151
Marvell Technology Inc
2.45%, 04/15/2028 380 356
4.88%, 06/22/2028 300 301
Micron Technology Inc
2.70%, 04/15/2032 290 248
4.19%, 02/15/2027 115 114
4.66%, 02/15/2030 115 114
5.30%, 01/15/2031 90 91
5.80%, 01/15/2035 125 128
NVIDIA Corp
1.55%, 06/15/2028 190 175
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 333
3.13%, 02/15/2042 195 138
3.15%, 05/01/2027 80 78
3.25%, 05/11/2041 195 143
4.40%, 06/01/2027 220 219
QUALCOMM Inc
1.30%, 05/20/2028 211 193
1.65%, 05/20/2032 170 139
3.25%, 05/20/2027 320 314
4.65%, 05/20/2035
(d)
115 114
4.80%, 05/20/2045 425 389
6.00%, 05/20/2053 155 163
Texas Instruments Inc
1.75%, 05/04/2030 125 110
4.15%, 05/15/2048 205 170
4.60%, 02/15/2028 150 152
4.60%, 02/08/2029 130 131
4.90%, 03/14/2033 150 152
5.00%, 03/14/2053 155 145
5.15%, 02/08/2054 155 147
$ 13,188
Software - 0 .58%
Adobe Inc
2.30%, 02/01/2030 160 145
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 166
3.10%, 03/01/2041 90 66
5.10%, 07/15/2032 130 131

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.50%, 07/01/2029 $ 310 $ 295
4.75%, 03/15/2030 95 95
5.15%, 08/12/2034 45 45
5.35%, 03/15/2031 155 159
5.45%, 03/02/2028 365 373
5.63%, 08/21/2033 155 160
Intuit Inc
5.13%, 09/15/2028 150 154
5.25%, 09/15/2026 305 309
5.50%, 09/15/2053 110 109
Microsoft Corp
2.40%, 08/08/2026 55 54
2.53%, 06/01/2050 392 246
2.68%, 06/01/2060 459 274
3.30%, 02/06/2027 80 79
3.45%, 08/08/2036 358 319
Oracle Corp
2.30%, 03/25/2028 385 362
2.65%, 07/15/2026 250 244
2.80%, 04/01/2027 250 242
2.88%, 03/25/2031 195 175
2.95%, 04/01/2030 150 138
3.60%, 04/01/2040 150 118
3.60%, 04/01/2050 150 104
3.65%, 03/25/2041 195 151
3.80%, 11/15/2037 250 211
3.90%, 05/15/2035 600 534
3.95%, 03/25/2051 195 143
4.00%, 07/15/2046 430 329
4.10%, 03/25/2061 190 136
4.20%, 09/27/2029 135 132
4.30%, 07/08/2034 315 293
4.38%, 05/15/2055 410 319
4.50%, 05/06/2028 130 130
4.65%, 05/06/2030 265 264
4.70%, 09/27/2034 135 129
5.25%, 02/03/2032 255 258
5.38%, 09/27/2054 135 123
5.50%, 09/27/2064 135 122
5.55%, 02/06/2053 125 117
6.00%, 08/03/2055 255 255
6.13%, 08/03/2065 255 255
6.15%, 11/09/2029 55 58
6.25%, 11/09/2032 115 123
6.90%, 11/09/2052 115 127
Roper Technologies Inc
1.40%, 09/15/2027 165 153
2.95%, 09/15/2029 95 88
4.75%, 02/15/2032 85 84
4.90%, 10/15/2034 85 83
Salesforce Inc
1.95%, 07/15/2031 190 164
2.70%, 07/15/2041 385 275
2.90%, 07/15/2051 195 126
Synopsys Inc
4.65%, 04/01/2028 245 246
4.85%, 04/01/2030 120 121
5.15%, 04/01/2035 245 246
5.70%, 04/01/2055 85 84
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 151
VMware LLC
1.40%, 08/15/2026 370 354
1.80%, 08/15/2028 285 260
2.20%, 08/15/2031 385 327
$ 11,533
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 1 .33%
Canada Government International Bond
0.75%, 05/19/2026 $ 195 $ 188
3.75%, 04/26/2028
(d)
265 264
4.00%, 03/18/2030 375 374
4.63%, 04/30/2029 305 312
Chile Government International Bond
2.45%, 01/31/2031 270 236
2.55%, 01/27/2032 275 237
2.75%, 01/31/2027 200 193
3.10%, 05/07/2041 250 183
3.24%, 02/06/2028 200 192
3.50%, 04/15/2053 200 137
3.86%, 06/21/2047 300 229
4.00%, 01/31/2052 200 151
4.95%, 01/05/2036 276 267
Export Development Canada
3.75%, 09/07/2027 135 134
3.88%, 02/14/2028 305 304
4.13%, 02/13/2029 305 306
4.38%, 06/29/2026 225 226
4.75%, 06/05/2034 150 155
Export-Import Bank of Korea
1.38%, 02/09/2031 200 169
2.13%, 01/18/2032 200 170
4.00%, 09/11/2029 275 270
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 197
5.13%, 09/18/2028 200 205
Indonesia Government International Bond
2.15%, 07/28/2031 200 169
2.85%, 02/14/2030 400 365
3.05%, 03/12/2051 200 128
3.50%, 01/11/2028 200 194
3.70%, 10/30/2049 200 146
4.15%, 09/20/2027 200 198
4.20%, 10/15/2050 250 200
4.55%, 01/11/2028 200 200
4.75%, 02/11/2029 200 200
4.75%, 09/10/2034 200 193
5.10%, 02/10/2054
(d)
200 182
5.15%, 09/10/2054
(d)
200 184
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 282
4.50%, 01/30/2043 200 169
5.38%, 02/19/2030 200 201
5.50%, 03/12/2034 230 228
5.75%, 03/12/2054 230 211
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 169
1.88%, 04/15/2031 200 174
2.13%, 02/16/2029 200 185
2.25%, 11/04/2026 200 194
4.25%, 04/27/2026 220 220
4.63%, 07/22/2027 260 263
4.63%, 07/19/2028 200 203
4.63%, 04/17/2034 200 203
4.88%, 10/18/2028 200 205
Japan International Cooperation Agency
4.75%, 05/21/2029 200 204
Korea International Bond
1.00%, 09/16/2030 200 169
3.88%, 09/20/2048 250 209
Mexico Government International Bond
2.66%, 05/24/2031 400 337
3.25%, 04/16/2030 200 180
3.50%, 02/12/2034 200 164

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond (continued)
3.75%, 01/11/2028 $ 250 $ 242
3.75%, 04/19/2071 400 225
3.77%, 05/24/2061 200 116
4.50%, 04/22/2029 300 291
4.50%, 01/31/2050 200 143
4.60%, 02/10/2048 450 330
4.75%, 03/08/2044 276 214
5.55%, 01/21/2045
(d)
300 265
6.00%, 05/07/2036 280 270
6.05%, 01/11/2040 264 248
6.34%, 05/04/2053 200 182
6.35%, 02/09/2035 200 200
6.40%, 05/07/2054 300 274
6.88%, 05/13/2037 260 266
7.38%, 05/13/2055 260 266
Panama Government International Bond
2.25%, 09/29/2032 200 146
3.30%, 01/19/2033 200 155
3.87%, 07/23/2060 340 182
4.30%, 04/29/2053 200 122
4.50%, 05/15/2047 200 131
4.50%, 04/16/2050 200 127
6.40%, 02/14/2035 200 187
6.70%, 01/26/2036 224 214
6.85%, 03/28/2054 200 175
Peruvian Government International Bond
1.86%, 12/01/2032 405 315
2.78%, 01/23/2031 145 127
2.78%, 12/01/2060 180 98
3.30%, 03/11/2041 170 124
3.55%, 03/10/2051 200 137
5.63%, 11/18/2050 203 193
5.88%, 08/08/2054 145 140
6.55%, 03/14/2037 126 134
8.75%, 11/21/2033 192 233
Philippine Government International Bond
2.46%, 05/05/2030 500 450
2.65%, 12/10/2045 200 128
3.00%, 02/01/2028 300 288
3.20%, 07/06/2046 200 140
3.70%, 02/02/2042 230 183
4.75%, 03/05/2035 275 267
5.00%, 07/17/2033 200 198
5.50%, 02/04/2035 200 206
5.50%, 01/17/2048 200 196
5.60%, 05/14/2049 200 197
9.50%, 02/02/2030 400 483
Republic of Italy Government International Bond
2.88%, 10/17/2029 200 185
3.88%, 05/06/2051 400 278
5.38%, 06/15/2033 130 134
Republic of Poland Government International Bond
4.88%, 02/12/2030 320 323
4.88%, 10/04/2033 300 295
5.13%, 09/18/2034 200 198
5.50%, 03/18/2054 310 291
State of Israel
2.50%, 01/15/2030 200 177
3.38%, 01/15/2050 200 130
Svensk Exportkredit AB
3.75%, 09/13/2027 275 273
4.13%, 06/14/2028 295 296
4.88%, 09/14/2026 305 308
Tennessee Valley Authority
2.88%, 02/01/2027 250 245
3.50%, 12/15/2042 200 166
3.88%, 03/15/2028 230 230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority (continued)
4.25%, 09/15/2065 $ 200 $ 164
4.63%, 09/15/2060 190 170
5.25%, 09/15/2039 126 132
5.38%, 04/01/2056 154 157
5.88%, 04/01/2036 200 221
Uruguay Government International Bond
4.13%, 11/20/2045 100 85
4.38%, 10/27/2027 390 389
4.98%, 04/20/2055 100 89
5.10%, 06/18/2050 365 338
5.44%, 02/14/2037 130 131
5.75%, 10/28/2034 150 156
$ 26,610
Supranational Bank - 1 .39%
African Development Bank
0.88%, 07/22/2026 385 370
3.50%, 09/18/2029 275 269
4.00%, 03/18/2030 250 249
4.13%, 02/25/2027 150 150
4.38%, 03/14/2028 305 308
4.63%, 01/04/2027 210 212
Asian Development Bank
1.00%, 04/14/2026 480 465
1.25%, 06/09/2028 100 92
1.50%, 01/20/2027 400 383
1.50%, 03/04/2031 195 168
1.75%, 09/19/2029 325 295
1.88%, 03/15/2029 190 175
2.75%, 01/19/2028 250 242
3.13%, 08/20/2027 355 348
3.13%, 04/27/2032 165 154
3.63%, 08/28/2029 420 413
3.75%, 04/25/2028 150 149
3.88%, 09/28/2032 100 98
3.88%, 06/14/2033 145 141
4.00%, 01/12/2033 150 148
4.13%, 01/12/2027 300 301
4.38%, 01/14/2028 130 131
4.38%, 03/06/2029 310 314
4.38%, 03/22/2035 180 180
4.50%, 08/25/2028 365 371
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 160 159
4.13%, 01/18/2029 300 301
4.50%, 01/16/2030 260 265
4.88%, 09/14/2026 305 309
Council Of Europe Development Bank
3.63%, 01/26/2028 300 297
3.75%, 05/25/2026 300 299
4.50%, 01/15/2030 195 199
4.63%, 06/11/2027 150 152
European Bank for Reconstruction & Development
4.13%, 01/25/2029 150 151
4.38%, 03/09/2028
(d)
245 248
European Investment Bank
0.63%, 10/21/2027 285 262
0.75%, 10/26/2026 190 181
1.25%, 02/14/2031 355 303
1.38%, 03/15/2027 400 381
1.63%, 05/13/2031 245 212
1.75%, 03/15/2029 200 184
2.38%, 05/24/2027 300 290
3.25%, 11/15/2027 325 319
3.63%, 07/15/2030 300 294
3.75%, 11/15/2029 240 237

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank (continued)
3.75%, 02/14/2033 $ 305 $ 296
3.88%, 03/15/2028 405 404
3.88%, 06/15/2028 340 339
4.00%, 02/15/2029 335 335
4.13%, 02/13/2034 305 301
4.38%, 03/19/2027 460 463
4.38%, 10/10/2031 300 304
4.50%, 10/16/2028 305 310
4.50%, 03/14/2030 215 219
4.63%, 02/12/2035 230 235
4.75%, 06/15/2029 305 314
Inter-American Development Bank
0.63%, 09/16/2027 165 152
0.88%, 04/20/2026 425 411
1.13%, 07/20/2028 385 351
1.13%, 01/13/2031 385 326
1.50%, 01/13/2027 400 383
2.38%, 07/07/2027 300 290
3.13%, 09/18/2028 250 243
3.50%, 09/14/2029 320 313
3.50%, 04/12/2033 150 142
4.00%, 01/12/2028 150 150
4.13%, 02/15/2029 305 306
4.38%, 02/01/2027 300 302
4.38%, 07/17/2034 145 146
4.38%, 01/24/2044 50 47
4.50%, 05/15/2026 300 301
4.50%, 02/15/2030 260 265
4.50%, 09/13/2033 200 203
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 365 336
0.75%, 08/26/2030 385 323
0.88%, 07/15/2026 580 557
1.25%, 02/10/2031 385 328
1.38%, 04/20/2028 480 444
1.63%, 11/03/2031 385 328
1.75%, 10/23/2029 550 498
2.50%, 03/29/2032 355 319
3.13%, 06/15/2027 345 339
3.50%, 07/12/2028 450 443
3.63%, 09/21/2029 315 310
3.88%, 10/16/2029 265 263
3.88%, 02/14/2030 305 302
3.88%, 08/28/2034 140 135
4.00%, 08/27/2026 140 140
4.00%, 07/25/2030 350 349
4.00%, 01/10/2031 300 298
4.13%, 03/20/2030 365 366
4.50%, 04/10/2031 235 239
4.63%, 08/01/2028 450 459
4.63%, 01/15/2032 260 266
4.75%, 04/10/2026 155 156
4.75%, 11/14/2033 300 310
International Finance Corp
4.25%, 07/02/2029 300 302
4.38%, 01/15/2027 105 106
4.50%, 01/21/2028 140 142
4.50%, 07/13/2028 120 122
Nordic Investment Bank
3.38%, 09/08/2027 325 320
4.25%, 02/28/2029 200 201
$ 27,791
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .09%
America Movil SAB de CV
4.38%, 04/22/2049 $ 250 $ 207
6.13%, 03/30/2040 102 105
6.38%, 03/01/2035 200 216
AT&T Inc
1.65%, 02/01/2028 330 305
2.25%, 02/01/2032 240 202
2.30%, 06/01/2027 235 225
2.75%, 06/01/2031 310 275
2.95%, 07/15/2026 20 20
3.10%, 02/01/2043 240 172
3.50%, 06/01/2041 310 239
3.50%, 09/15/2053 629 429
3.55%, 09/15/2055 783 531
3.65%, 06/01/2051 395 280
3.65%, 09/15/2059 1,057 713
3.80%, 02/15/2027 40 39
4.10%, 02/15/2028 81 80
4.25%, 03/01/2027 230 229
4.30%, 12/15/2042 221 186
4.35%, 03/01/2029 500 495
4.35%, 06/15/2045 260 216
4.50%, 03/09/2048 290 241
5.40%, 02/15/2034 295 300
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034
(d)
155 155
British Telecommunications PLC
9.62%, 12/15/2030 327 399
Cisco Systems Inc
2.50%, 09/20/2026 245 239
4.75%, 02/24/2030 125 127
4.80%, 02/26/2027 305 309
4.85%, 02/26/2029 305 310
4.95%, 02/24/2032 225 228
5.05%, 02/26/2034 305 309
5.30%, 02/26/2054 305 299
5.50%, 01/15/2040 170 175
Corning Inc
4.38%, 11/15/2057
(d)
300 239
4.75%, 03/15/2042 102 92
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 391 459
Juniper Networks Inc
2.00%, 12/10/2030 185 158
Orange SA
5.38%, 01/13/2042 102 99
Rogers Communications Inc
3.20%, 03/15/2027 395 384
3.70%, 11/15/2049 225 157
3.80%, 03/15/2032 195 177
5.00%, 02/15/2029 155 155
5.00%, 03/15/2044 200 177
Sprint Capital Corp
6.88%, 11/15/2028 295 315
Telefonica Emisiones SA
5.21%, 03/08/2047 360 318
7.05%, 06/20/2036 545 604
T-Mobile USA Inc
2.05%, 02/15/2028 320 299
2.25%, 11/15/2031 175 149
2.40%, 03/15/2029 310 285
2.55%, 02/15/2031 245 216
3.00%, 02/15/2041 170 123
3.30%, 02/15/2051 310 207
3.40%, 10/15/2052 260 176
3.75%, 04/15/2027 295 291
3.88%, 04/15/2030 295 283
4.20%, 10/01/2029 135 133

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
4.38%, 04/15/2040 $ 150 $ 132
4.50%, 04/15/2050 145 121
4.80%, 07/15/2028 150 151
4.95%, 03/15/2028 90 91
5.05%, 07/15/2033 150 149
5.13%, 05/15/2032 235 236
5.15%, 04/15/2034 155 155
5.20%, 01/15/2033 275 277
5.25%, 06/15/2055 135 124
5.50%, 01/15/2055 155 147
5.65%, 01/15/2053 135 132
5.75%, 01/15/2034 150 156
5.75%, 01/15/2054 150 148
6.00%, 06/15/2054 150 153
Verizon Communications Inc
1.50%, 09/18/2030
(d)
225 191
1.68%, 10/30/2030 223 190
1.75%, 01/20/2031 360 304
2.10%, 03/22/2028 290 271
2.36%, 03/15/2032 180 152
2.55%, 03/21/2031 385 339
2.65%, 11/20/2040 135 95
2.88%, 11/20/2050 360 224
2.99%, 10/30/2056 562 338
3.00%, 11/20/2060 80 47
3.40%, 03/22/2041 385 296
3.55%, 03/22/2051 385 275
3.70%, 03/22/2061 190 131
3.85%, 11/01/2042 275 220
4.13%, 03/16/2027 300 298
4.33%, 09/21/2028 500 497
4.40%, 11/01/2034 750 708
4.50%, 08/10/2033 360 346
4.81%, 03/15/2039 185 173
5.25%, 04/02/2035
(h)
120 120
Vodafone Group PLC
4.25%, 09/17/2050 165 127
5.63%, 02/10/2053 150 141
5.75%, 06/28/2054 150 143
5.88%, 06/28/2064 150 144
6.15%, 02/27/2037 72 76
$ 21,769
Transportation - 0 .45%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 200 133
3.30%, 09/15/2051 200 139
3.55%, 02/15/2050 115 84
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 85
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 350 340
5.20%, 04/15/2054 150 143
5.50%, 03/15/2055 150 149
Canadian National Railway Co
2.45%, 05/01/2050 65 38
3.65%, 02/03/2048 75 57
3.85%, 08/05/2032 175 163
4.38%, 09/18/2034 110 104
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 373
3.00%, 12/02/2041 190 137
3.10%, 12/02/2051 190 124
4.80%, 03/30/2030 85 85
4.80%, 09/15/2035 285 276
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 65 $ 59
3.25%, 06/01/2027 40 39
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 98
3.80%, 11/01/2046 30 23
4.25%, 11/01/2066 200 155
4.30%, 03/01/2048 105 88
4.50%, 11/15/2052 155 132
4.75%, 05/30/2042 137 126
4.90%, 03/15/2055 135 122
5.20%, 11/15/2033 150 153
FedEx Corp
3.10%, 08/05/2029
(i)
315 295
3.88%, 08/01/2042
(i)
100 76
4.40%, 01/15/2047
(i)
205 162
4.55%, 04/01/2046
(i)
400 325
4.75%, 11/15/2045
(i)
130 109
Norfolk Southern Corp
2.30%, 05/15/2031 195 170
2.55%, 11/01/2029 155 142
2.90%, 08/25/2051 190 119
3.94%, 11/01/2047 198 155
4.15%, 02/28/2048 200 161
4.45%, 03/01/2033 150 145
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 92
5.35%, 08/01/2054 120 115
Ryder System Inc
2.90%, 12/01/2026 150 146
4.30%, 06/15/2027 55 55
4.95%, 09/01/2029 140 141
Union Pacific Corp
2.15%, 02/05/2027 230 221
2.38%, 05/20/2031 195 173
2.80%, 02/14/2032 185 164
2.89%, 04/06/2036 210 172
3.20%, 05/20/2041 195 148
3.38%, 02/14/2042 190 147
3.80%, 10/01/2051 182 138
3.80%, 04/06/2071 175 121
3.84%, 03/20/2060 375 272
4.50%, 01/20/2033 160 157
4.95%, 09/09/2052
(d)
160 148
5.60%, 12/01/2054 125 126
United Parcel Service Inc
2.50%, 09/01/2029 125 116
3.40%, 09/01/2049 220 155
4.88%, 03/03/2033 110 110
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 101
5.15%, 05/22/2034 150 152
5.20%, 04/01/2040 125 123
5.50%, 05/22/2054 150 147
6.20%, 01/15/2038 23 25
$ 8,912
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 380 317
5.50%, 06/15/2035 100 100
$ 417
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 195 169
3.25%, 06/01/2051 195 131
3.75%, 09/01/2047 180 136
4.45%, 06/01/2032 110 107
6.59%, 10/15/2037 5 5

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.40%, 05/01/2031 $ 190 $ 166
5.30%, 05/01/2052 185 169
5.38%, 01/15/2034 155 156
$ 1,039
TOTAL BONDS $ 566,551
MUNICIPAL BONDS - 0 .55%
Principal
Amount (000's) Value (000's)
California - 0 .15%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 320
6.92%, 04/01/2040 60 68
California State University
2.98%, 11/01/2051 160 108
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 63
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 159
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 271
San Diego County Water Authority
6.14%, 05/01/2049 260 272
State of California
3.50%, 04/01/2028 165 162
7.30%, 10/01/2039 375 436
7.35%, 11/01/2039 500 583
7.60%, 11/01/2040 180 219
7.63%, 03/01/2040 280 337
$ 2,998
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 396
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 144 158
7.06%, 04/01/2057 188 211
$ 369
Illinois - 0 .07%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 183 203
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 73
County of Cook IL
6.23%, 11/15/2034 102 108
State of Illinois
5.10%, 06/01/2033 941 939
7.35%, 07/01/2035 55 60
$ 1,383
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 739
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 210 231
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 168
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 132
$ 1,270
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 $ 25 $ 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 148
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 277
5.95%, 06/15/2042 125 131
New York State Dormitory Authority
5.60%, 03/15/2040 435 445
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 340
4.96%, 08/01/2046 300 286
6.04%, 12/01/2029 50 54
$ 1,706
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 67
Ohio State University/The
4.91%, 06/01/2040 125 121
$ 188
Pennsylvania - 0 .03%
State Public School Building Authority
5.00%, 09/15/2027 500 508
Texas - 0 .09%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 138
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 46
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 78
Dallas County Hospital District
5.62%, 08/15/2044 83 84
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 297
State of Texas
4.68%, 04/01/2040 100 95
5.52%, 04/01/2039 405 415
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 635
$ 1,838
Utah - 0 .00%
State of Utah
3.54%, 07/01/2025 59 59
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
175 176
TOTAL MUNICIPAL BONDS $ 10,919
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .60%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .15%
2.00%, 08/01/2029 $ 92 $ 88
2.00%, 03/01/2032 58 55
2.50%, 10/01/2027 15 15
2.50%, 03/01/2028 51 49
2.50%, 06/01/2028 31 30
2.50%, 06/01/2028 77 75
2.50%, 07/01/2028 54 53
2.50%, 10/01/2028 48 47
2.50%, 10/01/2028 26 26
2.50%, 10/01/2029 76 73
2.50%, 12/01/2029 93 90

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 09/01/2030 $ 180 $ 173
2.50%, 01/01/2031 21 20
2.50%, 01/01/2031 200 192
2.50%, 02/01/2031 22 21
2.50%, 03/01/2031 61 58
2.50%, 12/01/2031 80 77
2.50%, 12/01/2031 72 68
2.50%, 02/01/2032 94 90
2.50%, 03/01/2032 125 119
2.50%, 11/01/2032 235 224
2.50%, 02/01/2033 66 63
2.50%, 03/01/2033 168 161
2.50%, 03/01/2033 47 45
2.50%, 04/01/2033 77 74
2.50%, 05/01/2033 32 31
2.50%, 06/01/2033 54 51
2.50%, 11/01/2036 52 48
2.50%, 02/01/2043 73 63
2.50%, 03/01/2043 57 49
3.00%, 01/01/2027 13 13
3.00%, 03/01/2027 10 10
3.00%, 05/01/2027 13 13
3.00%, 10/01/2028 57 56
3.00%, 07/01/2029 78 76
3.00%, 08/01/2029 35 34
3.00%, 10/01/2029 21 21
3.00%, 11/01/2029 36 35
3.00%, 07/01/2030 87 84
3.00%, 09/01/2030 120 117
3.00%, 11/01/2030 34 33
3.00%, 11/01/2030 21 21
3.00%, 01/01/2031 43 42
3.00%, 04/01/2031 99 95
3.00%, 02/01/2032 20 20
3.00%, 05/01/2032 35 33
3.00%, 12/01/2032 155 149
3.00%, 12/01/2032 145 140
3.00%, 01/01/2033 210 203
3.00%, 02/01/2033 120 116
3.00%, 03/01/2033 77 75
3.00%, 04/01/2033 57 55
3.00%, 04/01/2033 71 68
3.00%, 06/01/2033 44 42
3.00%, 09/01/2033 69 66
3.00%, 09/01/2033 62 59
3.00%, 12/01/2034 17 16
3.00%, 01/01/2035 11 11
3.00%, 02/01/2035 17 16
3.00%, 05/01/2035 139 131
3.00%, 02/01/2036 33 31
3.00%, 09/01/2036 35 33
3.00%, 02/01/2037 45 42
3.00%, 05/01/2037 46 43
3.00%, 06/01/2037 47 44
3.00%, 07/01/2037 74 69
3.00%, 09/01/2037 16 15
3.00%, 01/01/2043 113 102
3.00%, 01/01/2043 113 102
3.00%, 02/01/2043 499 450
3.00%, 03/01/2043 294 265
3.00%, 04/01/2043 104 93
3.00%, 05/01/2043 101 91
3.00%, 07/01/2043 285 256
3.00%, 07/01/2043 324 292
3.00%, 08/01/2043 552 497
3.00%, 08/01/2043 39 35
3.00%, 08/01/2043 55 49
3.00%, 09/01/2043 205 185
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2043 $ 199 $ 180
3.00%, 03/01/2045 173 155
3.00%, 04/01/2045 62 56
3.00%, 06/01/2045 225 199
3.00%, 07/01/2045 133 118
3.00%, 08/01/2045 258 230
3.00%, 12/01/2045 358 317
3.00%, 03/01/2046 154 137
3.00%, 03/01/2046 17 15
3.00%, 04/01/2046 212 188
3.00%, 05/01/2046 54 48
3.00%, 09/01/2046 253 225
3.00%, 10/01/2046 256 228
3.00%, 11/01/2046 289 256
3.00%, 11/01/2046 270 239
3.00%, 11/01/2046 443 393
3.00%, 12/01/2046 329 292
3.00%, 12/01/2046 365 323
3.00%, 01/01/2047 499 442
3.00%, 03/01/2047 498 441
3.00%, 03/01/2048 181 159
3.50%, 10/01/2025 3 3
3.50%, 11/01/2025 3 3
3.50%, 12/01/2026 6 6
3.50%, 01/01/2029 32 31
3.50%, 01/01/2032 29 28
3.50%, 02/01/2032 17 17
3.50%, 03/01/2032 21 20
3.50%, 04/01/2032 22 21
3.50%, 08/01/2032 17 17
3.50%, 09/01/2033 59 57
3.50%, 01/01/2034 20 20
3.50%, 01/01/2035 46 45
3.50%, 02/01/2035 37 36
3.50%, 07/01/2035 68 66
3.50%, 09/01/2035 87 84
3.50%, 04/01/2037 26 25
3.50%, 06/01/2037 51 49
3.50%, 05/01/2041 9 9
3.50%, 02/01/2042 96 90
3.50%, 04/01/2042 34 32
3.50%, 06/01/2042 79 74
3.50%, 07/01/2042 87 81
3.50%, 07/01/2042 117 109
3.50%, 08/01/2042 114 106
3.50%, 08/01/2042 51 48
3.50%, 02/01/2044 162 150
3.50%, 06/01/2044 151 140
3.50%, 09/01/2044 86 80
3.50%, 02/01/2045 98 91
3.50%, 03/01/2045 140 130
3.50%, 06/01/2045 160 148
3.50%, 07/01/2045 262 242
3.50%, 09/01/2045 135 125
3.50%, 10/01/2045 156 144
3.50%, 11/01/2045 257 237
3.50%, 12/01/2045 188 173
3.50%, 12/01/2045 208 192
3.50%, 12/01/2045 26 24
3.50%, 01/01/2046 17 15
3.50%, 01/01/2046 72 66
3.50%, 03/01/2046 128 118
3.50%, 03/01/2046 651 600
3.50%, 04/01/2046 156 143
3.50%, 05/01/2046 168 155
3.50%, 06/01/2046 200 184
3.50%, 08/01/2046 139 129
3.50%, 04/01/2047 208 190

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 11/01/2047 $ 151 $ 138
3.50%, 11/01/2047 238 218
3.50%, 05/01/2048 27 24
4.00%, 12/01/2030 8 8
4.00%, 08/01/2031 8 8
4.00%, 10/01/2031 14 14
4.00%, 11/01/2031 4 5
4.00%, 12/01/2031 7 8
4.00%, 11/01/2033 20 20
4.00%, 01/01/2034 38 38
4.00%, 07/01/2035 14 14
4.00%, 03/01/2037 63 62
4.00%, 05/01/2038 22 22
4.00%, 02/01/2041 54 52
4.00%, 06/01/2042 36 34
4.00%, 06/01/2042 42 40
4.00%, 08/01/2043 308 296
4.00%, 01/01/2044 53 51
4.00%, 02/01/2044 105 100
4.00%, 03/01/2044 42 41
4.00%, 04/01/2044 112 107
4.00%, 05/01/2044 30 28
4.00%, 07/01/2044 71 67
4.00%, 10/01/2044 79 75
4.00%, 11/01/2044 172 163
4.00%, 12/01/2044 176 167
4.00%, 01/01/2045 49 46
4.00%, 02/01/2045 50 47
4.00%, 04/01/2045 55 52
4.00%, 06/01/2045 69 65
4.00%, 08/01/2045 241 229
4.00%, 09/01/2045 253 240
4.00%, 10/01/2045 269 255
4.00%, 11/01/2045 173 164
4.00%, 12/01/2045 81 76
4.00%, 03/01/2047 203 194
4.00%, 08/01/2047 219 207
4.00%, 10/01/2047 155 145
4.00%, 12/01/2047 249 236
4.00%, 07/01/2048 136 128
4.00%, 08/01/2048 81 76
4.00%, 09/01/2048 242 228
4.50%, 02/01/2030 2 3
4.50%, 08/01/2030 2 2
4.50%, 05/01/2031 3 3
4.50%, 06/01/2031 19 19
4.50%, 06/01/2039 40 40
4.50%, 10/01/2039 27 27
4.50%, 10/01/2040 34 34
4.50%, 03/01/2041 109 107
4.50%, 03/01/2041 92 91
4.50%, 11/01/2041 90 88
4.50%, 09/01/2043 44 43
4.50%, 11/01/2043 51 50
4.50%, 11/01/2043 25 24
4.50%, 01/01/2044 42 41
4.50%, 01/01/2044 45 44
4.50%, 05/01/2044 64 62
4.50%, 07/01/2044 30 30
4.50%, 10/01/2045 83 81
4.50%, 02/01/2046 108 106
4.50%, 03/01/2047 30 29
4.50%, 04/01/2047 26 25
4.50%, 06/01/2047 61 59
4.50%, 09/01/2047 62 61
4.50%, 05/01/2048 48 47
4.50%, 07/01/2048 98 95
4.50%, 11/01/2048 48 47
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 01/01/2049 $ 201 $ 196
4.50%, 05/01/2049 536 522
5.00%, 12/01/2027 7 7
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 35 36
5.00%, 06/01/2035 40 40
5.00%, 01/01/2038 65 66
5.00%, 11/01/2038 58 59
5.00%, 12/01/2038 63 64
5.00%, 09/01/2039 101 102
5.00%, 01/01/2040 68 69
5.00%, 05/01/2040 25 25
5.00%, 04/01/2041 39 40
5.00%, 06/01/2041 37 38
5.00%, 11/01/2041 33 33
5.00%, 11/01/2041 51 52
5.50%, 01/01/2028 9 9
5.50%, 04/01/2036 38 39
5.50%, 12/01/2036 37 38
5.50%, 12/01/2036 37 38
5.50%, 03/01/2039 59 60
5.50%, 04/01/2039 36 37
5.50%, 02/01/2040 52 53
5.50%, 06/01/2041 80 82
6.00%, 02/01/2027 1 1
$ 23,120
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .63%
1.50%, 03/01/2036 1,281 1,127
1.50%, 05/01/2036 5,771 5,079
1.50%, 11/01/2036 2,719 2,401
1.50%, 11/01/2050 1,898 1,444
1.50%, 01/01/2051 3,160 2,390
1.50%, 06/01/2051 6,553 4,966
2.00%, 09/01/2028 26 25
2.00%, 05/01/2030 53 51
2.00%, 04/01/2032 53 49
2.00%, 02/01/2036 1,522 1,379
2.00%, 02/01/2036 3,005 2,737
2.00%, 04/01/2036 5,281 4,837
2.00%, 05/01/2036 2,757 2,508
2.00%, 06/01/2036 2,568 2,327
2.00%, 11/01/2041 5,527 4,713
2.00%, 05/01/2042 1,487 1,266
2.00%, 04/01/2051 19,961 16,112
2.00%, 04/01/2051 7,104 5,747
2.00%, 04/01/2051 11,740 9,449
2.00%, 05/01/2051 14,906 11,996
2.00%, 10/01/2051 2,312 1,868
2.00%, 11/01/2051 6,304 5,088
2.00%, 12/01/2051 10,254 8,252
2.00%, 12/01/2051 8,067 6,492
2.00%, 01/01/2052 7,574 6,095
2.00%, 02/01/2052 6,305 5,014
2.50%, 01/01/2028 24 23
2.50%, 07/01/2028 30 29
2.50%, 08/01/2028 12 11
2.50%, 08/01/2028 31 30
2.50%, 09/01/2028 36 35
2.50%, 07/01/2029 28 28
2.50%, 07/01/2029 12 12
2.50%, 07/01/2029 76 74
2.50%, 09/01/2029 45 44
2.50%, 12/01/2029 43 41
2.50%, 01/01/2030 43 41
2.50%, 04/01/2030 59 57
2.50%, 05/01/2030 110 106

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 06/01/2030 $ 72 $ 69
2.50%, 08/01/2030 147 141
2.50%, 08/01/2030 17 16
2.50%, 01/01/2031 40 39
2.50%, 01/01/2031 66 64
2.50%, 02/01/2031 84 80
2.50%, 02/01/2031 57 54
2.50%, 05/01/2031 32 30
2.50%, 06/01/2031 64 61
2.50%, 11/01/2031 669 640
2.50%, 12/01/2031 107 102
2.50%, 01/01/2032 130 124
2.50%, 01/01/2032 237 227
2.50%, 02/01/2032 184 176
2.50%, 03/01/2032 67 64
2.50%, 03/01/2032 35 33
2.50%, 11/01/2032 12 12
2.50%, 12/01/2032 33 32
2.50%, 01/01/2033 42 39
2.50%, 02/01/2033 161 154
2.50%, 04/01/2033 322 306
2.50%, 07/01/2033 30 28
2.50%, 10/01/2034 357 334
2.50%, 02/01/2035 1,031 964
2.50%, 10/01/2036 14 13
2.50%, 10/01/2036 29 26
2.50%, 12/01/2036 66 61
2.50%, 07/01/2040 1,344 1,199
2.50%, 01/01/2043 216 187
2.50%, 08/01/2043 81 70
2.50%, 10/01/2043 134 116
2.50%, 12/01/2046 51 44
2.50%, 08/01/2050 1,893 1,603
2.50%, 10/01/2050 2,958 2,488
2.50%, 02/01/2051 5,643 4,793
2.50%, 02/01/2051 1,700 1,433
2.50%, 07/01/2051 1,759 1,476
2.50%, 09/01/2051 2,732 2,285
2.50%, 09/01/2051 7,314 6,141
2.50%, 11/01/2051 5,136 4,352
2.50%, 11/01/2051 6,111 5,161
2.50%, 01/01/2052 3,764 3,180
2.50%, 02/01/2052 2,741 2,297
2.50%, 02/01/2052 5,592 4,715
2.50%, 02/01/2052 4,268 3,568
2.50%, 02/01/2052 3,401 2,861
2.50%, 03/01/2052 5,165 4,342
2.50%, 04/01/2052 783 658
2.50%, 04/01/2052 5,753 4,840
2.50%, 05/01/2052 2,986 2,524
3.00%, 11/01/2026 11 10
3.00%, 02/01/2027 20 20
3.00%, 04/01/2027 80 79
3.00%, 08/01/2027 17 17
3.00%, 10/01/2028 93 91
3.00%, 11/01/2028 29 28
3.00%, 02/01/2029 24 23
3.00%, 03/01/2029 41 40
3.00%, 03/01/2029 31 30
3.00%, 04/01/2029 38 37
3.00%, 05/01/2029 30 29
3.00%, 06/01/2029 30 29
3.00%, 08/01/2029 16 15
3.00%, 10/01/2029 32 31
3.00%, 10/01/2029 19 19
3.00%, 10/01/2029 19 19
3.00%, 11/01/2029 33 32
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2030 $ 105 $ 102
3.00%, 01/01/2030 41 40
3.00%, 01/01/2030 117 114
3.00%, 03/01/2030 71 69
3.00%, 06/01/2030 51 50
3.00%, 06/01/2030 62 60
3.00%, 09/01/2030 24 23
3.00%, 09/01/2030 83 81
3.00%, 10/01/2030 67 65
3.00%, 02/01/2031 29 28
3.00%, 04/01/2032 330 319
3.00%, 05/01/2032 46 44
3.00%, 08/01/2032 70 67
3.00%, 01/01/2033 12 11
3.00%, 02/01/2033 706 678
3.00%, 02/01/2033 188 182
3.00%, 08/01/2033 223 213
3.00%,
05/01/2034
34 32
3.00%, 05/01/2034 50 48
3.00%, 08/01/2034 151 144
3.00%, 10/01/2034 17 16
3.00%, 11/01/2034 47 45
3.00%, 12/01/2034 592 567
3.00%, 02/01/2035 50 47
3.00%, 02/01/2035 49 46
3.00%, 03/01/2035 22 21
3.00%, 04/01/2035 23 21
3.00%, 06/01/2035 60 56
3.00%, 07/01/2035 21 20
3.00%, 11/01/2035 32 30
3.00%, 07/01/2036 47 44
3.00%, 12/01/2036 76 71
3.00%, 12/01/2036 168 157
3.00%, 12/01/2036 110 103
3.00%, 02/01/2037 68 64
3.00%, 02/01/2037 11 10
3.00%, 04/01/2037 32 30
3.00%, 04/01/2037 53 49
3.00%, 07/01/2037 19 18
3.00%, 08/01/2037 31 28
3.00%, 09/01/2037 85 79
3.00%, 06/01/2040 1,055 972
3.00%, 04/01/2042 60 54
3.00%, 09/01/2042 28 25
3.00%, 02/01/2043 209 188
3.00%, 02/01/2043 324 291
3.00%, 02/01/2043 164 147
3.00%, 04/01/2043 125 113
3.00%, 04/01/2043 179 161
3.00%, 04/01/2043 86 77
3.00%, 04/01/2043 347 312
3.00%, 04/01/2043 95 86
3.00%, 04/01/2043 130 117
3.00%, 04/01/2043 208 187
3.00%, 04/01/2043 158 142
3.00%, 04/01/2043 121 109
3.00%, 05/01/2043 16 14
3.00%, 05/01/2043 131 117
3.00%, 05/01/2043 84 75
3.00%, 05/01/2043 152 136
3.00%, 06/01/2043 316 284
3.00%, 06/01/2043 168 151
3.00%, 06/01/2043 114 102
3.00%, 06/01/2043 281 253
3.00%, 07/01/2043 211 190
3.00%, 07/01/2043 91 82
3.00%, 08/01/2043 13 13

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2043 $ 58 $ 52
3.00%, 08/01/2043 288 259
3.00%, 08/01/2043 176 158
3.00%, 09/01/2043 249 224
3.00%, 10/01/2043 298 268
3.00%, 11/01/2043 101 91
3.00%, 01/01/2045 145 130
3.00%, 05/01/2045 205 183
3.00%, 09/01/2045 24 22
3.00%, 10/01/2045 126 112
3.00%, 11/01/2045 65 58
3.00%, 12/01/2045 184 163
3.00%, 02/01/2046 178 160
3.00%, 09/01/2046 85 75
3.00%, 10/01/2046 445 394
3.00%, 11/01/2046 197 174
3.00%, 11/01/2046 222 197
3.00%, 11/01/2046 320 283
3.00%, 11/01/2046 288 255
3.00%, 12/01/2046 345 306
3.00%, 12/01/2046 611 541
3.00%, 01/01/2047 341 302
3.00%, 02/01/2047 68 60
3.00%, 02/01/2047 257 226
3.00%, 05/01/2047 144 127
3.00%, 10/01/2048 18 16
3.00%, 10/01/2049 4,099 3,605
3.00%, 11/01/2049 1,266 1,114
3.00%, 11/01/2049 947 832
3.00%, 12/01/2049 3,234 2,845
3.00%, 03/01/2050 2,975 2,613
3.00%, 03/01/2050 2,763 2,427
3.00%, 07/01/2050 1,073 941
3.00%, 03/01/2052 2,535 2,234
3.00%, 03/01/2052 2,960 2,586
3.00%, 04/01/2052 1,722 1,519
3.50%, 10/01/2025 5 5
3.50%, 11/01/2025 8 8
3.50%, 11/01/2025 3 3
3.50%, 01/01/2026 7 7
3.50%, 03/01/2026 12 12
3.50%, 12/01/2026 17 16
3.50%, 02/01/2027 11 11
3.50%, 11/01/2028 33 33
3.50%, 12/01/2028 18 18
3.50%, 03/01/2029 36 35
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 4 4
3.50%, 02/01/2032 17 17
3.50%, 04/01/2032 18 17
3.50%, 05/01/2032 39 38
3.50%, 06/01/2032 80 78
3.50%, 07/01/2032 26 26
3.50%, 09/01/2032 39 38
3.50%, 12/01/2032 817 800
3.50%, 09/01/2033 22 21
3.50%, 09/01/2033 28 27
3.50%, 10/01/2033 46 45
3.50%, 10/01/2033 113 110
3.50%, 11/01/2033 49 48
3.50%, 01/01/2034 31 30
3.50%, 06/01/2034 54 52
3.50%, 08/01/2034 13 13
3.50%, 11/01/2034 34 32
3.50%, 02/01/2035 503 488
3.50%, 12/01/2035 67 65
3.50%, 07/01/2036 76 73
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2037 $ 53 $ 51
3.50%, 03/01/2037 64 62
3.50%, 05/01/2037 11 11
3.50%, 07/01/2037 24 23
3.50%, 10/01/2037 28 26
3.50%, 01/01/2038 76 73
3.50%, 01/01/2041 276 257
3.50%, 03/01/2041 381 355
3.50%, 10/01/2041 33 30
3.50%, 12/01/2041 121 112
3.50%, 12/01/2041 124 115
3.50%, 01/01/2042 42 39
3.50%, 03/01/2042 111 104
3.50%, 03/01/2042 39 37
3.50%, 03/01/2042 27 25
3.50%, 05/01/2042 36 33
3.50%, 05/01/2042 205 191
3.50%, 07/01/2042 28 26
3.50%, 07/01/2042 48 45
3.50%, 10/01/2042 226 211
3.50%, 04/01/2043 85 79
3.50%, 05/01/2043 233 217
3.50%, 05/01/2043 201 188
3.50%, 05/01/2043 69 64
3.50%, 06/01/2043 200 186
3.50%, 07/01/2043 225 210
3.50%, 07/01/2043 80 74
3.50%, 08/01/2043 153 143
3.50%, 08/01/2043 48 45
3.50%, 09/01/2043 56 52
3.50%, 12/01/2043 38 35
3.50%, 01/01/2044 650 606
3.50%, 02/01/2044 51 48
3.50%, 07/01/2044 322 300
3.50%, 10/01/2044 126 117
3.50%, 10/01/2044 43 40
3.50%, 11/01/2044 129 119
3.50%, 12/01/2044 28 26
3.50%, 12/01/2044 144 133
3.50%, 12/01/2044 98 90
3.50%, 01/01/2045 159 147
3.50%, 04/01/2045 139 128
3.50%, 05/01/2045 52 48
3.50%, 07/01/2045 149 138
3.50%, 07/01/2045 26 24
3.50%, 08/01/2045 149 138
3.50%, 08/01/2045 131 121
3.50%, 09/01/2045 146 134
3.50%, 09/01/2045 222 205
3.50%, 09/01/2045 67 62
3.50%, 11/01/2045 114 105
3.50%, 11/01/2045 64 59
3.50%, 12/01/2045 153 141
3.50%, 12/01/2045 122 113
3.50%, 12/01/2045 217 201
3.50%, 01/01/2046 187 172
3.50%, 01/01/2046 234 216
3.50%, 02/01/2046 96 88
3.50%, 02/01/2046 40 37
3.50%, 03/01/2046 154 141
3.50%, 03/01/2046 133 122
3.50%, 05/01/2046 167 153
3.50%, 06/01/2046 49 45
3.50%, 07/01/2046 138 127
3.50%, 09/01/2046 131 121
3.50%, 11/01/2046 283 262
3.50%, 12/01/2046 156 143

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2047 $ 359 $ 329
3.50%, 02/01/2047 264 242
3.50%, 09/01/2047 74 68
3.50%, 11/01/2047 304 277
3.50%, 01/01/2048 295 270
3.50%, 02/01/2048 235 215
3.50%, 03/01/2048 185 169
3.50%, 04/01/2048 119 108
3.50%, 10/01/2048 24 22
3.50%, 04/01/2049 138 126
3.50%, 06/01/2049 386 352
3.50%, 08/01/2049 488 445
3.50%, 11/01/2049 2,860 2,632
3.50%, 11/01/2049 913 833
3.50%, 12/01/2049 1,208 1,113
3.50%, 04/01/2052 2,251 2,044
3.50%, 05/01/2052 3,967 3,616
3.50%, 06/01/2052 1,639 1,491
4.00%, 07/01/2025 1 1
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 3 3
4.00%, 12/01/2030 25 25
4.00%, 02/01/2031 8 8
4.00%, 03/01/2031 47 46
4.00%, 07/01/2031 6 6
4.00%, 10/01/2031 25 24
4.00%, 11/01/2031 6 6
4.00%, 12/01/2031 5 5
4.00%, 01/01/2032 7 6
4.00%, 09/01/2033 60 59
4.00%, 01/01/2036 58 57
4.00%, 02/01/2036 42 41
4.00%, 06/01/2036 36 36
4.00%, 01/01/2037 47 46
4.00%, 02/01/2037 105 103
4.00%, 07/01/2038 69 68
4.00%, 02/01/2039 20 19
4.00%, 01/01/2041 116 112
4.00%, 02/01/2041 79 76
4.00%, 02/01/2041 29 28
4.00%, 09/01/2041 42 40
4.00%, 02/01/2043 43 41
4.00%, 12/01/2043 41 39
4.00%, 01/01/2044 132 127
4.00%, 06/01/2044 107 102
4.00%, 07/01/2044 68 65
4.00%, 07/01/2044 76 72
4.00%, 09/01/2044 43 41
4.00%, 10/01/2044 70 66
4.00%, 02/01/2045 100 95
4.00%, 07/01/2045 81 76
4.00%, 10/01/2045 88 83
4.00%, 11/01/2045 144 136
4.00%, 12/01/2045 39 37
4.00%, 02/01/2046 30 28
4.00%, 03/01/2046 45 42
4.00%, 04/01/2047 194 183
4.00%, 06/01/2047 147 139
4.00%, 08/01/2047 113 106
4.00%, 08/01/2047 218 205
4.00%, 08/01/2047 31 29
4.00%, 08/01/2047 171 161
4.00%, 09/01/2047 198 187
4.00%, 11/01/2047 381 360
4.00%, 01/01/2048 309 292
4.00%, 02/01/2048 139 131
4.00%, 03/01/2048 68 64
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 05/01/2048 $ 423 $ 401
4.00%, 06/01/2048 112 106
4.00%, 06/01/2048 292 275
4.00%, 07/01/2048 83 78
4.00%, 08/01/2048 37 35
4.00%, 08/01/2048 38 36
4.00%, 09/01/2048 102 96
4.00%, 09/01/2048 163 153
4.00%, 01/01/2049 1,591 1,500
4.00%, 01/01/2049 928 873
4.00%, 03/01/2049 123 116
4.00%, 04/01/2049 212 199
4.00%, 04/01/2049 162 153
4.00%, 08/01/2049 481 453
4.00%, 10/01/2049 275 259
4.00%, 10/01/2049 373 352
4.00%, 11/01/2049 337 318
4.00%, 04/01/2050 1,504 1,417
4.00%, 06/01/2052 1,925 1,819
4.00%, 08/01/2052 3,375 3,155
4.00%, 09/01/2052 4,315 4,059
4.50%, 02/01/2030 2 2
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 16 16
4.50%, 09/01/2030 13 13
4.50%, 01/01/2031 3 3
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 3 3
4.50%, 07/01/2031 12 13
4.50%, 08/01/2031 7 7
4.50%, 02/01/2035 28 28
4.50%, 08/01/2040 27 26
4.50%, 08/01/2040 99 98
4.50%, 06/01/2041 45 45
4.50%, 09/01/2041 78 77
4.50%, 09/01/2043 34 33
4.50%, 10/01/2043 64 63
4.50%, 01/01/2044 174 170
4.50%, 01/01/2044 127 124
4.50%, 02/01/2044 98 96
4.50%, 03/01/2044 49 48
4.50%, 03/01/2044 51 50
4.50%, 05/01/2044 38 38
4.50%, 05/01/2044 46 45
4.50%, 05/01/2044 131 128
4.50%, 06/01/2044 83 82
4.50%, 08/01/2044 64 63
4.50%, 12/01/2044 211 206
4.50%, 04/01/2046 60 59
4.50%, 08/01/2046 46 45
4.50%, 02/01/2047 21 21
4.50%, 02/01/2047 76 74
4.50%, 03/01/2047 62 60
4.50%, 10/01/2047 51 50
4.50%, 11/01/2047 105 102
4.50%, 02/01/2048 76 73
4.50%, 04/01/2048 219 213
4.50%, 05/01/2048 129 126
4.50%, 07/01/2048 1,490 1,445
4.50%, 08/01/2048 42 41
4.50%, 08/01/2048 35 34
4.50%, 10/01/2048 246 239
4.50%, 10/01/2048 165 161
4.50%, 12/01/2048 855 839
4.50%, 03/01/2049 1,677 1,632
4.50%, 04/01/2049 143 139
4.50%, 05/01/2049 1,110 1,078

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 07/01/2049 $ 231 $ 224
4.50%, 07/01/2049 420 408
4.50%, 09/01/2049 243 236
4.50%, 09/01/2049 1,748 1,698
4.50%, 06/01/2052 407 392
4.50%, 09/01/2052 2,016 1,954
4.50%, 10/01/2052 1,660 1,600
4.50%, 10/01/2052 2,041 1,967
4.50%, 05/01/2053 2,239 2,154
5.00%, 04/01/2029 1 1
5.00%, 09/01/2029 24 24
5.00%, 03/01/2030 3 3
5.00%, 08/01/2030 4 4
5.00%, 07/01/2035 50 50
5.00%, 04/01/2037 82 82
5.00%, 07/01/2039 45 46
5.00%, 07/01/2039 41 42
5.00%, 03/01/2044 64 64
5.00%, 03/01/2044 44 44
5.00%, 05/01/2044 36 36
5.00%, 11/01/2044 76 76
5.00%, 04/01/2048 64 63
5.00%, 09/01/2048 394 392
5.00%, 05/01/2049 33 33
5.00%, 06/01/2049 281 281
5.00%, 07/01/2049 166 166
5.00%, 08/01/2049 180 180
5.00%, 07/01/2052 2,936 2,905
5.00%, 08/01/2052 1,965 1,950
5.00%, 11/01/2052 3,964 3,908
5.00%, 05/01/2053 4,974 4,934
5.00%, 06/01/2053 2,629 2,601
5.00%, 10/01/2053 2,291 2,275
5.50%, 02/01/2026 2 2
5.50%, 03/01/2027 5 5
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 2 2
5.50%, 12/01/2029 3 3
5.50%, 11/01/2035 78 80
5.50%, 12/01/2036 37 38
5.50%, 03/01/2037 43 44
5.50%, 08/01/2037 50 51
5.50%, 08/01/2037 35 36
5.50%, 08/01/2037 36 37
5.50%, 05/01/2038 68 69
5.50%, 06/01/2038 29 30
5.50%, 03/01/2053 3,114 3,144
5.50%, 07/01/2053 2,295 2,346
5.50%, 08/01/2053 5,516 5,546
5.50%, 11/01/2053 4,948 4,994
5.50%, 04/01/2054 3,645 3,674
5.50%, 08/01/2054 2,462 2,461
5.50%, 10/01/2054 1,943 1,959
5.50%, 04/01/2055
(k)
1,000 999
6.00%, 05/01/2041 65 67
6.00%, 01/01/2053 3,865 3,995
6.00%, 05/01/2053 1,274 1,307
6.00%, 11/01/2053 3,698 3,793
6.00%, 07/01/2054 2,814 2,888
6.00%, 09/01/2054 2,851 2,926
6.00%, 04/01/2055
(k)
5,300 5,383
6.50%, 01/01/2038 30 31
6.50%, 01/01/2054 2,810 2,939
6.50%, 01/01/2054 2,543 2,645
6.50%, 02/01/2054 3,313 3,451
6.50%, 05/01/2054 1,091 1,136
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 04/01/2055
(k)
$ 1,375 $ 1,418
$ 352,849
Government National Mortgage Association (GNMA) - 6 .01%
2.00%, 08/20/2050 4,157 3,401
2.00%, 01/20/2051 6,306 5,160
2.00%, 02/20/2051 7,695 6,299
2.00%, 05/20/2051 4,349 3,559
2.50%, 03/20/2028 13 13
2.50%, 07/20/2028 16 16
2.50%, 03/20/2031 26 25
2.50%, 05/20/2032 34 33
2.50%, 07/20/2043 71 62
2.50%, 06/20/2045 40 35
2.50%, 12/20/2046 83 72
2.50%, 01/20/2047 127 110
2.50%, 06/20/2050 8,105 6,943
2.50%, 05/20/2051 7,224 6,165
2.50%, 09/20/2051 7,334 6,258
3.00%, 07/20/2030 40 39
3.00%, 01/20/2031 27 27
3.00%, 07/20/2032 33 32
3.00%, 01/20/2033 16 15
3.00%, 10/15/2042 29 26
3.00%, 03/20/2043 87 80
3.00%, 04/20/2043 298 270
3.00%, 06/15/2043 108 98
3.00%, 07/15/2043 22 20
3.00%, 08/15/2043 49 44
3.00%, 08/15/2043 53 48
3.00%, 11/15/2044 125 112
3.00%, 02/15/2045 121 108
3.00%, 05/20/2045 99 89
3.00%, 07/15/2045 43 39
3.00%, 07/20/2045 780 702
3.00%, 08/15/2045 126 113
3.00%, 08/20/2045 249 223
3.00%, 10/20/2045 216 195
3.00%, 11/20/2045 128 115
3.00%, 12/20/2045 179 161
3.00%, 01/20/2046 44 39
3.00%, 02/20/2046 59 53
3.00%, 03/20/2046 276 248
3.00%, 04/20/2046 179 161
3.00%, 05/20/2046 164 147
3.00%, 06/20/2046 248 223
3.00%, 07/20/2046 742 667
3.00%, 08/20/2046 512 460
3.00%, 09/20/2046 297 267
3.00%, 10/20/2046 197 177
3.00%, 11/20/2046 302 271
3.00%, 12/20/2046 371 333
3.00%, 01/20/2047 245 220
3.00%, 07/20/2047 11 10
3.00%, 10/20/2047 251 225
3.00%, 11/20/2047 119 107
3.00%, 12/20/2047 394 353
3.00%, 01/20/2048 170 152
3.00%, 02/20/2048 179 161
3.00%, 03/20/2048 162 145
3.00%, 11/20/2049 3,897 3,468
3.00%, 09/20/2051 5,751 5,097
3.50%, 09/20/2028 20 20
3.50%, 01/15/2043 64 60
3.50%, 03/20/2043 146 134
3.50%, 03/20/2043 314 293
3.50%, 04/15/2043 44 41
3.50%, 04/20/2043 214 197

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 04/20/2043 $ 305 $ 284
3.50%, 07/20/2043 366 341
3.50%, 08/15/2043 29 27
3.50%, 08/20/2043 277 258
3.50%, 09/20/2043 185 173
3.50%, 07/20/2044 195 181
3.50%, 08/20/2044 207 192
3.50%, 09/20/2044 78 72
3.50%, 10/20/2044 83 78
3.50%, 11/20/2044 89 82
3.50%, 12/20/2044 98 91
3.50%, 02/20/2045 96 89
3.50%, 05/20/2045 126 117
3.50%, 06/20/2045 26 24
3.50%, 07/20/2045 188 174
3.50%, 08/20/2045 88 82
3.50%, 09/20/2045 47 43
3.50%, 10/20/2045 348 323
3.50%, 11/20/2045 289 268
3.50%, 12/20/2045 182 168
3.50%, 01/20/2046 455 422
3.50%, 02/20/2046 25 23
3.50%, 03/20/2046 1,096 1,020
3.50%, 04/20/2046 179 166
3.50%, 05/20/2046 239 222
3.50%, 06/20/2046 1,045 967
3.50%, 07/15/2046 26 25
3.50%, 07/20/2046 125 116
3.50%, 08/20/2046 564 522
3.50%, 09/20/2046 231 214
3.50%, 10/20/2046 280 259
3.50%, 11/20/2046 211 195
3.50%, 12/20/2046 237 219
3.50%, 01/20/2047 237 219
3.50%, 02/20/2047 139 128
3.50%, 03/20/2047 185 171
3.50%, 04/20/2047 443 410
3.50%, 05/20/2047 132 122
3.50%, 06/20/2047 201 185
3.50%, 07/20/2047 1,684 1,558
3.50%, 08/20/2047 583 539
3.50%, 09/20/2047 42 39
3.50%, 10/20/2047 142 131
3.50%, 11/20/2047 187 173
3.50%, 12/20/2047 212 196
3.50%, 01/20/2048 295 273
3.50%, 02/20/2048 46 43
3.50%, 07/20/2048 91 84
4.00%, 08/15/2040 25 24
4.00%, 12/20/2040 14 14
4.00%, 08/15/2041 25 24
4.00%, 11/15/2041 36 35
4.00%, 03/15/2042 25 23
4.00%, 03/20/2042 59 57
4.00%, 04/20/2042 52 50
4.00%, 05/15/2042 83 79
4.00%, 10/20/2043 28 27
4.00%, 11/20/2043 64 62
4.00%, 02/20/2044 155 149
4.00%, 03/15/2044 49 47
4.00%, 05/20/2044 100 95
4.00%, 06/20/2044 75 72
4.00%, 07/20/2044 306 292
4.00%, 08/20/2044 215 206
4.00%, 09/20/2044 198 189
4.00%, 10/20/2044 257 245
4.00%, 11/20/2044 114 109
4.00%, 12/20/2044 211 202
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 01/20/2045 $ 176 $ 169
4.00%, 04/20/2045 110 105
4.00%, 05/15/2045 49 47
4.00%, 07/20/2045 41 39
4.00%, 08/20/2045 105 101
4.00%, 09/20/2045 150 143
4.00%, 10/20/2045 80 77
4.00%, 11/20/2045 29 28
4.00%, 12/15/2045 27 25
4.00%, 12/20/2045 75 72
4.00%, 01/20/2046 46 44
4.00%, 02/20/2046 68 65
4.00%, 04/20/2046 110 105
4.00%, 05/20/2046 55 53
4.00%, 07/20/2046 115 110
4.00%, 01/20/2047 221 210
4.00%, 02/20/2047 171 162
4.00%, 03/20/2047 156 148
4.00%, 05/20/2047 208 196
4.00%, 06/20/2047 209 198
4.00%, 07/20/2047 500 474
4.00%, 08/20/2047 25 23
4.00%, 10/20/2047 117 110
4.00%, 11/20/2047 954 903
4.00%, 04/20/2052 2,625 2,462
4.50%, 02/15/2039 59 58
4.50%, 05/15/2039 43 42
4.50%, 11/15/2039 152 153
4.50%, 04/15/2040 103 101
4.50%, 01/20/2041 15 15
4.50%, 02/20/2041 16 15
4.50%, 03/20/2041 11 11
4.50%, 07/15/2041 38 37
4.50%, 05/20/2043 47 46
4.50%, 06/20/2043 55 54
4.50%, 10/20/2043 44 43
4.50%, 11/20/2043 144 141
4.50%, 03/20/2044 209 205
4.50%, 04/20/2044 9 9
4.50%, 05/20/2044 150 147
4.50%, 07/20/2044 78 76
4.50%, 12/20/2044 32 31
4.50%, 02/20/2045 84 82
4.50%, 03/20/2045 36 35
4.50%, 04/20/2045 44 43
4.50%, 06/20/2046 43 42
4.50%, 12/20/2046 129 126
4.50%, 02/20/2047 76 74
4.50%, 04/20/2047 49 47
4.50%, 06/15/2047 39 39
4.50%, 08/20/2047 104 101
4.50%, 10/20/2047 48 47
4.50%, 02/20/2048 758 738
4.50%, 05/20/2048 558 543
4.50%, 08/20/2048 141 137
4.50%, 10/20/2048 84 82
4.50%, 11/20/2048 129 125
4.50%, 12/20/2048 37 36
4.50%, 02/20/2049 2,396 2,330
4.50%, 05/20/2052 1,527 1,474
4.50%, 09/20/2052 2,870 2,757
5.00%, 07/15/2035 30 30
5.00%, 04/15/2041 90 90
5.00%, 08/20/2041 33 33
5.00%, 04/20/2042 27 27
5.00%, 12/20/2042 73 74
5.00%, 07/20/2043 44 45
5.00%, 02/20/2044 48 48

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 03/20/2044 $ 28 $ 29
5.00%, 12/20/2045 44 44
5.00%, 03/20/2048 32 32
5.00%, 06/20/2048 602 601
5.00%, 10/20/2048 42 42
5.00%, 01/20/2053 5,713 5,628
5.00%, 04/20/2053 3,664 3,616
5.50%, 01/15/2040 36 37
5.50%, 06/20/2040 20 21
5.50%, 01/20/2041 81 83
5.50%, 10/20/2042 26 27
5.50%, 09/20/2043 33 34
5.50%, 04/20/2055
(k)
14,680 14,710
6.00%, 04/15/2035 4 4
6.00%, 04/20/2055
(k)
6,025 6,115
6.50%, 04/20/2055
(k)
4,590 4,699
$ 120,325
U.S. Treasury - 45 .81%
0.38%, 09/30/2027 4,520 4,145
0.50%, 04/30/2027 2,100 1,958
0.50%, 05/31/2027 3,290 3,060
0.50%, 06/30/2027 4,645 4,309
0.50%, 08/31/2027 5,260 4,852
0.50%, 10/31/2027 10,120 9,284
0.63%, 07/31/2026 4,210 4,028
0.63%, 03/31/2027 5,975 5,601
0.63%, 11/30/2027 4,645 4,264
0.63%, 12/31/2027 8,210 7,516
0.63%, 05/15/2030 14,925 12,627
0.63%, 08/15/2030 21,135 17,728
0.75%, 04/30/2026 2,800 2,703
0.75%, 05/31/2026 8,885 8,556
0.75%, 08/31/2026 21,975 21,010
0.75%, 01/31/2028 7,610 6,975
0.88%, 06/30/2026 6,910 6,649
0.88%, 09/30/2026 7,660 7,320
0.88%, 11/15/2030 15,755 13,296
1.00%, 07/31/2028 5,825 5,301
1.13%, 10/31/2026 3,635 3,479
1.13%, 02/28/2027 2,670 2,534
1.13%, 02/29/2028 5,895 5,452
1.13%, 08/31/2028 4,875 4,446
1.13%, 02/15/2031 10,150 8,639
1.13%, 05/15/2040 1,820 1,152
1.13%, 08/15/2040 1,655 1,037
1.25%, 11/30/2026 3,775 3,613
1.25%, 12/31/2026 3,175 3,032
1.25%, 03/31/2028 7,125 6,599
1.25%, 04/30/2028 7,750 7,161
1.25%, 05/31/2028 8,910 8,214
1.25%, 06/30/2028 4,550 4,186
1.25%, 09/30/2028 8,870 8,104
1.25%, 08/15/2031 11,020 9,297
1.25%, 05/15/2050 2,600 1,291
1.38%, 08/31/2026 3,400 3,280
1.38%, 10/31/2028 5,855 5,363
1.38%, 12/31/2028 7,840 7,153
1.38%, 11/15/2031 13,595 11,481
1.38%, 11/15/2040 1,610 1,046
1.38%, 08/15/2050 2,580 1,315
1.50%, 08/15/2026 3,015 2,916
1.50%, 01/31/2027 5,200 4,979
1.50%, 11/30/2028 6,695 6,148
1.50%, 02/15/2030 15,115 13,484
1.63%, 05/15/2026 5,200 5,064
1.63%, 09/30/2026 1,265 1,223
1.63%, 10/31/2026 7,275 7,018
1.63%, 11/30/2026 7,960 7,668
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 08/15/2029 $ 11,255 $ 10,232
1.63%, 05/15/2031 10,330 8,990
1.63%, 11/15/2050 3,630 1,976
1.75%, 12/31/2026 8,315 8,011
1.75%, 01/31/2029 8,425 7,781
1.75%, 11/15/2029 4,890 4,446
1.75%, 08/15/2041 4,110 2,785
1.88%, 07/31/2026 4,170 4,057
1.88%, 02/28/2027 9,400 9,049
1.88%, 02/28/2029 9,990 9,256
1.88%, 02/15/2032 10,430 9,057
1.88%, 02/15/2041 1,245 873
1.88%, 02/15/2051 5,390 3,125
1.88%, 11/15/2051 5,600 3,221
2.00%, 11/15/2026 9,295 9,013
2.00%, 11/15/2041 5,650 3,969
2.00%, 02/15/2050 2,785 1,685
2.00%, 08/15/2051 5,685 3,386
2.13%, 05/31/2026 2,520 2,466
2.25%, 02/15/2027 8,160 7,916
2.25%, 11/15/2027 8,485 8,140
2.25%, 05/15/2041 3,770 2,794
2.25%, 08/15/2046 3,195 2,149
2.25%, 08/15/2049 3,855 2,487
2.25%, 02/15/2052 5,915 3,732
2.38%, 05/15/2027 6,155 5,964
2.38%, 03/31/2029 9,010 8,497
2.38%, 05/15/2029 4,695 4,420
2.38%, 02/15/2042 1,865 1,384
2.38%, 11/15/2049 3,205 2,120
2.38%, 05/15/2051 5,440 3,558
2.50%, 03/31/2027 4,305 4,191
2.50%, 02/15/2046 2,925 2,080
2.50%, 05/15/2046 2,520 1,786
2.63%, 05/31/2027 3,330 3,242
2.63%, 02/15/2029 8,305 7,922
2.63%, 07/31/2029 2,325 2,205
2.75%, 04/30/2027 3,660 3,576
2.75%, 02/15/2028 5,775 5,598
2.75%, 05/31/2029 7,280 6,953
2.75%, 08/15/2032 10,275 9,394
2.75%, 08/15/2042 1,591 1,242
2.75%, 11/15/2042 2,610 2,030
2.75%, 08/15/2047 3,060 2,238
2.75%, 11/15/2047 3,405 2,484
2.88%, 05/15/2028 4,500 4,365
2.88%, 08/15/2028 6,030 5,835
2.88%, 04/30/2029 7,835 7,527
2.88%, 05/15/2032 11,675 10,801
2.88%, 05/15/2043 2,333 1,837
2.88%, 08/15/2045 2,145 1,643
2.88%, 11/15/2046 1,465 1,107
2.88%, 05/15/2049 3,415 2,517
2.88%, 05/15/2052 5,525 4,012
3.00%, 05/15/2042 1,200 977
3.00%, 11/15/2044 1,475 1,162
3.00%, 05/15/2045 1,845 1,447
3.00%, 11/15/2045 1,320 1,030
3.00%, 02/15/2047 3,115 2,399
3.00%, 05/15/2047 2,050 1,575
3.00%, 02/15/2048 2,990 2,279
3.00%, 08/15/2048 3,620 2,749
3.00%, 02/15/2049 3,200 2,420
3.00%, 08/15/2052 3,500 2,606
3.13%, 08/31/2027 6,040 5,933
3.13%, 11/15/2028 6,045 5,885
3.13%, 08/31/2029 3,885 3,758
3.13%, 11/15/2041 1,700 1,421

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 02/15/2042 $ 805 $ 671
3.13%, 02/15/2043 2,660 2,183
3.13%, 08/15/2044 3,045 2,456
3.13%, 05/15/2048 100 78
3.25%, 06/30/2029 2,055 2,000
3.25%, 05/15/2042 3,650 3,084
3.38%, 05/15/2033 7,870 7,455
3.38%, 08/15/2042 3,540 3,035
3.38%, 05/15/2044 3,425 2,881
3.38%, 11/15/2048 3,275 2,658
3.50%, 01/31/2028 100 99
3.50%, 04/30/2028 5,785 5,718
3.50%, 01/31/2030 2,375 2,328
3.50%, 02/15/2033 6,095 5,838
3.50%, 02/15/2039 530 483
3.63%, 05/31/2028 4,475 4,438
3.63%, 03/31/2030 6,035 5,942
3.63%, 08/15/2043 1,880 1,653
3.63%, 02/15/2044 1,755 1,536
3.63%, 02/15/2053 10,575 8,907
3.63%, 05/15/2053 3,440 2,898
3.75%, 06/30/2030 3,040 3,006
3.75%, 08/15/2041 940 857
3.75%, 11/15/2043 1,935 1,728
3.88%, 03/31/2027 4,285 4,284
3.88%, 09/30/2029 470 469
3.88%, 11/30/2029 4,885 4,870
3.88%, 08/15/2033 8,305 8,140
3.88%, 08/15/2034 5,660 5,517
3.88%, 08/15/2040 1,569 1,468
3.88%, 02/15/2043 4,275 3,913
3.88%, 05/15/2043 3,595 3,282
4.00%, 06/30/2028 7,340 7,365
4.00%, 10/31/2029 7,165 7,181
4.00%, 02/28/2030 8,115 8,133
4.00%, 02/15/2034 8,510 8,394
4.00%, 11/15/2042 2,365 2,206
4.00%, 11/15/2052 4,335 3,910
4.13%, 06/15/2026 13,065 13,085
4.13%, 01/31/2027 12,180 12,221
4.13%, 09/30/2027 460 463
4.13%, 10/31/2027 4,930 4,958
4.13%, 11/15/2027 4,570 4,596
4.13%, 02/29/2032 6,160 6,176
4.13%, 11/15/2032 8,220 8,232
4.13%, 08/15/2053 3,395 3,128
4.25%, 11/30/2026 2,950 2,964
4.25%, 12/31/2026 6,405 6,438
4.25%, 03/15/2027 5,405 5,439
4.25%, 06/30/2029 7,725 7,819
4.25%, 02/28/2031 4,605 4,659
4.25%, 11/15/2034 7,140 7,161
4.25%, 05/15/2039 715 704
4.25%, 11/15/2040 1,245 1,214
4.25%, 02/15/2054 2,605 2,454
4.25%, 08/15/2054 3,490 3,294
4.38%, 07/31/2026 4,200 4,221
4.38%, 05/15/2034 7,800 7,905
4.38%, 02/15/2038 890 896
4.38%, 11/15/2039 920 915
4.38%, 05/15/2040 1,489 1,478
4.38%, 05/15/2041 4,325 4,264
4.38%, 08/15/2043 3,605 3,513
4.50%, 11/15/2033 8,965 9,179
4.50%, 02/15/2036 3,065 3,156
4.50%, 05/15/2038 710 724
4.50%, 08/15/2039 1,465 1,480
4.50%, 02/15/2044 1,310 1,294
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 11/15/2054 $ 900 $ 887
4.63%, 06/30/2026 5,620 5,662
4.63%, 02/15/2040 1,120 1,144
4.63%, 05/15/2054 9,955 9,987
4.63%, 02/15/2055 2,315 2,331
4.75%, 02/15/2037 2,235 2,345
4.75%, 02/15/2041 2,810 2,897
4.75%, 02/15/2045 1,540 1,568
4.75%, 11/15/2053 4,065 4,155
4.88%, 04/30/2026 1,460 1,473
5.00%, 05/15/2037 1,130 1,210
5.25%, 02/15/2029 3,000 3,153
5.38%, 02/15/2031 3,616 3,871
6.13%, 11/15/2027 2,225 2,349
6.13%, 08/15/2029 900 979
6.25%, 05/15/2030 1,500 1,657
6.38%, 08/15/2027 1,830 1,934
$ 917,017
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,413,311
Total Investments $ 2,038,711
Other Assets and Liabilities -  (1.84)% (36,854)
TOTAL NET ASSETS - 100.00% $ 2,001,857
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,556 or
0.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,346 or 0.32% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,538 or 0.18% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 46,078 $ 138,318 $ 137,002 $ 47,394
$ 46,078 $ 138,318 $ 137,002 $ 47,394
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 376 $ — $ — $ —
$ 376 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .17 % Shares Held Value (000's)
Money Market Funds - 4 .17%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
1,685,453 $ 1,685
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
7,234,968 7,235
$ 8,920
TOTAL INVESTMENT COMPANIES $ 8,920
BONDS - 67 .00%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .37%
Boeing Co/The
2.20%, 02/04/2026 $ 1,235 $ 1,208
5.81%, 05/01/2050 280 267
6.26%, 05/01/2027 220 226
Bombardier Inc
7.25%, 07/01/2031
(d)
15 15
7.50%, 02/01/2029
(d),(e)
120 123
8.75%, 11/15/2030
(d)
80 84
RTX Corp
4.13%, 11/16/2028 270 266
6.10%, 03/15/2034 235 252
TransDigm Inc
4.88%, 05/01/2029 30 29
6.00%, 01/15/2033
(d)
15 15
6.38%, 03/01/2029
(d)
290 293
6.63%, 03/01/2032
(d)
10 10
Triumph Group Inc
9.00%, 03/15/2028
(d)
125 132
$ 2,920
Agriculture - 0 .67%
BAT Capital Corp
4.54%, 08/15/2047 120 96
4.76%, 09/06/2049 45 37
5.35%, 08/15/2032 200 201
5.83%, 02/20/2031 110 114
7.08%, 08/02/2053 240 264
BAT International Finance PLC
5.93%, 02/02/2029 150 156
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(d)
200 206
Philip Morris International Inc
4.63%, 11/01/2029 192 192
Reynolds American Inc
5.70%, 08/15/2035 165 166
$ 1,432
Airlines - 0 .97%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 4 4
American Airlines Inc
8.50%, 05/15/2029
(d)
120 122
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
320 313
5.31%, 10/20/2031
(d)
145 142
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
64 63
4.75%, 10/20/2028
(d)
875 871
OneSky Flight LLC
8.88%, 12/15/2029
(d)
10 10
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 511 514
United Airlines Inc
4.38%, 04/15/2026
(d)
20 20
$ 2,069
Automobile Asset Backed Securities - 5 .68%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 470 474
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 $ 219 $ 219
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 145 146
AmeriCredit Automobile Receivables Trust 2024-1
4.94%, 02/18/2028 452 453
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 150 150
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 384 385
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 405 406
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
227 228
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(d)
251 252
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(d)
369 370
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(d)
555 552
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 15 15
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 543 543
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 396 396
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(d)
800 798
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 240 241
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 225 224
4.81%, 01/20/2027 650 650
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 272
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 327 328
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 137 137
Porsche Innovative Lease Owner Trust 2024-1
4.84%, 01/20/2027
(d)
615 615
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 981 985
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 217 217
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 32 32
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 132 133
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 211 211
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 430 431
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 375 375
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 500 500
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(d)
57 57
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
229 230
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(d)
475 473

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 $ 16 $ 16
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(d)
615 615
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 12,129
Automobile Manufacturers - 0 .73%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 867
6.13%, 03/08/2034 200 192
Hyundai Capital America
5.25%, 01/08/2027
(d)
290 292
5.30%, 06/24/2029
(d)
125 126
6.50%, 01/16/2029
(d)
80 84
$ 1,561
Automobile Parts & Equipment - 0 .19%
Dana Inc
5.38%, 11/15/2027 270 267
Phinia Inc
6.75%, 04/15/2029
(d)
100 101
Tenneco Inc
8.00%, 11/17/2028
(d)
40 38
$ 406
Banks - 10 .82%
AIB Group PLC
5.87%, 03/28/2035
(d),(f)
400 407
Secured Overnight Financing Rate + 1.91%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 05/20/2031
(d),(f),(g),(h)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Banco Santander SA
5.37%, 07/15/2028
(f)
400 406
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
1.73%, 07/22/2027
(f)
430 415
Secured Overnight Financing Rate + 0.96%
2.68%, 06/19/2041
(f)
680 482
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(f)
105 92
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(f)
50 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.52%, 10/25/2035
(f)
95 93
Secured Overnight Financing Rate + 1.74%
Bank of Montreal
3.80%, 12/15/2032
(f)
395 382
USD Swap Semi-Annual 5 Year + 1.43%
Barclays PLC
2.28%, 11/24/2027
(f)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(f)
600 599
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(f)
300 300
Secured Overnight Financing Rate + 1.34%
5.34%, 09/10/2035
(f)
450 439
Secured Overnight Financing Rate + 1.91%
5.37%, 02/25/2031
(f)
200 202
Secured Overnight Financing Rate + 1.23%
BPCE SA
5.88%, 01/14/2031
(d),(f)
250 256
Secured Overnight Financing Rate + 1.68%
6.29%, 01/14/2036
(d),(f)
250 258
Secured Overnight Financing Rate + 2.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.11%, 04/08/2026
(f)
$ 495 $ 495
Secured Overnight Financing Rate + 2.84%
Citizens Financial Group Inc
5.25%, 03/05/2031
(f)
165 166
Secured Overnight Financing Rate + 1.26%
Danske Bank A/S
4.61%, 10/02/2030
(d),(f)
600 592
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(d),(f)
210 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(f)
245 244
Secured Overnight Financing Rate + 1.70%
5.71%, 02/08/2028
(f)
415 421
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(f)
395 384
Secured Overnight Financing Rate + 1.42%
5.21%, 01/28/2031
(f)
540 547
Secured Overnight Financing Rate + 1.08%
5.54%, 01/28/2036
(f)
250 254
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(f)
155 151
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(f)
170 169
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.29%, 11/19/2030
(f)
310 313
Secured Overnight Financing Rate + 1.29%
5.60%, 05/17/2028
(f)
270 275
Secured Overnight Financing Rate + 1.06%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(f)
380 384
Secured Overnight Financing Rate + 1.28%
5.71%, 02/02/2035
(f)
700 708
Secured Overnight Financing Rate + 1.87%
6.14%, 11/18/2039
(f)
140 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
JPMorgan Chase & Co
4.91%, 07/25/2033
(f)
705 699
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
180 176
Secured Overnight Financing Rate + 1.34%
5.14%, 01/24/2031
(f)
240 244
Secured Overnight Financing Rate + 0.90%
5.34%, 01/23/2035
(f)
95 96
Secured Overnight Financing Rate + 1.62%
6.50%, 04/01/2030
(f),(g)
250 256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KBC Group NV
4.93%, 10/16/2030
(d),(f)
255 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 250 244
KeyCorp
5.12%, 04/04/2031
(f)
460 462
Secured Overnight Financing Rate + 1.23%
6.40%, 03/06/2035
(f)
470 497
Secured Overnight Financing Rate + 2.42%

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
5.38%, 05/26/2030
(f)
$ 485 $ 495
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(f)
2,211 2,156
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(f)
225 187
Secured Overnight Financing Rate + 1.36%
5.17%, 01/16/2030
(f)
100 101
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(f)
180 183
Secured Overnight Financing Rate + 1.11%
5.32%, 07/19/2035
(f)
640 640
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(f)
280 283
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
120 117
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(f)
140 143
Secured Overnight Financing Rate + 1.42%
5.83%, 04/19/2035
(f)
65 67
Secured Overnight Financing Rate + 1.58%
NatWest Markets PLC
4.79%, 03/21/2028
(d)
200 201
5.02%, 03/21/2030
(d)
200 201
PNC Financial Services Group Inc/The
5.22%, 01/29/2031
(f)
120 122
Secured Overnight Financing Rate + 1.07%
5.40%, 07/23/2035
(f)
130 130
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(f)
350 359
Secured Overnight Financing Rate + 1.20%
5.58%, 01/29/2036
(f)
230 234
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(f)
635 650
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(f)
205 227
Secured Overnight Financing Rate + 2.28%
Truist Financial Corp
5.44%, 01/24/2030
(f)
580 592
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(f)
100 108
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.19%, 06/05/2026
(d),(f)
250 249
Secured Overnight Financing Rate + 2.04%
5.43%, 02/08/2030
(d),(f)
400 407
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(d),(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.05%, 02/12/2031
(f)
215 217
Secured Overnight Financing Rate + 1.06%
5.10%, 07/23/2030
(f)
395 400
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(f)
155 156
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(f)
550 562
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
3.07%, 04/30/2041
(f)
130 97
Secured Overnight Financing Rate + 2.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(f)
$ 525 $ 502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 23,129
Biotechnology - 0 .31%
Amgen Inc
4.56%, 06/15/2048 195 164
5.60%, 03/02/2043 300 297
CSL Finance PLC
4.75%, 04/27/2052
(d)
240 209
$ 670
Building Materials - 0 .64%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
525 539
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(d)
35 35
Quikrete Holdings Inc
6.38%, 03/01/2032
(d)
65 65
6.75%, 03/01/2033
(d)
75 75
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
668 648
$ 1,362
Chemicals - 0 .78%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 224
6.50%, 05/15/2026
(d)
150 145
Ecolab Inc
2.70%, 12/15/2051 400 244
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 105
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
210 195
3.47%, 12/01/2050
(d)
50 33
OCP SA
6.75%, 05/02/2034
(d)
200 205
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 254
Vibrantz Technologies Inc
9.00%, 02/15/2030
(d)
313 255
$ 1,660
Commercial Mortgage Backed Securities - 4 .71%
BAHA Trust 2024-MAR
5.57%, 12/10/2041
(d),(i)
500 507
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 250 253
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(i)
1,000 1,037
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 215
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 130
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(d),(i)
900 906
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(d)
500 512
BX Commercial Mortgage Trust 2023-VLT3
6.26%, 11/15/2028
(d)
425 426
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Trust 2025-VLT6
5.76%, 03/15/2042
(d)
1,000 995
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ELM Trust 2024-ELM
5.41%, 06/10/2039
(d),(i)
850 861

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(i),(j),(k)
$ 862 $ —
GS Mortgage Securities Trust 2014-GC26
0.31%, 11/10/2047
(i),(k)
10 —
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 370
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 298
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 465
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.41%, 11/15/2047
(i)
500 427
ORL Trust 2024-GLKS
5.81%, 12/15/2039
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
ROCK Trust 2024-CNTR
6.47%, 11/13/2041
(d)
750 774
SMRT 2022-MINI
5.32%, 01/15/2039
(d)
600 595
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.16%, 11/15/2038
(d)
793 788
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 10,059
Commercial Services - 0 .93%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 111
EquipmentShare.com Inc
8.00%, 03/15/2033
(d)
135 136
8.63%, 05/15/2032
(d)
40 41
9.00%, 05/15/2028
(d)
105 109
Garda World Security Corp
6.00%, 06/01/2029
(d)
350 328
8.38%, 11/15/2032
(d)
170 167
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
62 62
Veritiv Operating Co
10.50%, 11/30/2030
(d)
160 170
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
520 515
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
165 160
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
215 189
$ 1,988
Computers - 0 .90%
Apple Inc
3.95%, 08/08/2052 185 149
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 595 589
5.00%, 10/15/2034 185 180
5.60%, 10/15/2054 215 205
International Business Machines Corp
5.70%, 02/10/2055 140 139
McAfee Corp
7.38%, 02/15/2030
(d)
275 243
NCR Atleos Corp
9.50%, 04/01/2029
(d)
170 184
Seagate HDD Cayman
8.50%, 07/15/2031 5 5
9.63%, 12/01/2032 204 229
$ 1,923
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(d)
$ 80 $ 71
Credit Card Asset Backed Securities - 3 .26%
American Express Credit Account Master Trust
3.75%, 08/15/2027 625 623
4.87%, 05/15/2028 100 101
5.23%, 09/15/2028 1,000 1,012
5.24%, 04/15/2031 1,100 1,137
BA Credit Card Trust
5.00%, 04/15/2028 550 552
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 485 485
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 500 494
5.23%, 12/08/2027 375 377
Discover Card Execution Note Trust
3.56%, 07/15/2027 610 608
4.31%, 03/15/2028 950 949
5.03%, 10/15/2027 630 631
$ 6,969
Diversified Financial Services - 3 .26%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 560 541
3.00%, 10/29/2028 470 442
3.40%, 10/29/2033 150 129
6.95%, 03/10/2055
(f)
345 353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 465 448
Aircastle Ltd
5.95%, 02/15/2029
(d)
355 365
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
205 209
Ally Financial Inc
5.80%, 05/01/2025
(e)
210 210
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 624
Blackstone Holdings Finance Co LLC
2.85%, 08/05/2051
(d)
120 73
Charles Schwab Corp/The
5.85%, 05/19/2034
(f)
75 78
Secured Overnight Financing Rate + 2.50%
Credit Acceptance Corp
6.63%, 03/15/2030
(d)
275 271
9.25%, 12/15/2028
(d)
170 180
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
265 267
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(d)
395 402
ILFC E-Capital Trust II
6.37%, 12/21/2065
(d)
250 210
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(d)
190 179
6.13%, 11/01/2032
(d)
425 418
Macquarie Airfinance Holdings Ltd
6.40%, 03/26/2029
(d)
60 62
Nuveen LLC
5.55%, 01/15/2030
(d)
375 387
OneMain Finance Corp
3.50%, 01/15/2027 315 302
4.00%, 09/15/2030 25 22
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 120 121
7.50%, 05/15/2031 70 71

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Rfna LP
7.88%, 02/15/2030
(d)
$ 60 $ 59
SLM Corp
3.13%, 11/02/2026 450 435
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
105 107
$ 6,972
Electric - 4 .30%
Alabama Power Co
5.10%, 04/02/2035 130 130
Alliant Energy Finance LLC
5.40%, 06/06/2027
(d)
535 541
5.95%, 03/30/2029
(d)
95 98
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(d)
255 240
Avangrid Inc
3.20%, 04/15/2025 490 490
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
235 228
CenterPoint Energy Inc
5.25%, 08/10/2026 350 353
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 61
3.75%, 01/15/2032
(d)
200 171
4.75%, 03/15/2028
(d)
275 267
CMS Energy Corp
6.50%, 06/01/2055
(f)
700 682
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 180 140
DTE Energy Co
5.20%, 04/01/2030 225 228
Duke Energy Carolinas LLC
3.75%, 06/01/2045 150 116
Duke Energy Florida LLC
6.20%, 11/15/2053 85 90
Eversource Energy
5.45%, 03/01/2028 200 204
Exelon Corp
6.50%, 03/15/2055
(f)
130 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Corp
2.25%, 09/01/2030 358 311
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
180 179
Lightning Power LLC
7.25%, 08/15/2032
(d)
225 232
MidAmerican Energy Co
3.15%, 04/15/2050 210 141
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 210
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 175 177
5.75%, 09/01/2025 165 166
6.38%, 08/15/2055
(f)
475 476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(f)
335 339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(d)
115 102
3.88%, 02/15/2032
(d)
150 132
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054 90 88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
4.20%, 06/01/2041 $ 185 $ 147
5.55%, 05/15/2029 195 198
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.00%, 06/30/2050
(d)
250 173
Sempra
6.55%, 04/01/2055
(f)
330 314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern Co/The
5.70%, 03/15/2034 525 542
Southwestern Public Service Co
4.50%, 08/15/2041 80 69
6.00%, 06/01/2054 460 465
Vistra Corp
7.00%, 12/15/2026
(d),(f),(g)
125 127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 109
WEC Energy Group Inc
5.00%, 09/27/2025 100 100
Xcel Energy Inc
5.45%, 08/15/2033 225 226
$ 9,191
Electrical Components & Equipment - 0 .05%
WESCO Distribution Inc
7.25%, 06/15/2028
(d)
113 115
Engineering & Construction - 0 .26%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(d)
200 200
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(d)
94 100
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 255
$ 555
Entertainment - 1 .05%
Caesars Entertainment Inc
4.63%, 10/15/2029
(d)
515 473
6.50%, 02/15/2032
(d)
285 284
CCM Merger Inc
6.38%, 05/01/2026
(d)
410 411
Cinemark USA Inc
5.25%, 07/15/2028
(d),(e)
110 107
7.00%, 08/01/2032
(d)
140 141
Warnermedia Holdings Inc
3.76%, 03/15/2027 460 449
5.05%, 03/15/2042 230 184
5.14%, 03/15/2052 175 127
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
60 62
$ 2,238
Environmental Control - 0 .19%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
225 212
Waste Management Inc
4.95%, 03/15/2035 195 194
$ 406
Food - 1 .74%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
45 41
4.63%, 01/15/2027
(d)
205 202

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
B&G Foods Inc
5.25%, 09/15/2027 $ 55 $ 52
8.00%, 09/15/2028
(d)
120 121
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(d),(i),(l)
42 45
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
310 318
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
145 150
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 408
5.13%, 02/01/2028 735 742
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(d)
125 128
Mars Inc
4.60%, 03/01/2028
(d)
50 50
4.80%, 03/01/2030
(d)
245 246
5.20%, 03/01/2035
(d)
540 543
5.70%, 05/01/2055
(d)
398 398
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 100
5.50%, 12/15/2029
(d)
180 175
$ 3,719
Forest Products & Paper - 0 .08%
Mercer International Inc
5.13%, 02/01/2029 80 68
12.88%, 10/01/2028
(d)
100 106
$ 174
Gas - 0 .45%
Boston Gas Co
5.84%, 01/10/2035
(d)
100 103
NiSource Inc
0.95%, 08/15/2025 400 395
5.25%, 03/30/2028 20 20
6.95%, 11/30/2054
(f)
310 314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 125 123
$ 955
Healthcare - Products - 0 .02%
Medline Borrower LP
3.88%, 04/01/2029
(d)
45 42
Healthcare - Services - 1 .04%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
250 236
Centene Corp
2.63%, 08/01/2031 350 294
3.38%, 02/15/2030 250 226
4.25%, 12/15/2027 120 117
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(d)
190 181
HCA Inc
3.50%, 07/15/2051 195 129
5.25%, 03/01/2030 235 238
5.45%, 04/01/2031 90 91
LifePoint Health Inc
8.38%, 02/15/2032
(d)
70 71
Star Parent Inc
9.00%, 10/01/2030
(d)
275 271
Tenet Healthcare Corp
6.13%, 06/15/2030 45 45
UnitedHealth Group Inc
4.75%, 05/15/2052 235 203
5.75%, 07/15/2064 115 113
$ 2,215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0 .01%
Clue Opco LLC
9.50%, 10/15/2031
(d),(e)
$ 25 $ 25
Home Builders - 0 .04%
Adams Homes Inc
9.25%, 10/15/2028
(d)
85 86
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
2.10%, 03/25/2035 93 51
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 1 .36%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
80 75
Aon North America Inc
5.45%, 03/01/2034 155 158
5.75%, 03/01/2054 270 266
Arch Capital Finance LLC
4.01%, 12/15/2026 125 124
Arthur J Gallagher & Co
2.40%, 11/09/2031
(e)
325 278
4.85%, 12/15/2029 215 217
5.55%, 02/15/2055 45 43
Athene Global Funding
4.86%, 08/27/2026
(d)
245 246
Athene Holding Ltd
6.25%, 04/01/2054 175 175
Corebridge Financial Inc
5.75%, 01/15/2034 90 92
F&G Global Funding
5.88%, 06/10/2027
(d)
220 224
GA Global Funding Trust
4.40%, 09/23/2027
(d)
275 273
Markel Group Inc
6.00%, 05/16/2054 75 76
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 65
MetLife Inc
5.00%, 07/15/2052 50 45
5.30%, 12/15/2034
(e)
55 56
Reinsurance Group of America Inc
5.75%, 09/15/2034 180 183
RGA Global Funding
5.25%, 01/09/2030
(d)
235 239
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(d)
85 69
$ 2,904
Internet - 0 .41%
Alibaba Group Holding Ltd
5.25%, 05/26/2035
(d)
250 251
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(d)
40 40
Meituan
4.63%, 10/02/2029
(d)
300 297
Meta Platforms Inc
4.45%, 08/15/2052 160 136
5.40%, 08/15/2054 165 162
$ 886
Investment Companies - 0 .20%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 270 225
5.25%, 05/15/2027 210 200
$ 425

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0 .18%
NCL Finance Ltd
6.13%, 03/15/2028
(d)
$ 200 $ 200
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
195 194
$ 394
Lodging - 0 .21%
Sands China Ltd
3.80%, 01/08/2026 200 198
Station Casinos LLC
6.63%, 03/15/2032
(d)
60 60
Wynn Macau Ltd
5.63%, 08/26/2028
(d)
200 192
$ 450
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
255 256
Media - 1 .01%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
210 191
5.38%, 06/01/2029
(d)
175 169
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 185 120
4.80%, 03/01/2050 185 139
5.25%, 04/01/2053
(e)
235 190
6.10%, 06/01/2029 195 201
Comcast Corp
2.94%, 11/01/2056 400 235
5.65%, 06/01/2054 55 54
Directv Financing LLC
8.88%, 02/01/2030
(d)
195 186
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
6 6
10.00%, 02/15/2031
(d)
10 10
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 15
DISH Network Corp
11.75%, 11/15/2027
(d)
201 212
iHeartCommunications Inc
4.75%, 01/15/2028
(d)
35 26
McGraw-Hill Education Inc
7.38%, 09/01/2031
(d)
115 116
Paramount Global
4.20%, 05/19/2032 115 103
Sinclair Television Group Inc
8.13%, 02/15/2033
(d)
190 187
$ 2,160
Mining - 0 .53%
Glencore Funding LLC
5.19%, 04/01/2030
(d),(m)
210 211
5.37%, 04/04/2029
(d)
175 178
6.13%, 10/06/2028
(d)
200 208
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
145 143
6.13%, 04/01/2029
(d)
10 10
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 56
New Gold Inc
6.88%, 04/01/2032
(d)
40 40
Taseko Mines Ltd
8.25%, 05/01/2030
(d)
275 281
$ 1,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3 .56%
Fannie Mae REMICS
1.55%, 10/25/2040
(k)
$ 2,133 $ 192
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.55%, 12/25/2049
(k)
2,118 243
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.60%, 08/25/2049
(k)
1,979 220
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.65%, 02/25/2043
(k)
109 11
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.65%, 08/25/2043
(k)
348 35
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.70%, 12/25/2042
(k)
1,349 161
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.70%, 01/25/2048
(k)
506 59
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.75%, 03/25/2048
(k)
678 91
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.75%, 06/25/2048
(k)
726 84
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(k)
20 —
3.00%, 09/25/2050
(k)
782 123
3.50%, 11/25/2027
(k)
13 —
Freddie Mac REMICS
1.59%, 10/15/2046
(k)
897 104
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.70%, 06/25/2050
(k)
732 98
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(k)
13 —
3.00%, 10/15/2027
(k)
12 —
4.91%, 05/15/2049 757 739
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.07%, 05/20/2042
(k)
421 46
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
1.62%, 12/16/2043
(k)
769 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.67%, 11/20/2041
(k)
118 15
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 06/20/2046
(k)
261 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 11/20/2046
(k)
677 81
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.71%, 12/20/2043
(k)
130 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.77%, 10/20/2045
(k)
303 37
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 08/20/2047
(k)
740 99
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.77%, 11/20/2047
(k)
$ 220 $ 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.82%, 06/20/2045
(k)
379 48
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.87%, 08/20/2050
(k)
803 117
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 11/20/2050
(k)
554 82
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 08/20/2051
(k)
542 79
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.91%, 09/20/2050
(k)
660 96
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.22%, 04/20/2041
(k)
464 61
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.22%, 02/20/2042
(k)
74 10
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(k)
947 154
3.00%, 07/20/2050
(k)
209 33
3.00%, 11/20/2050
(k)
473 81
3.00%, 11/20/2050
(k)
742 126
3.00%, 11/20/2050
(k)
951 188
3.50%, 10/20/2049
(k)
334 64
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(i)
646 647
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(i)
592 592
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(i)
585 588
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(d),(i)
586 587
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(i)
608 609
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(i)
859 861
$ 7,613
Office & Business Equipment - 0 .01%
Xerox Holdings Corp
5.50%, 08/15/2028
(d)
35 25
Oil & Gas - 1 .65%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(d)
390 397
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(d)
50 50
Diamondback Energy Inc
5.75%, 04/18/2054 165 155
Ecopetrol SA
8.88%, 01/13/2033 170 175
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(d)
115 110
Matador Resources Co
6.25%, 04/15/2033
(d)
240 234
Occidental Petroleum Corp
5.20%, 08/01/2029 120 120
5.55%, 03/15/2026 330 331
5.88%, 09/01/2025 375 376
6.60%, 03/15/2046 200 202
Permian Resources Operating LLC
8.00%, 04/15/2027
(d)
185 188
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
6.70%, 02/16/2032 $ 287 $ 252
Puma International Financing SA
7.75%, 04/25/2029
(d)
200 202
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(d)
325 321
Transocean Inc
8.25%, 05/15/2029
(d)
190 186
8.50%, 05/15/2031
(d)
235 228
$ 3,527
Oil & Gas Services - 0 .29%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
425 425
Enerflex Ltd
9.00%, 10/15/2027
(d)
190 195
$ 620
Other Asset Backed Securities - 1 .48%
Blue Stream Issuer LLC
5.41%, 11/20/2054
(d)
350 353
CNH Equipment Trust 2025-A
4.54%, 09/15/2032 150 150
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(d)
309 311
Hotwire Funding LLC
2.31%, 11/20/2051
(d)
600 574
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
116 116
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
291 288
Sierra Timeshare 2024-3 Receivables Funding LLC
4.83%, 08/20/2041
(d)
311 312
Verizon Master Trust
4.35%, 08/20/2032
(d)
750 746
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(d)
300 306
$ 3,156
Packaging & Containers - 0 .99%
Amcor Flexibles North America Inc
5.10%, 03/17/2030
(d)
160 161
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 196
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 70
6.75%, 04/15/2032
(d),(m)
175 176
6.88%, 01/15/2030
(d)
15 15
8.75%, 04/15/2030
(d)
150 152
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 79
LABL Inc
5.88%, 11/01/2028
(d)
175 138
9.50%, 11/01/2028
(d)
695 588
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(d)
120 118
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
425 432
$ 2,125
Pharmaceuticals - 1 .24%
1261229 BC Ltd
10.00%, 04/15/2032
(d),(m)
200 199
AbbVie Inc
4.05%, 11/21/2039 350 307
4.25%, 11/21/2049 190 158
5.50%, 03/15/2064 120 118
AdaptHealth LLC
5.13%, 03/01/2030
(d)
255 232
6.13%, 08/01/2028
(d),(e)
255 250

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
$ 255 $ 255
Bayer US Finance LLC
6.25%, 01/21/2029
(d),(e)
200 207
BellRing Brands Inc
7.00%, 03/15/2030
(d)
95 98
Bristol-Myers Squibb Co
4.25%, 10/26/2049 225 184
Eli Lilly & Co
5.50%, 02/12/2055 125 127
Endo Finance Holdings Inc
8.50%, 04/15/2031
(d),(e)
220 229
Jazz Securities DAC
4.38%, 01/15/2029
(d)
295 280
$ 2,644
Pipelines - 2 .17%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
60 59
5.75%, 03/01/2027
(d)
50 50
6.63%, 02/01/2032
(d)
45 46
Cheniere Energy Inc
5.65%, 04/15/2034 75 76
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 383
DT Midstream Inc
4.13%, 06/15/2029
(d)
555 522
5.80%, 12/15/2034
(d)
75 75
Energy Transfer LP
3.75%, 05/15/2030 505 477
5.15%, 03/15/2045 275 241
5.25%, 07/01/2029 180 183
5.55%, 02/15/2028 352 360
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 142
EQM Midstream Partners LP
7.50%, 06/01/2027
(d)
240 245
Harvest Midstream I LP
7.50%, 05/15/2032
(d)
105 108
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
370 348
Kinder Morgan Inc
5.00%, 02/01/2029 250 252
5.40%, 02/01/2034 240 240
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
165 166
ONEOK Inc
4.40%, 10/15/2029 80 78
Venture Global LNG Inc
7.00%, 01/15/2030
(d)
25 25
8.38%, 06/01/2031
(d)
40 41
9.50%, 02/01/2029
(d)
335 359
Williams Cos Inc/The
5.40%, 03/02/2026 165 166
$ 4,642
Private Equity - 0 .09%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
90 87
3.75%, 09/15/2030
(d),(e)
120 107
$ 194
REITs - 1 .05%
American Homes 4 Rent LP
3.38%, 07/15/2051 130 86
4.25%, 02/15/2028 215 213
5.50%, 07/15/2034 155 155
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(d)
210 216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
$ 343 $ 327
7.00%, 07/15/2031
(d)
140 144
Mid-America Apartments LP
2.88%, 09/15/2051
(e)
229 144
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
215 201
7.00%, 02/01/2030
(d)
65 66
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(d)
220 190
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(d)
149 158
VICI Properties LP
4.75%, 04/01/2028
(m)
120 120
XHR LP
4.88%, 06/01/2029
(d)
230 215
6.63%, 05/15/2030
(d)
10 10
$ 2,245
Retail - 0 .57%
Bath & Body Works Inc
5.25%, 02/01/2028 470 464
6.63%, 10/01/2030
(d)
64 65
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(d),(i),(l)
170 180
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
320 295
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(d)
205 211
$ 1,215
Semiconductors - 1 .79%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 28
3.42%, 04/15/2033
(d)
872 776
4.35%, 02/15/2030 165 163
4.55%, 02/15/2032 85 83
5.05%, 07/12/2029 110 112
5.05%, 04/15/2030 505 512
5.15%, 11/15/2031 125 127
Intel Corp
4.75%, 03/25/2050
(e)
210 169
Marvell Technology Inc
2.95%, 04/15/2031 170 152
4.88%, 06/22/2028 215 216
5.95%, 09/15/2033 190 198
Micron Technology Inc
5.30%, 01/15/2031 355 359
5.80%, 01/15/2035 349 357
6.75%, 11/01/2029 195 209
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 300 301
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 60
$ 3,822
Shipbuilding - 0 .17%
Huntington Ingalls Industries Inc
5.35%, 01/15/2030 155 157
5.75%, 01/15/2035
(e)
200 202
$ 359
Software - 0 .94%
Cloud Software Group Inc
9.00%, 09/30/2029
(d)
335 334
Open Text Corp
3.88%, 12/01/2029
(d)
80 73

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.50%, 04/01/2025 $ 140 $ 140
2.80%, 04/01/2027 240 232
3.95%, 03/25/2051 205 151
4.00%, 07/15/2046 95 73
6.15%, 11/09/2029 115 122
Synopsys Inc
5.70%, 04/01/2055 120 119
Take-Two Interactive Software Inc
4.00%, 04/14/2032 145 136
4.95%, 03/28/2028 130 131
5.40%, 06/12/2029 100 102
VMware LLC
1.80%, 08/15/2028 440 401
$ 2,014
Sovereign - 0 .39%
Export-Import Bank of Korea
5.25%, 01/14/2035 200 207
Israel Government International Bond
4.13%, 01/17/2048 200 152
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 214
Philippine Government International Bond
5.90%, 02/04/2050 200 206
Republic of Poland Government International Bond
4.88%, 02/12/2030 45 45
$ 824
Telecommunications - 1 .77%
AT&T Inc
2.55%, 12/01/2033 190 156
3.50%, 09/15/2053 969 661
3.55%, 09/15/2055 360 244
Cisco Systems Inc
5.50%, 02/24/2055 210 211
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(d)
200 182
EchoStar Corp
10.75%, 11/30/2029 30 31
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
100 107
T-Mobile USA Inc
2.40%, 03/15/2029 340 312
2.55%, 02/15/2031 365 322
5.13%, 05/15/2032 200 201
5.88%, 11/15/2055 300 302
Verizon Communications Inc
2.36%, 03/15/2032 445 377
2.55%, 03/21/2031 276 243
2.88%, 11/20/2050 190 118
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 101
Vodafone Group PLC
5.75%, 06/28/2054 135 129
Zayo Group Holdings Inc
4.00%, 03/01/2027
(d),(e)
95 87
$ 3,784
Transportation - 0 .22%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 51
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(j),(n)
121 —
Norfolk Southern Corp
5.35%, 08/01/2054
(e)
295 283
RXO Inc
7.50%, 11/15/2027
(d)
135 139
$ 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .10%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
$ 200 $ 210
TOTAL BONDS $ 143,186
SENIOR FLOATING RATE INTERESTS
- 4 .73%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .17%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(o)
$ 363 $ 361
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .48%
AAdvantage Loyalty IP Ltd Term Loan B
6.54%, 04/20/2028
(o)
68 68
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc Term Loan B
5.25%, 02/22/2031
(o)
391 390
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
3.85%, 02/14/2031
(o)
596 572
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 1,030
Automobile Parts & Equipment - 0 .09%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(o)
205 199
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .26%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.76%, 03/28/2031
(o)
519 509
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
6.57%, 01/31/2032
(o)
50 49
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 558
Chemicals - 0 .14%
Advancion Holdings LLC Term Loan B
8.42%, 11/24/2027
(o)
159 155
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Advancion Holdings LLC Term Loan
12.17%, 11/24/2028
(o)
143 134
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
$ 289
Commercial Services - 0 .34%
Aggreko Holdings Inc Term Loan B
7.29%, 08/16/2029
(o)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp Term Loan B
7.76%, 02/01/2029
(o)
448 446
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Veritiv Operating Co Term Loan B
8.30%, 11/30/2030
(o)
190 188
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 724

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .14%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(o)
$ 338 $ 289
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .02%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
7.79%, PIK 1.50%, 05/30/2027
(l),(o)
39 38
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0 .21%
Fiesta Purchaser Inc Term Loan B
7.57%, 02/12/2031
(o)
443 439
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0 .07%
Medline Borrower LP Term Loan B
7.02%, 10/23/2028
(o)
157 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Healthcare - Services - 0 .24%
LifePoint Health Inc Term Loan B
8.05%, 05/16/2031
(o)
529 512
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .08%
Acrisure LLC Term Loan B6
7.76%, 02/15/2027
(o)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Lodging - 0 .25%
Fertitta Entertainment LLC/NV Term Loan B
8.26%, 01/27/2029
(o)
546 537
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc Term Loan B
0.00%, 04/30/2030
(o),(p)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .42%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(o)
91 86
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
9.80%, 08/02/2029
(o)
487 479
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
0.00%, 02/15/2031
(o),(p)
50 48
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gray Media Inc Term Loan F
9.57%, 05/23/2029
(o)
194 187
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
10.09%, 05/01/2029
(o)
130 105
CME Term Secured Overnight Financing
Rate 3 Month + 5.78%
$ 905
Mining - 0 .28%
Arsenal AIC Parent LLC Term Loan B
7.07%, 08/18/2030
(o)
606 600
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0 .03%
Hilcorp Energy I LP Term Loan B
6.76%, 02/05/2030
(o)
$ 65 $ 65
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Packaging & Containers - 0 .38%
Clydesdale Acquisition Holdings Inc Term Loan B
0.00%, 03/26/2032
(o),(p)
150 149
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc Term Loan B
8.75%, 10/22/2028
(o)
364 301
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
6.99%, 04/15/2027
(o)
364 362
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 812
Pharmaceuticals - 0 .43%
1261229 BC Ltd Term Loan B
0.00%, 09/25/2030
(o),(p)
290 279
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.32%, 04/23/2031
(o)
458 453
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
7.01%, 05/05/2028
(o)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 916
Retail - 0 .31%
IRB Holding Corp Term Loan B
7.26%, 12/15/2027
(o)
660 656
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Software - 0 .17%
Cloud Software Group Inc Term Loan B1
7.99%, 03/30/2029
(o)
364 360
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .22%
CommScope LLC Term Loan
0.00%, 12/17/2029
(o),(p)
55 54
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan B
7.87%, 03/09/2027
(o)
255 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.57%, 03/09/2027
(o)
189 177
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 468
TOTAL SENIOR FLOATING RATE INTERESTS $ 10,103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34 .30%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .77%
3.00%, 11/01/2042 $ 119 $ 107
3.00%, 11/01/2042 21 19
3.00%, 12/01/2046 44 39
3.50%, 10/01/2041 11 10
3.50%, 04/01/2042 41 38
3.50%, 04/01/2042 15 14
3.50%, 10/01/2045 304 282

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 03/01/2048 $ 45 $ 42
4.00%, 02/01/2045 5 5
4.00%, 02/01/2046 87 83
4.00%, 02/01/2046 26 25
4.00%, 06/01/2046 19 18
4.00%, 04/01/2047 92 87
4.00%, 11/01/2047 137 130
4.50%, 10/01/2041 11 11
4.50%, 12/01/2043 261 256
5.00%, 06/01/2031 22 22
5.00%, 10/01/2035 9 9
5.00%, 06/01/2041 367 371
6.00%, 06/01/2032 8 8
6.00%, 10/01/2032 4 4
6.00%, 01/01/2038 20 21
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 1 1
7.00%, 12/01/2031 9 9
7.50%, 03/01/2031 3 3
8.00%, 09/01/2030 19 20
$ 1,643
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .38%
2.00%, 01/01/2051 915 751
2.00%, 02/01/2051 3,220 2,614
2.00%, 11/01/2051 1,016 820
2.00%, 12/01/2051 1,578 1,270
2.00%, 12/01/2051 450 366
2.00%, 05/01/2052 487 394
2.50%, 11/01/2050 305 257
2.50%, 02/01/2051 1,233 1,047
2.50%, 07/01/2051 924 778
2.50%, 11/01/2051 549 465
2.50%, 12/01/2051 1,085 918
2.50%, 04/01/2052 1,312 1,103
3.00%, 03/01/2034 81 77
3.00%, 11/01/2050 347 307
3.00%, 03/01/2052 897 791
3.00%, 04/01/2052 1,132 996
3.00%, 06/01/2052 346 303
3.50%, 04/01/2030 73 72
3.50%, 08/01/2034 89 86
3.50%, 12/01/2040 22 20
3.50%, 12/01/2041 5 5
3.50%, 03/01/2042 12 11
3.50%, 04/01/2042 23 22
3.50%, 11/01/2042 286 267
3.50%, 01/01/2044 103 96
3.50%, 11/01/2044 476 443
3.50%, 05/01/2046 9 9
3.50%, 10/01/2047 582 539
3.50%, 06/01/2051 185 168
4.00%, 09/01/2040 28 27
4.00%, 05/01/2041 60 57
4.00%, 10/01/2041 8 7
4.00%, 10/01/2041 20 19
4.00%, 11/01/2041 14 13
4.00%, 04/01/2042 10 9
4.00%, 02/01/2044 42 40
4.00%, 09/01/2044 7 7
4.00%, 09/01/2045 35 33
4.00%, 12/01/2045 172 163
4.00%, 01/01/2047 14 13
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 05/01/2048 $ 26 $ 25
4.00%, 10/01/2048 112 106
4.00%, 01/01/2049 55 52
4.00%, 03/01/2053 1,173 1,097
4.50%, 08/01/2040 15 14
4.50%, 11/01/2040 259 256
4.50%, 08/01/2041 9 9
4.50%, 09/01/2041 111 109
4.50%, 06/01/2046 9 9
4.50%, 05/01/2047 14 14
4.50%, 05/01/2047 7 7
4.50%, 05/01/2049 61 59
4.50%, 05/01/2053 520 500
4.50%, 08/01/2053 387 371
4.50%, 01/01/2054 399 385
4.50%, 04/01/2055
(q)
1,095 1,047
5.00%, 10/01/2041 57 57
5.00%, 06/01/2048 116 116
5.00%, 07/01/2052 419 416
5.00%, 09/01/2052 447 442
5.00%, 04/01/2053 608 604
5.00%, 06/01/2053 769 761
5.00%, 11/01/2054 645 636
5.00%, 02/01/2055 384 378
5.00%, 04/01/2055
(q)
1,735 1,700
5.50%, 07/01/2033 35 36
5.50%, 08/01/2036 189 193
5.50%, 05/01/2040 7 7
5.50%, 07/01/2053 525 529
5.50%, 11/01/2053 630 636
5.50%, 11/01/2053 635 640
5.50%, 05/01/2054 503 506
5.50%, 04/01/2055
(q)
3,595 3,590
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 50 52
6.00%, 02/01/2037 15 16
6.00%, 02/01/2038 17 18
6.00%, 01/01/2053 1,183 1,223
6.00%, 04/01/2054 481 495
6.00%, 05/01/2054 432 443
6.00%, 06/01/2054 327 336
6.00%, 09/01/2054 337 346
6.00%, 04/01/2055
(q)
1,990 2,021
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 12 13
6.50%, 02/01/2038 15 16
6.50%, 09/01/2038 43 45
6.50%, 05/01/2054 327 341
6.50%, 04/01/2055
(q)
1,065 1,098
$ 37,155
Government National Mortgage Association (GNMA) - 7 .36%
2.00%, 07/20/2051 1,024 838
2.50%, 06/20/2050 370 317
2.50%, 04/20/2051 465 397
2.50%, 09/20/2051 305 260
3.00%, 02/15/2043 128 116
3.00%, 07/20/2044 146 131
3.00%, 01/20/2046 93 83
3.00%, 12/20/2046 404 362
3.00%, 09/20/2051 337 299
3.50%, 04/20/2046 87 80
3.50%, 10/20/2046 91 85
4.00%, 02/15/2042 46 45
4.00%, 06/20/2046 14 13
4.00%, 04/20/2052 402 377
4.50%, 09/15/2039 230 226
4.50%, 11/15/2040 38 37

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 09/20/2052 $ 557 $ 535
5.00%, 10/15/2034 24 25
5.00%, 02/20/2053 1,302 1,283
5.00%, 04/20/2055
(q)
2,845 2,798
5.50%, 12/20/2033 35 35
5.50%, 05/20/2035 4 4
5.50%, 12/20/2048 78 80
5.50%, 04/20/2055
(q)
4,150 4,159
6.00%, 01/20/2029 4 4
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 6 6
6.00%, 12/20/2036 23 24
6.00%, 04/20/2055
(q)
2,900 2,943
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 148 152
8.00%, 12/15/2030 2 2
$ 15,719
U.S. Treasury - 4 .52%
3.00%, 05/15/2045 1,140 894
3.00%, 11/15/2045
(r)
2,750 2,147
4.25%, 12/31/2026 2,000 2,010
4.50%, 11/15/2033 2,000 2,048
4.63%, 02/15/2055 470 473
4.75%, 02/15/2037 1,435 1,505
4.75%, 02/15/2045 579 590
$ 9,667
U.S. Treasury Bill - 4 .27%
4.14%, 08/28/2025
(s)
2,000 1,966
4.18%, 04/22/2025
(s)
475 474
4.18%, 06/24/2025
(s)
6,755 6,689
$ 9,129
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 73,313
Total Investments $ 235,522
Other Assets and Liabilities -  (10.20)% (21,797)
TOTAL NET ASSETS - 100.00% $ 213,725
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,685 or
0.79% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,853 or 28.47% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,624 or 0.76% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $198 or 0.09% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Non-income producing security
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after March 31, 2025, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,471 or 0.69% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 12,737 $ 32,540 $ 38,042 $ 7,235
$ 12,737 $ 32,540 $ 38,042 $ 7,235
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 109 $ — $ — $ —
$ 109 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2025 Long 165 $ 18,351 $ 165
US 10 Year Ultra Note; June 2025 Long 2 228 (1)
US 2 Year Note; June 2025 Long 76 15,745 25
US 5 Year Note; June 2025 Long 98 10,599 115
US Long Bond; June 2025 Long 87 10,204 173

Schedule of Investments
Core Plus Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Ultra Bond; June 2025 Long 41 $ 5,012 $ 63
Total $ 540
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
March 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.44 N/A (5.00)% Quarterly 06/20/2030 $ 5,100 $ (263) $ 2 $ (261)
Total $ (263) $ 2 $ (261)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .74%
International Equity Index Fund
(a)
3,335,392 $ 39,524
MidCap S&P 400 Index Fund
(a)
1,085,805 22,346
SmallCap S&P 600 Index Fund
(a)
955,664 22,344
$ 84,214
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .29%
Bond Market Index Account
(a)
30,684,267 290,580
LargeCap S&P 500 Index Account
(a)
8,194,219 196,661
$ 487,241
TOTAL INVESTMENT COMPANIES $ 571,455
Total Investments $ 571,455
Other Assets and Liabilities -  (0.03)% (146)
TOTAL NET ASSETS - 100.00% $ 571,309
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 315,233 $ 1,975 $ 35,099 $ 290,580
International Equity Index Fund 43,356 15 7,247 39,524
LargeCap S&P 500 Index Account 215,573 9,007 19,173 196,661
MidCap S&P 400 Index Fund 24,252 1,617 2,078 22,346
SmallCap S&P 600 Index Fund 23,979 2,573 2,026 22,344
$ 622,393 $ 15,187 $ 65,623 $ 571,455
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (2,306) $ — $ 10,777
International Equity Index Fund — 1,303 — 2,097
LargeCap S&P 500 Index Account — 9,782 — (18,528)
MidCap S&P 400 Index Fund — — — (1,445)
SmallCap S&P 600 Index Fund — (30) — (2,152)
$ — $ 8,749 $ — $ (9,251)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 11 .59%
iShares Core S&P 500 ETF 46,594 $ 26,182
Money Market Funds - 8 .44%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
19,070,455 19,070
Principal Funds, Inc. Class R-6 - 14 .66%
International Equity Index Fund
(a)
1,314,961 15,582
MidCap S&P 400 Index Fund
(a)
423,168 8,709
SmallCap S&P 600 Index Fund
(a)
376,733 8,808
$ 33,099
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .45%
Bond Market Index Account
(a)
12,098,235 114,570
LargeCap S&P 500 Index Account
(a)
1,384,451 33,227
$ 147,797
TOTAL INVESTMENT COMPANIES $ 226,148
Total Investments $ 226,148
Other Assets and Liabilities -  (0.14)% (312)
TOTAL NET ASSETS - 100.00% $ 225,836
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 119,015 $ 1,014 $ 8,746 $ 114,570
International Equity Index Fund 16,471 41 2,229 15,582
LargeCap S&P 500 Index Account 34,886 1,482 1,638 33,227
MidCap S&P 400 Index Fund 9,156 498 373 8,709
Principal Government Money Market Fund - Class R-6 4.18% 2 31,130 12,062 19,070
SmallCap S&P 600 Index Fund 8,971 1,071 372 8,808
$ 188,501 $ 35,236 $ 25,420 $ 199,966
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (8) $ — $ 3,295
International Equity Index Fund — (18) — 1,317
LargeCap S&P 500 Index Account — 211 — (1,714)
MidCap S&P 400 Index Fund — 4 — (576)
Principal Government Money Market Fund - Class R-6 4.18% 63 — — —
SmallCap S&P 600 Index Fund — 1 — (863)
$ 63 $ 190 $ — $ 1,459
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .73%
International Equity Index Fund
(a)
608,288 $ 7,208
MidCap S&P 400 Index Fund
(a)
198,038 4,076
SmallCap S&P 600 Index Fund
(a)
174,308 4,075
$ 15,359
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .30%
Bond Market Index Account
(a)
5,596,137 52,996
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,160,263 35,968
$ 88,964
TOTAL INVESTMENT COMPANIES $ 104,323
Total Investments $ 104,323
Other Assets and Liabilities -  (0.03)% (27)
TOTAL NET ASSETS - 100.00% $ 104,296
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 56,979 $ 765 $ 6,271 $ 52,996
International Equity Index Fund 7,838 64 1,301 7,208
LargeCap S&P 500 Managed Volatility Index Account 39,029 1,693 3,506 35,968
MidCap S&P 400 Index Fund 4,385 340 388 4,076
SmallCap S&P 600 Index Fund 4,336 509 374 4,075
$ 112,567 $ 3,371 $ 11,840 $ 104,323
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (528) $ — $ 2,051
International Equity Index Fund — 170 — 437
LargeCap S&P 500 Managed Volatility Index Account — 996 — (2,244)
MidCap S&P 400 Index Fund — — — (261)
SmallCap S&P 600 Index Fund — (1) — (395)
$ — $ 637 $ — $ (412)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .76%
International Equity Index Fund
(a)
17,810,925 $ 211,059
MidCap S&P 400 Index Fund
(a)
5,073,044 104,403
SmallCap S&P 600 Index Fund
(a)
4,464,911 104,390
$ 419,852
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .27%
Bond Market Index Account
(a)
80,288,774 760,335
LargeCap S&P 500 Index Account
(a)
39,379,861 945,117
$ 1,705,452
TOTAL INVESTMENT COMPANIES $ 2,125,304
Total Investments $ 2,125,304
Other Assets and Liabilities -  (0.03)% (573)
TOTAL NET ASSETS - 100.00% $ 2,124,731
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 848,673 $ 6,606 $ 117,454 $ 760,335
International Equity Index Fund 238,204 — 45,737 211,059
LargeCap S&P 500 Index Account 1,065,904 34,734 113,491 945,117
MidCap S&P 400 Index Fund 116,588 6,672 12,069 104,403
SmallCap S&P 600 Index Fund 115,272 11,485 12,067 104,390
$ 2,384,641 $ 59,497 $ 300,818 $ 2,125,304
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (7,733) $ — $ 30,243
International Equity Index Fund — 7,053 — 11,539
LargeCap S&P 500 Index Account — 57,995 — (100,025)
MidCap S&P 400 Index Fund — (15) — (6,773)
SmallCap S&P 600 Index Fund — (181) — (10,119)
$ — $ 57,119 $ — $ (75,135)
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Exchange-Traded Funds - 9 .09%
iShares Core S&P 500 ETF 240,982 $ 135,408
Money Market Funds - 11 .02%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
164,121,694 164,122
Principal Funds, Inc. Class R-6 - 19 .67%
International Equity Index Fund
(a)
12,439,676 147,410
MidCap S&P 400 Index Fund
(a)
3,523,173 72,507
SmallCap S&P 600 Index Fund
(a)
3,118,427 72,909
$ 292,826
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .29%
Bond Market Index Account
(a)
56,073,519 531,016
LargeCap S&P 500 Index Account
(a)
15,280,169 366,724
$ 897,740
TOTAL INVESTMENT COMPANIES $ 1,490,096
Total Investments $ 1,490,096
Other Assets and Liabilities -  (0.07)% (1,100)
TOTAL NET ASSETS - 100.00% $ 1,488,996
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 551,294 $ 5,342 $ 40,910 $ 531,016
International Equity Index Fund 155,417 233 20,585 147,410
LargeCap S&P 500 Index Account 384,732 12,408 13,781 366,724
MidCap S&P 400 Index Fund 75,768 3,901 2,393 72,507
Principal Government Money Market Fund - Class R-6 4.18% 2 263,038 98,918 164,122
SmallCap S&P 600 Index Fund 74,920 7,527 2,393 72,909
$ 1,242,133 $ 292,449 $ 178,980 $ 1,354,688
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (43) $ — $ 15,333
International Equity Index Fund — (21) — 12,366
LargeCap S&P 500 Index Account — 596 — (17,231)
MidCap S&P 400 Index Fund — 1 — (4,770)
Principal Government Money Market Fund - Class R-6 4.18% 536 — — —
SmallCap S&P 600 Index Fund — 6 — (7,151)
$ 536 $ 539 $ — $ (1,453)
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .74%
International Equity Index Fund
(a)
1,874,239 $ 22,210
MidCap S&P 400 Index Fund
(a)
533,873 10,987
SmallCap S&P 600 Index Fund
(a)
469,886 10,986
$ 44,183
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .29%
Bond Market Index Account
(a)
8,448,828 80,010
LargeCap S&P 500 Managed Volatility Index
Account
(a)
5,990,462 99,741
$ 179,751
TOTAL INVESTMENT COMPANIES $ 223,934
Total Investments $ 223,934
Other Assets and Liabilities -  (0.03)% (60)
TOTAL NET ASSETS - 100.00% $ 223,874
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 86,573 $ 803 $ 9,715 $ 80,010
International Equity Index Fund 24,299 51 4,055 22,210
LargeCap S&P 500 Managed Volatility Index Account 108,896 3,305 8,925 99,741
MidCap S&P 400 Index Fund 11,893 772 954 10,987
SmallCap S&P 600 Index Fund 11,758 1,261 945 10,986
$ 243,419 $ 6,192 $ 24,594 $ 223,934
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (815) $ — $ 3,164
International Equity Index Fund — 564 — 1,351
LargeCap S&P 500 Managed Volatility Index Account — 2,450 — (5,985)
MidCap S&P 400 Index Fund — (8) — (716)
SmallCap S&P 600 Index Fund — (1) — (1,087)
$ — $ 2,190 $ — $ (3,273)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .77%
International Equity Index Fund
(a)
662,486 $ 7,850
MidCap S&P 400 Index Fund
(a)
283,067 5,826
SmallCap S&P 600 Index Fund
(a)
249,145 5,825
$ 19,501
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .26%
Bond Market Index Account
(a)
13,866,518 131,316
LargeCap S&P 500 Index Account
(a)
2,034,461 48,827
$ 180,143
TOTAL INVESTMENT COMPANIES $ 199,644
Total Investments $ 199,644
Other Assets and Liabilities -  (0.03)% (53)
TOTAL NET ASSETS - 100.00% $ 199,591
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 140,681 $ 1,606 $ 14,788 $ 131,316
International Equity Index Fund 8,504 65 1,386 7,850
LargeCap S&P 500 Index Account 52,851 3,095 4,893 48,827
MidCap S&P 400 Index Fund 6,243 523 559 5,826
SmallCap S&P 600 Index Fund 6,173 758 531 5,825
$ 214,452 $ 6,047 $ 22,157 $ 199,644
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,158) $ — $ 4,975
International Equity Index Fund — 183 — 484
LargeCap S&P 500 Index Account — 1,511 — (3,737)
MidCap S&P 400 Index Fund — (5) — (376)
SmallCap S&P 600 Index Fund — (13) — (562)
$ — $ 518 $ — $ 784
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .57 % Shares Held Value (000's)
Money Market Funds - 0 .57%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
1,489,950 $ 1,490
TOTAL INVESTMENT COMPANIES $ 1,490
COMMON STOCKS - 99 .60 % Shares Held Value (000's)
Aerospace & Defense - 4 .32%
Airbus SE 24,576 $ 4,327
BAE Systems PLC 260,435 5,259
Thales SA 6,064 1,612
$ 11,198
Apparel - 1 .84%
Hermes International SCA 354 931
LVMH Moet Hennessy Louis Vuitton SE 1,517 940
PRADA SpA 128,500 894
Samsonite Group SA
(c)
847,200 2,009
$ 4,774
Automobile Manufacturers - 2 .65%
Daimler Truck Holding AG 70,958 2,875
Toyota Motor Corp 225,500 3,986
$ 6,861
Automobile Parts & Equipment - 0 .70%
Toyota Industries Corp 21,100 1,805
Banks - 14 .54%
AIB Group PLC 466,603 3,014
Banco do Brasil SA 227,500 1,125
Bank Negara Indonesia Persero Tbk PT 3,523,600 894
Bank Rakyat Indonesia Persero Tbk PT 7,036,308 1,701
Credicorp Ltd 5,160 961
DBS Group Holdings Ltd 96,700 3,321
Erste Group Bank AG 44,854 3,103
FinecoBank Banca Fineco SpA 57,827 1,145
Grupo Financiero Banorte SAB de CV 127,859 888
ICICI Bank Ltd ADR 88,857 2,801
Kotak Mahindra Bank Ltd 121,007 3,063
National Bank of Greece SA 280,453 2,883
NatWest Group PLC 347,702 2,053
Nordea Bank Abp 101,088 1,289
Piraeus Financial Holdings SA 213,534 1,173
PT Bank Central Asia Tbk 1,598,000 816
Societe Generale SA 61,139 2,758
Swedbank AB 43,157 983
UniCredit SpA 66,686 3,743
$ 37,714
Beverages - 0 .72%
Arca Continental SAB de CV 69,900 731
Kweichow Moutai Co Ltd 5,298 1,139
$ 1,870
Biotechnology - 0 .59%
Argenx SE
(d)
1,833 1,082
Zai Lab Ltd ADR
(d)
12,762 461
$ 1,543
Building Materials - 1 .66%
CRH PLC 49,221 4,314
Chemicals - 0 .29%
Shin-Etsu Chemical Co Ltd 26,500 756
Coal - 1 .18%
Teck Resources Ltd 84,100 3,063
Commercial Services - 1 .01%
Localiza Rent a Car SA 208,634 1,229
TOPPAN Holdings Inc 50,700 1,386
$ 2,615
Computers - 1 .42%
Fujitsu Ltd 184,500 3,672
Cosmetics & Personal Care - 3 .35%
Haleon PLC 343,510 1,735
L'Oreal SA 5,135 1,909
Unilever PLC 84,604 5,048
$ 8,692
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .28%
Rexel SA 26,742 $ 721
Diversified Financial Services - 0 .38%
Brookfield Asset Management Ltd 20,267 981
Electric - 1 .16%
Iberdrola SA 186,212 3,007
Electrical Components & Equipment - 0 .86%
Schneider Electric SE 9,668 2,232
Electronics - 0 .94%
Halma PLC 22,680 761
Hoya Corp 14,796 1,670
$ 2,431
Engineering & Construction - 1 .49%
Kajima Corp 72,700 1,487
Obayashi Corp 97,200 1,296
Technip Energies NV 32,939 1,075
$ 3,858
Entertainment - 1 .45%
Entain PLC 181,639 1,372
Universal Music Group NV 86,144 2,379
$ 3,751
Food - 0 .59%
Danone SA 20,084 1,536
Food Service - 0 .55%
Compass Group PLC 43,051 1,424
Healthcare - Products - 1 .45%
Alcon AG 12,303 1,167
Smith & Nephew PLC 184,111 2,589
$ 3,756
Healthcare - Services - 0 .39%
ICON PLC
(d)
5,810 1,017
Home Builders - 0 .46%
Taylor Wimpey PLC 842,029 1,183
Home Furnishings - 0 .29%
Howden Joinery Group PLC 79,611 744
Insurance - 9 .21%
AIA Group Ltd 917,800 6,948
ASR Nederland NV 23,336 1,342
AXA SA 91,790 3,922
Fairfax Financial Holdings Ltd 1,700 2,457
Hannover Rueck SE 11,301 3,368
MS&AD Insurance Group Holdings Inc 43,400 944
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,697 1,072
Sompo Holdings Inc 104,400 3,179
Tryg A/S 28,015 666
$ 23,898
Internet - 6 .37%
JD.com Inc 243,500 5,009
MercadoLibre Inc
(d)
720 1,405
Tencent Holdings Ltd 158,100 10,102
$ 16,516
Investment Companies - 0 .10%
EXOR NV 2,958 269
Machinery - Construction & Mining - 2 .00%
Komatsu Ltd 32,300 946
Mitsubishi Electric Corp 138,900 2,562
Weir Group PLC/The 55,890 1,688
$ 5,196
Machinery - Diversified - 1 .82%
Atlas Copco AB - A Shares 162,067 2,589
Keyence Corp 5,400 2,123
$ 4,712
Media - 0 .77%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
22,207 1,999

Schedule of Investments
Diversified International Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .53%
Sandfire Resources Ltd
(d)
212,338 $ 1,387
Oil & Gas - 4 .09%
Canadian Natural Resources Ltd 45,100 1,388
Shell PLC 87,269 3,177
Suncor Energy Inc 118,000 4,569
Tourmaline Oil Corp 30,700 1,480
$ 10,614
Oil & Gas Services - 0 .37%
Schlumberger NV 23,251 972
Pharmaceuticals - 8 .52%
AstraZeneca PLC 49,988 7,341
Merck KGaA 5,952 819
Novo Nordisk A/S 44,535 3,045
Roche Holding AG 9,992 3,289
Sanofi SA 68,797 7,617
$ 22,111
Private Equity - 2 .43%
3i Group PLC 77,285 3,634
Brookfield Corp 39,369 2,060
Intermediate Capital Group PLC 24,346 620
$ 6,314
Retail - 4 .00%
Dollarama Inc 23,500 2,513
Industria de Diseno Textil SA 25,865 1,288
MatsukiyoCocokara & Co 47,800 748
Wal-Mart de Mexico SAB de CV 516,622 1,428
Yum China Holdings Inc 84,314 4,389
$ 10,366
Semiconductors - 7 .87%
ASML Holding NV 7,649 5,062
Renesas Electronics Corp 129,000 1,730
Samsung Electronics Co Ltd 129,634 5,140
Taiwan Semiconductor Manufacturing Co Ltd 301,140 8,481
$ 20,413
Software - 0 .99%
Dassault Systemes SE 26,905 1,024
Nemetschek SE 8,729 1,018
Sage Group PLC/The 33,949 533
$ 2,575
Telecommunications - 3 .52%
Deutsche Telekom AG 247,330 9,131
Toys, Games & Hobbies - 1 .80%
Nintendo Co Ltd 68,700 4,670
Transportation - 0 .65%
Canadian Pacific Kansas City Ltd 24,000 1,684
TOTAL COMMON STOCKS $ 258,345
Total Investments $ 259,835
Other Assets and Liabilities -  (0.17)% (432)
TOTAL NET ASSETS - 100.00% $ 259,403
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,009 or 0.77% of net assets.
(d) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 2,079 $ 11,263 $ 11,852 $ 1,490
$ 2,079 $ 11,263 $ 11,852 $ 1,490
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .35 % Shares Held Value (000's)
Money Market Funds - 1 .35%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
8,976,922 $ 8,977
TOTAL INVESTMENT COMPANIES $ 8,977
COMMON STOCKS - 98 .61 % Shares Held Value (000's)
Advertising - 1 .13%
Omnicom Group Inc 90,239 $ 7,482
Automobile Manufacturers - 4 .41%
Cummins Inc 45,829 14,364
PACCAR Inc 152,929 14,891
$ 29,255
Banks - 11 .65%
Bank of America Corp 366,872 15,310
Citigroup Inc 111,914 7,945
JPMorgan Chase & Co 78,012 19,136
Morgan Stanley 163,241 19,045
PNC Financial Services Group Inc/The 90,449 15,898
$ 77,334
Beverages - 1 .94%
Coca-Cola Co/The 180,328 12,915
Biotechnology - 1 .91%
Corteva Inc 201,197 12,661
Building Materials - 3 .40%
Carrier Global Corp 119,043 7,547
Trane Technologies PLC 44,635 15,039
$ 22,586
Chemicals - 1 .10%
Air Products and Chemicals Inc 24,851 7,329
Computers - 1 .90%
Apple Inc 56,875 12,634
Cosmetics & Personal Care - 1 .98%
Procter & Gamble Co/The 77,279 13,170
Diversified Financial Services - 3 .12%
Blackrock Inc 16,036 15,178
Nasdaq Inc 73,456 5,572
$ 20,750
Electric - 4 .87%
NextEra Energy Inc 165,094 11,704
Sempra 68,334 4,876
WEC Energy Group Inc 67,963 7,407
Xcel Energy Inc 117,493 8,317
$ 32,304
Food - 0 .92%
Hershey Co/The 35,576 6,085
Healthcare - Products - 3 .99%
Abbott Laboratories 118,339 15,698
STERIS PLC 47,569 10,781
$ 26,479
Healthcare - Services - 4 .40%
HCA Healthcare Inc 36,318 12,550
UnitedHealth Group Inc 31,767 16,638
$ 29,188
Home Builders - 1 .81%
DR Horton Inc 94,339 11,993
Insurance - 4 .48%
Chubb Ltd 63,423 19,153
Fidelity National Financial Inc 163,107 10,615
$ 29,768
Iron & Steel - 1 .40%
Reliance Inc 32,316 9,331
Lodging - 2 .02%
Hilton Worldwide Holdings Inc 58,919 13,407
Machinery - Diversified - 2 .40%
Deere & Co 33,920 15,921
Media - 1 .02%
Comcast Corp - Class A 183,683 6,778
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 2 .43%
Parker-Hannifin Corp 26,581 $ 16,157
Oil & Gas - 4 .60%
Chevron Corp 36,224 6,060
EOG Resources Inc 98,319 12,608
Marathon Petroleum Corp 81,412 11,861
$ 30,529
Oil & Gas Services - 0 .44%
Halliburton Co 114,708 2,910
Pharmaceuticals - 6 .76%
AstraZeneca PLC ADR 83,218 6,117
Eli Lilly & Co 7,335 6,058
Merck & Co Inc 138,107 12,397
Novartis AG ADR 125,747 14,018
Roche Holding AG ADR 153,737 6,326
$ 44,916
Pipelines - 2 .14%
Enterprise Products Partners LP 416,119 14,206
Private Equity - 2 .75%
KKR & Co Inc 157,848 18,249
REITs - 4 .19%
Alexandria Real Estate Equities Inc 98,102 9,075
Equity LifeStyle Properties Inc 128,181 8,550
Prologis Inc 52,124 5,827
Realty Income Corp 75,370 4,372
$ 27,824
Retail - 4 .39%
Costco Wholesale Corp 19,901 18,822
Starbucks Corp 105,188 10,318
$ 29,140
Semiconductors - 3 .19%
Broadcom Inc 36,991 6,193
Monolithic Power Systems Inc 7,435 4,312
Taiwan Semiconductor Manufacturing Co Ltd ADR 64,305 10,675
$ 21,180
Software - 4 .07%
Fidelity National Information Services Inc 46,420 3,466
Microsoft Corp 26,642 10,001
Salesforce Inc 23,296 6,252
SAP SE ADR 27,208 7,304
$ 27,023
Telecommunications - 2 .47%
T-Mobile US Inc 61,420 16,381
Transportation - 1 .33%
Expeditors International of Washington Inc 73,426 8,830
TOTAL COMMON STOCKS $ 654,715
Total Investments $ 663,692
Other Assets and Liabilities -  0.04% 241
TOTAL NET ASSETS - 100.00% $ 663,933
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Equity Income Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 11,384 $ 60,827 $ 63,234 $ 8,977
$ 11,384 $ 60,827 $ 63,234 $ 8,977
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 107 $ — $ — $ —
$ 107 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .83 % Shares Held Value (000's)
Money Market Funds - 1 .83%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
179,210 $ 179
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
1,042,886 1,043
$ 1,222
TOTAL INVESTMENT COMPANIES $ 1,222
COMMON STOCKS - 97 .78 % Shares Held Value (000's)
Aerospace & Defense - 1 .15%
Korea Aerospace Industries Ltd 8,417 $ 432
LIG Nex1 Co Ltd 1,973 336
$ 768
Automobile Manufacturers - 1 .14%
BYD Co Ltd 10,000 506
Kia Corp 4,076 258
$ 764
Automobile Parts & Equipment - 1 .11%
Fuyao Glass Industry Group Co Ltd
(d)
12,000 86
Hyundai Mobis Co Ltd 2,868 510
Weichai Power Co Ltd 69,000 145
$ 741
Banks - 15 .92%
Banco do Brasil SA 68,900 341
Bank Negara Indonesia Persero Tbk PT 1,687,200 428
Bank Polska Kasa Opieki SA 20,630 943
Bank Rakyat Indonesia Persero Tbk PT 2,507,776 606
Grupo Financiero Banorte SAB de CV 24,600 171
HDFC Bank Ltd 54,434 1,160
ICICI Bank Ltd 85,180 1,339
Kotak Mahindra Bank Ltd 56,079 1,420
National Bank of Greece SA 135,443 1,392
Piraeus Financial Holdings SA 151,448 832
PT Bank Central Asia Tbk 1,074,600 549
Saudi National Bank/The 103,221 983
Vietnam Technological & Commercial Joint Stock
Bank
426,900 462
$ 10,626
Beverages - 1 .52%
Arca Continental SAB de CV 23,800 249
Ichitan Group PCL 637,900 213
Varun Beverages Ltd 87,694 552
$ 1,014
Biotechnology - 0 .77%
Zai Lab Ltd ADR
(e)
14,145 511
Building Materials - 2 .34%
Cemex SAB de CV 1,857,814 1,043
Voltas Ltd 30,322 516
$ 1,559
Chemicals - 0 .27%
Orbia Advance Corp SAB de CV 241,200 183
Commercial Services - 1 .48%
GPS Participacoes e Empreendimentos SA
(d)
72,630 167
Humansoft Holding Co KSC 13,552 115
JSW Infrastructure Ltd 189,394 704
$ 986
Computers - 1 .71%
Elm Co 549 142
Globant SA
(e)
3,065 361
Quanta Computer Inc 58,000 403
WNS Holdings Ltd
(e)
3,836 236
$ 1,142
Distribution & Wholesale - 0 .10%
AKR Corporindo Tbk PT 995,100 66
Diversified Financial Services - 3 .42%
Bajaj Finance Ltd 5,078 529
Banco BTG Pactual SA 40,812 242
Fubon Financial Holding Co Ltd 190,617 496
Intercorp Financial Services Inc 9,789 325
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
KB Financial Group Inc 12,772 $ 692
$ 2,284
Electric - 1 .34%
Adani Energy Solutions Ltd
(e)
81,051 819
Emirates Central Cooling Systems Corp 172,406 76
$ 895
Electrical Components & Equipment - 1 .79%
Delta Electronics Inc 108,000 1,194
Electronics - 1 .37%
Avalon Technologies Ltd
(d),(e)
15,654 137
E Ink Holdings Inc 61,000 497
Voltronic Power Technology Corp 6,000 281
$ 915
Engineering & Construction - 1 .29%
Cury Construtora e Incorporadora SA 98,700 422
L&T Technology Services Ltd
(d)
4,247 222
Samsung E&A Co Ltd 15,977 216
$ 860
Food - 2 .85%
Bid Corp Ltd 14,866 357
Indofood Sukses Makmur Tbk PT 498,600 214
LT Foods Ltd 57,806 256
Nestle India Ltd 8,184 215
SM Investments Corp 5,155 71
WH Group Ltd
(d)
858,500 788
$ 1,901
Forest Products & Paper - 1 .51%
Suzano SA 108,300 1,008
Gas - 0 .33%
ENN Natural Gas Co Ltd 81,893 221
Healthcare - Products - 0 .22%
Pegavision Corp 8,000 87
Universal Vision Biotechnology Co Ltd 10,000 60
$ 147
Healthcare - Services - 0 .50%
Bangkok Dusit Medical Services PCL 305,000 196
Hygeia Healthcare Holdings Co Ltd
(d),(e),(f)
81,400 141
$ 337
Home Furnishings - 0 .88%
Anker Innovations Technology Co Ltd 41,296 587
Insurance - 3 .92%
AIA Group Ltd 161,400 1,222
China Pacific Insurance Group Co Ltd 302,400 953
Max Financial Services Ltd
(e)
23,519 314
PICC Property & Casualty Co Ltd 68,000 126
$ 2,615
Internet - 17 .42%
Alibaba Group Holding Ltd 147,092 2,434
Grab Holdings Ltd
(e)
119,995 543
JD.com Inc 69,550 1,431
Meituan
(d),(e)
46,420 934
MercadoLibre Inc
(e)
507 989
Tencent Holdings Ltd 75,000 4,792
Tencent Music Entertainment Group ADR 7,751 112
Trip.com Group Ltd ADR 6,113 389
$ 11,624
Iron & Steel - 0 .10%
Severstal PAO
(e)
9,865 —
Ternium SA ADR 2,090 65
$ 65
Leisure Products & Services - 1 .23%
Bajaj Auto Ltd 6,223 571
Yadea Group Holdings Ltd
(d)
128,000 250
$ 821
Lodging - 0 .94%
Atour Lifestyle Holdings Ltd ADR 22,091 626

Schedule of Investments
Global Emerging Markets Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0 .58%
WEG SA 48,600 $ 386
Metal Fabrication & Hardware - 0 .17%
APL Apollo Tubes Ltd 6,268 112
Mining - 2 .29%
Aluminum Corp of China Ltd 144,000 90
Anglogold Ashanti Plc 11,595 435
Capstone Copper Corp
(e)
53,700 277
Impala Platinum Holdings Ltd
(e)
53,496 368
Ivanhoe Mines Ltd
(e)
26,200 223
Polyus PJSC
(e)
108 —
Shandong Gold Mining Co Ltd
(d)
56,000 134
$ 1,527
Miscellaneous Manufacturers - 0 .75%
Escorts Kubota Ltd 9,503 360
Zhuzhou CRRC Times Electric Co Ltd 33,600 140
$ 500
Oil & Gas - 1 .13%
ADNOC Drilling Co PJSC 133,824 187
Geopark Ltd
(f)
8,693 70
HD Hyundai Co Ltd 5,387 266
PRIO SA/Brazil
(e)
12,800 90
Saudi Arabian Oil Co
(d)
19,800 141
$ 754
Pharmaceuticals - 1 .56%
Caplin Point Laboratories Ltd 14,728 343
Hansoh Pharmaceutical Group Co Ltd
(d)
158,000 497
Richter Gedeon Nyrt 3,919 108
Simcere Pharmaceutical Group Ltd
(d)
91,000 93
$ 1,041
Pipelines - 0 .43%
Gaztransport Et Technigaz SA 1,904 289
Real Estate - 0 .69%
China Overseas Land & Investment Ltd 22,500 40
China Resources Land Ltd 87,500 290
Sun Hung Kai Properties Ltd 13,500 129
$ 459
Retail - 1 .34%
El Puerto de Liverpool SAB de CV 17,711 83
Jumbo SA 6,026 165
Wal-Mart de Mexico SAB de CV 113,400 314
Yum China Holdings Inc 6,350 332
$ 894
Semiconductors - 17 .59%
Alchip Technologies Ltd 3,000 253
ASE Technology Holding Co Ltd 49,000 215
ASML Holding NV - NY Reg Shares 247 164
ASPEED Technology Inc 2,000 185
MediaTek Inc 23,000 991
Samsung Electronics Co Ltd 47,468 1,882
SK Hynix Inc 6,279 837
Taiwan Semiconductor Manufacturing Co Ltd 256,164 7,215
$ 11,742
Software - 0 .91%
NetEase Inc 29,500 606
Telecommunications - 2 .75%
Accton Technology Corp 28,000 496
Xiaomi Corp
(d),(e)
211,400 1,338
$ 1,834
Textiles - 0 .18%
SLC Agricola SA 37,556 123
Transportation - 0 .40%
Blue Dart Express Ltd 836 60
JD Logistics Inc
(d),(e)
127,400 206
$ 266
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .39%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
14,600 $ 261
TOTAL COMMON STOCKS $ 65,254
PREFERRED STOCKS - 1 .26 % Shares Held Value (000's)
Automobile Manufacturers - 0 .52%
Hyundai Motor Co 12,100.00% 3,440 $ 349
Oil & Gas - 0 .74%
Petroleo Brasileiro SA 1.42% 75,100 490
TOTAL PREFERRED STOCKS $ 839
Total Investments $ 67,315
Other Assets and Liabilities -  (0.87)% (578)
TOTAL NET ASSETS - 100.00% $ 66,737
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $179 or
0.27% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,134 or 7.69% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $171 or 0.26% of net assets.

Schedule of Investments
Global Emerging Markets Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 854 $ 4,689 $ 4,500 $ 1,043
$ 854 $ 4,689 $ 4,500 $ 1,043
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .70 % Shares Held Value (000's)
Money Market Funds - 0 .70%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
780,893 $ 781
TOTAL INVESTMENT COMPANIES $ 781
BONDS - 30 .14%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 10 .15%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 29 $ 29
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 242 243
AmeriCredit Automobile Receivables Trust 2024-1
4.94%, 02/18/2028 890 891
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 302 303
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 802 804
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
462 463
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 767 769
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
366 367
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 24 24
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 397 397
GM Financial Automobile Leasing Trust 2024-3
4.81%, 01/20/2027 1,145 1,145
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 663 665
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 7 7
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 54 54
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 223 223
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 375 376
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 430 431
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 735 735
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 965 965
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
611 613
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
92 92
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
397 398
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 157 158
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
1,215 1,215
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 11,367
Credit Card Asset Backed Securities - 6 .85%
American Express Credit Account Master Trust
3.39%, 05/15/2027 1,075 1,073
3.75%, 08/15/2027 900 897
BA Credit Card Trust
5.00%, 04/15/2028 1,050 1,053
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 960 959
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Capital One Multi-Asset Execution Trust
3.49%, 05/15/2027 $ 1,142 $ 1,141
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 750 753
Discover Card Execution Note Trust
4.31%, 03/15/2028 540 540
5.03%, 10/15/2027 1,250 1,253
$ 7,669
Mortgage Backed Securities - 12 .44%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
84 76
Fannie Mae Grantor Trust 2005-T1
4.78%, 05/25/2035 94 90
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
467 63
Fannie Mae REMICS
1.55%, 10/25/2049
(e)
1,956 244
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.55%, 05/25/2050
(e)
2,164 264
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.60%, 08/25/2049
(e)
3,067 341
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 09/25/2049
(e)
882 111
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 11/25/2049
(e)
1,473 170
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.62%, 06/25/2050
(e)
1,294 161
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.70%, 09/25/2047
(e)
2,774 339
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.23%, 06/25/2045
(e)
862 53
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.25%, 12/25/2042
(e)
1,062 147
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
150 3
3.00%, 04/25/2042 59 58
3.00%, 05/25/2048 68 60
3.00%, 01/25/2051
(e)
1,629 268
7.00%, 04/25/2032 32 33
Freddie Mac REMICS
1.50%, 04/15/2028 126 122
1.60%, 09/25/2049
(e)
2,657 310
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 10/25/2049
(e)
2,274 249
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 11/25/2049
(e)
938 105
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.93%, 05/15/2038
(e)
710 33
1.00 x 12 Month Treasury Average Index +
0.00%
3.00%, 04/15/2046 84 78

Schedule of Investments
Government & High Quality Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
1.67%, 06/20/2046
(e)
$ 261 $ 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 08/20/2047
(e)
1,748 216
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.71%, 12/20/2043
(e)
586 65
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.77%, 10/20/2045
(e)
708 85
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 11/20/2047
(e)
520 69
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.87%, 08/20/2050
(e)
1,873 273
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 11/20/2050
(e)
1,141 168
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 07/20/2051
(e)
1,251 176
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 08/20/2051
(e)
1,495 218
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.91%, 09/20/2050
(e)
1,182 172
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
935 149
3.00%, 11/20/2050
(e)
1,677 286
3.00%, 11/20/2050
(e)
2,634 449
3.00%, 12/20/2050
(e)
1,067 176
3.50%, 10/20/2049
(e)
1,550 296
4.00%, 02/20/2044
(e)
423 19
4.00%, 04/20/2044
(e)
339 20
4.00%, 01/20/2046
(e)
173 8
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
1,462 1,469
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
102 92
JP Morgan Mortgage Trust 2017-3
3.78%, 08/25/2047
(c),(d)
427 396
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
1,117 1,118
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
646 647
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
644 639
New Residential Mortgage Loan Trust 2015-2
5.31%, 08/25/2055
(c),(d)
511 508
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
79 77
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
340 318
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(d)
1,041 1,042
Sequoia Mortgage Trust 2024-1
5.99%, 01/25/2054
(c),(d)
632 632
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
735 736
$ 13,929
Other Asset Backed Securities - 0 .70%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
185 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
4.89%, 04/13/2028 $ 600 $ 600
$ 785
TOTAL BONDS $ 33,750
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 92 .59%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .64%
3.00%, 03/01/2037 $ 120 $ 112
3.00%, 05/01/2043 285 257
3.00%, 10/01/2046 345 310
3.50%, 02/01/2032 266 260
3.50%, 07/01/2042 727 679
3.50%, 02/01/2044 270 252
4.00%, 07/01/2042 342 329
4.00%, 01/01/2043 325 312
4.00%, 06/01/2043 348 333
4.00%, 10/01/2045 434 416
4.50%, 11/01/2043 296 290
5.00%, 10/01/2025 3 3
5.00%, 02/01/2033 35 35
5.00%, 06/01/2033 62 63
5.00%, 01/01/2034 130 131
5.00%, 07/01/2035 6 7
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 31 32
5.00%, 10/01/2035 11 11
5.50%, 03/01/2033 31 31
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 05/01/2031 3 3
6.00%, 12/01/2031 3 3
6.00%, 11/01/2033 16 16
6.00%, 09/01/2034 14 15
6.00%, 02/01/2035 8 8
6.00%, 10/01/2036 16 16
6.00%, 03/01/2037 18 19
6.00%, 01/01/2038 28 29
6.00%, 04/01/2038 7 7
6.50%, 01/01/2028 1 —
6.50%, 10/01/2028 3 3
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 1 1
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 12 12
6.50%, 08/01/2031 2 2
6.50%, 10/01/2031 5 5
6.50%, 10/01/2031 2 2
6.50%, 12/01/2031 4 4
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 9 10
7.00%, 01/01/2028 3 3
7.00%, 04/01/2028 3 3
7.00%, 10/01/2031 3 3
7.00%, 10/01/2031 2 2
7.00%, 04/01/2032 15 15
7.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
7.50%, 10/01/2030 2 2
7.50%, 02/01/2031 2 2
8.00%, 10/01/2030 3 3
8.50%, 07/01/2029 8 9
$ 4,082

Schedule of Investments
Government & High Quality Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0 .12%
5.50%, 05/01/2033 $ 6 $ 6
6.00%, 05/01/2037 92 94
6.30%, 12/01/2033 16 16
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 11/01/2032 5 5
6.52%, 12/01/2032 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
7.00%, 08/01/2028 3 3
7.00%, 12/01/2028 3 3
$ 132
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 57 .84%
2.00%, 10/01/2050 705 568
2.00%, 11/01/2051 1,229 981
2.00%, 11/01/2051 1,576 1,272
2.00%, 12/01/2051 2,424 1,960
2.00%, 12/01/2051 2,420 1,944
2.00%, 01/01/2052 1,968 1,593
2.00%, 01/01/2052 1,650 1,328
2.00%, 03/01/2052 1,657 1,324
2.50%, 02/01/2051 2,291 1,946
2.50%, 07/01/2051 2,985 2,515
2.50%, 12/01/2051 1,991 1,699
2.50%, 04/01/2052 4,272 3,638
3.00%, 08/01/2031 360 349
3.00%, 12/01/2034 313 300
3.00%, 10/01/2036 229 214
3.00%, 10/01/2042 629 566
3.00%, 10/01/2046 432 384
3.00%, 11/01/2046 824 730
3.00%, 01/01/2050 819 720
3.00%, 07/01/2050 771 676
3.00%, 08/01/2050 591 519
3.00%, 09/01/2050 968 851
3.00%, 06/01/2052 1,669 1,462
3.50%, 08/01/2031 203 199
3.50%, 06/01/2039 164 156
3.50%, 11/01/2042 471 439
3.50%, 02/01/2043 216 201
3.50%, 03/01/2045 224 208
3.50%, 09/01/2045 332 307
3.50%, 11/01/2048 915 850
3.50%, 08/01/2050 809 743
3.50%, 06/01/2052 872 791
4.00%, 01/01/2034 150 148
4.00%, 10/01/2037 219 214
4.00%, 02/01/2041 469 449
4.00%, 02/01/2042 306 294
4.00%, 10/01/2043 105 101
4.00%, 08/01/2044 213 205
4.00%, 10/01/2044 625 597
4.00%, 11/01/2044 211 202
4.00%, 08/01/2045 303 290
4.00%, 08/01/2046 535 508
4.00%, 07/01/2047 432 412
4.00%, 07/01/2052 359 335
4.50%, 08/01/2039 575 568
4.50%, 10/01/2043 360 351
4.50%, 09/01/2045 246 241
4.50%, 10/01/2045 355 348
4.50%, 11/01/2045 578 566
4.50%, 08/01/2052 830 798
4.50%, 01/01/2054 799 770
5.00%, 05/01/2033 348 350
5.00%, 04/01/2035 37 37
5.00%, 04/01/2035 37 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2035 $ 2 $ 2
5.00%, 02/01/2038 151 152
5.00%, 02/01/2040 462 471
5.00%, 07/01/2041 334 337
5.00%, 09/01/2052 773 764
5.00%, 04/01/2053 1,739 1,725
5.00%, 11/01/2054 953 939
5.00%, 02/01/2055 499 492
5.00%, 04/01/2055
(f)
2,915 2,857
5.50%, 06/01/2033 19 19
5.50%, 03/01/2038 37 37
5.50%, 07/01/2053 928 935
5.50%, 11/01/2053 900 908
5.50%, 11/01/2053 1,089 1,097
5.50%, 05/01/2054 838 843
5.50%, 10/01/2054 1,297 1,307
5.50%, 04/01/2055
(f)
3,335 3,331
6.00%, 11/01/2028 6 6
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 16 16
6.00%, 07/01/2037 43 45
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 1 1
6.00%, 03/01/2038 28 29
6.00%, 04/01/2054 843 868
6.00%, 05/01/2054 854 877
6.00%, 06/01/2054 607 624
6.00%, 09/01/2054 594 610
6.00%, 04/01/2055
(f)
3,490 3,545
6.50%, 03/01/2029 2 2
6.50%, 06/01/2031 6 6
6.50%, 08/01/2032 3 3
6.50%, 02/01/2033 4 4
6.50%, 12/01/2036 8 8
6.50%, 07/01/2037 9 10
6.50%, 02/01/2038 12 12
6.50%, 05/01/2054 633 659
6.50%, 04/01/2055
(f)
1,900 1,959
7.00%, 10/01/2029 2 2
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 4 4
$ 64,766
Government National Mortgage Association (GNMA) - 24 .57%
2.00%, 01/20/2051 1,324 1,084
2.00%, 02/20/2051 962 787
2.50%, 06/20/2050 2,249 1,927
3.00%, 02/15/2043 614 558
3.00%, 05/15/2043 729 662
3.00%, 02/20/2047 353 317
3.50%, 01/15/2043 449 423
3.50%, 05/15/2043 467 438
3.50%, 06/20/2043 284 262
3.50%, 06/20/2046 37 34
3.50%, 02/20/2047 376 349
4.00%, 08/15/2041 263 252
4.00%, 07/20/2047 271 263
4.00%, 04/20/2052 756 709
4.50%, 07/15/2040 142 139
4.50%, 08/20/2048 866 842
4.50%, 05/20/2052 1,005 970
5.00%, 09/15/2033 1 1
5.00%, 09/15/2039 12 12
5.00%, 12/20/2052 2,198 2,172
5.00%, 04/20/2055
(f)
3,175 3,123
5.50%, 11/15/2033 15 16
5.50%, 05/20/2035 38 39
5.50%, 04/20/2055
(f)
7,015 7,031

Schedule of Investments
Government & High Quality Bond Account
March 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 06/20/2028 $ 3 $ 3
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 3 3
6.00%, 07/20/2029 3 3
6.00%, 07/20/2033 35 37
6.00%, 04/20/2055
(f)
4,915 4,988
6.50%, 03/20/2031 3 3
6.50%, 04/20/2031 3 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 23 23
7.00%, 01/15/2029 5 5
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 2 2
7.00%, 09/15/2031 13 13
7.00%, 06/15/2032 19 20
$ 27,518
U.S. Treasury Bill - 6 .42%
4.18%, 04/22/2025
(g)
3,750 3,741
4.18%, 06/24/2025
(g)
3,485 3,451
$ 7,192
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 103,690
Total Investments $ 138,221
Other Assets and Liabilities -  (23.43)% (26,240)
TOTAL NET ASSETS - 100.00% $ 111,981
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,006 or 9.83% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 2,761 $ 13,272 $ 15,252 $ 781
$ 2,761 $ 13,272 $ 15,252 $ 781
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 21 $ — $ — $ —
$ 21 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2025 Long 38 $ 4,226 $ 35
US 2 Year Note; June 2025 Short 18 3,729 (2)
US 5 Year Note; June 2025 Short 40 4,326 (29)
US Long Bond; June 2025 Long 26 3,049 34
Total $ 38
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .31 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .39%
iShares Russell 1000 Growth ETF 6,100 $ 2,202
Money Market Funds - 1 .92%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
55,561 56
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
10,569,304 10,569
$ 10,625
TOTAL INVESTMENT COMPANIES $ 12,827
CONVERTIBLE PREFERRED STOCKS
- 0 .13 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 264
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 96
Software - 0 .06%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 225
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 112
$ 337
TOTAL CONVERTIBLE PREFERRED STOCKS $ 697
COMMON STOCKS - 97 .60 % Shares Held Value (000's)
Advertising - 0 .71%
Trade Desk Inc/The
(d)
71,736 $ 3,925
Aerospace & Defense - 2 .16%
Boeing Co/The
(d)
11,279 1,923
General Electric Co 876 175
HEICO Corp 166 44
HEICO Corp - Class A 307 65
Howmet Aerospace Inc 20,626 2,676
Loar Holdings Inc
(d)
121 9
Lockheed Martin Corp 255 114
Spirit AeroSystems Holdings Inc
(d)
35 1
Standardaero Inc
(d)
78 2
TransDigm Group Inc 5,045 6,979
$ 11,988
Airlines - 0 .00%
American Airlines Group Inc
(d)
188 2
Apparel - 0 .04%
Crocs Inc
(d)
38 4
Deckers Outdoor Corp
(d)
573 64
NIKE Inc 2,768 176
Skechers USA Inc
(d)
51 3
$ 247
Automobile Manufacturers - 0 .49%
Tesla Inc
(d)
10,501 2,721
Automobile Parts & Equipment - 0 .10%
Aurora Innovation Inc
(d)
81,497 548
Banks - 0 .06%
Goldman Sachs Group Inc/The 307 168
Morgan Stanley 250 29
NU Holdings Ltd/Cayman Islands
(d)
12,316 126
Popular Inc 30 3
$ 326
Beverages - 0 .25%
Boston Beer Co Inc/The
(d)
5 1
Celsius Holdings Inc
(d)
650 23
Coca-Cola Co/The 8,416 603
Monster Beverage Corp
(d)
2,141 126
PepsiCo Inc 4,109 616
$ 1,369
Biotechnology - 0 .64%
Alnylam Pharmaceuticals Inc
(d)
433 117
Amgen Inc 1,579 492
Apellis Pharmaceuticals Inc
(d)
404 9
Argenx SE ADR
(d)
3,278 1,940
Exelixis Inc
(d)
859 32
Incyte Corp
(d)
44 3
Intra-Cellular Therapies Inc
(d)
389 51
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ionis Pharmaceuticals Inc
(d)
538 $ 16
Legend Biotech Corp ADR
(d)
17,674 600
Regeneron Pharmaceuticals Inc 33 21
Sarepta Therapeutics Inc
(d)
334 21
Ultragenyx Pharmaceutical Inc
(d)
329 12
Vertex Pharmaceuticals Inc
(d)
489 237
Viking Therapeutics Inc
(d)
393 9
$ 3,560
Building Materials - 0 .87%
AAON Inc 248 19
Armstrong World Industries Inc 54 8
AZEK Co Inc/The
(d)
373 18
Builders FirstSource Inc
(d)
39 5
Eagle Materials Inc 93 21
Lennox International Inc 121 68
Louisiana-Pacific Corp 162 15
Martin Marietta Materials Inc 13 6
Simpson Manufacturing Co Inc 16 2
Trane Technologies PLC 13,669 4,605
Trex Co Inc
(d)
391 23
Vulcan Materials Co 128 30
$ 4,820
Chemicals - 0 .09%
Celanese Corp 103 6
Chemours Co/The 31 —
Ecolab Inc 820 208
RPM International Inc 111 13
Sherwin-Williams Co/The 808 282
$ 509
Commercial Services - 3 .91%
Affirm Holdings Inc
(d)
12,476 564
Automatic Data Processing Inc 1,441 440
Avis Budget Group Inc
(d),(g)
29 2
Block Inc
(d)
53,868 2,926
Booz Allen Hamilton Holding Corp 468 49
Bright Horizons Family Solutions Inc
(d)
31 4
Cintas Corp 34,248 7,040
Corpay Inc
(d)
255 89
Equifax Inc 9,106 2,218
Grand Canyon Education Inc
(d)
35 6
H&R Block Inc 96 5
Moody's Corp 597 278
Morningstar Inc 98 29
Paylocity Holding Corp
(d)
163 31
Quanta Services Inc 167 42
Rollins Inc 1,057 57
S&P Global Inc 14,927 7,584
Shift4 Payments Inc
(d)
226 18
Toast Inc
(d)
1,753 58
TransUnion 38 3
U-Haul Holding Co 161 10
U-Haul Holding Co
(d),(g)
11 1
United Rentals Inc 60 38
Valvoline Inc
(d)
477 17
Verisk Analytics Inc 532 158
WEX Inc
(d)
10 2
WillScot Holdings Corp 195 5
$ 21,674
Computers - 6 .52%
Apple Inc 158,534 35,215
Crowdstrike Holdings Inc
(d)
871 307
Dell Technologies Inc 159 14
EPAM Systems Inc
(d)
15 3
Fortinet Inc
(d)
1,951 188
Gartner Inc
(d)
285 120
Globant SA
(d)
116 14
HP Inc 843 23
KBR Inc 48 2
NetApp Inc 341 30

Schedule of Investments
LargeCap Growth Account I
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Okta Inc
(d)
266 $ 28
Pure Storage Inc
(d)
1,013 45
Super Micro Computer Inc
(d)
1,877 64
Zscaler Inc
(d)
352 70
$ 36,123
Consumer Products - 0 .03%
Avery Dennison Corp 112 20
Clorox Co/The 469 69
Kimberly-Clark Corp 510 73
$ 162
Cosmetics & Personal Care - 0 .10%
Colgate-Palmolive Co 1,692 159
elf Beauty Inc
(d)
199 12
Estee Lauder Cos Inc/The 307 20
Procter & Gamble Co/The 1,988 339
$ 530
Distribution & Wholesale - 0 .10%
Copart Inc
(d)
3,079 174
Core & Main Inc
(d)
464 23
Fastenal Co 1,827 142
Pool Corp 137 44
SiteOne Landscape Supply Inc
(d)
61 7
WW Grainger Inc 142 140
$ 530
Diversified Financial Services - 5 .98%
Ally Financial Inc 158 6
American Express Co 787 212
Ameriprise Financial Inc 333 161
Apollo Global Management Inc 1,478 202
Ares Management Corp 701 103
Blue Owl Capital Inc 1,986 40
Charles Schwab Corp/The 23,542 1,843
Coinbase Global Inc
(d)
644 111
Credit Acceptance Corp
(d)
19 10
Houlihan Lokey Inc 21 3
Jefferies Financial Group Inc 182 10
Lazard Inc 379 16
LPL Financial Holdings Inc 282 92
Mastercard Inc 35,362 19,383
SoFi Technologies Inc
(d)
649 7
TPG Inc 74 3
Tradeweb Markets Inc 10,081 1,496
UWM Holdings Corp 108 1
Visa Inc 26,815 9,398
Western Union Co/The 252 3
XP Inc 155 2
$ 33,102
Electric - 0 .04%
Constellation Energy Corp 190 38
NRG Energy Inc 316 30
Vistra Corp 1,284 151
$ 219
Electrical Components & Equipment - 0 .49%
Generac Holdings Inc
(d)
21,326 2,701
Universal Display Corp 87 12
$ 2,713
Electronics - 0 .84%
Amphenol Corp 69,583 4,564
Honeywell International Inc 382 81
Ingram Micro Holding Corp 50 1
Jabil Inc 32 4
$ 4,650
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
498 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 133 $ 43
EMCOR Group Inc 67 25
TopBuild Corp
(d)
7 2
$ 70
Entertainment - 0 .04%
Churchill Downs Inc 256 28
DraftKings Inc
(d)
1,715 57
Light & Wonder Inc
(d)
335 29
Live Nation Entertainment Inc
(d)
597 78
Madison Square Garden Sports Corp
(d)
4 1
TKO Group Holdings Inc 40 6
Vail Resorts Inc 116 19
$ 218
Environmental Control - 0 .83%
Tetra Tech Inc 213 6
Veralto Corp 43,258 4,216
Waste Management Inc 1,518 351
$ 4,573
Food - 0 .02%
Hershey Co/The 75 13
Lamb Weston Holdings Inc 169 9
Performance Food Group Co
(d)
81 6
Pilgrim's Pride Corp
(d)
19 1
Sysco Corp 1,155 87
$ 116
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 57 11
Healthcare - Products - 4 .89%
10X Genomics Inc
(d)
249 2
Align Technology Inc
(d)
167 26
Bruker Corp 256 11
Danaher Corp 7,634 1,565
Edwards Lifesciences Corp
(d)
414 30
Exact Sciences Corp
(d)
267 11
GE HealthCare Technologies Inc 158 13
IDEXX Laboratories Inc
(d)
307 129
Inspire Medical Systems Inc
(d)
108 17
Insulet Corp
(d)
264 69
Intuitive Surgical Inc
(d)
27,164 13,454
Masimo Corp
(d)
84 14
Natera Inc
(d)
10,608 1,500
Penumbra Inc
(d)
139 37
Repligen Corp
(d)
28 4
ResMed Inc 146 33
Sonova Holding AG ADR 26,216 1,528
Stryker Corp 10,843 4,036
Waters Corp
(d)
135 50
West Pharmaceutical Services Inc 20,484 4,586
$ 27,115
Healthcare - Services - 1 .90%
Chemed Corp 6 4
Cigna Group/The 11,621 3,823
DaVita Inc
(d)
173 26
Elevance Health Inc 141 61
Fortrea Holdings Inc
(d)
30 —
HCA Healthcare Inc 171 59
IQVIA Holdings Inc
(d)
79 14
Medpace Holdings Inc
(d)
94 29
Molina Healthcare Inc
(d)
135 45
UnitedHealth Group Inc 12,338 6,462
$ 10,523
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
56 5
Somnigroup International Inc
(g)
633 38
$ 43

Schedule of Investments
LargeCap Growth Account I
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 1 .57%
Allstate Corp/The 151 $ 31
Arthur J Gallagher & Co 63 22
Brown & Brown Inc 396 49
Equitable Holdings Inc 1,165 61
Everest Group Ltd 26 9
Kinsale Capital Group Inc 81 39
Markel Group Inc
(d)
12 22
Marsh & McLennan Cos Inc 256 63
Progressive Corp/The 29,517 8,354
RLI Corp 14 1
Ryan Specialty Holdings Inc 377 28
$ 8,679
Internet - 21 .59%
Airbnb Inc
(d)
1,612 192
Alphabet Inc - A Shares 113,145 17,497
Alphabet Inc - C Shares 63,002 9,843
Amazon.com Inc
(d)
185,028 35,203
Booking Holdings Inc 960 4,423
CDW Corp/DE 255 41
Coupang Inc
(d)
102,714 2,252
DoorDash Inc - Class A
(d)
1,168 213
Etsy Inc
(d)
269 13
Expedia Group Inc 462 78
GoDaddy Inc
(d)
528 95
Lyft Inc
(d)
934 11
MercadoLibre Inc
(d)
903 1,762
Meta Platforms Inc 38,749 22,333
Netflix Inc
(d)
15,160 14,137
Palo Alto Networks Inc
(d)
2,444 417
Pinterest Inc
(d)
2,218 69
Roku Inc
(d)
81 6
Shopify Inc
(d)
23,165 2,212
Spotify Technology SA
(d)
555 305
TripAdvisor Inc
(d)
40 —
Trump Media & Technology Group Corp
(d),(g)
197 4
Uber Technologies Inc
(d)
116,318 8,475
VeriSign Inc
(d)
19 5
$ 119,586
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
582 5
Leisure Products & Services - 0 .02%
Norwegian Cruise Line Holdings Ltd
(d)
1,662 32
Planet Fitness Inc
(d)
170 16
Royal Caribbean Cruises Ltd 311 64
YETI Holdings Inc
(d)
90 3
$ 115
Lodging - 1 .45%
Choice Hotels International Inc
(g)
86 11
Hilton Worldwide Holdings Inc 34,975 7,959
Hyatt Hotels Corp 25 3
Las Vegas Sands Corp 1,319 51
Wyndham Hotels & Resorts Inc 31 3
Wynn Resorts Ltd 21 2
$ 8,029
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 69 7
Caterpillar Inc 256 84
Vertiv Holdings Co 1,355 98
$ 189
Machinery - Diversified - 0 .35%
Cognex Corp 22 1
Ingersoll Rand Inc 24,101 1,929
Rockwell Automation Inc 39 10
$ 1,940
Media - 0 .01%
FactSet Research Systems Inc 50 23
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
100 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
35 $ 3
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
275 25
Nexstar Media Group Inc 44 8
$ 68
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 98 11
Mining - 0 .01%
Southern Copper Corp 323 30
Miscellaneous Manufacturers - 0 .06%
3M Co 383 56
Axon Enterprise Inc
(d)
275 145
Carlisle Cos Inc 23 8
Illinois Tool Works Inc 415 103
$ 312
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
43 12
Oil & Gas - 0 .04%
Civitas Resources Inc 115 4
EQT Corp 135 7
Hess Corp 684 109
Matador Resources Co 21 1
Permian Resources Corp 515 7
Texas Pacific Land Corp 71 94
Viper Energy Inc 127 6
Weatherford International PLC 267 15
$ 243
Oil & Gas Services - 0 .26%
Schlumberger NV 34,835 1,456
Packaging & Containers - 0 .00%
Sealed Air Corp 22 1
Pharmaceuticals - 3 .32%
AbbVie Inc 2,894 606
Becton Dickinson & Co 4,718 1,081
Cardinal Health Inc 548 75
Cencora Inc 656 182
Dexcom Inc
(d)
1,477 101
Eli Lilly & Co 10,430 8,614
McKesson Corp 206 139
Merck & Co Inc 9,580 860
Neurocrine Biosciences Inc
(d)
368 41
Zoetis Inc 40,715 6,704
$ 18,403
Pipelines - 0 .05%
Antero Midstream Corp 479 9
Cheniere Energy Inc 431 100
New Fortress Energy Inc 177 1
Targa Resources Corp 818 164
$ 274
Private Equity - 0 .08%
Blackstone Inc 2,726 381
KKR & Co Inc 734 85
$ 466
Real Estate - 1 .11%
CoStar Group Inc
(d)
77,270 6,122
Jones Lang LaSalle Inc
(d)
54 13
$ 6,135
REITs - 0 .10%
American Tower Corp 1,764 384
Equinix Inc 20 16
Iron Mountain Inc 629 54
Lamar Advertising Co 85 10
Public Storage 88 26
Simon Property Group Inc 313 52
$ 542

Schedule of Investments
LargeCap Growth Account I
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .18%
AutoZone Inc
(d)
58 $ 221
Burlington Stores Inc
(d)
241 58
CarMax Inc
(d)
46 4
Carvana Co
(d)
140 29
Casey's General Stores Inc 24 10
Cava Group Inc
(d)
284 25
Chipotle Mexican Grill Inc
(d)
46,566 2,338
Costco Wholesale Corp 11,810 11,170
Darden Restaurants Inc 234 49
Dick's Sporting Goods Inc 18 4
Domino's Pizza Inc 45 21
Dutch Bros Inc
(d)
160 10
Ferguson Enterprises Inc 50 8
Five Below Inc
(d)
160 12
Floor & Decor Holdings Inc
(d)
142 11
Freshpet Inc
(d)
55 5
Home Depot Inc/The 2,990 1,096
Lululemon Athletica Inc
(d)
3,983 1,127
McDonald's Corp 175 55
Murphy USA Inc 69 32
O'Reilly Automotive Inc
(d)
201 288
RH
(d)
14 3
Ross Stores Inc 283 36
Starbucks Corp 3,331 327
Texas Roadhouse Inc 251 42
TJX Cos Inc/The 2,538 309
Tractor Supply Co 2,022 111
Ulta Beauty Inc
(d)
150 55
Wendy's Co/The 300 4
Williams-Sonoma Inc 270 43
Wingstop Inc 108 24
Yum! Brands Inc 409 64
$ 17,591
Semiconductors - 11 .35%
Advanced Micro Devices Inc
(d)
4,014 412
Applied Materials Inc 2,823 410
ASML Holding NV - NY Reg Shares 1,708 1,132
Astera Labs Inc
(d)
23 1
Broadcom Inc 49,703 8,322
Entegris Inc 26,602 2,327
KLA Corp 503 342
Lam Research Corp 4,856 353
Lattice Semiconductor Corp
(d)
432 23
Marvell Technology Inc 98,318 6,053
MKS Instruments Inc 9 1
Monolithic Power Systems Inc 177 103
NVIDIA Corp 359,384 38,950
NXP Semiconductors NV 19,538 3,713
Onto Innovation Inc
(d)
47 6
QUALCOMM Inc 3,963 609
Teradyne Inc 538 44
Texas Instruments Inc 416 75
$ 62,876
Software - 21 .73%
Adobe Inc
(d)
1,647 632
Appfolio Inc
(d)
83 18
AppLovin Corp
(d)
6,944 1,840
Atlassian Corp
(d)
612 130
Autodesk Inc
(d)
28,925 7,573
Bentley Systems Inc 508 20
BILL Holdings Inc
(d)
93 4
Broadridge Financial Solutions Inc 405 98
Cadence Design Systems Inc
(d)
20,189 5,135
Cloudflare Inc
(d)
1,152 130
Confluent Inc
(d)
905 21
Datadog Inc
(d)
35,227 3,495
Dayforce Inc
(d)
57 3
Docusign Inc
(d)
749 61
DoubleVerify Holdings Inc
(d)
351 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Doximity Inc
(d)
27 $ 2
Dropbox Inc - A Shares
(d)
267 7
Duolingo Inc
(d)
143 44
Dynatrace Inc
(d)
19,658 927
Elastic NV
(d)
329 29
Fair Isaac Corp
(d)
1,060 1,955
Fiserv Inc
(d)
30,463 6,728
Five9 Inc
(d)
275 7
Gitlab Inc
(d)
476 22
Guidewire Software Inc
(d)
136 25
HubSpot Inc
(d)
3,806 2,174
Intuit Inc 26,605 16,336
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
225 39
Microsoft Corp 126,660 47,547
MicroStrategy Inc
(d)
55 16
MongoDB Inc
(d)
270 47
MSCI Inc 166 94
nCino Inc
(d)
218 6
Nutanix Inc
(d)
262 18
Oracle Corp 6,040 844
Palantir Technologies Inc
(d)
7,777 656
Paychex Inc 436 67
Paycom Software Inc 121 26
Paycor HCM Inc
(d)
39 1
Pegasystems Inc 165 11
Procore Technologies Inc
(d)
395 26
PTC Inc
(d)
271 42
RingCentral Inc
(d)
304 8
ROBLOX Corp
(d)
1,989 116
Salesforce Inc 2,961 795
SentinelOne Inc
(d)
156 3
ServiceNow Inc
(d)
14,830 11,807
Snowflake Inc - Class A
(d)
1,182 173
Stripe Inc - Class B
(d),(e),(f)
5,754 204
Synopsys Inc
(d)
583 250
Teradata Corp
(d)
353 8
Twilio Inc
(d)
111 11
Tyler Technologies Inc
(d)
136 79
UiPath Inc
(d)
1,352 14
Unity Software Inc
(d)
519 10
Veeva Systems Inc
(d)
15,244 3,531
Workday Inc
(d)
27,749 6,480
$ 120,350
Telecommunications - 0 .08%
Arista Networks Inc
(d)
3,892 301
Iridium Communications Inc 28 1
Motorola Solutions Inc 296 130
Ubiquiti Inc 5 1
$ 433
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 458 28
Transportation - 0 .08%
Expeditors International of Washington Inc 85 10
Old Dominion Freight Line Inc 732 121
Saia Inc
(d)
57 20
Union Pacific Corp 1,106 261
XPO Inc
(d)
432 47
$ 459
TOTAL COMMON STOCKS $ 540,651
Total Investments $ 554,175
Other Assets and Liabilities -  (0.04)% (220)
TOTAL NET ASSETS - 100.00% $ 553,955

Schedule of Investments
LargeCap Growth Account I
March 31, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $56 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $55 or 0.01% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 12,206 $ 51,531 $ 53,168 $ 10,569
$ 12,206 $ 51,531 $ 53,168 $ 10,569
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 140 $ — $ — $ —
$ 140 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 225 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 306 112 0.02%
Sila Nano Series F   0.00% 01/07/2021 204 96 0.02%
Stripe Inc - Class B 12/17/2019 90 204 0.04%
Waymo LLC Series A-2   0.00% 05/08/2020 214 264 0.05%
Total $ 901 0.17%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2025 Long 11 $ 3,109 $ (44)
Total $ (44)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .17 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .36%
iShares Core S&P 500 ETF 15,516 $ 8,718
Money Market Funds - 2 .81%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
352,009 352
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
68,183,616 68,184
$ 68,536
TOTAL INVESTMENT COMPANIES $ 77,254
COMMON STOCKS - 97 .11 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 18,558 $ 504
Omnicom Group Inc 9,784 811
$ 1,315
Aerospace & Defense - 1 .88%
Boeing Co/The
(d)
37,354 6,371
General Dynamics Corp 12,638 3,445
General Electric Co 53,453 10,699
Howmet Aerospace Inc 20,172 2,617
L3Harris Technologies Inc 9,379 1,963
Lockheed Martin Corp 10,434 4,661
Northrop Grumman Corp 6,777 3,470
RTX Corp 66,341 8,787
TransDigm Group Inc 2,794 3,865
$ 45,878
Agriculture - 0 .78%
Altria Group Inc 84,405 5,066
Archer-Daniels-Midland Co 23,831 1,144
Bunge Global SA 6,648 508
Philip Morris International Inc 77,435 12,291
$ 19,009
Airlines - 0 .14%
Delta Air Lines Inc 31,954 1,393
Southwest Airlines Co 29,516 991
United Airlines Holdings Inc
(d)
16,379 1,131
$ 3,515
Apparel - 0 .24%
Deckers Outdoor Corp
(d)
7,559 845
NIKE Inc 58,829 3,734
Ralph Lauren Corp 1,987 439
Tapestry Inc 10,310 726
$ 5,744
Automobile Manufacturers - 1 .85%
Cummins Inc 6,845 2,146
Ford Motor Co 193,859 1,944
General Motors Co 49,554 2,331
PACCAR Inc 26,117 2,543
Tesla Inc
(d)
139,363 36,117
$ 45,081
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
11,427 680
Banks - 4 .23%
Bank of America Corp 329,761 13,761
Bank of New York Mellon Corp/The 35,743 2,998
Citigroup Inc 93,484 6,636
Citizens Financial Group Inc 21,771 892
Fifth Third Bancorp 33,361 1,308
Goldman Sachs Group Inc/The 15,541 8,490
Huntington Bancshares Inc/OH 72,399 1,087
JPMorgan Chase & Co 139,252 34,158
KeyCorp 49,607 793
M&T Bank Corp 8,264 1,477
Morgan Stanley 61,625 7,190
Northern Trust Corp 9,760 963
PNC Financial Services Group Inc/The 19,719 3,466
Regions Financial Corp 45,278 984
State Street Corp 14,367 1,286
Truist Financial Corp 65,537 2,697
US Bancorp 77,691 3,280
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 163,794 $ 11,759
$ 103,225
Beverages - 1 .25%
Brown-Forman Corp - B Shares 9,072 308
Coca-Cola Co/The 192,823 13,810
Constellation Brands Inc 7,740 1,420
Keurig Dr Pepper Inc 59,460 2,035
Molson Coors Beverage Co 8,575 522
Monster Beverage Corp
(d)
34,873 2,041
PepsiCo Inc 68,304 10,241
$ 30,377
Biotechnology - 1 .19%
Amgen Inc 26,755 8,336
Biogen Inc
(d)
7,288 997
Corteva Inc 34,143 2,149
Gilead Sciences Inc 62,068 6,955
Incyte Corp
(d)
7,998 484
Moderna Inc
(d)
16,867 478
Regeneron Pharmaceuticals Inc 5,240 3,323
Vertex Pharmaceuticals Inc
(d)
12,789 6,200
$ 28,922
Building Materials - 0 .60%
Builders FirstSource Inc
(d)
5,732 716
Carrier Global Corp 40,219 2,550
Johnson Controls International plc 32,877 2,634
Lennox International Inc 1,595 895
Martin Marietta Materials Inc 3,044 1,455
Masco Corp 10,558 734
Mohawk Industries Inc
(d)
2,610 298
Trane Technologies PLC 11,171 3,764
Vulcan Materials Co 6,577 1,534
$ 14,580
Chemicals - 1 .21%
Air Products and Chemicals Inc 11,078 3,267
Albemarle Corp 5,855 422
CF Industries Holdings Inc 8,669 677
Dow Inc 35,051 1,224
DuPont de Nemours Inc 20,819 1,555
Eastman Chemical Co 5,736 505
Ecolab Inc 12,551 3,182
International Flavors & Fragrances Inc 12,734 988
Linde PLC 23,714 11,042
LyondellBasell Industries NV 12,909 909
Mosaic Co/The 15,825 427
PPG Industries Inc 11,555 1,264
Sherwin-Williams Co/The 11,540 4,030
$ 29,492
Commercial Services - 1 .46%
Automatic Data Processing Inc 20,264 6,191
Cintas Corp 17,081 3,511
Corpay Inc
(d)
3,472 1,211
Equifax Inc 6,173 1,503
Global Payments Inc 12,332 1,208
MarketAxess Holdings Inc 1,878 406
Moody's Corp 7,710 3,590
PayPal Holdings Inc
(d)
49,267 3,215
Quanta Services Inc 7,352 1,869
Rollins Inc 13,988 756
S&P Global Inc 15,688 7,971
United Rentals Inc 3,253 2,039
Verisk Analytics Inc 7,033 2,093
$ 35,563
Computers - 8 .47%
Accenture PLC - Class A 31,149 9,720
Apple Inc 748,127 166,181
Cognizant Technology Solutions Corp 24,634 1,885
Crowdstrike Holdings Inc
(d)
12,265 4,324
Dell Technologies Inc 15,535 1,416

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
2,825 $ 477
Fortinet Inc
(d)
31,683 3,050
Gartner Inc
(d)
3,826 1,606
Hewlett Packard Enterprise Co 65,409 1,009
HP Inc 46,705 1,293
International Business Machines Corp 46,050 11,451
Leidos Holdings Inc 6,533 882
NetApp Inc 10,126 889
Seagate Technology Holdings PLC 10,542 896
Super Micro Computer Inc
(d)
25,080 859
Western Digital Corp
(d)
17,321 700
$ 206,638
Consumer Products - 0 .22%
Avery Dennison Corp 4,001 712
Church & Dwight Co Inc 12,248 1,348
Clorox Co/The 6,136 904
Kimberly-Clark Corp 16,519 2,349
$ 5,313
Cosmetics & Personal Care - 1 .10%
Colgate-Palmolive Co 40,417 3,787
Estee Lauder Cos Inc/The 11,661 770
Kenvue Inc 95,483 2,290
Procter & Gamble Co/The
(e)
116,779 19,901
$ 26,748
Distribution & Wholesale - 0 .33%
Copart Inc
(d)
43,668 2,471
Fastenal Co 28,556 2,214
LKQ Corp 12,951 551
Pool Corp 1,896 604
WW Grainger Inc 2,208 2,181
$ 8,021
Diversified Financial Services - 4 .12%
American Express Co 27,641 7,437
Ameriprise Financial Inc 4,791 2,319
Apollo Global Management Inc 22,262 3,049
Blackrock Inc 7,251 6,863
Capital One Financial Corp 18,985 3,404
Cboe Global Markets Inc 5,214 1,180
Charles Schwab Corp/The 84,868 6,643
CME Group Inc 17,947 4,761
Discover Financial Services 12,501 2,134
Franklin Resources Inc 15,437 297
Intercontinental Exchange Inc 28,613 4,936
Invesco Ltd 22,312 338
Mastercard Inc 40,560 22,232
Nasdaq Inc 20,610 1,564
Raymond James Financial Inc 9,183 1,276
Synchrony Financial 19,361 1,025
T Rowe Price Group Inc 11,086 1,018
Visa Inc 85,827 30,079
$ 100,555
Electric - 2 .32%
AES Corp/The 35,421 440
Alliant Energy Corp 12,783 823
Ameren Corp 13,440 1,349
American Electric Power Co Inc 26,554 2,902
CenterPoint Energy Inc 32,458 1,176
CMS Energy Corp 14,881 1,118
Consolidated Edison Inc 17,256 1,908
Constellation Energy Corp 15,581 3,142
Dominion Energy Inc 41,835 2,346
DTE Energy Co 10,320 1,427
Duke Energy Corp 38,645 4,714
Edison International 19,281 1,136
Entergy Corp 21,357 1,826
Evergy Inc 11,454 790
Eversource Energy 18,265 1,134
Exelon Corp 50,055 2,307
FirstEnergy Corp 25,545 1,032
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 102,413 $ 7,260
NRG Energy Inc 10,091 963
PG&E Corp 109,243 1,877
Pinnacle West Capital Corp 5,662 539
PPL Corp 36,764 1,328
Public Service Enterprise Group Inc 24,813 2,042
Sempra 31,545 2,251
Southern Co/The 54,568 5,017
Vistra Corp 16,945 1,990
WEC Energy Group Inc 15,820 1,724
Xcel Energy Inc 28,599 2,024
$ 56,585
Electrical Components & Equipment - 0 .44%
AMETEK Inc 11,520 1,983
Eaton Corp PLC 19,682 5,350
Emerson Electric Co 28,084 3,079
Generac Holdings Inc
(d)
2,967 376
$ 10,788
Electronics - 0 .87%
Allegion plc 4,329 565
Amphenol Corp 60,313 3,956
Fortive Corp 16,993 1,244
Garmin Ltd 7,651 1,661
Honeywell International Inc 32,384 6,857
Hubbell Inc 2,673 884
Jabil Inc 5,456 742
Keysight Technologies Inc
(d)
8,612 1,290
Mettler-Toledo International Inc
(d)
1,042 1,230
TE Connectivity PLC 14,859 2,100
Trimble Inc
(d)
12,240 804
$ 21,333
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
6,598 410
First Solar Inc
(d)
5,333 674
$ 1,084
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 6,103 738
Entertainment - 0 .07%
Caesars Entertainment Inc
(d)
10,585 265
Live Nation Entertainment Inc
(d)
7,810 1,020
TKO Group Holdings Inc 3,315 506
$ 1,791
Environmental Control - 0 .35%
Pentair PLC 8,229 720
Republic Services Inc 10,110 2,448
Veralto Corp 12,317 1,201
Waste Management Inc 18,190 4,211
$ 8,580
Food - 0 .75%
Conagra Brands Inc 23,776 634
General Mills Inc 27,453 1,641
Hershey Co/The 7,358 1,259
Hormel Foods Corp 14,490 448
J M Smucker Co/The 5,301 628
Kellanova 13,392 1,105
Kraft Heinz Co/The 43,445 1,322
Kroger Co/The 33,158 2,245
Lamb Weston Holdings Inc 7,104 379
McCormick & Co Inc/MD 12,575 1,035
Mondelez International Inc 64,421 4,371
Sysco Corp 24,365 1,828
The Campbell's Company 9,797 391
Tyson Foods Inc 14,251 909
$ 18,195
Forest Products & Paper - 0 .06%
International Paper Co 26,257 1,401

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .09%
Atmos Energy Corp 7,904 $ 1,222
NiSource Inc 23,403 938
$ 2,160
Hand & Machine Tools - 0 .06%
Snap-on Inc 2,610 880
Stanley Black & Decker Inc 7,677 590
$ 1,470
Healthcare - Products - 3 .05%
Abbott Laboratories 86,380 11,458
Agilent Technologies Inc 14,209 1,662
Align Technology Inc
(d)
3,495 555
Baxter International Inc 25,429 870
Bio-Techne Corp 7,874 462
Boston Scientific Corp
(d)
73,401 7,405
Cooper Cos Inc/The
(d)
9,938 838
Danaher Corp 31,874 6,534
Edwards Lifesciences Corp
(d)
29,374 2,129
GE HealthCare Technologies Inc 22,773 1,838
Hologic Inc
(d)
11,176 690
IDEXX Laboratories Inc
(d)
4,079 1,713
Insulet Corp
(d)
3,494 918
Intuitive Surgical Inc
(d)
17,761 8,797
Medtronic PLC 63,861 5,739
ResMed Inc 7,313 1,637
Revvity Inc 6,063 642
Solventum Corp
(d)
6,885 524
STERIS PLC 4,894 1,109
Stryker Corp 17,102 6,366
Thermo Fisher Scientific Inc 19,050 9,479
Waters Corp
(d)
2,958 1,090
West Pharmaceutical Services Inc 3,607 808
Zimmer Biomet Holdings Inc 9,915 1,122
$ 74,385
Healthcare - Services - 1 .85%
Centene Corp
(d)
24,698 1,499
Charles River Laboratories International Inc
(d)
2,548 384
Cigna Group/The 13,636 4,486
DaVita Inc
(d)
2,192 335
Elevance Health Inc 11,551 5,024
HCA Healthcare Inc 8,905 3,077
Humana Inc 6,007 1,589
IQVIA Holdings Inc
(d)
8,332 1,469
Labcorp Holdings Inc 4,154 967
Molina Healthcare Inc
(d)
2,765 911
Quest Diagnostics Inc 5,529 936
UnitedHealth Group Inc 45,833 24,005
Universal Health Services Inc 2,925 550
$ 45,232
Home Builders - 0 .21%
DR Horton Inc 14,125 1,796
Lennar Corp - A Shares 11,630 1,335
NVR Inc
(d)
149 1,079
PulteGroup Inc 10,083 1,037
$ 5,247
Insurance - 4 .32%
Aflac Inc 24,651 2,741
Allstate Corp/The 13,196 2,732
American International Group Inc 29,550 2,569
Aon PLC 10,771 4,299
Arch Capital Group Ltd 18,670 1,796
Arthur J Gallagher & Co 12,666 4,373
Assurant Inc 2,554 536
Berkshire Hathaway Inc - Class B
(d)
91,285 48,616
Brown & Brown Inc 11,820 1,470
Chubb Ltd 18,560 5,605
Cincinnati Financial Corp 7,787 1,150
Erie Indemnity Co 1,243 521
Everest Group Ltd 2,141 778
Globe Life Inc 4,182 551
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 14,324 $ 1,772
Loews Corp 8,799 809
Marsh & McLennan Cos Inc 24,460 5,969
MetLife Inc 28,832 2,315
Principal Financial Group Inc 10,480 884
Progressive Corp/The 29,175 8,257
Prudential Financial Inc 17,631 1,969
Travelers Cos Inc/The 11,292 2,986
W R Berkley Corp 14,954 1,064
Willis Towers Watson PLC 4,971 1,680
$ 105,442
Internet - 11 .82%
Airbnb Inc
(d)
21,559 2,575
Alphabet Inc - A Shares 290,495 44,922
Alphabet Inc - C Shares 235,434 36,782
Amazon.com Inc
(d)
469,728 89,370
Booking Holdings Inc 1,649 7,597
CDW Corp/DE 6,637 1,064
DoorDash Inc - Class A
(d)
16,894 3,088
eBay Inc 23,856 1,616
Expedia Group Inc 6,141 1,032
F5 Inc
(d)
2,872 765
Gen Digital Inc 27,013 717
GoDaddy Inc
(d)
7,031 1,267
Match Group Inc 12,509 390
Meta Platforms Inc 109,060 62,858
Netflix Inc
(d)
21,302 19,865
Palo Alto Networks Inc
(d)
32,973 5,626
Uber Technologies Inc
(d)
104,037 7,580
VeriSign Inc
(d)
4,052 1,029
$ 288,143
Iron & Steel - 0 .09%
Nucor Corp 11,695 1,407
Steel Dynamics Inc 7,052 882
$ 2,289
Leisure Products & Services - 0 .16%
Carnival Corp
(d)
52,181 1,019
Norwegian Cruise Line Holdings Ltd
(d)
21,906 416
Royal Caribbean Cruises Ltd 12,330 2,533
$ 3,968
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 11,983 2,727
Las Vegas Sands Corp 17,115 661
Marriott International Inc/MD 11,397 2,715
MGM Resorts International
(d)
11,143 330
Wynn Resorts Ltd 4,462 372
$ 6,805
Machinery - Construction & Mining - 0 .49%
Caterpillar Inc 23,803 7,850
GE Vernova Inc 13,739 4,194
$ 12,044
Machinery - Diversified - 0 .67%
Deere & Co 12,615 5,921
Dover Corp 6,835 1,201
IDEX Corp 3,773 683
Ingersoll Rand Inc 20,065 1,606
Nordson Corp 2,701 545
Otis Worldwide Corp 19,748 2,038
Rockwell Automation Inc 5,630 1,454
Westinghouse Air Brake Technologies Corp 8,509 1,543
Xylem Inc/NY 12,100 1,445
$ 16,436
Media - 0 .89%
Charter Communications Inc
(d)
4,808 1,772
Comcast Corp - Class A 187,832 6,931
FactSet Research Systems Inc 1,894 861
Fox Corp - A Shares 10,850 614
Fox Corp - B Shares 6,572 346

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 18,829 $ 513
News Corp - B Shares 5,564 169
Paramount Global - Class B
(f)
29,631 354
Walt Disney Co/The 90,032 8,886
Warner Bros Discovery Inc
(d)
111,177 1,193
$ 21,639
Mining - 0 .22%
Freeport-McMoRan Inc 71,570 2,710
Newmont Corp 56,698 2,737
$ 5,447
Miscellaneous Manufacturers - 0 .63%
3M Co 27,038 3,971
A O Smith Corp 5,882 384
Axon Enterprise Inc
(d)
3,608 1,898
Illinois Tool Works Inc 13,302 3,299
Parker-Hannifin Corp 6,413 3,898
Teledyne Technologies Inc
(d)
2,321 1,155
Textron Inc 9,093 657
$ 15,262
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
2,559 723
Oil & Gas - 2 .83%
APA Corp 18,429 387
Chevron Corp 83,234 13,924
ConocoPhillips 63,542 6,673
Coterra Energy Inc 36,677 1,060
Devon Energy Corp 32,716 1,223
Diamondback Energy Inc 9,307 1,488
EOG Resources Inc 28,012 3,592
EQT Corp 29,717 1,588
Expand Energy Corp 10,472 1,166
Exxon Mobil Corp 216,788 25,783
Hess Corp 13,765 2,199
Marathon Petroleum Corp 15,738 2,293
Occidental Petroleum Corp 33,647 1,661
Phillips 66 20,568 2,540
Texas Pacific Land Corp 939 1,244
Valero Energy Corp 15,767 2,082
$ 68,903
Oil & Gas Services - 0 .25%
Baker Hughes Co 49,308 2,167
Halliburton Co 43,234 1,097
Schlumberger NV 69,766 2,916
$ 6,180
Packaging & Containers - 0 .14%
Amcor PLC 71,982 698
Ball Corp 14,866 774
Packaging Corp of America 4,442 880
Smurfit WestRock PLC 24,616 1,109
$ 3,461
Pharmaceuticals - 4 .80%
AbbVie Inc 87,918 18,421
Becton Dickinson & Co 14,301 3,276
Bristol-Myers Squibb Co 101,062 6,164
Cardinal Health Inc 12,031 1,657
Cencora Inc 8,596 2,390
CVS Health Corp 62,789 4,254
Dexcom Inc
(d)
19,458 1,329
Eli Lilly & Co 39,241 32,409
Henry Schein Inc
(d)
6,211 425
Johnson & Johnson 119,905 19,885
McKesson Corp 6,242 4,201
Merck & Co Inc 125,981 11,308
Pfizer Inc 282,227 7,152
Viatris Inc 59,462 518
Zoetis Inc 22,302 3,672
$ 117,061
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .48%
Kinder Morgan Inc 96,273 $ 2,747
ONEOK Inc 30,900 3,066
Targa Resources Corp 10,861 2,177
Williams Cos Inc/The 60,710 3,628
$ 11,618
Private Equity - 0 .37%
Blackstone Inc 36,450 5,095
KKR & Co Inc 33,620 3,887
$ 8,982
Real Estate - 0 .15%
CBRE Group Inc
(d)
14,721 1,925
CoStar Group Inc
(d)
20,987 1,663
$ 3,588
REITs - 2 .06%
Alexandria Real Estate Equities Inc 7,673 710
American Tower Corp 23,273 5,064
AvalonBay Communities Inc 7,075 1,518
BXP Inc 7,245 487
Camden Property Trust 5,313 650
Crown Castle Inc 21,645 2,256
Digital Realty Trust Inc 15,758 2,258
Equinix Inc 4,847 3,952
Equity Residential 17,018 1,218
Essex Property Trust Inc 3,201 981
Extra Space Storage Inc 10,558 1,568
Federal Realty Investment Trust 3,839 375
Healthpeak Properties Inc 34,845 705
Host Hotels & Resorts Inc 34,824 495
Invitation Homes Inc 28,374 989
Iron Mountain Inc 14,628 1,259
Kimco Realty Corp 33,839 719
Mid-America Apartment Communities Inc 5,823 976
Prologis Inc 46,158 5,160
Public Storage 7,849 2,349
Realty Income Corp 43,588 2,528
Regency Centers Corp 8,130 600
SBA Communications Corp 5,355 1,178
Simon Property Group Inc 15,275 2,537
UDR Inc 14,993 677
Ventas Inc 21,769 1,497
VICI Properties Inc 52,501 1,713
Welltower Inc 30,340 4,648
Weyerhaeuser Co 36,136 1,058
$ 50,125
Retail - 4 .78%
AutoZone Inc
(d)
836 3,188
Best Buy Co Inc 9,690 713
CarMax Inc
(d)
7,660 597
Chipotle Mexican Grill Inc
(d)
67,500 3,389
Costco Wholesale Corp 22,106 20,907
Darden Restaurants Inc 5,835 1,212
Dollar General Corp 10,953 963
Dollar Tree Inc
(d)
10,068 756
Domino's Pizza Inc 1,720 790
Genuine Parts Co 6,926 825
Home Depot Inc/The 49,472 18,131
Lowe's Cos Inc 28,121 6,559
Lululemon Athletica Inc
(d)
5,580 1,579
McDonald's Corp 35,690 11,149
O'Reilly Automotive Inc
(d)
2,863 4,102
Ross Stores Inc 16,432 2,100
Starbucks Corp 56,569 5,549
Target Corp 22,821 2,382
TJX Cos Inc/The 55,986 6,819
Tractor Supply Co 26,605 1,466
Ulta Beauty Inc
(d)
2,310 847
Walgreens Boots Alliance Inc 35,732 399
Walmart Inc 216,043 18,966
Williams-Sonoma Inc 6,129 969

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 13,899 $ 2,187
$ 116,544
Semiconductors - 9 .55%
Advanced Micro Devices Inc
(d)
80,703 8,291
Analog Devices Inc 24,708 4,983
Applied Materials Inc 40,475 5,874
Broadcom Inc 233,437 39,084
Intel Corp 215,641 4,897
KLA Corp 6,619 4,500
Lam Research Corp 63,930 4,648
Microchip Technology Inc 26,783 1,297
Micron Technology Inc 55,487 4,821
Monolithic Power Systems Inc 2,382 1,382
NVIDIA Corp 1,219,645 132,185
NXP Semiconductors NV 12,658 2,406
ON Semiconductor Corp
(d)
20,988 854
QUALCOMM Inc 55,082 8,461
Skyworks Solutions Inc 8,004 517
Teradyne Inc 8,113 670
Texas Instruments Inc 45,337 8,147
$ 233,017
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 1,949 398
Software - 9 .74%
Adobe Inc
(d)
21,680 8,315
Akamai Technologies Inc
(d)
7,483 602
ANSYS Inc
(d)
4,356 1,379
Autodesk Inc
(d)
10,708 2,803
Broadridge Financial Solutions Inc 5,826 1,413
Cadence Design Systems Inc
(d)
13,659 3,474
Dayforce Inc
(d)
7,917 462
Electronic Arts Inc 11,812 1,707
Fair Isaac Corp
(d)
1,215 2,241
Fidelity National Information Services Inc 26,380 1,970
Fiserv Inc
(d)
28,334 6,257
Intuit Inc 13,941 8,560
Jack Henry & Associates Inc 3,631 663
Microsoft Corp 370,227 138,979
MSCI Inc 3,868 2,187
Oracle Corp 80,789 11,295
Palantir Technologies Inc
(d)
102,085 8,616
Paychex Inc 15,957 2,462
Paycom Software Inc 2,346 513
PTC Inc
(d)
5,991 928
Roper Technologies Inc 5,341 3,149
Salesforce Inc 47,659 12,790
ServiceNow Inc
(d)
10,260 8,168
Synopsys Inc
(d)
7,697 3,301
Take-Two Interactive Software Inc
(d)
8,173 1,694
Tyler Technologies Inc
(d)
2,131 1,239
Workday Inc
(d)
10,656 2,488
$ 237,655
Telecommunications - 1 .98%
Arista Networks Inc
(d)
51,447 3,986
AT&T Inc 357,485 10,110
Cisco Systems Inc 198,349 12,240
Corning Inc 38,389 1,757
Juniper Networks Inc 16,492 597
Motorola Solutions Inc 8,324 3,644
T-Mobile US Inc 23,882 6,370
Verizon Communications Inc 209,652 9,510
$ 48,214
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 6,533 402
Transportation - 0 .94%
CH Robinson Worldwide Inc 5,910 605
CSX Corp 96,039 2,826
Expeditors International of Washington Inc 6,973 839
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 11,036 $ 2,690
JB Hunt Transport Services Inc 3,957 585
Norfolk Southern Corp 11,275 2,671
Old Dominion Freight Line Inc 9,357 1,548
Union Pacific Corp 30,095 7,110
United Parcel Service Inc 36,424 4,006
$ 22,880
Water - 0 .06%
American Water Works Co Inc 9,707 1,432
TOTAL COMMON STOCKS $ 2,368,303
Total Investments $ 2,445,557
Other Assets and Liabilities -  (0.28)% (6,823)
TOTAL NET ASSETS - 100.00% $ 2,438,734
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $352 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$10,540 or 0.43% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $351 or 0.01% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 85,468 $ 184,733 $ 202,017 $ 68,184
$ 85,468 $ 184,733 $ 202,017 $ 68,184
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 556 $ — $ — $ —
$ 556 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2025 Long 245 $ 69,252 $ (1,260)
Total $ (1,260)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .82 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .96%
iShares Core S&P 500 ETF 2,316 $ 1,301
Money Market Funds - 7 .86%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
18,228 18
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
10,643,238 10,643
$ 10,661
TOTAL INVESTMENT COMPANIES $ 11,962
COMMON STOCKS - 90 .52 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 963 $ 26
Omnicom Group Inc 504 42
$ 68
Aerospace & Defense - 1 .75%
Boeing Co/The
(d)
1,936 330
General Dynamics Corp 656 179
General Electric Co 2,773 555
Howmet Aerospace Inc 1,047 136
L3Harris Technologies Inc 487 102
Lockheed Martin Corp 542 242
Northrop Grumman Corp 352 180
RTX Corp 3,439 455
TransDigm Group Inc 145 201
$ 2,380
Agriculture - 0 .73%
Altria Group Inc 4,379 263
Archer-Daniels-Midland Co 1,235 59
Bunge Global SA 345 26
Philip Morris International Inc 4,017 638
$ 986
Airlines - 0 .13%
Delta Air Lines Inc 1,657 72
Southwest Airlines Co 1,531 51
United Airlines Holdings Inc
(d)
849 59
$ 182
Apparel - 0 .22%
Deckers Outdoor Corp
(d)
392 44
NIKE Inc 3,052 194
Ralph Lauren Corp 103 23
Tapestry Inc 535 37
$ 298
Automobile Manufacturers - 1 .72%
Cummins Inc 356 111
Ford Motor Co 10,054 101
General Motors Co 2,571 121
PACCAR Inc 1,354 132
Tesla Inc
(d)
7,227 1,873
$ 2,338
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
593 35
Banks - 3 .95%
Bank of America Corp 17,103 714
Bank of New York Mellon Corp/The 1,854 155
Citigroup Inc 4,849 344
Citizens Financial Group Inc 1,130 46
Fifth Third Bancorp 1,732 68
Goldman Sachs Group Inc/The 806 440
Huntington Bancshares Inc/OH 3,752 56
JPMorgan Chase & Co 7,223 1,772
KeyCorp 2,559 41
M&T Bank Corp 428 77
Morgan Stanley 3,197 373
Northern Trust Corp 507 50
PNC Financial Services Group Inc/The 1,023 180
Regions Financial Corp 2,348 51
State Street Corp 746 67
Truist Financial Corp 3,400 140
US Bancorp 4,030 170
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 8,496 $ 610
$ 5,354
Beverages - 1 .16%
Brown-Forman Corp - B Shares 471 16
Coca-Cola Co/The 10,000 716
Constellation Brands Inc 403 74
Keurig Dr Pepper Inc 3,082 106
Molson Coors Beverage Co 445 27
Monster Beverage Corp
(d)
1,809 106
PepsiCo Inc 3,544 531
$ 1,576
Biotechnology - 1 .11%
Amgen Inc 1,388 432
Biogen Inc
(d)
377 52
Corteva Inc 1,771 111
Gilead Sciences Inc 3,219 361
Incyte Corp
(d)
412 25
Moderna Inc
(d)
874 25
Regeneron Pharmaceuticals Inc 272 172
Vertex Pharmaceuticals Inc
(d)
664 322
$ 1,500
Building Materials - 0 .56%
Builders FirstSource Inc
(d)
298 37
Carrier Global Corp 2,086 132
Johnson Controls International plc 1,706 137
Lennox International Inc 83 47
Martin Marietta Materials Inc 158 76
Masco Corp 548 38
Mohawk Industries Inc
(d)
134 15
Trane Technologies PLC 580 195
Vulcan Materials Co 341 80
$ 757
Chemicals - 1 .13%
Air Products and Chemicals Inc 575 170
Albemarle Corp 302 22
CF Industries Holdings Inc 449 35
Dow Inc 1,816 63
DuPont de Nemours Inc 1,079 81
Eastman Chemical Co 300 26
Ecolab Inc 651 165
International Flavors & Fragrances Inc 660 51
Linde PLC 1,230 573
LyondellBasell Industries NV 670 47
Mosaic Co/The 820 22
PPG Industries Inc 599 66
Sherwin-Williams Co/The 599 209
$ 1,530
Commercial Services - 1 .36%
Automatic Data Processing Inc 1,051 321
Cintas Corp 885 182
Corpay Inc
(d)
181 63
Equifax Inc 320 78
Global Payments Inc 640 63
MarketAxess Holdings Inc 97 21
Moody's Corp 400 186
PayPal Holdings Inc
(d)
2,556 167
Quanta Services Inc 381 97
Rollins Inc 725 39
S&P Global Inc 814 413
United Rentals Inc 169 106
Verisk Analytics Inc 365 109
$ 1,845
Computers - 7 .90%
Accenture PLC - Class A 1,615 504
Apple Inc 38,798 8,618
Cognizant Technology Solutions Corp 1,280 98
Crowdstrike Holdings Inc
(d)
636 224
Dell Technologies Inc 804 73

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
146 $ 25
Fortinet Inc
(d)
1,642 158
Gartner Inc
(d)
199 84
Hewlett Packard Enterprise Co 3,391 52
HP Inc 2,423 67
International Business Machines Corp 2,387 594
Leidos Holdings Inc 339 46
NetApp Inc 528 46
Seagate Technology Holdings PLC 545 46
Super Micro Computer Inc
(d)
1,300 45
Western Digital Corp
(d)
897 36
$ 10,716
Consumer Products - 0 .20%
Avery Dennison Corp 207 37
Church & Dwight Co Inc 634 69
Clorox Co/The 319 47
Kimberly-Clark Corp 857 122
$ 275
Cosmetics & Personal Care - 1 .02%
Colgate-Palmolive Co 2,097 196
Estee Lauder Cos Inc/The 603 40
Kenvue Inc 4,953 119
Procter & Gamble Co/The 6,057 1,032
$ 1,387
Distribution & Wholesale - 0 .31%
Copart Inc
(d)
2,264 128
Fastenal Co 1,480 115
LKQ Corp 671 29
Pool Corp 99 31
WW Grainger Inc 115 114
$ 417
Diversified Financial Services - 3 .84%
American Express Co 1,434 386
Ameriprise Financial Inc 249 120
Apollo Global Management Inc 1,154 158
Blackrock Inc 376 356
Capital One Financial Corp 985 177
Cboe Global Markets Inc 270 61
Charles Schwab Corp/The 4,403 345
CME Group Inc 930 247
Discover Financial Services 648 111
Franklin Resources Inc 797 15
Intercontinental Exchange Inc 1,483 256
Invesco Ltd 1,159 17
Mastercard Inc 2,104 1,153
Nasdaq Inc 1,068 81
Raymond James Financial Inc 475 66
Synchrony Financial 1,006 53
T Rowe Price Group Inc 573 53
Visa Inc 4,452 1,560
$ 5,215
Electric - 2 .16%
AES Corp/The 1,835 23
Alliant Energy Corp 662 42
Ameren Corp 696 70
American Electric Power Co Inc 1,375 150
CenterPoint Energy Inc 1,684 61
CMS Energy Corp 771 58
Consolidated Edison Inc 894 99
Constellation Energy Corp 807 163
Dominion Energy Inc 2,169 122
DTE Energy Co 534 74
Duke Energy Corp 2,003 244
Edison International 999 59
Entergy Corp 1,107 95
Evergy Inc 593 41
Eversource Energy 945 59
Exelon Corp 2,595 119
FirstEnergy Corp 1,324 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 5,313 $ 377
NRG Energy Inc 523 50
PG&E Corp 5,664 97
Pinnacle West Capital Corp 293 28
PPL Corp 1,906 69
Public Service Enterprise Group Inc 1,286 106
Sempra 1,635 117
Southern Co/The 2,830 260
Vistra Corp 878 103
WEC Energy Group Inc 819 89
Xcel Energy Inc 1,482 105
$ 2,933
Electrical Components & Equipment - 0 .41%
AMETEK Inc 597 103
Eaton Corp PLC 1,021 277
Emerson Electric Co 1,457 160
Generac Holdings Inc
(d)
152 19
$ 559
Electronics - 0 .82%
Allegion plc 224 29
Amphenol Corp 3,127 205
Fortive Corp 882 64
Garmin Ltd 396 86
Honeywell International Inc 1,680 356
Hubbell Inc 139 46
Jabil Inc 283 38
Keysight Technologies Inc
(d)
447 67
Mettler-Toledo International Inc
(d)
55 65
TE Connectivity PLC 771 109
Trimble Inc
(d)
633 42
$ 1,107
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
343 21
First Solar Inc
(d)
275 35
$ 56
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 317 38
Entertainment - 0 .07%
Caesars Entertainment Inc
(d)
548 14
Live Nation Entertainment Inc
(d)
404 53
TKO Group Holdings Inc 171 26
$ 93
Environmental Control - 0 .33%
Pentair PLC 426 38
Republic Services Inc 525 127
Veralto Corp 638 62
Waste Management Inc 942 218
$ 445
Food - 0 .70%
Conagra Brands Inc 1,233 33
General Mills Inc 1,424 85
Hershey Co/The 381 65
Hormel Foods Corp 750 23
J M Smucker Co/The 273 32
Kellanova 694 57
Kraft Heinz Co/The 2,254 69
Kroger Co/The 1,719 116
Lamb Weston Holdings Inc 368 20
McCormick & Co Inc/MD 651 54
Mondelez International Inc 3,342 227
Sysco Corp 1,264 95
The Campbell's Company 508 20
Tyson Foods Inc 737 47
$ 943
Forest Products & Paper - 0 .05%
International Paper Co 1,360 73

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 408 $ 63
NiSource Inc 1,212 49
$ 112
Hand & Machine Tools - 0 .06%
Snap-on Inc 136 46
Stanley Black & Decker Inc 397 30
$ 76
Healthcare - Products - 2 .84%
Abbott Laboratories 4,480 594
Agilent Technologies Inc 737 86
Align Technology Inc
(d)
181 29
Baxter International Inc 1,318 45
Bio-Techne Corp 410 24
Boston Scientific Corp
(d)
3,808 384
Cooper Cos Inc/The
(d)
513 43
Danaher Corp 1,654 339
Edwards Lifesciences Corp
(d)
1,524 110
GE HealthCare Technologies Inc 1,179 95
Hologic Inc
(d)
580 36
IDEXX Laboratories Inc
(d)
212 89
Insulet Corp
(d)
181 48
Intuitive Surgical Inc
(d)
921 456
Medtronic PLC 3,313 298
ResMed Inc 379 85
Revvity Inc 314 33
Solventum Corp
(d)
356 27
STERIS PLC 254 58
Stryker Corp 887 330
Thermo Fisher Scientific Inc 988 492
Waters Corp
(d)
154 57
West Pharmaceutical Services Inc 187 42
Zimmer Biomet Holdings Inc 514 58
$ 3,858
Healthcare - Services - 1 .73%
Centene Corp
(d)
1,281 78
Charles River Laboratories International Inc
(d)
131 20
Cigna Group/The 708 233
DaVita Inc
(d)
114 17
Elevance Health Inc 600 261
HCA Healthcare Inc 462 160
Humana Inc 311 82
IQVIA Holdings Inc
(d)
433 76
Labcorp Holdings Inc 215 50
Molina Healthcare Inc
(d)
144 47
Quest Diagnostics Inc 287 49
UnitedHealth Group Inc 2,378 1,246
Universal Health Services Inc 151 28
$ 2,347
Home Builders - 0 .20%
DR Horton Inc 733 93
Lennar Corp - A Shares 604 69
NVR Inc
(d)
8 58
PulteGroup Inc 523 54
$ 274
Insurance - 4 .03%
Aflac Inc 1,279 142
Allstate Corp/The 683 141
American International Group Inc 1,533 133
Aon PLC 559 223
Arch Capital Group Ltd 967 93
Arthur J Gallagher & Co 656 227
Assurant Inc 132 28
Berkshire Hathaway Inc - Class B
(d)
4,735 2,522
Brown & Brown Inc 612 76
Chubb Ltd 963 291
Cincinnati Financial Corp 403 60
Erie Indemnity Co 65 27
Everest Group Ltd 112 41
Globe Life Inc 216 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 743 $ 92
Loews Corp 457 42
Marsh & McLennan Cos Inc 1,269 310
MetLife Inc 1,496 120
Principal Financial Group Inc 544 46
Progressive Corp/The 1,514 429
Prudential Financial Inc 915 102
Travelers Cos Inc/The 586 155
W R Berkley Corp 777 55
Willis Towers Watson PLC 258 87
$ 5,470
Internet - 11 .01%
Airbnb Inc
(d)
1,118 133
Alphabet Inc - A Shares 15,066 2,330
Alphabet Inc - C Shares 12,210 1,908
Amazon.com Inc
(d)
24,359 4,634
Booking Holdings Inc 85 392
CDW Corp/DE 343 55
DoorDash Inc - Class A
(d)
875 160
eBay Inc 1,237 84
Expedia Group Inc 317 53
F5 Inc
(d)
149 40
Gen Digital Inc 1,400 37
GoDaddy Inc
(d)
364 66
Match Group Inc 648 20
Meta Platforms Inc 5,655 3,259
Netflix Inc
(d)
1,105 1,030
Palo Alto Networks Inc
(d)
1,709 292
Uber Technologies Inc
(d)
5,396 393
VeriSign Inc
(d)
211 54
$ 14,940
Iron & Steel - 0 .09%
Nucor Corp 606 73
Steel Dynamics Inc 365 46
$ 119
Leisure Products & Services - 0 .15%
Carnival Corp
(d)
2,705 53
Norwegian Cruise Line Holdings Ltd
(d)
1,134 21
Royal Caribbean Cruises Ltd 638 131
$ 205
Lodging - 0 .26%
Hilton Worldwide Holdings Inc 622 142
Las Vegas Sands Corp 888 34
Marriott International Inc/MD 592 141
MGM Resorts International
(d)
584 17
Wynn Resorts Ltd 232 19
$ 353
Machinery - Construction & Mining - 0 .46%
Caterpillar Inc 1,235 407
GE Vernova Inc 712 218
$ 625
Machinery - Diversified - 0 .63%
Deere & Co 655 308
Dover Corp 354 62
IDEX Corp 195 35
Ingersoll Rand Inc 1,041 83
Nordson Corp 140 28
Otis Worldwide Corp 1,025 106
Rockwell Automation Inc 292 76
Westinghouse Air Brake Technologies Corp 442 80
Xylem Inc/NY 627 75
$ 853
Media - 0 .83%
Charter Communications Inc
(d)
250 92
Comcast Corp - Class A 9,741 359
FactSet Research Systems Inc 99 45
Fox Corp - A Shares 563 32
Fox Corp - B Shares 340 18

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 978 $ 27
News Corp - B Shares 289 9
Paramount Global - Class B
(e)
1,535 18
Walt Disney Co/The 4,670 461
Warner Bros Discovery Inc
(d)
5,767 62
$ 1,123
Mining - 0 .21%
Freeport-McMoRan Inc 3,712 140
Newmont Corp 2,941 142
$ 282
Miscellaneous Manufacturers - 0 .58%
3M Co 1,403 206
A O Smith Corp 306 20
Axon Enterprise Inc
(d)
188 99
Illinois Tool Works Inc 690 171
Parker-Hannifin Corp 333 203
Teledyne Technologies Inc
(d)
121 60
Textron Inc 472 34
$ 793
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
133 38
Oil & Gas - 2 .63%
APA Corp 955 20
Chevron Corp 4,318 723
ConocoPhillips 3,296 346
Coterra Energy Inc 1,904 55
Devon Energy Corp 1,696 64
Diamondback Energy Inc 483 77
EOG Resources Inc 1,453 186
EQT Corp 1,541 82
Expand Energy Corp 542 60
Exxon Mobil Corp 11,243 1,337
Hess Corp 713 114
Marathon Petroleum Corp 817 119
Occidental Petroleum Corp 1,745 86
Phillips 66 1,066 132
Texas Pacific Land Corp 49 65
Valero Energy Corp 817 108
$ 3,574
Oil & Gas Services - 0 .24%
Baker Hughes Co 2,556 112
Halliburton Co 2,243 57
Schlumberger NV 3,619 151
$ 320
Packaging & Containers - 0 .13%
Amcor PLC 3,733 36
Ball Corp 771 40
Packaging Corp of America 229 45
Smurfit WestRock PLC 1,275 58
$ 179
Pharmaceuticals - 4 .48%
AbbVie Inc 4,560 955
Becton Dickinson & Co 742 170
Bristol-Myers Squibb Co 5,240 320
Cardinal Health Inc 625 86
Cencora Inc 446 124
CVS Health Corp 3,255 221
Dexcom Inc
(d)
1,009 69
Eli Lilly & Co 2,036 1,682
Henry Schein Inc
(d)
322 22
Johnson & Johnson 6,220 1,031
McKesson Corp 324 218
Merck & Co Inc 6,535 587
Pfizer Inc 14,640 371
Viatris Inc 3,081 27
Zoetis Inc 1,157 190
$ 6,073
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .44%
Kinder Morgan Inc 4,992 $ 142
ONEOK Inc 1,601 159
Targa Resources Corp 563 113
Williams Cos Inc/The 3,149 188
$ 602
Private Equity - 0 .34%
Blackstone Inc 1,889 264
KKR & Co Inc 1,743 202
$ 466
Real Estate - 0 .14%
CBRE Group Inc
(d)
764 100
CoStar Group Inc
(d)
1,088 86
$ 186
REITs - 1 .91%
Alexandria Real Estate Equities Inc 398 37
American Tower Corp 1,207 263
AvalonBay Communities Inc 366 79
BXP Inc 375 25
Camden Property Trust 274 33
Crown Castle Inc 1,121 117
Digital Realty Trust Inc 816 117
Equinix Inc 251 205
Equity Residential 881 63
Essex Property Trust Inc 166 51
Extra Space Storage Inc 546 81
Federal Realty Investment Trust 197 19
Healthpeak Properties Inc 1,807 37
Host Hotels & Resorts Inc 1,805 26
Invitation Homes Inc 1,472 51
Iron Mountain Inc 757 65
Kimco Realty Corp 1,754 37
Mid-America Apartment Communities Inc 301 50
Prologis Inc 2,392 267
Public Storage 408 122
Realty Income Corp 2,260 131
Regency Centers Corp 421 31
SBA Communications Corp 277 61
Simon Property Group Inc 791 131
UDR Inc 775 35
Ventas Inc 1,128 78
VICI Properties Inc 2,722 89
Welltower Inc 1,572 241
Weyerhaeuser Co 1,877 55
$ 2,597
Retail - 4 .45%
AutoZone Inc
(d)
43 164
Best Buy Co Inc 505 37
CarMax Inc
(d)
400 31
Chipotle Mexican Grill Inc
(d)
3,501 176
Costco Wholesale Corp 1,146 1,084
Darden Restaurants Inc 302 63
Dollar General Corp 567 50
Dollar Tree Inc
(d)
521 39
Domino's Pizza Inc 90 41
Genuine Parts Co 359 43
Home Depot Inc/The 2,566 940
Lowe's Cos Inc 1,459 340
Lululemon Athletica Inc
(d)
290 82
McDonald's Corp 1,852 578
O'Reilly Automotive Inc
(d)
149 213
Ross Stores Inc 853 109
Starbucks Corp 2,933 288
Target Corp 1,184 124
TJX Cos Inc/The 2,904 354
Tractor Supply Co 1,380 76
Ulta Beauty Inc
(d)
120 44
Walgreens Boots Alliance Inc 1,852 21
Walmart Inc 11,205 984
Williams-Sonoma Inc 317 50

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 721 $ 113
$ 6,044
Semiconductors - 8 .91%
Advanced Micro Devices Inc
(d)
4,186 430
Analog Devices Inc 1,282 258
Applied Materials Inc 2,100 305
Broadcom Inc 12,105 2,027
Intel Corp 11,182 254
KLA Corp 344 234
Lam Research Corp 3,316 241
Microchip Technology Inc 1,387 67
Micron Technology Inc 2,876 250
Monolithic Power Systems Inc 124 72
NVIDIA Corp 63,251 6,855
NXP Semiconductors NV 656 125
ON Semiconductor Corp
(d)
1,089 44
QUALCOMM Inc 2,857 439
Skyworks Solutions Inc 412 26
Teradyne Inc 420 35
Texas Instruments Inc 2,352 423
$ 12,085
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 101 21
Software - 9 .08%
Adobe Inc
(d)
1,125 431
Akamai Technologies Inc
(d)
387 31
ANSYS Inc
(d)
226 72
Autodesk Inc
(d)
555 145
Broadridge Financial Solutions Inc 302 73
Cadence Design Systems Inc
(d)
708 180
Dayforce Inc
(d)
407 24
Electronic Arts Inc 613 89
Fair Isaac Corp
(d)
63 116
Fidelity National Information Services Inc 1,369 102
Fiserv Inc
(d)
1,469 324
Intuit Inc 724 445
Jack Henry & Associates Inc 187 34
Microsoft Corp
(f)
19,200 7,207
MSCI Inc 201 114
Oracle Corp 4,189 586
Palantir Technologies Inc
(d)
5,294 447
Paychex Inc 826 127
Paycom Software Inc 122 27
PTC Inc
(d)
309 48
Roper Technologies Inc 277 163
Salesforce Inc 2,470 663
ServiceNow Inc
(d)
533 424
Synopsys Inc
(d)
399 171
Take-Two Interactive Software Inc
(d)
423 88
Tyler Technologies Inc
(d)
111 65
Workday Inc
(d)
552 129
$ 12,325
Telecommunications - 1 .84%
Arista Networks Inc
(d)
2,668 207
AT&T Inc 18,536 524
Cisco Systems Inc 10,287 635
Corning Inc 1,990 91
Juniper Networks Inc 854 31
Motorola Solutions Inc 432 189
T-Mobile US Inc 1,239 331
Verizon Communications Inc 10,875 493
$ 2,501
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 337 21
Transportation - 0 .87%
CH Robinson Worldwide Inc 304 31
CSX Corp 4,981 147
Expeditors International of Washington Inc 362 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 573 $ 140
JB Hunt Transport Services Inc 206 30
Norfolk Southern Corp 583 138
Old Dominion Freight Line Inc 485 80
Union Pacific Corp 1,561 369
United Parcel Service Inc 1,889 208
$ 1,186
Water - 0 .05%
American Water Works Co Inc 503 74
TOTAL COMMON STOCKS $ 122,828
TOTAL PURCHASED OPTIONS - 0.54% $ 739
Total Investments $ 135,529
Other Assets and Liabilities -  0.12% 168
TOTAL NET ASSETS - 100.00% $ 135,697
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18 or 0.01% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,792 or 1.32% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 10,999 $ 16,233 $ 16,589 $ 10,643
$ 10,999 $ 16,233 $ 16,589 $ 10,643
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 96 $ — $ — $ —
$ 96 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 125 $ 13 $ 5,500 .00 04/17/2025 $ 645 $ 739 $ 94
Total $ 645 $ 739 $ 94
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 125 $ 13 $ 5,400 .00 04/17/2025 $ (415) $ (453) $ (38)
Total $ (415) $ (453) $ (38)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2025 Long 14 $ 3,957 $ (53)
Total $ (53)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .58 % Shares Held Value (000's)
Money Market Funds - 0 .58%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
63,360 $ 63
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
3,790,994 3,791
$ 3,854
TOTAL INVESTMENT COMPANIES $ 3,854
COMMON STOCKS - 99 .51 % Shares Held Value (000's)
Aerospace & Defense - 10 .07%
HEICO Corp - Class A 161,464 $ 34,064
TransDigm Group Inc 24,269 33,571
$ 67,635
Building Materials - 5 .74%
Martin Marietta Materials Inc 32,547 15,562
Vulcan Materials Co 98,598 23,003
$ 38,565
Chemicals - 1 .43%
Air Products and Chemicals Inc 17,822 5,256
Perimeter Solutions Inc
(d)
185,261 1,865
Sherwin-Williams Co/The 7,136 2,492
$ 9,613
Commercial Services - 1 .52%
Moody's Corp 4,365 2,033
Toast Inc
(d)
96,157 3,189
Verisk Analytics Inc 16,799 5,000
$ 10,222
Computers - 1 .83%
Gartner Inc
(d)
29,301 12,299
Distribution & Wholesale - 5 .92%
Copart Inc
(d)
565,110 31,980
Fastenal Co 100,392 7,785
$ 39,765
Diversified Financial Services - 2 .98%
Ares Management Corp 58,725 8,610
Brookfield Asset Management Ltd 112,864 5,468
Brookfield Wealth Solutions Ltd
(d),(e)
3,667 191
LPL Financial Holdings Inc 17,585 5,753
$ 20,022
Electric - 3 .24%
Brookfield Infrastructure Partners LP 556,534 16,579
Brookfield Renewable Corp 56,079 1,566
Brookfield Renewable Partners LP 164,821 3,652
$ 21,797
Electrical Components & Equipment - 0 .69%
AMETEK Inc 26,742 4,603
Electronics - 0 .88%
Mettler-Toledo International Inc
(d)
4,983 5,885
Entertainment - 3 .21%
Liberty Media Corp-Liberty Live - A Shares
(d)
623 42
Liberty Media Corp-Liberty Live - C Shares
(d)
3,795 259
Live Nation Entertainment Inc
(d)
128,950 16,838
Vail Resorts Inc 27,730 4,437
$ 21,576
Environmental Control - 1 .18%
Veralto Corp 12,966 1,264
Waste Connections Inc 34,260 6,687
$ 7,951
Healthcare - Products - 1 .38%
IDEXX Laboratories Inc
(d)
12,224 5,133
Waters Corp
(d)
11,229 4,139
$ 9,272
Home Builders - 1 .94%
Lennar Corp - A Shares 47,643 5,469
Lennar Corp - B Shares 966 105
NVR Inc
(d)
1,026 7,433
$ 13,007
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 12 .43%
Arch Capital Group Ltd 138,013 $ 13,274
Arthur J Gallagher & Co 25,835 8,919
Brown & Brown Inc 219,454 27,300
Markel Group Inc
(d)
9,408 17,589
Progressive Corp/The 25,904 7,331
Ryan Specialty Holdings Inc 48,348 3,572
W R Berkley Corp 77,356 5,505
$ 83,490
Internet - 0 .40%
VeriSign Inc
(d)
147 38
Wix.com Ltd
(d)
16,423 2,683
$ 2,721
Lodging - 5 .18%
Hilton Worldwide Holdings Inc 127,025 28,904
Hyatt Hotels Corp 47,851 5,862
$ 34,766
Machinery - Diversified - 0 .43%
Graco Inc 34,596 2,889
Media - 1 .84%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
11,391 928
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
126,951 11,427
$ 12,355
Private Equity - 8 .41%
Brookfield Corp 613,317 32,144
KKR & Co Inc 210,610 24,349
$ 56,493
Real Estate - 5 .54%
CBRE Group Inc
(d)
131,510 17,199
CoStar Group Inc
(d)
252,685 20,020
$ 37,219
REITs - 0 .10%
Millrose Properties Inc 24,319 645
Retail - 9 .16%
CarMax Inc
(d)
106,026 8,262
Domino's Pizza Inc 27,495 12,633
Floor & Decor Holdings Inc
(d)
47,996 3,862
O'Reilly Automotive Inc
(d)
23,109 33,105
Ross Stores Inc 28,449 3,635
$ 61,497
Semiconductors - 0 .98%
Entegris Inc 75,368 6,593
Software - 13 .03%
ANSYS Inc
(d)
8,035 2,544
Appfolio Inc
(d)
5,827 1,281
CCC Intelligent Solutions Holdings Inc
(d)
476,567 4,303
Constellation Software Inc/Canada 3,847 12,180
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,120 9,442
Jack Henry & Associates Inc 4,451 813
Lumine Group Inc
(d)
7,913 224
MSCI Inc 23,411 13,239
Procore Technologies Inc
(d)
48,762 3,219
Roper Technologies Inc 29,013 17,105
Tyler Technologies Inc
(d)
20,693 12,031
Veeva Systems Inc
(d)
48,237 11,173
$ 87,554
TOTAL COMMON STOCKS $ 668,434
Total Investments $ 672,288
Other Assets and Liabilities -  (0.09)% (587)
TOTAL NET ASSETS - 100.00% $ 671,701

Schedule of Investments
MidCap Account
March 31, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $63 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $63 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 1,386 $ 22,715 $ 20,310 $ 3,791
$ 1,386 $ 22,715 $ 20,310 $ 3,791
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .78 % Shares Held Value (000's)
Money Market Funds - 1 .78%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
3,792,442 $ 3,792
TOTAL INVESTMENT COMPANIES $ 3,792
COMMON STOCKS - 98 .11 % Shares Held Value (000's)
Aerospace & Defense - 0 .55%
RTX Corp 8,849 $ 1,172
Apparel - 1 .18%
Birkenstock Holding Plc
(c)
25,858 1,185
Deckers Outdoor Corp
(c)
11,849 1,325
$ 2,510
Automobile Manufacturers - 1 .56%
Cummins Inc 4,953 1,552
PACCAR Inc 12,569 1,224
Tesla Inc
(c)
2,075 538
$ 3,314
Banks - 4 .97%
East West Bancorp Inc 11,822 1,061
JPMorgan Chase & Co 26,052 6,391
Morgan Stanley 11,996 1,400
PNC Financial Services Group Inc/The 7,304 1,284
Wintrust Financial Corp 3,756 422
$ 10,558
Biotechnology - 1 .68%
Corteva Inc 27,507 1,731
Vertex Pharmaceuticals Inc
(c)
3,802 1,843
$ 3,574
Building Materials - 1 .21%
CRH PLC 17,298 1,522
Trane Technologies PLC 3,126 1,053
$ 2,575
Chemicals - 0 .92%
Linde PLC 4,179 1,946
Commercial Services - 0 .20%
Service Corp International/US 5,284 424
Computers - 6 .11%
Accenture PLC - Class A 3,125 975
Apple Inc 54,073 12,011
$ 12,986
Consumer Products - 1 .33%
Church & Dwight Co Inc 25,750 2,835
Cosmetics & Personal Care - 1 .79%
Procter & Gamble Co/The 22,270 3,795
Diversified Financial Services - 5 .20%
Ameriprise Financial Inc 4,562 2,208
Blackrock Inc 469 444
Nasdaq Inc 25,842 1,960
Visa Inc 18,409 6,452
$ 11,064
Electric - 1 .54%
Constellation Energy Corp 5,873 1,184
NextEra Energy Inc 29,563 2,096
$ 3,280
Electronics - 0 .26%
NEXTracker Inc
(c)
13,046 550
Environmental Control - 1 .78%
Republic Services Inc 15,636 3,786
Healthcare - Products - 2 .41%
Abbott Laboratories 13,129 1,742
GE HealthCare Technologies Inc 16,088 1,298
Thermo Fisher Scientific Inc 4,195 2,087
$ 5,127
Healthcare - Services - 2 .57%
Chemed Corp 1,577 970
HCA Healthcare Inc 6,585 2,275
UnitedHealth Group Inc 4,215 2,208
$ 5,453
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .46%
Berkshire Hathaway Inc - Class B
(c)
6,125 $ 3,262
Marsh & McLennan Cos Inc 8,056 1,966
Progressive Corp/The 7,490 2,120
$ 7,348
Internet - 11 .06%
Airbnb Inc
(c)
4,130 493
Alphabet Inc - A Shares 44,224 6,839
Amazon.com Inc
(c)
35,347 6,725
Meta Platforms Inc 10,934 6,302
Netflix Inc
(c)
949 885
Palo Alto Networks Inc
(c)
8,891 1,517
Shopify Inc
(c)
7,937 758
$ 23,519
Machinery - Construction & Mining - 1 .10%
Caterpillar Inc 2,667 880
GE Vernova Inc 3,713 1,133
Vertiv Holdings Co 4,639 335
$ 2,348
Machinery - Diversified - 0 .92%
Deere & Co 4,162 1,953
Mining - 0 .28%
Cameco Corp 14,534 598
Miscellaneous Manufacturers - 0 .96%
Parker-Hannifin Corp 3,361 2,043
Oil & Gas - 3 .25%
EOG Resources Inc 7,351 943
Exxon Mobil Corp 29,138 3,465
Marathon Petroleum Corp 12,102 1,763
Permian Resources Corp 52,827 732
$ 6,903
Pharmaceuticals - 5 .88%
AbbVie Inc 8,684 1,820
Eli Lilly & Co 4,220 3,485
McKesson Corp 4,837 3,255
Merck & Co Inc 15,313 1,375
Novartis AG ADR 23,127 2,578
$ 12,513
Pipelines - 0 .82%
Kinder Morgan Inc 60,842 1,736
Private Equity - 0 .62%
KKR & Co Inc 11,465 1,326
REITs - 2 .23%
Equinix Inc 1,938 1,580
Extra Space Storage Inc 12,660 1,880
Prologis Inc 11,519 1,288
$ 4,748
Retail - 8 .07%
Casey's General Stores Inc 6,978 3,029
Chipotle Mexican Grill Inc
(c)
20,141 1,011
Costco Wholesale Corp 3,799 3,593
Domino's Pizza Inc 3,188 1,465
Lululemon Athletica Inc
(c)
3,222 912
O'Reilly Automotive Inc
(c)
2,490 3,567
TJX Cos Inc/The 24,060 2,930
Tractor Supply Co 11,884 655
$ 17,162
Semiconductors - 8 .76%
Broadcom Inc 29,063 4,866
KLA Corp 1,803 1,226
Lam Research Corp 25,112 1,826
NVIDIA Corp 83,660 9,067
Taiwan Semiconductor Manufacturing Co Ltd ADR 9,869 1,638
$ 18,623
Software - 11 .66%
Adobe Inc
(c)
1,936 743
Broadridge Financial Solutions Inc 8,898 2,157
Datadog Inc
(c)
4,436 440

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Fair Isaac Corp
(c)
1,387 $ 2,558
Fiserv Inc
(c)
8,101 1,789
Microsoft Corp 28,819 10,818
Salesforce Inc 9,942 2,668
ServiceNow Inc
(c)
1,841 1,466
Twilio Inc
(c)
7,802 764
Workday Inc
(c)
5,986 1,398
$ 24,801
Telecommunications - 1 .85%
Arista Networks Inc
(c)
8,721 676
T-Mobile US Inc 12,241 3,265
$ 3,941
Transportation - 0 .89%
Old Dominion Freight Line Inc 6,352 1,051
Union Pacific Corp 3,564 842
$ 1,893
Water - 1 .04%
American Water Works Co Inc 15,007 2,214
TOTAL COMMON STOCKS $ 208,618
Total Investments $ 212,410
Other Assets and Liabilities -  0.11% 242
TOTAL NET ASSETS - 100.00% $ 212,652
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 4,286 $ 18,331 $ 18,825 $ 3,792
$ 4,286 $ 18,331 $ 18,825 $ 3,792
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .65%
Blue Chip Fund
(a)
166,264 $ 7,326
Core Fixed Income Fund
(a)
5,562,933 47,786
Diversified Real Asset Fund
(a)
52,336 599
Global Emerging Markets Fund
(a)
57,728 1,556
High Yield Fund
(a)
1,250,130 8,301
International Equity Fund
(a)
1,067,149 14,438
International Small Company Fund
(a)
64,509 669
LargeCap Growth Fund I
(a)
462,633 7,041
MidCap Fund
(a)
40,760 1,812
Real Estate Securities Fund
(a)
90,825 2,628
SmallCap Fund
(a)
90,833 2,364
SmallCap S&P 600 Index Fund
(a)
25,990 608
Small-MidCap Dividend Income Fund
(a)
84,638 1,519
$ 96,647
Principal Funds, Inc. Institutional Class - 33 .35%
Equity Income Fund
(a)
172,673 6,755
Inflation Protection Fund
(a)
978,571 7,662
LargeCap S&P 500 Index Fund
(a)
276,823 7,499
LargeCap Value Fund III
(a)
355,286 6,737
Short-Term Income Fund
(a)
1,634,513 19,712
$ 48,365
TOTAL INVESTMENT COMPANIES $ 145,012
Total Investments $ 145,012
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 145,011
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 7,740 $ 274 $ 355 $ 7,326
Core Fixed Income Fund 46,291 3,410 2,665 47,786
Diversified International Fund 13,650 585 15,157 —
Diversified Real Asset Fund 590 33 40 599
Equity Income Fund 6,793 305 355 6,755
Global Emerging Markets Fund 1,504 65 84 1,556
High Income Fund 1,045 12 1,249 —
High Yield Fund 8,635 1,759 1,806 8,301
High Yield Fund - Institutional Class — 1,208 1,208 —
Inflation Protection Fund 7,483 363 478 7,662
International Equity Fund — 14,806 151 14,438
International Small Company Fund 997 71 437 669
LargeCap Growth Fund I 7,746 274 355 7,041
LargeCap S&P 500 Index Fund 7,917 271 352 7,499
LargeCap Value Fund III 6,831 274 354 6,737
MidCap Fund 1,844 83 107 1,812
Real Estate Securities Fund 2,576 139 160 2,628
Short-Term Income Fund 19,247 1,424 1,087 19,712
SmallCap Fund 2,623 135 175 2,364
SmallCap S&P 600 Index Fund 326 345 — 608
Small-MidCap Dividend Income Fund 1,599 89 109 1,519
$ 145,437 $ 25,925 $ 26,684 $ 145,012
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
(a)
Blue Chip Fund $ — $ — $ — $ (333)
Core Fixed Income Fund 419 (11) — 761
Diversified International Fund — (1,564) 201 2,486
Diversified Real Asset Fund 2 — — 16
Equity Income Fund 31 (2) — 14
Global Emerging Markets Fund — — — 71
High Income Fund 12 (5) — 197
High Yield Fund 147 (16) — (271)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — 1 — 293
International Equity Fund — — — (217)
International Small Company Fund — (25) — 63
LargeCap Growth Fund I — (1) — (623)
LargeCap S&P 500 Index Fund — (1) — (336)
LargeCap Value Fund III — (1) — (13)
MidCap Fund — — — (8)
Real Estate Securities Fund 16 (1) — 74
Short-Term Income Fund 179 1 — 127
SmallCap Fund — — — (219)
SmallCap S&P 600 Index Fund — — — (63)
Small-MidCap Dividend Income Fund 6 — — (60)
$ 812 $ (1,625) $ 201 $ 1,959
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .45%
Blue Chip Fund
(a)
484,329 $ 21,339
Core Fixed Income Fund
(a)
10,047,496 86,308
Diversified Real Asset Fund
(a)
128,264 1,469
Global Emerging Markets Fund
(a)
165,957 4,473
High Yield Fund
(a)
2,056,928 13,658
International Equity Fund
(a)
3,113,276 42,123
International Small Company Fund
(a)
189,563 1,966
LargeCap Growth Fund I
(a)
1,349,592 20,541
MidCap Fund
(a)
119,715 5,321
Real Estate Securities Fund
(a)
195,081 5,646
SmallCap Fund
(a)
257,478 6,702
SmallCap S&P 600 Index Fund
(a)
69,526 1,625
Small-MidCap Dividend Income Fund
(a)
250,749 4,501
$ 215,672
Principal Funds, Inc. Institutional Class - 28 .55%
Equity Income Fund
(a)
507,156 19,840
Inflation Protection Fund
(a)
1,475,080 11,550
LargeCap S&P 500 Index Fund
(a)
778,193 21,081
LargeCap Value Fund III
(a)
1,042,869 19,773
Short-Term Income Fund
(a)
1,154,925 13,928
$ 86,172
TOTAL INVESTMENT COMPANIES $ 301,844
Total Investments $ 301,844
Other Assets and Liabilities -  0.00% (2)
TOTAL NET ASSETS - 100.00% $ 301,842
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 22,069 $ 739 $ 500 $ 21,339
Core Fixed Income Fund 81,727 5,544 2,323 86,308
Diversified International Fund 39,067 1,116 42,852 —
Diversified Real Asset Fund 1,404 64 40 1,469
Equity Income Fund 19,480 829 500 19,840
Global Emerging Markets Fund 4,215 176 119 4,473
High Income Fund 1,653 19 1,977 —
High Yield Fund 13,646 2,762 2,291 13,658
High Yield Fund - Institutional Class — 1,911 1,911 —
Inflation Protection Fund 10,989 504 381 11,550
International Equity Fund — 43,155 401 42,123
International Small Company Fund 2,721 188 1,049 1,966
LargeCap Growth Fund I 22,111 739 500 20,541
LargeCap S&P 500 Index Fund 21,793 721 489 21,081
LargeCap Value Fund III 19,579 739 501 19,773
MidCap Fund 5,269 229 156 5,321
Real Estate Securities Fund 5,378 268 158 5,646
Short-Term Income Fund 12,955 1,247 362 13,928
SmallCap Fund 7,202 364 246 6,702
SmallCap S&P 600 Index Fund 872 923 1 1,625
Small-MidCap Dividend Income Fund 4,591 240 151 4,501
$ 296,721 $ 62,477 $ 56,908 $ 301,844
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
(a)
Blue Chip Fund $ — $ 1 $ — $ (970)
Core Fixed Income Fund 748 (2) — 1,362
Diversified International Fund — 2,264 582 405
Diversified Real Asset Fund 5 — — 41
Equity Income Fund 90 — — 31
Global Emerging Markets Fund — — — 201
High Income Fund 19 (7) — 312
High Yield Fund 234 (18) — (441)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — — — 438
International Equity Fund — 7 — (638)
International Small Company Fund — (7) — 113
LargeCap Growth Fund I — (3) — (1,806)
LargeCap S&P 500 Index Fund — 1 — (945)
LargeCap Value Fund III — — — (44)
MidCap Fund — — — (21)
Real Estate Securities Fund 34 (1) — 159
Short-Term Income Fund 122 — — 88
SmallCap Fund — (2) — (616)
SmallCap S&P 600 Index Fund — — — (169)
Small-MidCap Dividend Income Fund 17 (1) — (178)
$ 1,269 $ 2,232 $ 582 $ (2,678)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .52%
Blue Chip Fund
(a)
396,937 $ 17,489
Core Fixed Income Fund
(a)
3,775,885 32,435
Global Emerging Markets Fund
(a)
135,120 3,642
High Yield Fund
(a)
853,203 5,665
International Equity Fund
(a)
2,576,512 34,860
International Small Company Fund
(a)
173,918 1,804
LargeCap Growth Fund I
(a)
1,106,460 16,840
MidCap Fund
(a)
103,359 4,594
Real Estate Securities Fund
(a)
148,593 4,300
SmallCap Fund
(a)
219,660 5,718
SmallCap S&P 600 Index Fund
(a)
58,926 1,378
Small-MidCap Dividend Income Fund
(a)
214,969 3,859
$ 132,584
Principal Funds, Inc. Institutional Class - 27 .48%
Equity Income Fund
(a)
419,455 16,409
LargeCap S&P 500 Index Fund
(a)
645,584 17,489
LargeCap Value Fund III
(a)
862,471 16,352
$ 50,250
TOTAL INVESTMENT COMPANIES $ 182,834
Total Investments $ 182,834
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 182,833
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 17,589 $ 943 $ 249 $ 17,489
Core Fixed Income Fund 29,668 2,784 524 32,435
Diversified International Fund 31,392 1,388 34,955 —
Equity Income Fund 15,623 1,017 249 16,409
Global Emerging Markets Fund 3,320 221 59 3,642
High Income Fund 611 7 787 —
High Yield Fund 5,278 1,230 611 5,665
High Yield Fund - Institutional Class — 762 762 —
International Equity Fund — 35,496 110 34,860
International Small Company Fund 2,312 243 846 1,804
LargeCap Growth Fund I 17,629 943 248 16,840
LargeCap S&P 500 Index Fund 17,588 932 245 17,489
LargeCap Value Fund III 15,700 943 248 16,352
MidCap Fund 4,403 286 76 4,594
Real Estate Securities Fund 3,957 295 72 4,300
SmallCap Fund 5,916 447 118 5,718
SmallCap S&P 600 Index Fund 739 782 — 1,378
Small-MidCap Dividend Income Fund 3,788 300 75 3,859
$ 175,513 $ 49,019 $ 40,234 $ 182,834
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
(a)
Blue Chip Fund $ — $ — $ — $ (794)
Core Fixed Income Fund 278 — — 507
Diversified International Fund — 795 478 1,380
Equity Income Fund 74 — — 18
Global Emerging Markets Fund — — — 160
High Income Fund 7 (3) — 172
High Yield Fund 93 (4) — (228)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 1 — (527)
International Small Company Fund — (4) — 99
LargeCap Growth Fund I — (1) — (1,483)
LargeCap S&P 500 Index Fund — — — (786)
LargeCap Value Fund III — — — (43)
MidCap Fund — — — (19)
Real Estate Securities Fund 26 — — 120
SmallCap Fund — — — (527)
SmallCap S&P 600 Index Fund — — — (143)
Small-MidCap Dividend Income Fund 15 — — (154)
$ 493 $ 784 $ 478 $ (2,248)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .73%
Blue Chip Fund
(a)
218,765 $ 9,639
Core Fixed Income Fund
(a)
338,466 2,907
Global Emerging Markets Fund
(a)
73,924 1,992
High Yield Fund
(a)
134,012 890
International Equity Fund
(a)
1,413,267 19,121
International Small Company Fund
(a)
87,292 905
LargeCap Growth Fund I
(a)
610,027 9,285
MidCap Fund
(a)
57,572 2,559
Real Estate Securities Fund
(a)
66,614 1,928
SmallCap Fund
(a)
119,544 3,112
SmallCap S&P 600 Index Fund
(a)
34,372 804
Small-MidCap Dividend Income Fund
(a)
119,704 2,149
$ 55,291
Principal Funds, Inc. Institutional Class - 33 .27%
Equity Income Fund
(a)
230,437 9,015
LargeCap S&P 500 Index Fund
(a)
353,323 9,571
LargeCap Value Fund III
(a)
473,518 8,978
$ 27,564
TOTAL INVESTMENT COMPANIES $ 82,855
Total Investments $ 82,855
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 82,854
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,954 $ 414 $ 295 $ 9,639
Core Fixed Income Fund 2,736 238 112 2,907
Diversified International Fund 17,701 639 19,560 —
Equity Income Fund 8,836 455 293 9,015
Global Emerging Markets Fund 1,874 98 69 1,992
High Income Fund 93 1 122 —
High Yield Fund 832 185 90 890
High Yield Fund - Institutional Class — 118 118 —
International Equity Fund — 19,487 78 19,121
International Small Company Fund 1,280 107 532 905
LargeCap Growth Fund I 9,982 414 293 9,285
LargeCap S&P 500 Index Fund 9,879 412 293 9,571
LargeCap Value Fund III 8,875 414 294 8,978
MidCap Fund 2,531 127 90 2,559
Real Estate Securities Fund 1,833 109 69 1,928
SmallCap Fund 3,338 203 144 3,112
SmallCap S&P 600 Index Fund 430 457 — 804
Small-MidCap Dividend Income Fund 2,189 133 89 2,149
$ 82,363 $ 24,011 $ 22,541 $ 82,855
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
(a)
Blue Chip Fund $ — $ — $ — $ (434)
Core Fixed Income Fund 25 — — 45
Diversified International Fund — 221 264 999
Equity Income Fund 41 — — 17
Global Emerging Markets Fund — — — 89
High Income Fund 1 — — 28
High Yield Fund 14 — — (37)
High Yield Fund - Institutional Class — — — —
International Equity Fund — — — (288)
International Small Company Fund — 12 — 38
LargeCap Growth Fund I — — — (818)
LargeCap S&P 500 Index Fund — 2 — (429)
LargeCap Value Fund III — — — (17)
MidCap Fund — 1 — (10)
Real Estate Securities Fund 12 — — 55
SmallCap Fund — 1 — (286)
SmallCap S&P 600 Index Fund — — — (83)
Small-MidCap Dividend Income Fund 8 — — (84)
$ 101 $ 237 $ 264 $ (1,215)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .02%
Blue Chip Fund
(a)
79,737 $ 3,513
Core Fixed Income Fund
(a)
98,208 844
Global Emerging Markets Fund
(a)
26,711 720
High Yield Fund
(a)
40,776 271
International Equity Fund
(a)
511,847 6,925
International Small Company Fund
(a)
30,004 311
LargeCap Growth Fund I
(a)
222,555 3,387
MidCap Fund
(a)
20,096 893
Real Estate Securities Fund
(a)
23,850 690
SmallCap Fund
(a)
42,792 1,114
SmallCap S&P 600 Index Fund
(a)
12,832 300
Small-MidCap Dividend Income Fund
(a)
41,249 741
$ 19,709
Principal Funds, Inc. Institutional Class - 33 .98%
Equity Income Fund
(a)
84,616 3,310
LargeCap S&P 500 Index Fund
(a)
130,966 3,548
LargeCap Value Fund III
(a)
173,408 3,288
$ 10,146
TOTAL INVESTMENT COMPANIES $ 29,855
Total Investments $ 29,855
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 29,855
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 3,552 $ 301 $ 182 $ 3,513
Core Fixed Income Fund 822 101 92 844
Diversified International Fund 6,429 336 7,210 —
Equity Income Fund 3,198 288 182 3,310
Global Emerging Markets Fund 694 58 65 720
High Income Fund 24 — 31 —
High Yield Fund 264 60 43 271
High Yield Fund - Institutional Class — 30 30 —
International Equity Fund — 7,087 54 6,925
International Small Company Fund 494 62 264 311
LargeCap Growth Fund I 3,565 301 183 3,387
LargeCap S&P 500 Index Fund 3,547 339 180 3,548
LargeCap Value Fund III 3,209 266 181 3,288
MidCap Fund 895 74 74 893
Real Estate Securities Fund 668 61 58 690
SmallCap Fund 1,256 120 168 1,114
SmallCap S&P 600 Index Fund 142 190 (2) 300
Small-MidCap Dividend Income Fund 789 76 98 741
$ 29,548 $ 9,750 $ 9,093 $ 29,855
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
(a)
Blue Chip Fund $ — $ — $ — $ (158)
Core Fixed Income Fund 7 — — 13
Diversified International Fund — 139 94 306
Equity Income Fund 15 — — 6
Global Emerging Markets Fund — — — 33
High Income Fund — — — 7
High Yield Fund 5 — — (10)
High Yield Fund - Institutional Class — — — —
International Equity Fund — — — (108)
International Small Company Fund — (3) — 22
LargeCap Growth Fund I — — — (296)
LargeCap S&P 500 Index Fund — — — (158)
LargeCap Value Fund III — — — (6)
MidCap Fund — — — (2)
Real Estate Securities Fund 4 — — 19
SmallCap Fund — 1 — (95)
SmallCap S&P 600 Index Fund — — — (34)
Small-MidCap Dividend Income Fund 3 — — (26)
$ 34 $ 137 $ 94 $ (487)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .04%
Blue Chip Fund
(a)
49,308 $ 2,172
Core Fixed Income Fund
(a)
2,153,819 18,501
Diversified Real Asset Fund
(a)
19,370 222
Global Emerging Markets Fund
(a)
16,838 454
High Yield Fund
(a)
509,120 3,381
International Equity Fund
(a)
320,561 4,337
International Small Company Fund
(a)
19,134 198
LargeCap Growth Fund I
(a)
137,168 2,088
MidCap Fund
(a)
12,829 570
Real Estate Securities Fund
(a)
33,022 956
SmallCap Fund
(a)
27,507 716
SmallCap S&P 600 Index Fund
(a)
7,684 180
Small-MidCap Dividend Income Fund
(a)
26,740 480
$ 34,255
Principal Funds, Inc. Institutional Class - 34 .96%
Equity Income Fund
(a)
51,456 2,013
Inflation Protection Fund
(a)
397,803 3,115
LargeCap S&P 500 Index Fund
(a)
79,900 2,164
LargeCap Value Fund III
(a)
105,805 2,006
Short-Term Income Fund
(a)
755,456 9,111
$ 18,409
TOTAL INVESTMENT COMPANIES $ 52,664
Total Investments $ 52,664
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 52,666
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 2,327 $ 71 $ 128 $ 2,172
Core Fixed Income Fund 18,193 1,237 1,226 18,501
Diversified International Fund 4,150 148 4,582 —
Diversified Real Asset Fund 222 10 16 222
Equity Income Fund 2,054 80 127 2,013
Global Emerging Markets Fund 445 16 29 454
High Income Fund 444 5 531 —
High Yield Fund 3,557 720 775 3,381
High Yield Fund - Institutional Class — 514 514 —
Inflation Protection Fund 3,101 128 236 3,115
International Equity Fund — 4,511 110 4,337
International Small Company Fund 303 18 135 198
LargeCap Growth Fund I 2,329 71 126 2,088
LargeCap S&P 500 Index Fund 2,317 71 126 2,164
LargeCap Value Fund III 2,064 71 127 2,006
MidCap Fund 589 21 38 570
Real Estate Securities Fund 952 44 68 956
Short-Term Income Fund 9,059 589 597 9,111
SmallCap Fund 807 31 56 716
SmallCap S&P 600 Index Fund 96 102 — 180
Small-MidCap Dividend Income Fund 514 23 38 480
$ 53,523 $ 8,481 $ 9,585 $ 52,664
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
(a)
Blue Chip Fund $ — $ — $ — $ (98)
Core Fixed Income Fund 165 — — 297
Diversified International Fund — (316) 61 600
Diversified Real Asset Fund 1 — — 6
Equity Income Fund 9 — — 6
Global Emerging Markets Fund — — — 22
High Income Fund 5 (2) — 84
High Yield Fund 60 (7) — (114)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund — — — 122
International Equity Fund — 1 — (65)
International Small Company Fund — 9 — 3
LargeCap Growth Fund I — (1) — (185)
LargeCap S&P 500 Index Fund — 1 — (99)
LargeCap Value Fund III — — — (2)
MidCap Fund — — — (2)
Real Estate Securities Fund 6 — — 28
Short-Term Income Fund 84 — — 60
SmallCap Fund — (1) — (65)
SmallCap S&P 600 Index Fund — — — (18)
Small-MidCap Dividend Income Fund 2 — — (19)
$ 332 $ (316) $ 61 $ 561
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .05 % Shares Held Value (000's)
Money Market Funds - 1 .05%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
2,704,044 $ 2,704
TOTAL INVESTMENT COMPANIES $ 2,704
COMMON STOCKS - 98 .58 % Shares Held Value (000's)
Entertainment - 0 .45%
Marriott Vacations Worldwide Corp 18,203 $ 1,170
REITs - 98 .13%
American Healthcare REIT Inc 143,492 4,348
American Homes 4 Rent 195,501 7,392
American Tower Corp 124,820 27,161
Americold Realty Trust Inc 229,441 4,924
AvalonBay Communities Inc 58,927 12,647
Broadstone Net Lease Inc 153,016 2,607
Cousins Properties Inc 148,840 4,391
Digital Realty Trust Inc 51,771 7,418
EastGroup Properties Inc 12,305 2,167
Equinix Inc 22,948 18,711
Equity LifeStyle Properties Inc 54,043 3,605
Equity Residential 94,429 6,759
Essex Property Trust Inc 17,802 5,458
Extra Space Storage Inc 79,585 11,818
Gaming and Leisure Properties Inc 94,531 4,812
Healthpeak Properties Inc 262,098 5,300
InvenTrust Properties Corp 82,968 2,437
Invitation Homes Inc 254,017 8,852
Iron Mountain Inc 6,955 598
Kilroy Realty Corp 65,883 2,158
National Health Investors Inc 34,085 2,517
NETSTREIT Corp 161,299 2,557
Prologis Inc 128,091 14,319
Regency Centers Corp 129,528 9,554
Rexford Industrial Realty Inc 114,831 4,496
Ryman Hospitality Properties Inc 42,033 3,843
Sabra Health Care REIT Inc 288,784 5,045
Saul Centers Inc 6,320 228
SBA Communications Corp 36,271 7,980
Simon Property Group Inc 40,076 6,656
Sunstone Hotel Investors Inc 149,371 1,406
Terreno Realty Corp 6,288 397
Ventas Inc 218,555 15,028
VICI Properties Inc 301,043 9,820
Vornado Realty Trust 78,980 2,921
Welltower Inc 139,628 21,392
Weyerhaeuser Co 70,727 2,071
$ 253,793
TOTAL COMMON STOCKS $ 254,963
Total Investments $ 257,667
Other Assets and Liabilities -  0.37% 963
TOTAL NET ASSETS - 100.00% $ 258,630
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 6,031 $ 9,077 $ 12,404 $ 2,704
$ 6,031 $ 9,077 $ 12,404 $ 2,704
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .55%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
3,050,540 $ 3,051
Principal Exchange-Traded Funds - 18 .31%
Principal International Equity ETF
(a)
797,853 21,009
Principal U.S. Mega-Cap ETF
(a)
1,056,807 60,006
Principal U.S. Small-Cap ETF
(a)
275,600 13,383
Principal Value ETF
(a)
148,000 7,262
$ 101,660
Principal Funds, Inc. Class R-6 - 36 .53%
Blue Chip Fund
(a)
459,026 20,225
Core Fixed Income Fund
(a)
10,581,034 90,891
Diversified Real Asset Fund
(a)
1,369,855 15,685
Global Emerging Markets Fund
(a)
433,371 11,679
High Yield Fund
(a)
2,616,359 17,373
International Equity Index Fund
(a)
217,646 2,579
International Small Company Fund
(a)
483,822 5,017
LargeCap Growth Fund I
(a)
1,129,026 17,184
Small-MidCap Dividend Income Fund
(a)
437,820 7,859
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,559,798 14,319
$ 202,811
Principal Funds, Inc. Institutional Class - 32 .70%
Bond Market Index Fund
(a)
4,173,167 35,555
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,212,504 10,840
Inflation Protection Fund
(a)
1,975,611 15,469
LargeCap S&P 500 Index Fund
(a)
398,628 10,799
LargeCap Value Fund III
(a)
1,571,880 29,803
Overseas Fund
(a)
1,880,091 19,102
Principal Capital Appreciation Fund
(a)
642,506 49,974
Short-Term Income Fund
(a)
833,764 10,055
$ 181,597
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .93%
Equity Income Account
(a)
1,118,349 34,702
Government & High Quality Bond Account
(a)
820,762 6,952
MidCap Account
(a)
300,504 20,732
Real Estate Securities Account
(a)
205,278 3,865
$ 66,251
TOTAL INVESTMENT COMPANIES $ 555,370
Total Investments $ 555,370
Other Assets and Liabilities -  (0.02)% (134)
TOTAL NET ASSETS - 100.00% $ 555,236
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,669 $ 81 $ 9,760 $ 20,225
Bond Market Index Fund 29,595 6,292 1,248 35,555
Core Fixed Income Fund 95,295 1,220 7,142 90,891
Diversified International Fund 19,951 460 21,870 —
Diversified Real Asset Fund 16,308 85 1,167 15,685
Equity Income Account 41,295 248 7,306 34,702
Finisterre Emerging Markets Total Return Bond Fund 11,079 267 623 10,840
Global Emerging Markets Fund 12,289 106 1,307 11,679
Government & High Quality Bond Account 7,468 53 788 6,952
High Yield Fund 15,304 2,776 506 17,373
Inflation Protection Fund 11,514 3,952 542 15,469
International Equity Index Fund 2,598 30 259 2,579
International Small Company Fund 5,236 46 591 5,017
LargeCap Growth Fund I 20,291 90 1,726 17,184
LargeCap S&P 500 Index Fund 12,449 63 1,230 10,799
LargeCap Value Fund III 32,339 227 2,752 29,803
MidCap Account 22,905 118 2,268 20,732
Overseas Fund 19,033 183 2,162 19,102
Principal Capital Appreciation Fund 53,194 3,624 3,886 49,974
Principal Government Money Market Fund - Class R-6 4.18% 4,522 6,159 7,630 3,051
Principal International Equity ETF — 21,510 — 21,009
Principal U.S. Mega-Cap ETF 66,922 — 3,649 60,006
Principal U.S. Small-Cap ETF 16,591 — 2,589 13,383
Principal Value ETF — 7,462 — 7,262
Real Estate Securities Account 3,947 35 260 3,865
Short-Term Income Fund 10,561 177 752 10,055
Small-MidCap Dividend Income Fund 8,809 72 713 7,859
Spectrum Preferred and Capital Securities Income Fund 14,984 266 951 14,319
$ 585,148 $ 55,602 $ 83,677 $ 555,370
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6,225 $ — $ (6,990)
Bond Market Index Fund — (61) — 977
Core Fixed Income Fund 841 (859) — 2,377
Diversified International Fund — 4,271 295 (2,812)
Diversified Real Asset Fund 56 (113) — 572
Equity Income Account — 4,659 — (4,194)
Finisterre Emerging Markets Total Return Bond Fund 191 (100) — 217
Global Emerging Markets Fund — (19) — 610
Government & High Quality Bond Account — (35) — 254
High Yield Fund 274 — — (201)
Inflation Protection Fund — (73) — 618
International Equity Index Fund — 16 — 194
International Small Company Fund — 31 — 295
LargeCap Growth Fund I — (300) — (1,171)
LargeCap S&P 500 Index Fund — 245 — (728)
LargeCap Value Fund III — 7 — (18)
MidCap Account — 7 — (30)
Overseas Fund — (184) — 2,232
Principal Capital Appreciation Fund — 376 — (3,334)
Principal Government Money Market Fund - Class R-6 4.18% 39 — — —
Principal International Equity ETF — — — (501)
Principal U.S. Mega-Cap ETF — 1,282 — (4,549)
Principal U.S. Small-Cap ETF — 516 — (1,135)
Principal Value ETF — — — (200)
Real Estate Securities Account — 8 — 135
Short-Term Income Fund 97 (8) — 77
Small-MidCap Dividend Income Fund 30 (40) — (269)
Spectrum Preferred and Capital Securities Income Fund 183 (92) — 112
$ 1,711 $ 15,759 $ 295 $ (17,462)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
1,036,804 $ 1,037
Principal Exchange-Traded Funds - 11 .97%
Principal International Equity ETF
(a)
149,241 3,930
Principal U.S. Mega-Cap ETF
(a)
192,030 10,904
Principal U.S. Small-Cap ETF
(a)
45,200 2,195
Principal Value ETF
(a)
31,000 1,521
$ 18,550
Principal Funds, Inc. Class R-6 - 44 .86%
Blue Chip Fund
(a)
90,992 4,009
Core Fixed Income Fund
(a)
5,146,119 44,205
Diversified Real Asset Fund
(a)
299,957 3,435
Global Emerging Markets Fund
(a)
81,696 2,202
High Yield Fund
(a)
726,022 4,821
International Equity Index Fund
(a)
62,224 737
International Small Company Fund
(a)
84,805 879
LargeCap Growth Fund I
(a)
108,647 1,654
Small-MidCap Dividend Income Fund
(a)
139,898 2,511
Spectrum Preferred and Capital Securities Income
Fund
(a)
549,359 5,043
$ 69,496
Principal Funds, Inc. Institutional Class - 32 .56%
Bond Market Index Fund
(a)
1,945,312 16,574
Finisterre Emerging Markets Total Return Bond
Fund
(a)
792,827 7,088
Inflation Protection Fund
(a)
847,183 6,633
LargeCap S&P 500 Index Fund
(a)
80,783 2,188
LargeCap Value Fund III
(a)
134,605 2,552
Overseas Fund
(a)
242,975 2,469
Principal Capital Appreciation Fund
(a)
113,532 8,831
Short-Term Income Fund
(a)
340,561 4,107
$ 50,442
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .96%
Equity Income Account
(a)
260,361 8,079
Government & High Quality Bond Account
(a)
429,525 3,638
MidCap Account
(a)
37,653 2,598
Real Estate Securities Account
(a)
59,351 1,117
$ 15,432
TOTAL INVESTMENT COMPANIES $ 154,957
Total Investments $ 154,957
Other Assets and Liabilities -  (0.02)% (35)
TOTAL NET ASSETS - 100.00% $ 154,922
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 6,845 $ 49 $ 2,743 $ 4,009
Bond Market Index Fund 14,986 2,003 846 16,574
Core Fixed Income Fund 45,030 1,227 2,768 44,205
Diversified International Fund 3,846 75 4,195 —
Diversified Real Asset Fund 3,633 108 407 3,435
Equity Income Account 9,991 148 2,186 8,079
Finisterre Emerging Markets Total Return Bond Fund 7,515 292 798 7,088
Global Emerging Markets Fund 2,402 25 335 2,202
Government & High Quality Bond Account 3,968 54 495 3,638
High Yield Fund 4,654 523 303 4,821
Inflation Protection Fund 6,104 619 340 6,633
International Equity Index Fund 709 23 52 737
International Small Company Fund 861 25 60 879
LargeCap Growth Fund I 2,057 29 284 1,654
LargeCap S&P 500 Index Fund 2,422 315 460 2,188
LargeCap Value Fund III 2,866 51 367 2,552
MidCap Account 2,904 63 367 2,598
Overseas Fund 2,478 20 289 2,469
Principal Capital Appreciation Fund 9,654 838 1,160 8,831
Principal Government Money Market Fund - Class R-6 4.18% 1,525 1,341 1,829 1,037
Principal International Equity ETF — 4,023 — 3,930
Principal U.S. Mega-Cap ETF 12,488 — 1,006 10,904
Principal U.S. Small-Cap ETF 2,728 — 432 2,195
Principal Value ETF — 1,561 — 1,521
Real Estate Securities Account 1,127 19 70 1,117
Short-Term Income Fund 4,417 98 436 4,107
Small-MidCap Dividend Income Fund 2,787 85 267 2,511
Spectrum Preferred and Capital Securities Income Fund 5,408 131 503 5,043
$ 163,405 $ 13,745 $ 22,998 $ 154,957
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,824 $ — $ (1,966)
Bond Market Index Fund — (48) — 479
Core Fixed Income Fund 397 (351) — 1,067
Diversified International Fund — 833 55 (559)
Diversified Real Asset Fund 12 16 — 85
Equity Income Account — 1,285 — (1,159)
Finisterre Emerging Markets Total Return Bond Fund 126 (131) — 210
Global Emerging Markets Fund — (10) — 120
Government & High Quality Bond Account — (26) — 137
High Yield Fund 78 8 — (61)
Inflation Protection Fund — (47) — 297
International Equity Index Fund — 2 — 55
International Small Company Fund — — — 53
LargeCap Growth Fund I — (5) — (143)
LargeCap S&P 500 Index Fund — 93 — (182)
LargeCap Value Fund III — 11 — (9)
MidCap Account — — — (2)
Overseas Fund — (20) — 280
Principal Capital Appreciation Fund — 199 — (700)
Principal Government Money Market Fund - Class R-6 4.18% 13 — — —
Principal International Equity ETF — — — (93)
Principal U.S. Mega-Cap ETF — 330 — (908)
Principal U.S. Small-Cap ETF — 104 — (205)
Principal Value ETF — — — (40)
Real Estate Securities Account — 1 — 40
Short-Term Income Fund 40 (3) — 31
Small-MidCap Dividend Income Fund 10 (12) — (82)
Spectrum Preferred and Capital Securities Income Fund 64 (47) — 54
$ 740 $ 4,006 $ 55 $ (3,201)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .53%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
2,079,962 $ 2,080
Principal Exchange-Traded Funds - 21 .25%
Principal International Equity ETF
(a)
644,356 16,967
Principal U.S. Mega-Cap ETF
(a)
837,311 47,543
Principal U.S. Small-Cap ETF
(a)
264,400 12,839
Principal Value ETF
(a)
124,000 6,085
$ 83,434
Principal Funds, Inc. Class R-6 - 30 .48%
Blue Chip Fund
(a)
515,015 22,692
Core Fixed Income Fund
(a)
3,603,385 30,953
Diversified Real Asset Fund
(a)
1,112,125 12,734
Global Emerging Markets Fund
(a)
471,407 12,704
High Yield Fund
(a)
769,410 5,109
International Equity Index Fund
(a)
322,240 3,818
International Small Company Fund
(a)
548,959 5,693
LargeCap Growth Fund I
(a)
1,041,473 15,851
Small-MidCap Dividend Income Fund
(a)
296,783 5,327
Spectrum Preferred and Capital Securities Income
Fund
(a)
523,291 4,804
$ 119,685
Principal Funds, Inc. Institutional Class - 31 .74%
Bond Market Index Fund
(a)
1,301,059 11,085
Finisterre Emerging Markets Total Return Bond
Fund
(a)
484,544 4,332
Inflation Protection Fund
(a)
785,221 6,148
LargeCap S&P 500 Index Fund
(a)
331,969 8,993
LargeCap Value Fund III
(a)
1,513,599 28,698
Overseas Fund
(a)
1,638,441 16,647
Principal Capital Appreciation Fund
(a)
626,297 48,713
$ 124,616
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .03%
Equity Income Account
(a)
1,230,704 38,189
Government & High Quality Bond Account
(a)
246,158 2,085
MidCap Account
(a)
260,394 17,964
Real Estate Securities Account
(a)
249,229 4,693
$ 62,931
TOTAL INVESTMENT COMPANIES $ 392,746
Total Investments $ 392,746
Other Assets and Liabilities -  (0.03)% (114)
TOTAL NET ASSETS - 100.00% $ 392,632
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,657 $ 5 $ 7,067 $ 22,692
Bond Market Index Fund 10,493 446 154 11,085
Core Fixed Income Fund 31,692 377 1,627 30,953
Diversified International Fund 16,144 256 17,576 —
Diversified Real Asset Fund 12,805 48 483 12,734
Equity Income Account 41,986 52 4,220 38,189
Finisterre Emerging Markets Total Return Bond Fund 4,280 101 93 4,332
Global Emerging Markets Fund 11,139 1,506 437 12,704
Government & High Quality Bond Account 2,086 11 75 2,085
High Yield Fund 4,118 1,179 126 5,109
Inflation Protection Fund 2,705 3,293 40 6,148
International Equity Index Fund 3,652 24 149 3,818
International Small Company Fund 5,649 31 331 5,693
LargeCap Growth Fund I 17,855 45 642 15,851
LargeCap S&P 500 Index Fund 9,872 74 548 8,993
LargeCap Value Fund III 29,404 101 759 28,698
MidCap Account 18,790 402 1,187 17,964
Overseas Fund 15,967 44 1,049 16,647
Principal Capital Appreciation Fund 51,280 1,618 1,326 48,713
Principal Government Money Market Fund - Class R-6 4.18% 4,573 3,536 6,029 2,080
Principal International Equity ETF — 17,371 — 16,967
Principal U.S. Mega-Cap ETF 52,665 — 2,516 47,543
Principal U.S. Small-Cap ETF 15,350 — 1,887 12,839
Principal Value ETF — 6,280 — 6,085
Real Estate Securities Account 4,723 23 218 4,693
Small-MidCap Dividend Income Fund 5,683 47 192 5,327
Spectrum Preferred and Capital Securities Income Fund 4,954 81 237 4,804
$ 408,522 $ 36,951 $ 48,968 $ 392,746
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 4,262 $ — $ (5,165)
Bond Market Index Fund — (5) — 305
Core Fixed Income Fund 283 (264) — 775
Diversified International Fund — 3,670 239 (2,494)
Diversified Real Asset Fund 46 (47) — 411
Equity Income Account — 1,016 — (645)
Finisterre Emerging Markets Total Return Bond Fund 75 (15) — 59
Global Emerging Markets Fund — (13) — 509
Government & High Quality Bond Account — (3) — 66
High Yield Fund 77 — — (62)
Inflation Protection Fund — (3) — 193
International Equity Index Fund — 8 — 283
International Small Company Fund — 5 — 339
LargeCap Growth Fund I — (144) — (1,263)
LargeCap S&P 500 Index Fund — 43 — (448)
LargeCap Value Fund III — (2) — (46)
MidCap Account — 2 — (43)
Overseas Fund — (119) — 1,804
Principal Capital Appreciation Fund — 21 — (2,880)
Principal Government Money Market Fund - Class R-6 4.18% 36 — — —
Principal International Equity ETF — — — (404)
Principal U.S. Mega-Cap ETF — 905 — (3,511)
Principal U.S. Small-Cap ETF — 376 — (1,000)
Principal Value ETF — — — (195)
Real Estate Securities Account — 2 — 163
Small-MidCap Dividend Income Fund 20 (11) — (200)
Spectrum Preferred and Capital Securities Income Fund 61 (23) — 29
$ 598 $ 9,661 $ 239 $ (13,420)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
869,530 $ 870
Principal Exchange-Traded Funds - 11 .67%
Principal Active High Yield ETF
(a)
121,116 2,307
Principal International Equity ETF
(a)
117,630 3,097
Principal U.S. Mega-Cap ETF
(a)
128,407 7,291
Principal U.S. Small-Cap ETF
(a)
12,000 583
Principal Value ETF
(a)
12,000 589
$ 13,867
Principal Funds, Inc. Class R-6 - 43 .41%
Core Fixed Income Fund
(a)
4,860,660 41,753
Diversified Real Asset Fund
(a)
82,955 950
Global Emerging Markets Fund
(a)
21,911 591
High Yield Fund
(a)
315,728 2,096
LargeCap Growth Fund I
(a)
35,159 535
Small-MidCap Dividend Income Fund
(a)
103,289 1,854
Spectrum Preferred and Capital Securities Income
Fund
(a)
412,623 3,788
$ 51,567
Principal Funds, Inc. Institutional Class - 35 .74%
Bond Market Index Fund
(a)
1,788,792 15,240
Finisterre Emerging Markets Total Return Bond
Fund
(a)
765,006 6,839
Inflation Protection Fund
(a)
918,137 7,189
LargeCap S&P 500 Index Fund
(a)
42,246 1,144
LargeCap Value Fund III
(a)
133,293 2,527
Overseas Fund
(a)
107,839 1,096
Principal Capital Appreciation Fund
(a)
53,999 4,200
Short-Term Income Fund
(a)
349,962 4,221
$ 42,456
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .47%
Equity Income Account
(a)
102,756 3,189
Government & High Quality Bond Account
(a)
611,980 5,183
MidCap Account
(a)
15,268 1,053
Real Estate Securities Account
(a)
33,881 638
$ 10,063
TOTAL INVESTMENT COMPANIES $ 118,823
Total Investments $ 118,823
Other Assets and Liabilities -  (0.02)% (27)
TOTAL NET ASSETS - 100.00% $ 118,796
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 15,939 $ 183 $ 1,305 $ 15,240
Core Fixed Income Fund 43,753 613 3,308 41,753
Diversified International Fund 3,041 51 3,309 —
Diversified Real Asset Fund 1,220 14 317 950
Equity Income Account 3,952 11 821 3,189
Finisterre Emerging Markets Total Return Bond Fund 7,245 182 665 6,839
Global Emerging Markets Fund — 620 17 591
Government & High Quality Bond Account 5,623 45 645 5,183
High Yield Fund 1,376 981 233 2,096
Inflation Protection Fund 7,498 49 642 7,189
LargeCap Growth Fund I 1,268 3 711 535
LargeCap S&P 500 Index Fund 1,322 10 137 1,144
LargeCap Value Fund III 2,761 22 255 2,527
MidCap Account 1,297 6 251 1,053
Overseas Fund 1,147 9 179 1,096
Principal Active High Yield ETF 2,323 — — 2,307
Principal Capital Appreciation Fund 5,034 534 1,124 4,200
Principal Government Money Market Fund - Class R-6 4.18% 1,222 583 935 870
Principal International Equity ETF — 3,171 — 3,097
Principal U.S. Mega-Cap ETF 8,789 — 1,133 7,291
Principal U.S. Small-Cap ETF 769 — 162 583
Principal Value ETF — 618 — 589
Real Estate Securities Account 658 9 53 638
Short-Term Income Fund 4,638 79 525 4,221
Small-MidCap Dividend Income Fund 2,218 26 320 1,854
Spectrum Preferred and Capital Securities Income Fund 4,178 77 472 3,788
$ 127,271 $ 7,896 $ 17,519 $ 118,823
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ (62) $ — $ 485
Core Fixed Income Fund 385 (400) — 1,095
Diversified International Fund — 361 44 (144)
Diversified Real Asset Fund 3 28 — 5
Equity Income Account — 534 — (487)
Finisterre Emerging Markets Total Return Bond Fund 121 (109) — 186
Global Emerging Markets Fund — — — (12)
Government & High Quality Bond Account — (33) — 193
High Yield Fund 28 19 — (47)
Inflation Protection Fund — (87) — 371
LargeCap Growth Fund I — 64 — (89)
LargeCap S&P 500 Index Fund — 26 — (77)
LargeCap Value Fund III — (1) — —
MidCap Account — — — 1
Overseas Fund — (22) — 141
Principal Active High Yield ETF 29 — — (16)
Principal Capital Appreciation Fund — 240 — (484)
Principal Government Money Market Fund - Class R-6 4.18% 11 — — —
Principal International Equity ETF — — — (74)
Principal U.S. Mega-Cap ETF — 371 — (736)
Principal U.S. Small-Cap ETF — 19 — (43)
Principal Value ETF — — — (29)
Real Estate Securities Account — — — 24
Short-Term Income Fund 41 (4) — 33
Small-MidCap Dividend Income Fund 7 (16) — (54)
Spectrum Preferred and Capital Securities Income Fund 49 (33) — 38
$ 674 $ 895 $ 44 $ 280
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .55%
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(b)
2,404,522 $ 2,405
Principal Exchange-Traded Funds - 26 .16%
Principal International Equity ETF
(a)
1,007,722 26,536
Principal U.S. Mega-Cap ETF
(a)
1,045,000 59,335
Principal U.S. Small-Cap ETF
(a)
339,100 16,467
Principal Value ETF
(a)
238,000 11,678
$ 114,016
Principal Funds, Inc. Class R-6 - 22 .83%
Blue Chip Fund
(a)
539,193 23,757
Diversified Real Asset Fund
(a)
1,297,870 14,861
Global Emerging Markets Fund
(a)
677,171 18,250
International Equity Index Fund
(a)
460,088 5,452
International Small Company Fund
(a)
1,033,506 10,717
LargeCap Growth Fund I
(a)
1,389,555 21,149
Small-MidCap Dividend Income Fund
(a)
295,157 5,298
$ 99,484
Principal Funds, Inc. Institutional Class - 33 .35%
Bond Market Index Fund
(a)
393,712 3,354
Inflation Protection Fund
(a)
296,178 2,319
LargeCap S&P 500 Index Fund
(a)
469,278 12,713
LargeCap Value Fund III
(a)
2,107,472 39,958
Overseas Fund
(a)
2,328,901 23,662
Principal Capital Appreciation Fund
(a)
814,035 63,315
$ 145,321
Principal Variable Contracts Funds, Inc.  Class 1 - 17 .14%
Equity Income Account
(a)
1,542,326 47,858
MidCap Account
(a)
328,181 22,641
Real Estate Securities Account
(a)
221,332 4,168
$ 74,667
TOTAL INVESTMENT COMPANIES $ 435,893
Total Investments $ 435,893
Other Assets and Liabilities -  (0.03)% (129)
TOTAL NET ASSETS - 100.00% $ 435,764
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 38,705 $ 131 $ 14,181 $ 23,757
Bond Market Index Fund — 3,380 69 3,354
Diversified International Fund 24,772 792 27,379 —
Diversified Real Asset Fund 14,910 53 528 14,861
Equity Income Account 55,040 340 8,074 47,858
Global Emerging Markets Fund 15,789 2,655 907 18,250
Inflation Protection Fund — 2,330 68 2,319
International Equity Index Fund 5,379 108 466 5,452
International Small Company Fund 10,321 299 544 10,717
LargeCap Growth Fund I 23,707 157 832 21,149
LargeCap S&P 500 Index Fund 13,668 146 526 12,713
LargeCap Value Fund III 40,715 400 1,080 39,958
MidCap Account 23,354 168 811 22,641
Overseas Fund 22,763 205 1,741 23,662
Principal Capital Appreciation Fund 67,368 2,315 2,629 63,315
Principal Government Money Market Fund - Class R-6 4.18% 3,194 8,283 9,072 2,405
Principal International Equity ETF — 27,168 — 26,536
Principal U.S. Mega-Cap ETF 62,852 — 125 59,335
Principal U.S. Small-Cap ETF 18,667 — 1,349 16,467
Principal Value ETF — 12,013 — 11,678
Real Estate Securities Account 3,892 135 — 4,168
Small-MidCap Dividend Income Fund 5,696 76 261 5,298
$ 450,792 $ 61,154 $ 70,642 $ 435,893
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6,753 $ — $ (7,651)
Bond Market Index Fund — — — 43
Diversified International Fund — 4,732 373 (2,917)
Diversified Real Asset Fund 53 (60) — 486
Equity Income Account — 1,268 — (716)
Global Emerging Markets Fund — (8) — 721
Inflation Protection Fund — 1 — 56
International Equity Index Fund — 20 — 411
International Small Company Fund — (76) — 717
LargeCap Growth Fund I — (13) — (1,870)
LargeCap S&P 500 Index Fund — (3) — (572)
LargeCap Value Fund III — (11) — (66)
MidCap Account — (7) — (63)
Overseas Fund — (183) — 2,618
Principal Capital Appreciation Fund — (24) — (3,715)
Principal Government Money Market Fund - Class R-6 4.18% 29 — — —
Principal International Equity ETF — — — (632)
Principal U.S. Mega-Cap ETF — 39 — (3,431)
Principal U.S. Small-Cap ETF — 269 — (1,120)
Principal Value ETF — — — (335)
Real Estate Securities Account — — — 141
Small-MidCap Dividend Income Fund 20 (18) — (195)
$ 102 $ 12,679 $ 373 $ (18,090)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .50 % Shares Held Value (000's)
Money Market Funds - 2 .50%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
1,509,920 $ 1,510
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
1,687,840 1,688
$ 3,198
TOTAL INVESTMENT COMPANIES $ 3,198
BONDS - 92 .85%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .52%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 406
Lockheed Martin Corp
4.50%, 02/15/2029 650 652
Northrop Grumman Corp
4.60%, 02/01/2029 500 502
RTX Corp
5.75%, 11/08/2026 375 382
$ 1,942
Agriculture - 0 .73%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 200 198
4.10%, 01/07/2028 250 247
4.20%, 09/17/2029 500 491
$ 936
Airlines - 0 .76%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
453 451
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 392
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
132 132
$ 975
Automobile Asset Backed Securities - 5 .31%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 113 113
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 134 134
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
312 312
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
312 312
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
91 91
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
272 272
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
167 168
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
208 208
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 466
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 31 31
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 160 160
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 388 389
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 350 350
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 600 600
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 37 37
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 $ 400 $ 400
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
290 289
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
235 235
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 160 160
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 199
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 406
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 200 200
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
191 192
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
335 336
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
350 350
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 17 17
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 376 377
$ 6,804
Banks - 17 .32%
Bank of America Corp
1.20%, 10/24/2026
(e)
400 392
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 596
Secured Overnight Financing Rate + 1.15%
4.98%, 01/24/2029
(e)
350 353
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
350 355
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 512
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 583
Secured Overnight Financing Rate + 0.60%
5.00%, 01/27/2029
(e)
350 354
Secured Overnight Financing Rate + 0.67%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 293
4.40%, 09/08/2028
(e)
400 398
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 481
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 404
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 306
5.99%, 10/03/2028 160 167
Citibank NA
4.88%, 11/19/2027
(e)
250 251
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
900 874
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
400 395
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 405
Secured Overnight Financing Rate + 1.36%

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 $ 200 $ 205
6.82%, 11/20/2029
(e)
400 424
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e),(f)
100 100
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 483
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 499
Secured Overnight Financing Rate + 1.73%
5.16%, 12/09/2026 320 320
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(e)
500 507
Secured Overnight Financing Rate + 1.08%
5.73%, 04/25/2030
(e)
400 413
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 680
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
700 685
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
350 348
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 200
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
250 252
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 309
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 616
Morgan Stanley
1.59%, 05/04/2027
(e)
550 533
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 289
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 298
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
250 251
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 456
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
300 305
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
125 128
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 309
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
400 405
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(e)
400 400
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.64%, 11/15/2028 400 404
Secured Overnight Financing Rate + 1.30%
PNC Financial Services Group Inc/The
5.22%, 01/29/2031
(e)
250 254
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026
(f)
600 584
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
$ 500 $ 507
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Swedbank AB
5.00%, 11/20/2029
(d),(f)
400 405
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 583
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 337
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
300 323
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 733
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e),(f)
150 152
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 178
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.19%, 04/30/2026
(e)
400 399
Secured Overnight Financing Rate + 2.00%
5.24%, 01/24/2031
(e)
175 178
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
300 307
Secured Overnight Financing Rate + 1.07%
$ 22,184
Biotechnology - 0 .47%
Amgen Inc
5.15%, 03/02/2028 400 407
Gilead Sciences Inc
4.80%, 11/15/2029 200 202
$ 609
Building Materials - 0 .24%
Vulcan Materials Co
4.95%, 12/01/2029 300 303
Chemicals - 0 .21%
Westlake Corp
3.60%, 08/15/2026 268 264
Commercial Mortgage Backed Securities - 9 .38%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
459 448
BFLD Commercial Mortgage Trust 2024-UNIV
5.81%, 11/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
5.86%, 06/15/2037
(d)
260 259
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.28%, 11/15/2038
(d)
343 342
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.10%, 06/15/2038
(d)
263 262
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.13%, 09/15/2036
(d)
1,000 991
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2024-AIRC
6.01%, 08/15/2039
(d)
$ 500 $ 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.61%, 12/15/2039
(d)
188 187
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
5.07%, 10/15/2026
(d)
303 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.94%, 10/15/2036
(d)
300 298
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
5.47%, 02/15/2035
(d)
350 346
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
ELP Commercial Mortgage Trust 2021-ELP
5.14%, 11/15/2038
(d)
749 746
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
460 456
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.48%, 04/15/2038
(d)
718 717
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.62%, 03/15/2042
(d)
400 398
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.76%, 10/15/2041
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.91%, 06/15/2039
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2022-BMR Mortgage Trust
5.61%, 05/15/2039
(d)
800 775
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.91%, 05/15/2041
(d)
500 494
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.23%, 04/15/2038
(d)
305 304
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.13%, 07/15/2038
(d)
650 646
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.13%, 01/15/2039
(d)
456 453
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
4.92%, 10/15/2036
(d)
577 573
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
PRM5 Trust 2025-PRM5
4.17%, 03/10/2033
(d),(g)
$ 200 $ 196
SREIT Trust 2021-MFP
5.16%, 11/15/2038
(d)
528 525
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.60%, 04/15/2042
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
5.54%, 03/15/2040
(d),(g)
500 501
$ 12,016
Computers - 1 .44%
Apple Inc
1.13%, 05/11/2025 600 598
Dell International LLC / EMC Corp
4.75%, 04/01/2028
(h)
100 100
5.00%, 04/01/2030
(h)
150 151
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 598
4.55%, 10/15/2029 400 396
$ 1,843
Diversified Financial Services - 0 .28%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 350 361
Electric - 7 .48%
AES Corp/The
1.38%, 01/15/2026 600 584
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 145
5.95%, 03/30/2029
(d)
500 518
Consumers Energy Co
4.90%, 02/15/2029
(f)
375 380
DTE Energy Co
1.05%, 06/01/2025 250 248
3.40%, 06/15/2029 200 190
Duke Energy Corp
0.90%, 09/15/2025 500 492
Evergy Kansas Central Inc
4.70%, 03/13/2028 100 100
Exelon Corp
5.15%, 03/15/2029 320 325
Fortis Inc/Canada
3.06%, 10/04/2026 656 641
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 169
4.90%, 03/15/2029 300 303
5.75%, 09/01/2025 800 803
OGE Energy Corp
5.45%, 05/15/2029 400 409
PacifiCorp
5.10%, 02/15/2029 450 458
Public Service Enterprise Group Inc
0.80%, 08/15/2025 700 690
4.90%, 03/15/2030 100 100
5.20%, 04/01/2029 300 306
5.88%, 10/15/2028 350 364
Southern Co/The
5.50%, 03/15/2029 500 516
Southwestern Electric Power Co
1.65%, 03/15/2026 600 583
Tampa Electric Co
4.90%, 03/01/2029 110 111
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 783

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Public Service Corp
4.55%, 12/01/2029 $ 125 $ 125
Xcel Energy Inc
1.75%, 03/15/2027 250 237
$ 9,580
Environmental Control - 0 .08%
Republic Services Inc
4.75%, 07/15/2030 100 101
Food - 0 .64%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 310 313
Mars Inc
4.60%, 03/01/2028
(d)
200 201
4.80%, 03/01/2030
(d)
300 302
$ 816
Forest Products & Paper - 0 .31%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 394
Gas - 0 .66%
NiSource Inc
0.95%, 08/15/2025 700 691
5.25%, 03/30/2028 150 152
$ 843
Healthcare - Products - 0 .40%
Solventum Corp
5.40%, 03/01/2029 500 510
Healthcare - Services - 1 .40%
Centene Corp
4.25%, 12/15/2027 750 732
Cigna Group/The
1.25%, 03/15/2026 208 202
HCA Inc
5.25%, 06/15/2026 700 702
5.88%, 02/01/2029 150 154
$ 1,790
Home Equity Asset Backed Securities - 1 .21%
JP Morgan Mortgage Trust 2023-HE1
6.09%, 11/25/2053
(d)
68 69
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.04%, 03/20/2054
(d)
377 379
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.94%, 05/25/2054
(d)
235 236
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.54%, 02/25/2055
(d)
478 478
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-HE1
5.49%, 07/20/2055
(d)
385 384
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 1,546
Insurance - 2 .69%
Aon North America Inc
5.15%, 03/01/2029 700 712
Arthur J Gallagher & Co
4.85%, 12/15/2029 150 151
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
300 293
1.10%, 06/23/2025
(d)
600 595
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
3.50%, 11/01/2027 $ 209 $ 204
New York Life Global Funding
4.60%, 12/05/2029
(d)
200 201
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 486
4.96%, 01/13/2030
(d)
300 304
5.07%, 03/25/2027
(d)
500 507
$ 3,453
Internet - 0 .38%
eBay Inc
1.40%, 05/10/2026 500 483
Machinery - Diversified - 0 .16%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 203
Media - 0 .45%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 68 68
6.10%, 06/01/2029 500 516
$ 584
Mining - 0 .58%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 400
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 247
5.19%, 04/01/2030
(d),(h)
100 100
$ 747
Mortgage Backed Securities - 5 .53%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
250 250
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
351 354
CHL Mortgage Pass-Through Trust 2003-46
6.54%, 01/19/2034
(g)
8 7
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
97 87
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
900 905
JP Morgan Mortgage Trust 2004-A3
6.95%, 07/25/2034
(g)
3 3
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
254 232
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
279 280
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
487 488
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
291 292
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d)
300 300
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
130 117
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
250 249
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
347 309
PHH Mortgage Trust Series 2008-CIM1
6.69%, 06/25/2038 28 25
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
669 595

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
$ 124 $ 115
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
346 308
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
491 435
Sequoia Mortgage Trust 2024-1
5.99%, 01/25/2054
(d),(g)
421 421
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
149 149
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
846 850
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
6 6
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
205 174
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
79 73
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
58 52
$ 7,085
Office & Business Equipment - 0 .30%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 386
Oil & Gas - 1 .23%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
165 165
Chevron USA Inc
0.69%, 08/12/2025 200 197
Diamondback Energy Inc
5.15%, 01/30/2030 350 355
5.20%, 04/18/2027 400 405
Occidental Petroleum Corp
5.20%, 08/01/2029 300 300
Phillips 66
3.85%, 04/09/2025 150 150
$ 1,572
Oil & Gas Services - 0 .32%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 203
5.00%, 11/15/2029
(d)
200 203
$ 406
Other Asset Backed Securities - 13 .83%
1988 CLO 2 Ltd
5.49%, 04/15/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
37 Capital CLO II
5.59%, 07/15/2034
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.82%, 07/20/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
0.00%, 04/20/2038
(d),(h),(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
AMMC CLO 15 Ltd
5.68%, 01/15/2032
(d)
146 146
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Bardot CLO Ltd
5.27%, 10/22/2032
(d)
$ 450 $ 448
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
197 198
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,576
1.69%, 07/15/2060
(d)
450 444
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 139 139
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
212 213
Dewolf Park CLO Ltd
5.48%, 10/15/2030
(d)
444 444
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
76 76
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
300 300
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
254 256
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
132 132
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
353 354
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 20 20
KKR CLO 18 Ltd
5.49%, 07/18/2030
(d)
208 208
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.10%, 10/20/2030
(d)
332 332
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
180 181
Lake Shore MM CLO II Ltd
5.70%, 10/17/2031
(d)
645 644
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.49%, 10/21/2030
(d)
651 651
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Maranon Loan Funding 2021-3 Ltd
6.05%, 10/15/2036
(d)
300 302
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.50%, 04/15/2032
(d)
873 873
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
22 21
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
325 335
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
447 443
New Mountain CLO 6 Ltd
6.04%, 10/15/2037
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
New Mountain CLO 7 Ltd
5.48%, 03/31/2038
(d)
$ 250 $ 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.80%, 07/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.84%, 04/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.35%, 04/15/2030
(d)
129 129
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
5.80%, 10/20/2031
(d)
49 49
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
4.85%, 02/15/2030
(d)
450 454
4.95%, 02/15/2029
(d)
650 655
5.52%, 10/15/2028
(d)
200 203
TCI-Flatiron CLO 2016-1 Ltd
5.40%, 01/17/2032
(d)
139 139
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
714 715
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 758
Verizon Master Trust
4.17%, 08/20/2030 250 249
4.35%, 08/20/2032
(d)
250 249
4.49%, 01/22/2029 700 700
4.62%, 11/20/2030 300 302
4.89%, 04/13/2028 1,000 1,000
5.16%, 06/20/2029 600 605
Voya 2012-4 Ltd
5.56%, 10/15/2030
(d)
177 177
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 17,723
Packaging & Containers - 0 .66%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
450 434
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
400 407
$ 841
Pharmaceuticals - 2 .01%
AbbVie Inc
4.80%, 03/15/2029 500 506
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 406
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 509
Eli Lilly & Co
4.50%, 02/09/2029 500 504
4.55%, 02/12/2028 250 252
4.75%, 02/12/2030 100 102
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 300
$ 2,579
Pipelines - 3 .15%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 543
6.06%, 08/15/2026
(d)
150 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
5.30%, 04/05/2029 $ 150 $ 153
5.90%, 11/15/2026 525 535
Energy Transfer LP
4.40%, 03/15/2027 250 249
5.55%, 02/15/2028 300 307
Kinder Morgan Inc
5.00%, 02/01/2029 500 504
5.10%, 08/01/2029 200 202
ONEOK Inc
4.25%, 09/24/2027 500 496
4.40%, 10/15/2029 300 295
5.55%, 11/01/2026 300 304
Williams Cos Inc/The
5.40%, 03/02/2026 300 302
$ 4,042
REITs - 2 .29%
American Tower Corp
5.00%, 01/31/2030 200 201
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 261
5.49%, 03/15/2053
(d)
500 508
Crown Castle Inc
1.35%, 07/15/2025 250 248
CubeSmart LP
4.00%, 11/15/2025 65 65
Public Storage Operating Co
5.08%, 04/16/2027 450 452
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 475
1.88%, 07/15/2050
(d)
125 122
2.33%, 07/15/2052
(d)
653 608
$ 2,940
Semiconductors - 1 .41%
Advanced Micro Devices Inc
4.21%, 09/24/2026
(f)
200 200
4.32%, 03/24/2028 200 201
Broadcom Inc
5.05%, 07/12/2029 350 355
Micron Technology Inc
6.75%, 11/01/2029 325 349
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 200
Texas Instruments Inc
4.60%, 02/08/2029
(f)
500 505
$ 1,810
Software - 1 .60%
Oracle Corp
4.20%, 09/27/2029 400 392
4.80%, 08/03/2028 350 353
Roper Technologies Inc
1.00%, 09/15/2025 300 296
4.50%, 10/15/2029 300 298
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 505
5.40%, 06/12/2029 200 205
$ 2,049
Student Loan Asset Backed Securities - 4 .61%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
48 46
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
53 51
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
101 92
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
198 173

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
$ 198 $ 164
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
250 218
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
112 103
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
515 520
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
2 2
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
9 9
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
46 45
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
80 76
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
84 78
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
95 88
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
55 52
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
70 64
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
537 488
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
94 85
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
252 223
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
275 241
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
160 144
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
187 190
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
321 326
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
368 342
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
118 109
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
232 217
SLM Private Credit Student Loan Trust 2004-A
4.96%, 06/15/2033 17 17
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.85%, 06/15/2039 265 257
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.76%, 12/15/2039 104 101
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
238 213
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
234 218
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
420 392
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
295 276
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
295 293
$ 5,913
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .51%
AT&T Inc
1.70%, 03/25/2026 $ 400 $ 389
Cisco Systems Inc
4.75%, 02/24/2030 350 355
4.85%, 02/26/2029 500 509
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 100
4.24%, 07/15/2048
(d)
290 283
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
300 301
$ 1,937
Transportation - 0 .30%
Ryder System Inc
1.75%, 09/01/2026 400 384
TOTAL BONDS $ 118,954
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5 .93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.94%, 09/01/2035 $ 3 $ 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
6.49%, 04/01/2033 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
6.52%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.71%, 02/01/2037 5 5
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.01%
6.75%, 01/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
7.37%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 19
U.S. Treasury - 5 .91%
3.25%, 06/30/2029 1,350 1,314
3.88%, 12/31/2029 400 399
4.63%, 06/30/2025 3,300 3,302
5.00%, 09/30/2025 2,550 2,560
$ 7,575
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 7,597
Total Investments $ 129,749
Other Assets and Liabilities -  (1.28)% (1,637)
TOTAL NET ASSETS - 100.00% $ 128,112
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,510 or
1.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,868 or 45.95% of net assets.

Schedule of Investments
Short-Term Income Account
March 31, 2025 (unaudited)
See accompanying notes.

(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,468 or 1.15% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 8,662 $ 15,282 $ 22,256 $ 1,688
$ 8,662 $ 15,282 $ 22,256 $ 1,688
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 41 $ — $ — $ —
$ 41 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2025 Long 38 $ 4,110 $ 54
Total $ 54
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .78 % Shares Held Value (000's)
Money Market Funds - 1 .78%
BlackRock Liquidity FedFund - Institutional Class
4.23%
(a),(b)
1,390,200 $ 1,390
Principal Government Money Market Fund - Class
R-6 4.18%
(a),(c)
1,324,060 1,324
$ 2,714
TOTAL INVESTMENT COMPANIES $ 2,714
COMMON STOCKS - 98 .76 % Shares Held Value (000's)
Aerospace & Defense - 1 .46%
AAR Corp
(d)
18,300 $ 1,024
Curtiss-Wright Corp 3,800 1,206
$ 2,230
Agriculture - 1 .38%
Darling Ingredients Inc
(d)
32,500 1,015
Vital Farms Inc
(d)
35,800 1,091
$ 2,106
Apparel - 0 .66%
PVH Corp 15,500 1,002
Automobile Parts & Equipment - 0 .50%
Visteon Corp
(d)
9,800 761
Banks - 10 .70%
Ameris Bancorp 26,500 1,526
First Horizon Corp 110,200 2,140
First Merchants Corp 20,600 833
FNB Corp/PA 126,658 1,704
Independent Bank Corp/MI 17,700 545
National Bank Holdings Corp 16,100 616
Pinnacle Financial Partners Inc 18,300 1,940
Popular Inc 26,100 2,411
Trustmark Corp 13,100 452
UMB Financial Corp 25,300 2,558
Webster Financial Corp 14,807 763
Wintrust Financial Corp 7,300 821
$ 16,309
Biotechnology - 8 .32%
Akero Therapeutics Inc
(d)
8,656 350
Axsome Therapeutics Inc
(d)
10,800 1,260
Bicycle Therapeutics PLC ADR
(d)
21,900 186
Bridgebio Pharma Inc
(d)
36,000 1,245
Cytokinetics Inc
(d)
12,600 506
Denali Therapeutics Inc
(d)
39,000 530
Immunocore Holdings PLC ADR
(d)
16,300 484
Immunovant Inc
(d)
27,600 472
Insmed Inc
(d)
58,847 4,489
Iovance Biotherapeutics Inc
(d)
160,900 536
SpringWorks Therapeutics Inc
(d)
38,300 1,690
Structure Therapeutics Inc ADR
(d)
26,700 462
Viking Therapeutics Inc
(d)
19,400 468
$ 12,678
Building Materials - 3 .71%
Eagle Materials Inc 3,657 811
Louisiana-Pacific Corp 9,400 865
Modine Manufacturing Co
(d)
24,000 1,842
SPX Technologies Inc
(d)
6,300 811
Trex Co Inc
(d)
22,700 1,319
$ 5,648
Chemicals - 0 .20%
Koppers Holdings Inc 10,816 303
Commercial Services - 3 .39%
Huron Consulting Group Inc
(d)
9,100 1,305
Remitly Global Inc
(d)
20,200 420
Stride Inc
(d)
17,500 2,214
Verra Mobility Corp
(d)
54,600 1,229
$ 5,168
Computers - 2 .27%
Parsons Corp
(d)
22,300 1,320
SailPoint Inc
(d),(e)
18,500 347
Varonis Systems Inc
(d)
44,400 1,796
$ 3,463
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .63%
Quanex Building Products Corp 51,800 $ 963
Distribution & Wholesale - 1 .13%
WESCO International Inc 11,100 1,724
Diversified Financial Services - 4 .72%
Janus Henderson Group PLC 48,200 1,742
Lazard Inc 48,000 2,078
Marex Group PLC 14,400 509
OneMain Holdings Inc 20,900 1,022
Stifel Financial Corp 19,500 1,838
$ 7,189
Electric - 1 .23%
Portland General Electric Co 41,900 1,869
Electrical Components & Equipment - 1 .03%
EnerSys 17,200 1,575
Electronics - 2 .56%
Advanced Energy Industries Inc 15,500 1,477
TD SYNNEX Corp 14,032 1,459
Vishay Intertechnology Inc 60,400 960
$ 3,896
Engineering & Construction - 2 .74%
Dycom Industries Inc
(d)
12,600 1,920
MYR Group Inc
(d)
8,400 950
Sterling Infrastructure Inc
(d)
9,600 1,087
TopBuild Corp
(d)
700 213
$ 4,170
Entertainment - 2 .27%
Caesars Entertainment Inc
(d)
25,600 640
TKO Group Holdings Inc 18,500 2,827
$ 3,467
Food - 1 .45%
Performance Food Group Co
(d)
28,200 2,217
Gas - 1 .35%
Southwest Gas Holdings Inc 28,600 2,054
Hand & Machine Tools - 1 .05%
Regal Rexnord Corp 14,100 1,605
Healthcare - Products - 2 .88%
Castle Biosciences Inc
(d)
49,100 983
Exact Sciences Corp
(d)
26,200 1,134
Natera Inc
(d)
16,099 2,277
$ 4,394
Healthcare - Services - 2 .30%
Addus HomeCare Corp
(d)
12,500 1,236
LifeStance Health Group Inc
(d)
108,500 723
RadNet Inc
(d)
31,100 1,546
$ 3,505
Home Builders - 1 .73%
Taylor Morrison Home Corp
(d)
43,900 2,636
Insurance - 4 .10%
Abacus Global Management Inc
(d)
24,462 183
Axis Capital Holdings Ltd 7,900 792
CNO Financial Group Inc 38,571 1,607
Essent Group Ltd 23,200 1,339
Lincoln National Corp 64,700 2,323
$ 6,244
Internet - 0 .01%
Lulu's Fashion Lounge Holdings Inc
(d)
30,928 12
Iron & Steel - 1 .16%
Commercial Metals Co 38,400 1,767
Leisure Products & Services - 1 .79%
Life Time Group Holdings Inc
(d)
77,700 2,347
Lindblad Expeditions Holdings Inc
(d)
40,900 379
$ 2,726
Machinery - Diversified - 4 .38%
Chart Industries Inc
(d)
18,700 2,700
Mueller Water Products Inc - Class A 87,700 2,229
Zurn Elkay Water Solutions Corp 52,800 1,741
$ 6,670

Schedule of Investments
SmallCap Account
March 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0 .43%
Fabrinet
(d)
3,340 $ 660
Oil & Gas - 2 .45%
Chord Energy Corp 11,200 1,263
Civitas Resources Inc 27,700 966
Gulfport Energy Corp
(d)
3,600 663
Patterson-UTI Energy Inc 102,700 844
$ 3,736
Oil & Gas Services - 1 .10%
ChampionX Corp 46,900 1,397
Helix Energy Solutions Group Inc
(d)
33,900 282
$ 1,679
Packaging & Containers - 1 .27%
Graphic Packaging Holding Co 74,300 1,929
Pharmaceuticals - 2 .33%
AdaptHealth Corp
(d)
32,800 356
BellRing Brands Inc
(d)
13,500 1,005
Collegium Pharmaceutical Inc
(d)
44,800 1,337
Dexcom Inc
(d)
4,600 314
Vaxcyte Inc
(d)
14,200 536
$ 3,548
Real Estate - 0 .72%
Newmark Group Inc 90,500 1,101
REITs - 5 .73%
Agree Realty Corp 34,800 2,686
American Healthcare REIT Inc 19,600 594
Cousins Properties Inc 47,800 1,410
First Industrial Realty Trust Inc 34,200 1,846
Ladder Capital Corp 55,800 637
Rexford Industrial Realty Inc 39,700 1,554
$ 8,727
Retail - 2 .12%
American Eagle Outfitters Inc 38,500 447
BJ's Wholesale Club Holdings Inc
(d)
18,000 2,054
Caleres Inc 42,700 736
$ 3,237
Semiconductors - 2 .23%
Allegro MicroSystems Inc
(d)
49,200 1,237
Entegris Inc 12,300 1,076
SiTime Corp
(d)
7,100 1,085
$ 3,398
Software - 6 .92%
Agilysys Inc
(d)
9,600 696
Clearwater Analytics Holdings Inc
(d)
43,400 1,163
DigitalOcean Holdings Inc
(d)
26,400 882
DoubleVerify Holdings Inc
(d)
31,000 415
Jamf Holding Corp
(d)
33,500 407
JFrog Ltd
(d)
40,200 1,286
Manhattan Associates Inc
(d)
4,400 761
Privia Health Group Inc
(d)
68,200 1,531
Progress Software Corp 18,700 963
ServiceTitan Inc
(d),(e)
10,636 1,012
Sophia Genetics SA
(d)
49,800 165
Sprout Social Inc
(d)
31,837 700
Vertex Inc
(d)
16,391 574
$ 10,555
Telecommunications - 0 .62%
Credo Technology Group Holding Ltd
(d)
23,375 939
Transportation - 1 .26%
Teekay Tankers Ltd 25,900 991
World Kinect Corp 32,600 925
$ 1,916
Water - 0 .48%
American States Water Co 9,400 740
TOTAL COMMON STOCKS $ 150,516
Total Investments $ 153,230
Other Assets and Liabilities -  (0.54)% (816)
TOTAL NET ASSETS - 100.00% $ 152,414
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,390 or
0.91% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,345 or 0.88% of net assets.

Schedule of Investments
SmallCap Account
March 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 494 $ 8,454 $ 7,624 $ 1,324
$ 494 $ 8,454 $ 7,624 $ 1,324
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 81 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 80 .90%
iShares Core S&P 500 ETF
(a)
31,831 $ 17,886
SPDR Portfolio S&P 500 ETF
(a)
70,711 4,650
SPDR S&P 500 ETF Trust
(a)
6,397 3,578
Vanguard S&P 500 ETF
(a)
10,439 5,365
$ 31,479
Money Market Funds - 0 .35%
Principal Government Money Market Fund - Class
R-6 4.18%
(b),(c)
137,958 138
TOTAL INVESTMENT COMPANIES $ 31,617
TOTAL PURCHASED OPTIONS - 16.42% $ 6,389
Total Investments $ 38,006
Other Assets and Liabilities -  2.33% 905
TOTAL NET ASSETS - 100.00% $ 38,911
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$15,744 or 40.46% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 124 $ 2,825 $ 2,811 $ 138
$ 124 $ 2,825 $ 2,811 $ 138
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 78 $ 8 $ 5 .61 03/31/2026 $ 4,290 $ 4,303 $ 13
Put - S&P 500 Mini Index
(a)
N/A 648 65 $ 561 .19 03/31/2026 2,106 2,086 (20)
Total $ 6,396 $ 6,389 $ (7)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 203 $ 20 $ 617 .31 03/31/2026 $ (395) $ (387) $ 8
Put - S&P 500 Mini Index
(a)
N/A 648 65 $ 505 .07 03/31/2026 (1,116) (1,116) —
Total $ (1,511) $ (1,503) $ 8
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 89 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 88 .93%
iShares Core S&P 500 ETF
(a)
65,245 $ 36,661
SPDR Portfolio S&P 500 ETF 144,920 9,530
SPDR S&P 500 ETF Trust
(a)
13,103 7,330
Vanguard S&P 500 ETF 21,381 10,988
$ 64,509
Money Market Funds - 0 .12%
Principal Government Money Market Fund - Class
R-6 4.18%
(b),(c)
89,278 89
TOTAL INVESTMENT COMPANIES $ 64,598
TOTAL PURCHASED OPTIONS - 17.84% $ 12,944
Total Investments $ 77,542
Other Assets and Liabilities -  (6.89)% (4,995)
TOTAL NET ASSETS - 100.00% $ 72,547
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$27,162 or 37.44% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ — $ 41,200 $ 41,111 $ 89
$ — $ 41,200 $ 41,111 $ 89
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 142 $ 14 $ 5 .88 12/31/2025 $ 8,252 $ 7,826 $ (426)
Put - S&P 500 Mini Index
(a)
N/A 1,305 131 $ 588 .16 12/31/2025 3,631 5,118 1,487
Total $ 11,883 $ 12,944 $ 1,061
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 474 $ 47 $ 646 .98 12/31/2025 $ (824) $ (227) $ 597
Put - S&P 500 Mini Index
(a)
N/A 1,305 131 $ 529 .34 12/31/2025 (1,959) (2,556) (597)
Total $ (2,783) $ (2,783) $ —
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 86 .99 % Shares Held Value (000's)
Exchange-Traded Funds - 86 .88%
iShares Core S&P 500 ETF
(a)
31,514 $ 17,708
SPDR Portfolio S&P 500 ETF
(a)
70,219 4,618
SPDR S&P 500 ETF Trust
(a)
6,315 3,532
Vanguard S&P 500 ETF
(a)
10,328 5,308
$ 31,166
Money Market Funds - 0 .11%
Principal Government Money Market Fund - Class
R-6 4.18%
(b),(c)
40,007 40
TOTAL INVESTMENT COMPANIES $ 31,206
TOTAL PURCHASED OPTIONS - 13.31% $ 4,773
Total Investments $ 35,979
Other Assets and Liabilities -  (0.30)% (107)
TOTAL NET ASSETS - 100.00% $ 35,872
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$12,176 or 33.94% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 871 $ 1,058 $ 1,889 $ 40
$ 871 $ 1,058 $ 1,889 $ 40
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 71 $ 7 $ 5 .46 06/30/2025 $ 3,881 $ 3,929 $ 48
Put - S&P 500 Mini Index
(a)
N/A 630 63 $ 546 .05 06/30/2025 1,405 844 (561)
Total $ 5,286 $ 4,773 $ (513)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 159 $ 16 $ 600 .66 06/30/2025 $ (262) $ (64) $ 198
Put - S&P 500 Mini Index
(a)
N/A 630 63 $ 491 .45 06/30/2025 (707) (277) 430
Total $ (969) $ (341) $ 628
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
March 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 87 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 87 .49%
iShares Core S&P 500 ETF
(a)
47,077 $ 26,452
SPDR Portfolio S&P 500 ETF 104,633 6,881
SPDR S&P 500 ETF Trust 9,440 5,281
Vanguard S&P 500 ETF
(a)
15,424 7,926
$ 46,540
Money Market Funds - 0 .16%
Principal Government Money Market Fund - Class
R-6 4.18%
(b),(c)
86,581 87
TOTAL INVESTMENT COMPANIES $ 46,627
TOTAL PURCHASED OPTIONS - 15.00% $ 7,981
Total Investments $ 54,608
Other Assets and Liabilities -  (2.65)% (1,409)
TOTAL NET ASSETS - 100.00% $ 53,199
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$23,662 or 44.48% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales March 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.18% $ 7,529 $ 1,686 $ 9,128 $ 87
$ 7,529 $ 1,686 $ 9,128 $ 87
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.18% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 94 $ 9 $ 5 .76 09/30/2025 $ 5,372 $ 5,192 $ (180)
Put - S&P 500 Mini Index
(a)
N/A 930 93 $ 576 .25 09/30/2025 2,727 2,789 62
Total $ 8,099 $ 7,981 $ (118)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 364 $ 36 $ 633 .88 09/30/2025 $ (545) $ (115) $ 430
Put - S&P 500 Mini Index
(a)
N/A 930 93 $ 518 .63 09/30/2025 (1,519) (1,207) 312
Total $ (2,064) $ (1,322) $ 742
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
March 31, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar